UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2008 to August 31, 2008

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 89.5%
	Consumer Discretionary — 11.2%

163,837	Amazon.Com, Inc.*	$13,239,668
94,672	Apollo Group, Inc., Class A*	6,028,713
206,239	Bed Bath & Beyond, Inc.*	6,323,288
842,319	Comcast Corp., Class A	17,840,316
492,912	DIRECTV Group, Inc. (The)*	13,905,048
140,614	Discovery Holding Co., Class A*	2,844,621
128,560	DISH Network Corp., Class A*	3,626,678
166,264	Expedia, Inc.*	2,936,222
64,777	Focus Media Holding Ltd. (ADR)*	2,119,503
118,173	Garmin Ltd.*	4,107,694
43,623	Lamar Advertising Co., Class A*	1,620,594
95,409	Liberty Global, Inc., Class A*	3,356,489
321,459	Liberty Media Corp. - Interactive, Class A*	4,368,628
74,515	PetSmart, Inc.	2,009,670
81,561	Sears Holdings Corp.*	7,499,534
2,032,116	Sirius XM Radio, Inc.*	2,702,714
278,621	Staples, Inc.	6,742,628
597,980	Starbucks Corp.*	9,304,569
211,413	Virgin Media, Inc.	2,410,108
66,815	Wynn Resorts Ltd.	6,375,487
		119,362,172
	Consumer Staples — 1.1%

134,818	Costco Wholesale Corp.	9,040,895
54,798	Hansen Natural Corp.*	1,505,849
81,233	Whole Foods Market, Inc.	1,487,376
		12,034,120
	Financials — 0.0%

—NM	Tree.com, Inc.*	2

	Health Care — 13.5%

299,779	Amgen, Inc.*	18,841,110
78,039	Amylin Pharmaceuticals, Inc.*	1,715,297
186,424	Biogen Idec, Inc.*	9,494,574
255,316	Celgene Corp.*	17,693,399
38,981	Cephalon, Inc.*	2,986,724
84,411	Dentsply International, Inc.	3,308,067
132,391	Express Scripts, Inc.*	9,718,823
197,980	Genzyme Corp.*	15,501,834
536,684	Gilead Sciences, Inc.*	28,272,513
53,161	Henry Schein, Inc.*	3,108,855
158,923	Hologic, Inc.*	3,372,346
22,840	Intuitive Surgical, Inc.*	6,743,967
68,740	Patterson Cos., Inc.*	2,236,800
372,266	Teva Pharmaceutical Industries Ltd. (ADR)	17,623,073
86,850	Vertex Pharmaceuticals, Inc.*	2,332,791
		142,950,173
	Industrials — 4.0%

99,577	CH Robinson Worldwide, Inc.	5,188,958
108,929	Cintas Corp.	3,355,013
123,713	Expeditors International of Washington, Inc.	4,464,802
84,218	Fastenal Co.	4,373,441
88,954	Foster Wheeler Ltd.*	4,420,124
62,807	Joy Global, Inc.	4,461,809
74,947	Monster Worldwide, Inc.*	1,464,464
241,794	PACCAR, Inc.	10,411,650
68,689	Ryanair Holdings plc (ADR)*	1,563,362
53,507	Stericycle, Inc.*	3,172,965
		42,876,588
	Information Technology — 57.6%

345,669	Activision Blizzard, Inc.*	11,344,857
307,917	Adobe Systems, Inc.*	13,188,085
95,239	Akamai Technologies, Inc.*	2,180,973
249,093	Altera Corp.	5,639,466
726,452	Apple, Inc.*	123,155,408
414,112	Applied Materials, Inc.	7,420,887
137,848	Autodesk, Inc.*	4,897,740
15,545	Baidu.com (ADR)*	4,876,777
240,608	Broadcom Corp., Class A*	5,789,029
291,499	CA, Inc.	6,969,741
159,604	Cadence Design Systems, Inc.*	1,275,236
127,545	Check Point Software Technologies*	3,123,577
1,246,765	Cisco Systems, Inc.*	29,984,698
128,819	Citrix Systems, Inc.*	3,899,351
166,326	Cognizant Technology Solutions Corp., Class A*	4,876,678
439,228	Dell, Inc.*	9,544,424
579,975	eBay, Inc.*	14,458,777
189,635	Electronic Arts, Inc.*	9,256,084
121,142	Fiserv, Inc.*	6,282,424
536,040	Flextronics International Ltd.*	4,781,477
84,898	Flir Systems, Inc.*	3,030,859
85,748	Google, Inc., Class A*	39,726,191
85,380	IAC/InterActiveCorp*	1,417,308
66,394	Infosys Technologies Ltd. (ADR)	2,740,744
1,184,945	Intel Corp.	27,099,692
238,893	Intuit, Inc.*	7,183,513
203,820	Juniper Networks, Inc.*	5,238,174
121,752	Kla-Tencor Corp.	4,512,129
76,245	Lam Research Corp.*	2,802,766
175,180	Linear Technology Corp.	5,717,875
103,533	Logitech International S.A. (Registered)*	2,763,296
340,306	Marvell Technology Group Ltd.*	4,801,718
90,836	Microchip Technology, Inc.	2,907,660
1,893,582	Microsoft Corp.	51,675,853
212,208	NetApp, Inc.*	5,407,060
321,813	Nvidia Corp.*	4,067,716
1,268,974	Oracle Corp.*	27,828,600
201,966	Paychex, Inc.	6,883,001
1,153,330	QUALCOMM, Inc.	60,722,825
333,244	Research In Motion Ltd.*	40,522,470
121,805	SanDisk Corp.*	1,761,300
200,908	Sun Microsystems, Inc.*	1,808,172
518,983	Symantec Corp.*	11,578,511
108,458	VeriSign, Inc.*	3,467,402
218,865	Xilinx, Inc.	5,686,113
390,719	Yahoo!, Inc.*	7,572,134
		611,868,771
	Materials — 0.7%

73,144	Sigma-Aldrich Corp.	4,151,653
122,137	Steel Dynamics, Inc.	3,032,662
		7,184,315
	Telecommunication Services — 1.4%

40,484	Leap Wireless International, Inc.*	1,808,016
893,733	Level 3 Communications, Inc.*	3,065,504

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
61,792	Millicom International Cellular S.A.	$4,904,431
96,200	NII Holdings, Inc.*	5,052,424
		14,830,375
	Total Common Stock (Cost $1,019,331,276)	951,106,516

Principal
Amount
	Repurchase Agreements — 19.6%
$83,064,140	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $83,083,522(b)	83,064,140
36,655,503	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $36,664,137(c)	36,655,503
24,795,266	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $24,801,107(d)	24,795,266
995,969	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $996,190(e)	995,969
44,631,478	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $44,641,892(f)	44,631,478
18,596,449	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $18,600,726(g)	18,596,449
	Total Repurchase Agreements (Cost $208,738,805)	208,738,805
	Total Investments (Cost $1,228,070,081) — 109.1%	1,159,845,321
	Liabilities in excess of other assets — (9.1)%	(96,566,592)
	Net Assets — 100.0%	$1,063,278,729

*	Non-income producing security.
NM	Not meaningful, amount is less than one share.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $84,725,512. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $37,388,770. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $25,291,174. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $1,015,907. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $45,524,116. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $18,968,427. The investment in the repurchase agreement was through participation in a pooled account.

ADR	American Depositary Receipt

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

See accompanying notes to schedules of portfolio investments.

Aggregate gross unrealized appreciation	$21,460,780
Aggregate gross unrealized depreciation	(125,029,929)
Net unrealized depreciation	$(103,569,149)
Federal income tax cost of investments	$1,263,414,470

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100® Futures Contracts	2,777	09/19/08	$104,234,695	$2,100,750

Cash collateral in the amount of $10,834,299 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	$544,060	$(6,958)

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	2,366,134	(30,335)

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	113,724,385	(3,858,675)

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	209,969,538	(2,301,555)

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	320,934,159	(4,145,928)

Equity Index Swap Agreement based on the NASDAQ-100® Index	12/06/08	515,042,486	(94,131,202)

			$(104,474,653)

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 93.2%
	Consumer Discretionary — 8.7%

298,966	General Motors Corp.	$2,989,660
298,966	Home Depot, Inc.	8,107,958
298,966	McDonald’s Corp.	18,535,892
298,966	Walt Disney Co. (The)	9,671,550
		39,305,060
	Consumer Staples — 11.9%

298,966	Coca-Cola Co. (The)	15,567,160
298,966	Procter & Gamble Co.	20,858,858
298,966	Wal-Mart Stores, Inc.	17,659,921
		54,085,939
	Energy — 10.9%

298,966	Chevron Corp.	25,806,745
298,966	Exxon Mobil Corp.	23,920,270
		49,727,015
	Financials — 9.9%

298,966	American Express Co.	11,862,971
298,966	American International Group, Inc.	6,424,779
298,966	Bank of America Corp.	9,309,801
298,966	Citigroup, Inc.	5,677,365
298,966	JPMorgan Chase & Co.	11,507,201
		44,782,117
	Health Care — 8.2%

298,966	Johnson & Johnson	21,056,176
298,966	Merck & Co., Inc.	10,664,117
298,966	Pfizer, Inc.	5,713,240
		37,433,533
	Industrials — 19.8%

298,966	3M Co.	21,405,966
298,966	Boeing Co.	19,600,211
298,966	Caterpillar, Inc.	21,145,865
298,966	General Electric Co.	8,400,944
298,966	United Technologies Corp.	19,609,180
		90,162,166
	Information Technology — 14.4%

298,966	Hewlett-Packard Co.	14,027,485
298,966	Intel Corp.	6,837,352
298,966	International Business Machines Corp.	36,393,131
298,966	Microsoft Corp.	8,158,782
		65,416,750
	Materials — 5.0%

298,966	Alcoa, Inc.	9,605,778
298,966	EI Du Pont de Nemours & Co.	13,286,049
		22,891,827
	Telecommunication Services — 4.4%

298,966	AT&T, Inc.	9,563,922
298,966	Verizon Communications, Inc.	10,499,686
		20,063,608
	Total Common Stock
	(Cost $436,556,820)	423,868,015

Principal
Amount
	Repurchase Agreements — 12.7%
$22,922,984	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $22,928,333(b)	22,922,984
10,115,719	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $10,118,102(c)	10,115,719
6,842,682	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $6,844,294(d)	6,842,682
274,855	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $274,916(e)	274,855
12,316,827	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $12,319,701(f)	12,316,827
5,132,012	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $5,133,192(g)	5,132,012
	Total Repurchase Agreements (Cost $57,605,079)	57,605,079
	Total Investments (Cost $494,161,899) — 105.9%	481,473,094
	Liabilities in excess of other assets — (5.9)%	(26,774,778)
	Net Assets — 100.0%	$454,698,316

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $23,381,468. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $10,318,077. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $6,979,536. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $280,357. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $12,563,166. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $5,234,665. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,614,445
Aggregate gross unrealized depreciation	(35,272,402)
Net unrealized depreciation	$(25,657,957)
Federal income tax cost of investments	$507,131,051

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Dow Jones Futures Contracts	822	09/18/08	$47,474,610	$1,080,810

Cash collateral in the amount of $5,044,956 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	09/08/08	$51,983,755	$(452,745)

Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	09/08/08	69,140,456	(600,331)

Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	09/08/08	186,994,158	(3,787,281)

Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	12/06/08	160,000,000	(26,232,052)

			$(31,072,409)

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 88.4%
	Consumer Discretionary — 7.5%

8,014	Abercrombie & Fitch Co., Class A	$420,334
28,473	Amazon.Com, Inc.*	2,300,903
11,972	Apollo Group, Inc., Class A*	762,377
12,343	AutoNation, Inc.*	140,093
3,969	Autozone, Inc.*	544,666
23,857	Bed Bath & Beyond, Inc.*	731,456
31,866	Best Buy Co., Inc.	1,426,641
7,524	Big Lots, Inc.*	222,485
5,631	Black & Decker Corp.	356,161
40,235	Carnival Corp.	1,491,109
62,745	CBS Corp., Class B	1,015,214
11,381	Centex Corp.	184,600
31,438	Coach, Inc.*	911,388
272,776	Comcast Corp., Class A	5,777,396
12,902	Darden Restaurants, Inc.	377,900
5,275	Dillard’s, Inc., Class A	67,362
65,450	DIRECTV Group, Inc. (The)*	1,846,344
25,313	DR Horton, Inc.	315,400
26,555	Eastman Kodak Co.	429,925
19,250	Expedia, Inc.*	339,955
12,867	Family Dollar Stores, Inc.	320,646
206,550	Ford Motor Co.*	921,213
14,155	Fortune Brands, Inc.	832,597
14,894	GameStop Corp., Class A*	653,400
21,068	Gannett Co., Inc.	374,800
41,347	Gap, Inc. (The)	804,199
52,159	General Motors Corp.	521,590
15,091	Genuine Parts Co.	640,160
22,159	Goodyear Tire & Rubber Co. (The)*	434,538
29,982	H&R Block, Inc.	765,740
21,798	Harley-Davidson, Inc.	867,124
5,355	Harman International Industries, Inc.	182,231
12,777	Hasbro, Inc.	477,860
156,346	Home Depot, Inc.	4,240,104
28,519	International Game Technology	611,162
43,478	Interpublic Group of Cos., Inc.*	408,693
20,462	JC Penney Co., Inc.	797,404
54,674	Johnson Controls, Inc.	1,690,520
7,981	Jones Apparel Group, Inc.	158,503
7,103	KB Home	147,742
28,256	Kohl’s Corp.*	1,389,348
15,323	Leggett & Platt, Inc.	341,856
12,882	Lennar Corp., Class A	169,398
8,731	Liz Claiborne, Inc.	141,530
134,848	Lowe’s Cos., Inc.	3,322,655
27,586	Ltd Brands, Inc.	573,789
38,736	Macy’s, Inc.	806,484
27,688	Marriott International, Inc., Class A	781,078
33,343	Mattel, Inc.	644,520
104,430	McDonald’s Corp.	6,474,660
29,598	McGraw-Hill Cos., Inc. (The)	1,267,978
3,412	Meredith Corp.	96,833
13,253	New York Times Co. (The), Class A	172,156
25,509	Newell Rubbermaid, Inc.	461,713
212,165	News Corp., Class A	3,004,256
34,955	Nike, Inc., Class B	2,118,623
16,194	Nordstrom, Inc.	503,633
25,159	Office Depot, Inc.*	177,119
29,513	Omnicom Group, Inc.	1,251,056
5,320	Polo Ralph Lauren Corp.	403,682
19,677	Pulte Homes, Inc.	285,513
12,091	RadioShack Corp.	229,850
8,268	Scripps Networks Interactive, Inc., Class A	343,453
6,454	Sears Holdings Corp.*	593,445
9,111	Sherwin-Williams Co. (The)	533,449
5,319	Snap-On, Inc.	303,289
7,217	Stanley Works (The)	346,055
64,681	Staples, Inc.	1,565,280
67,073	Starbucks Corp.*	1,043,656
17,196	Starwood Hotels & Resorts Worldwide, Inc.	623,355
71,717	Target Corp.	3,802,435
11,611	Tiffany & Co.	512,858
329,662	Time Warner, Inc.	5,396,567
39,125	TJX Cos., Inc.	1,417,890
8,041	VF Corp.	637,249
58,301	Viacom, Inc., Class B*	1,718,713
175,521	Walt Disney Co. (The)	5,678,104
544	Washington Post Co. (The), Class B	324,496
8,070	Wendy’s International, Inc.	195,859
6,920	Whirlpool Corp.	563,011
16,292	Wyndham Worldwide Corp.	314,110
43,642	Yum! Brands, Inc.	1,557,147
		87,600,086
	Consumer Staples — 10.0%

192,948	Altria Group, Inc.	4,057,696
65,696	Anheuser-Busch Cos, Inc.	4,458,131
59,324	Archer-Daniels-Midland Co.	1,510,389
39,311	Avon Products, Inc.	1,683,690
7,776	Brown-Forman Corp., Class B	559,950
19,849	Campbell Soup Co.	730,642
12,701	Clorox Co.	750,629
184,030	Coca-Cola Co. (The)	9,582,442
26,500	Coca-Cola Enterprises, Inc.	452,355
46,780	Colgate-Palmolive Co.	3,556,683
41,913	ConAgra Foods, Inc.	891,489
18,010	Constellation Brands, Inc., Class A*	380,191
39,918	Costco Wholesale Corp.	2,676,901
131,679	CVS/Caremark Corp.	4,819,451
13,995	Dean Foods Co.*	352,254
10,533	Estee Lauder Cos., Inc. (The), Class A	524,227
30,871	General Mills, Inc.	2,043,043
15,483	Hershey Co. (The)	558,781
29,036	HJ Heinz Co.	1,461,092
23,385	Kellogg Co.	1,273,079
38,551	Kimberly-Clark Corp.	2,377,826
139,666	Kraft Foods, Inc., Class A	4,400,876
60,958	Kroger Co. (The)	1,683,660
16,019	Lorillard, Inc.	1,157,213
11,813	McCormick & Co., Inc. (Non-Voting)	477,836
12,892	Molson Coors Brewing Co., Class B	614,304
12,474	Pepsi Bottling Group, Inc.	368,981
146,124	PepsiCo, Inc.	10,006,571
194,326	Philip Morris International, Inc.	10,435,306
281,266	Procter & Gamble Co.	19,623,929
15,774	Reynolds American, Inc.	835,706
40,354	Safeway, Inc.	1,062,924
65,072	Sara Lee Corp.	878,472

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
19,563	SUPERVALU, Inc.	$453,666
55,338	SYSCO Corp.	1,761,409
25,192	Tyson Foods, Inc., Class A	365,788
13,620	UST, Inc.	729,896
91,248	Walgreen Co.	3,324,165
214,360	Wal-Mart Stores, Inc.	12,662,245
12,918	Whole Foods Market, Inc.	236,529
19,785	Wm. Wrigley Jr. Co.	1,572,512
		117,352,929
	Energy — 12.2%

43,131	Anadarko Petroleum Corp.	2,662,477
30,731	Apache Corp.	3,515,012
28,382	Baker Hughes, Inc.	2,270,844
27,071	BJ Services Co.	726,856
9,521	Cabot Oil & Gas Corp.	423,113
19,963	Cameron International Corp.*	930,076
44,306	Chesapeake Energy Corp.	2,144,410
190,550	Chevron Corp.	16,448,276
142,095	ConocoPhillips	11,724,258
16,844	CONSOL Energy, Inc.	1,140,507
41,097	Devon Energy Corp.	4,193,949
64,701	El Paso Corp.	1,084,389
13,293	ENSCO International, Inc.	901,000
22,876	EOG Resources, Inc.	2,388,712
486,771	Exxon Mobil Corp.	38,946,548
80,369	Halliburton Co.	3,531,414
25,889	Hess Corp.	2,710,837
65,221	Marathon Oil Corp.	2,939,510
7,412	Massey Energy Co.	488,895
17,507	Murphy Oil Corp.	1,374,825
25,932	Nabors Industries Ltd.*	923,179
38,250	National Oilwell Varco, Inc.*	2,820,172
24,764	Noble Corp.	1,245,382
15,864	Noble Energy, Inc.	1,137,925
75,613	Occidental Petroleum Corp.	6,000,648
25,020	Peabody Energy Corp.	1,575,009
14,233	Range Resources Corp.	660,696
10,370	Rowan Cos., Inc.	383,068
109,924	Schlumberger Ltd.	10,357,039
19,868	Smith International, Inc.	1,384,800
31,505	Southwestern Energy Co.*	1,208,847
58,307	Spectra Energy Corp.	1,542,803
10,761	Sunoco, Inc.	477,573
12,690	Tesoro Corp.	235,399
29,375	Transocean, Inc.*	3,736,500
48,692	Valero Energy Corp.	1,692,534
62,612	Weatherford International Ltd.*	2,415,571
53,839	Williams Cos., Inc.	1,663,087
49,451	XTO Energy, Inc.	2,492,825
		142,498,965
	Financials — 13.4%

43,795	Aflac, Inc.	2,483,177
50,740	Allstate Corp. (The)	2,289,896
18,691	American Capital Ltd.	406,342
106,726	American Express Co.	4,234,888
247,709	American International Group, Inc.	5,323,266
20,474	Ameriprise Financial, Inc.	920,306
27,518	AON Corp.	1,306,830
8,266	Apartment Investment & Management Co., Class A (REIT)	292,947
8,821	Assurant, Inc.	515,411
7,097	AvalonBay Communities, Inc. (REIT)	709,700
420,014	Bank of America Corp.	13,079,236
105,382	Bank of New York Mellon Corp. (The)	3,647,271
50,383	BB&T Corp.	1,511,490
11,021	Boston Properties, Inc. (REIT)	1,129,322
34,563	Capital One Financial Corp.	1,525,611
16,013	CB Richard Ellis Group, Inc., Class A*	209,290
85,551	Charles Schwab Corp. (The)	2,052,368
33,670	Chubb Corp.	1,616,497
15,037	Cincinnati Financial Corp.	445,697
26,033	CIT Group, Inc.	268,400
501,559	Citigroup, Inc.	9,524,605
6,178	CME Group, Inc.	2,071,978
13,866	Comerica, Inc.	389,496
11,029	Developers Diversified Realty Corp. (REIT)	369,582
44,158	Discover Financial Services	726,399
49,467	E*Trade Financial Corp.*	158,294
24,918	Equity Residential (REIT)	1,051,540
98,052	Fannie Mae	670,676
7,987	Federated Investors, Inc., Class B	267,085
52,953	Fifth Third Bancorp	835,598
17,206	First Horizon National Corp.	193,223
14,379	Franklin Resources, Inc.	1,502,606
59,585	Freddie Mac	268,728
24,640	General Growth Properties, Inc. (REIT)	638,915
39,879	Genworth Financial, Inc., Class A	640,058
36,321	Goldman Sachs Group, Inc. (The)	5,955,554
28,992	Hartford Financial Services Group, Inc.	1,828,815
22,833	HCP, Inc. (REIT)	827,011
48,118	Host Hotels & Resorts, Inc. (REIT)	688,087
47,827	Hudson City Bancorp, Inc.	881,930
33,737	Huntington Bancshares, Inc./OH	246,955
6,497	IntercontinentalExchange, Inc.*	571,931
35,601	Invesco Ltd.	912,454
13,496	Janus Capital Group, Inc.	363,987
318,122	JPMorgan Chase & Co.	12,244,516
44,725	Keycorp	537,147
23,374	Kimco Realty Corp. (REIT)	868,110
13,007	Legg Mason, Inc.	579,202
64,183	Lehman Brothers Holdings, Inc.	1,032,704
16,290	Leucadia National Corp.	754,064
23,884	Lincoln National Corp.	1,212,352
33,358	Loews Corp.	1,448,738
7,107	M&T Bank Corp.	507,013
47,129	Marsh & McLennan Cos., Inc.	1,504,829
23,885	Marshall & Ilsley Corp.	367,829
19,561	MBIA, Inc.	317,279
141,039	Merrill Lynch & Co., Inc.	3,998,456
65,438	MetLife, Inc.	3,546,740
11,519	MGIC Investment Corp.	96,875
18,707	Moody’s Corp.	760,627
102,006	Morgan Stanley	4,164,905
70,049	National City Corp.	353,047
17,640	Northern Trust Corp.	1,418,080
24,410	NYSE Euronext	990,802
15,763	Plum Creek Timber Co., Inc. (REIT)	782,160
31,860	PNC Financial Services Group, Inc.	2,292,327

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
23,855	Principal Financial Group, Inc.	$1,092,320
62,412	Progressive Corp. (The)	1,152,750
24,150	Prologis (REIT)	1,039,899
40,173	Prudential Financial, Inc.	2,961,152
11,381	Public Storage (REIT)	1,005,170
64,007	Regions Financial Corp.	593,345
8,283	Safeco Corp.	559,931
20,711	Simon Property Group, Inc. (REIT)	1,965,060
43,012	SLM Corp.*	710,128
44,140	Sovereign Bancorp, Inc.	426,392
39,298	State Street Corp.	2,659,296
32,438	SunTrust Banks, Inc.	1,358,828
23,924	T. Rowe Price Group, Inc.	1,420,129
8,272	Torchmark Corp.	494,169
55,711	Travelers Cos., Inc. (The)	2,460,198
160,359	U.S. Bancorp	5,109,038
31,905	Unum Group	810,706
12,452	Vornado Realty Trust (REIT)	1,238,476
196,942	Wachovia Corp.	3,129,408
136,725	Washington Mutual, Inc.	553,736
304,261	Wells Fargo & Co.	9,209,980
28,007	XL Capital Ltd., Class A	562,941
9,903	Zions Bancorporation	265,797
		156,110,103
	Health Care — 11.3%

142,181	Abbott Laboratories	8,165,455
44,664	Aetna, Inc.	1,926,805
28,330	Allergan, Inc.	1,582,797
14,830	AmerisourceBergen Corp.	608,178
100,297	Amgen, Inc.*	6,303,667
15,537	Applied Biosystems, Inc.	566,945
9,954	Barr Pharmaceuticals, Inc.*	672,293
57,800	Baxter International, Inc.	3,916,528
22,487	Becton Dickinson & Co.	1,964,914
26,997	Biogen Idec, Inc.*	1,374,957
124,064	Boston Scientific Corp.*	1,558,244
182,381	Bristol-Myers Squibb Co.	3,892,011
32,880	Cardinal Health, Inc.	1,807,742
40,160	Celgene Corp.*	2,783,088
25,873	Cigna Corp.	1,083,561
13,967	Coventry Health Care, Inc.*	489,124
46,025	Covidien Ltd.	2,488,572
9,154	CR Bard, Inc.	855,441
9,642	DaVita, Inc.*	553,354
91,136	Eli Lilly & Co.	4,251,494
23,141	Express Scripts, Inc.*	1,698,781
28,074	Forest Laboratories, Inc.*	1,001,961
24,628	Genzyme Corp.*	1,928,372
84,990	Gilead Sciences, Inc.*	4,477,273
14,652	Hospira, Inc.*	591,355
15,587	Humana, Inc.*	723,237
16,703	IMS Health, Inc.	371,141
3,561	Intuitive Surgical, Inc.*	1,051,457
259,624	Johnson & Johnson	18,285,318
22,723	King Pharmaceuticals, Inc.*	259,951
10,259	Laboratory Corp. of America Holdings*	750,446
25,541	McKesson Corp.	1,475,759
46,676	Medco Health Solutions, Inc.*	2,186,771
103,460	Medtronic, Inc.	5,648,916
197,759	Merck & Co., Inc.	7,054,064
5,082	Millipore Corp.*	381,201
28,042	Mylan, Inc.*	361,461
11,186	Patterson Cos., Inc.*	363,992
10,911	PerkinElmer, Inc.	309,982
623,256	Pfizer, Inc.	11,910,422
14,540	Quest Diagnostics, Inc.	785,887
149,371	Schering-Plough Corp.	2,897,797
31,214	St. Jude Medical, Inc.*	1,430,538
22,007	Stryker Corp.	1,478,650
44,144	Tenet Healthcare Corp.*	266,188
38,529	Thermo Fisher Scientific, Inc.*	2,333,316
113,195	UnitedHealth Group, Inc.	3,446,788
11,575	Varian Medical Systems, Inc.*	731,077
9,215	Waters Corp.*	628,924
9,632	Watson Pharmaceuticals, Inc.*	291,946
48,473	WellPoint, Inc.*	2,558,890
122,842	Wyeth	5,316,602
21,330	Zimmer Holdings, Inc.*	1,544,079
		131,387,712
	Industrials — 10.1%

64,878	3M Co.	4,645,265
31,079	Allied Waste Industries, Inc.*	417,702
9,816	Avery Dennison Corp.	473,524
69,225	Boeing Co.	4,538,391
27,014	Burlington Northern Santa Fe Corp.	2,901,304
56,641	Caterpillar, Inc.	4,006,218
15,730	CH Robinson Worldwide, Inc.	819,690
12,038	Cintas Corp.	370,770
16,028	Cooper Industries Ltd., Class A	763,574
37,302	CSX Corp.	2,412,693
18,709	Cummins, Inc.	1,219,078
23,467	Danaher Corp.	1,914,203
39,707	Deere & Co.	2,802,123
17,445	Dover Corp.	861,434
15,165	Eaton Corp.	1,109,775
71,925	Emerson Electric Co.	3,366,090
11,926	Equifax, Inc.	421,346
19,644	Expeditors International of Washington, Inc.	708,952
28,566	FedEx Corp.	2,365,836
16,345	Fluor Corp.	1,309,725
36,711	General Dynamics Corp.	3,388,425
918,275	General Electric Co.	25,803,528
11,520	Goodrich Corp.	590,400
68,309	Honeywell International, Inc.	3,427,063
36,602	Illinois Tool Works, Inc.	1,815,825
29,282	Ingersoll-Rand Co., Ltd., Class A	1,081,384
16,734	ITT Corp.	1,066,793
11,218	Jacobs Engineering Group, Inc.*	828,113
11,298	L-3 Communications Holdings, Inc.	1,174,314
31,123	Lockheed Martin Corp.	3,623,962
11,975	Manitowoc Co., Inc. (The)	301,530
33,325	Masco Corp.	635,174
11,447	Monster Worldwide, Inc.*	223,674
34,620	Norfolk Southern Corp.	2,545,609
31,515	Northrop Grumman Corp.	2,169,808
33,636	PACCAR, Inc.	1,448,366
11,039	Pall Corp.	448,294
15,455	Parker Hannifin Corp.	990,202
19,132	Pitney Bowes, Inc.	653,358
12,826	Precision Castparts Corp.	1,324,413
19,565	R.R. Donnelley & Sons Co.	545,472
38,969	Raytheon Co.	2,337,750
14,630	Robert Half International, Inc.	374,528
13,513	Rockwell Automation, Inc.	637,949
14,815	Rockwell Collins, Inc.	779,121
5,304	Ryder System, Inc.	342,214

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
67,413	Southwest Airlines Co.	$1,026,700
9,235	Terex Corp.*	464,428
22,966	Textron, Inc.	943,903
44,427	Tyco International Ltd.	1,905,030
47,608	Union Pacific Corp.	3,994,311
94,054	United Parcel Service, Inc., Class B	6,030,742
89,658	United Technologies Corp.	5,880,668
45,202	Waste Management, Inc.	1,590,206
5,999	WW Grainger, Inc.	540,090
		118,361,040
	Information Technology — 14.6%

49,000	Adobe Systems, Inc.*	2,098,670
55,884	Advanced Micro Devices, Inc.*	351,510
8,884	Affiliated Computer Services, Inc., Class A*	472,984
33,170	Agilent Technologies, Inc.*	1,152,989
15,507	Akamai Technologies, Inc.*	355,110
27,616	Altera Corp.	625,226
26,726	Analog Devices, Inc.	747,259
81,216	Apple, Inc.*	13,768,548
124,880	Applied Materials, Inc.	2,237,850
20,633	Autodesk, Inc.*	733,091
47,761	Automatic Data Processing, Inc.	2,119,633
17,592	BMC Software, Inc.*	572,796
41,202	Broadcom Corp., Class A*	991,320
35,972	CA, Inc.	860,091
8,297	Ciena Corp.*	144,202
544,214	Cisco Systems, Inc.*	13,088,347
16,909	Citrix Systems, Inc.*	511,835
26,611	Cognizant Technology Solutions Corp., Class A*	780,235
13,931	Computer Sciences Corp.*	655,175
24,112	Compuware Corp.*	275,600
11,389	Convergys Corp.*	167,988
145,091	Corning, Inc.	2,980,169
186,188	Dell, Inc.*	4,045,865
101,833	eBay, Inc.*	2,538,697
29,333	Electronic Arts, Inc.*	1,431,744
190,450	EMC Corp.*	2,910,076
15,817	Fidelity National Information Services, Inc.	345,601
15,097	Fiserv, Inc.*	782,930
21,409	Google, Inc., Class A*	9,918,576
227,208	Hewlett-Packard Co.	10,660,599
527,698	Intel Corp.	12,068,453
126,537	International Business Machines Corp.	15,403,349
29,569	Intuit, Inc.*	889,140
19,271	Jabil Circuit, Inc.	324,909
21,168	JDS Uniphase Corp.*	215,067
48,359	Juniper Networks, Inc.*	1,242,826
15,669	Kla-Tencor Corp.	580,693
8,096	Lexmark International, Inc., Class A*	291,213
20,444	Linear Technology Corp.	667,292
58,730	LSI Corp.*	390,555
6,701	Mastercard, Inc., Class A	1,625,328
20,979	MEMC Electronic Materials, Inc.*	1,029,859
17,042	Microchip Technology, Inc.	545,514
70,085	Micron Technology, Inc.*	297,160
737,885	Microsoft Corp.	20,136,882
12,824	Molex, Inc.	309,315
207,765	Motorola, Inc.	1,957,146
19,879	National Semiconductor Corp.	426,007
31,647	NetApp, Inc.*	806,366
32,599	Novell, Inc.*	209,612
9,191	Novellus Systems, Inc.*	208,360
51,103	Nvidia Corp.*	645,942
365,438	Oracle Corp.*	8,014,055
29,556	Paychex, Inc.	1,007,268
12,211	QLogic Corp.*	228,102
149,118	QUALCOMM, Inc.	7,851,063
20,709	SanDisk Corp.*	299,452
72,027	Sun Microsystems, Inc.*	648,243
77,394	Symantec Corp.*	1,726,660
36,613	Tellabs, Inc.*	190,754
16,555	Teradata Corp.*	406,756
15,804	Teradyne, Inc.*	147,451
121,862	Texas Instruments, Inc.	2,986,838
18,258	Total System Services, Inc.	363,699
44,044	Tyco Electronics Ltd.	1,449,488
32,818	Unisys Corp.*	134,226
17,941	VeriSign, Inc.*	573,574
68,174	Western Union Co. (The)	1,882,966
82,832	Xerox Corp.	1,153,850
25,726	Xilinx, Inc.	668,361
126,753	Yahoo!, Inc.*	2,456,473
		170,784,983
	Materials — 3.3%

19,406	Air Products & Chemicals, Inc.	1,782,441
10,315	AK Steel Holding Corp.	542,672
75,086	Alcoa, Inc.	2,412,513
9,317	Allegheny Technologies, Inc.	456,533
5,157	Ashland, Inc.	211,076
9,002	Ball Corp.	413,372
9,180	Bemis Co., Inc.	256,306
4,454	CF Industries Holdings, Inc.	678,790
85,710	Dow Chemical Co. (The)	2,925,282
7,022	Eastman Chemical Co.	423,567
16,173	Ecolab, Inc.	739,753
82,981	EI Du Pont de Nemours & Co.	3,687,676
35,303	Freeport-McMoRan Copper & Gold, Inc.	3,153,264
10,421	Hercules, Inc.	224,572
7,414	International Flavors & Fragrances, Inc.	298,117
39,393	International Paper Co.	1,065,581
15,999	MeadWestvaco Corp.	423,653
50,559	Monsanto Co.	5,776,366
41,826	Newmont Mining Corp.	1,886,353
28,886	Nucor Corp.	1,516,515
12,054	Pactiv Corp.*	323,891
15,114	PPG Industries, Inc.	950,066
28,853	Praxair, Inc.	2,592,153
11,556	Rohm & Haas Co.	867,278
14,754	Sealed Air Corp.	357,489
11,882	Sigma-Aldrich Corp.	674,422
9,000	Titanium Metals Corp.	129,690
10,842	United States Steel Corp.	1,442,745
10,077	Vulcan Materials Co.	754,163
19,460	Weyerhaeuser Co.	1,079,835
		38,046,134
	Telecommunication Services — 2.8%

36,539	American Tower Corp., Class A*	1,510,157
547,330	AT&T, Inc.	17,509,087
9,712	CenturyTel, Inc.	375,174
13,594	Embarq Corp.	641,093
29,868	Frontier Communications Corp.	375,441

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
140,179	Qwest Communications International, Inc.	$529,877
262,656	Sprint Nextel Corp.	2,290,360
262,618	Verizon Communications, Inc.	9,223,144
41,204	Windstream Corp.	511,754
		32,966,087
	Utilities — 3.2%

61,892	AES Corp. (The)*	944,472
15,485	Allegheny Energy, Inc.	701,935
19,302	Ameren Corp.	807,982
37,002	American Electric Power Co., Inc.	1,444,558
30,237	Centerpoint Energy, Inc.	480,164
20,752	CMS Energy Corp.	281,605
25,116	Consolidated Edison, Inc.	1,027,244
16,432	Constellation Energy Group, Inc.	1,096,179
53,251	Dominion Resources, Inc.	2,318,016
15,036	DTE Energy Co.	633,918
116,502	Duke Energy Corp.	2,031,795
45,772	Dynegy, Inc., Class A*	272,801
30,010	Edison International	1,378,059
17,639	Entergy Corp.	1,823,696
60,436	Exelon Corp.	4,590,719
28,082	FirstEnergy Corp.	2,039,876
37,597	FPL Group, Inc.	2,258,076
7,041	Integrys Energy Group, Inc.	368,033
4,164	Nicor, Inc.	191,086
25,259	NiSource, Inc.	416,268
18,551	Pepco Holdings, Inc.	470,268
32,916	PG&E Corp.	1,360,418
9,269	Pinnacle West Capital Corp.	326,176
34,367	PPL Corp.	1,504,244
24,078	Progress Energy, Inc.	1,051,727
46,846	Public Service Enterprise Group, Inc.	1,909,911
15,961	Questar Corp.	828,216
23,060	Sempra Energy	1,335,635
70,686	Southern Co.	2,651,432
19,409	TECO Energy, Inc.	346,257
39,697	Xcel Energy, Inc.	814,185
		37,704,951
	Total Common Stock (Cost $1,085,040,764)	1,032,812,990

Principal Amount
	Repurchase Agreements — 16.9%
$78,649,027	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $78,667,378(b)	78,649,027
34,707,151	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $34,715,326(c)	34,707,151
23,477,321	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $23,482,851(d)	23,477,321
943,030	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $943,240(e)	943,030
42,259,179	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $42,269,039(f)	42,259,179
17,607,991	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $17,612,041(g)	17,607,991
	Total Repurchase Agreements (Cost $197,643,699)	197,643,699
	Total Investments (Cost $1,282,684,463) — 105.3%	1,230,456,689
	Liabilities in excess of other assets — (5.3)%	(61,900,940)
	Net Assets — 100.0%	$1,168,555,749

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $80,222,091. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $35,401,442. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $23,946,871. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $961,908. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $43,104,370. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $17,960,197. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,430,007
Aggregate gross unrealized depreciation	(108,615,279)
Net unrealized depreciation	$(84,185,272)
Federal income tax cost of investments	$1,314,641,961

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P500 Futures Contracts	1,887	09/19/08	$121,098,225	$2,805,244

Cash collateral in the amount of $14,069,476 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	$807,824	$(3,983)

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	1,978,977	(9,310)

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	102,861,447	(784,489)

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	335,504,823	(1,577,674)

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	418,026,465	(4,306,510)

Equity Index Swap Agreement based on the S&P 500® Index	12/06/08	392,303,041	(66,231,268)

			$(72,913,234)

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 90.1%
	Consumer Discretionary — 11.4%

6,333	99 Cents Only Stores*	$54,211
12,857	Advance Auto Parts, Inc.	553,365
9,030	Aeropostale, Inc.*	314,786
27,772	American Eagle Outfitters, Inc.	417,969
6,581	American Greetings Corp., Class A	105,823
7,966	AnnTaylor Stores Corp.*	193,415
9,941	ArvinMeritor, Inc.	149,214
5,778	Barnes & Noble, Inc.	142,890
11,860	Belo Corp., Class A	86,934
3,178	Blyth, Inc.	50,244
4,182	Bob Evans Farms, Inc.	117,389
8,165	Borders Group, Inc.	57,155
15,666	BorgWarner, Inc.	647,789
7,581	Boyd Gaming Corp.	92,412
13,661	Brinker International, Inc.	258,466
8,942	Callaway Golf Co.	121,432
12,085	Career Education Corp.*	226,594
29,499	Carmax, Inc.*	436,585
15,307	Charming Shoppes, Inc.*	82,658
9,049	Cheesecake Factory (The)*	139,083
23,808	Chico’s FAS, Inc.*	136,658
4,450	Chipotle Mexican Grill, Inc., Class A*	308,474
8,095	Coldwater Creek, Inc.*	58,932
8,626	Collective Brands, Inc.*	125,250
11,489	Corinthian Colleges, Inc.*	152,459
8,084	DeVry, Inc.	416,973
11,276	Dick’s Sporting Goods, Inc.*	258,108
12,118	Dollar Tree, Inc.*	464,846
10,743	DreamWorks Animation SKG, Inc., Class A*	342,487
3,593	Entercom Communications Corp., Class A	21,953
20,887	Foot Locker, Inc.	340,249
6,588	Furniture Brands International, Inc.	58,963
19,268	Gentex Corp.	306,939
7,433	Guess?, Inc.	277,028
12,692	Hanesbrands, Inc.*	302,577
5,796	Harte-Hanks, Inc.	71,581
6,105	Hovnanian Enterprises, Inc., Class A*	43,590
4,027	International Speedway Corp., Class A	159,751
3,877	ITT Educational Services, Inc.*	344,704
6,065	John Wiley & Sons, Inc., Class A	288,573
10,468	Lamar Advertising Co., Class A*	388,886
10,431	Lear Corp.*	131,013
5,211	Lee Enterprises, Inc.	19,541
4,587	Life Time Fitness, Inc.*	162,150
6,591	Marvel Entertainment, Inc.*	223,237
4,207	Matthews International Corp., Class A	211,444
4,752	MDC Holdings, Inc.	196,970
3,085	Media General, Inc., Class A	37,946
4,353	Modine Manufacturing Co.	68,864
7,475	Mohawk Industries, Inc.*	516,149
6,076	NetFlix, Inc.*	187,384
714	NVR, Inc.*	426,779
18,128	O’Reilly Automotive, Inc.*	527,887
9,302	Pacific Sunwear of California*	58,882
17,180	PetSmart, Inc.	463,345
6,927	Phillips-Van Heusen Corp.	263,642
5,197	priceline.com, Inc.*	483,217
5,803	Regis Corp.	159,350
9,002	Rent-A-Center, Inc.*	203,985
17,921	Ross Stores, Inc.	720,603
5,717	Ryland Group, Inc.	132,520
19,375	Saks, Inc.*	220,875
3,514	Scholastic Corp.	91,715
8,747	Scientific Games Corp., Class A*	263,372
35,236	Service Corp. International	359,760
9,086	Sotheby’s	244,777
1,918	Strayer Education, Inc.	402,473
4,637	Thor Industries, Inc.	106,558
6,505	Timberland Co., Class A*	109,674
17,347	Toll Brothers, Inc.*	431,593
8,363	Tupperware Brands Corp.	298,726
4,887	Under Armour, Inc., Class A*	164,741
15,332	Urban Outfitters, Inc.*	546,126
6,482	Valassis Communications, Inc.*	60,996
6,139	Warnaco Group, Inc. (The)*	316,588
11,822	Williams-Sonoma, Inc.	209,131
		18,139,408
	Consumer Staples — 3.2%

11,683	Alberto-Culver Co.	305,627
8,104	BJ’s Wholesale Club, Inc.*	308,195
8,970	Church & Dwight Co., Inc.	560,625
10,000	Corn Products International, Inc.	447,900
7,757	Energizer Holdings, Inc.*	658,880
8,223	Hansen Natural Corp.*	225,968
9,704	Hormel Foods Corp.	346,045
7,500	JM Smucker Co. (The)	406,725
2,790	Lancaster Colony Corp.	97,036
6,986	NBTY, Inc.*	232,215
7,921	PepsiAmericas, Inc.	185,589
7,568	Ralcorp Holdings, Inc.*	464,675
5,015	Ruddick Corp.	159,678
15,777	Smithfield Foods, Inc.*	317,276
3,640	Tootsie Roll Industries, Inc.	103,667
3,432	Universal Corp.	178,189
		4,998,290
	Energy — 8.0%

19,448	Arch Coal, Inc.	1,054,859
4,553	Bill Barrett Corp.*	179,297
11,179	Cimarex Energy Co.	620,882
33,192	Denbury Resources, Inc.*	826,149
7,191	Encore Acquisition Co.*	370,768
8,856	Exterran Holdings, Inc.*	404,808
17,278	FMC Technologies, Inc.*	925,410
11,975	Forest Oil Corp.*	681,617
14,025	Frontier Oil Corp.	271,664
12,368	Helix Energy Solutions Group, Inc.*	380,563
14,077	Helmerich & Payne, Inc.	804,078
17,776	Newfield Exploration Co.*	803,831
3,614	Overseas Shipholding Group, Inc.	259,268
8,553	Patriot Coal Corp.*	512,838
20,837	Patterson-UTI Energy, Inc.	592,188
16,129	Pioneer Natural Resources Co.	1,018,869
14,505	Plains Exploration & Production Co.*	781,819
22,636	Pride International, Inc.*	869,449
14,817	Quicksilver Resources, Inc.*	358,423
10,895	Superior Energy Services, Inc.*	512,501
6,943	Tidewater, Inc.	421,232
		12,650,513

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
	Financials — 14.3%

5,524	Affiliated Managers Group, Inc.*	$525,995
4,329	Alexandria Real Estate Equities, Inc. (REIT)	466,277
13,220	AMB Property Corp. (REIT)	600,056
9,556	American Financial Group, Inc./OH	272,633
15,545	AmeriCredit Corp.*	164,466
19,189	Apollo Investment Corp.	339,645
12,521	Arthur J. Gallagher & Co.	331,556
17,188	Associated Banc-Corp.	300,790
11,018	Astoria Financial Corp.	240,743
6,467	Bank of Hawaii Corp.	341,975
6,883	BRE Properties, Inc. (REIT)	331,967
15,380	Brown & Brown, Inc.	312,522
7,172	Camden Property Trust (REIT)	350,065
6,668	Cathay General Bancorp	129,092
5,431	City National Corp./CA	268,780
27,233	Colonial BancGroup, Inc. (The)	172,112
8,450	Commerce Bancshares, Inc./MO	380,250
4,985	Cousins Properties, Inc. (REIT)	124,575
7,932	Cullen/Frost Bankers, Inc.	441,654
19,792	Duke Realty Corp. (REIT)	495,394
15,622	Eaton Vance Corp.	557,862
4,993	Equity One, Inc. (REIT)	104,803
8,356	Everest Re Group Ltd.	686,278
7,932	Federal Realty Investment Trust (REIT)	601,880
28,862	Fidelity National Financial, Inc., Class A	404,934
12,482	First American Corp.	315,420
14,802	First Niagara Financial Group, Inc.	221,438
10,908	FirstMerit Corp.	220,778
6,934	Hanover Insurance Group, Inc. (The)	327,493
14,915	HCC Insurance Holdings, Inc.	375,560
12,117	Health Care REIT, Inc. (REIT)	628,509
7,733	Highwoods Properties, Inc. (REIT)	280,476
5,482	Horace Mann Educators Corp.	81,682
12,676	Hospitality Properties Trust (REIT)	287,492
16,038	Jefferies Group, Inc.	308,090
4,297	Jones Lang LaSalle, Inc.	213,991
12,510	Liberty Property Trust (REIT)	472,378
10,084	Macerich Co. (The) (REIT)	624,502
8,862	Mack-Cali Realty Corp. (REIT)	358,202
4,800	Mercury General Corp.	244,512
13,001	Nationwide Health Properties, Inc. (REIT)	447,494
45,991	New York Community Bancorp, Inc.	758,392
31,103	Old Republic International Corp.	339,956
3,299	PacWest Bancorp	74,821
7,806	Philadelphia Consolidated Holding Co.*	466,252
10,958	PMI Group, Inc. (The)	39,339
5,315	Potlatch Corp. (REIT)	248,157
9,420	Protective Life Corp.	341,852
12,745	Raymond James Financial, Inc.	392,928
10,583	Rayonier, Inc. (REIT)	476,129
13,668	Realty Income Corp. (REIT)	350,994
9,436	Regency Centers Corp. (REIT)	584,749
16,919	SEI Investments Co.	399,627
6,606	StanCorp Financial Group, Inc.	323,760
4,318	SVB Financial Group*	242,024
44,539	Synovus Financial Corp.	409,759
14,677	TCF Financial Corp.	231,163
17,303	UDR, Inc. (REIT)	428,768
6,775	Unitrin, Inc.	172,966
11,695	Waddell & Reed Financial, Inc., Class A	376,579
11,845	Washington Federal, Inc.	204,089
7,083	Webster Financial Corp.	151,009
10,081	Weingarten Realty Investors (REIT)	333,177
3,915	Westamerica Bancorporation	200,448
9,080	Wilmington Trust Corp.	213,108
20,005	WR Berkley Corp.	471,318
		22,585,685
	Health Care — 9.9%

8,206	Advanced Medical Optics, Inc.*	177,496
9,366	Affymetrix, Inc.*	80,360
5,919	Apria Healthcare Group, Inc.*	117,078
8,483	Beckman Coulter, Inc.	626,215
9,140	Cephalon, Inc.*	700,307
9,023	Cerner Corp.*	415,509
9,193	Charles River Laboratories International, Inc.*	603,153
12,984	Community Health Systems, Inc.*	448,078
8,482	Covance, Inc.*	800,192
20,083	Dentsply International, Inc.	787,053
7,402	Edwards Lifesciences Corp.*	438,272
16,224	Endo Pharmaceuticals Holdings, Inc.*	368,609
7,287	Gen-Probe, Inc.*	435,398
32,824	Health Management Associates, Inc., Class A*	190,707
14,478	Health Net, Inc.*	400,317
12,179	Henry Schein, Inc.*	712,228
8,413	Hill-Rom Holdings, Inc.	251,885
34,522	Hologic, Inc.*	732,557
8,137	Idexx Laboratories, Inc.*	458,113
12,072	Invitrogen Corp.*	512,577
4,050	Kindred Healthcare, Inc.*	125,266
7,324	Kinetic Concepts, Inc.*	257,512
7,314	LifePoint Hospitals, Inc.*	246,774
9,877	Lincare Holdings, Inc.*	325,941
7,615	Medicis Pharmaceutical Corp., Class A	157,707
16,413	Omnicare, Inc.	529,319
16,098	PDL BioPharma, Inc.	194,303
10,477	Perrigo Co.	366,590
14,207	Pharmaceutical Product Development, Inc.	579,646
7,478	Psychiatric Solutions, Inc.*	282,295
10,425	Resmed, Inc.*	487,890
14,542	Sepracor, Inc.*	267,573
7,899	STERIS Corp.	290,446
5,214	Techne Corp.*	402,364
6,863	Universal Health Services, Inc., Class B	423,996
12,049	Valeant Pharmaceuticals International*	220,617
3,984	Varian, Inc.*	198,045
11,381	VCA Antech, Inc.*	349,852
18,966	Vertex Pharmaceuticals, Inc.*	509,427
5,627	WellCare Health Plans, Inc.*	234,984
		15,706,651
	Industrials — 15.6%

12,376	AGCO Corp.*	762,733
15,465	Airtran Holdings, Inc.*	37,116
4,911	Alaska Air Group, Inc.*	103,180
5,573	Alexander & Baldwin, Inc.	249,280
4,442	Alliant Techsystems, Inc.*	467,432
14,396	Ametek, Inc.	698,782

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
13,640	Avis Budget Group, Inc.*	$103,937
13,368	BE Aerospace, Inc.*	320,164
6,395	Brink’s Co. (The)	446,243
8,233	Carlisle Cos., Inc.	266,667
9,243	ChoicePoint, Inc.*	449,764
6,152	Con-way, Inc.	302,063
9,172	Copart, Inc.*	403,660
4,601	Corporate Executive Board Co. (The)	167,476
16,870	Corrections Corp. of America*	448,742
6,841	Crane Co.	251,202
6,949	Deluxe Corp.	114,728
9,454	Donaldson Co., Inc.	415,125
5,590	DRS Technologies, Inc.	445,076
7,530	Dun & Bradstreet Corp.	692,534
5,412	Dycom Industries, Inc.*	86,754
16,901	Fastenal Co.	877,669
6,476	Federal Signal Corp.	103,810
7,774	Flowserve Corp.	1,027,101
6,567	GATX Corp.	287,832
8,173	Graco, Inc.	311,800
4,338	Granite Construction, Inc.	159,118
11,370	Harsco Corp.	598,517
7,571	Herman Miller, Inc.	213,048
5,996	HNI Corp.	138,747
7,557	Hubbell, Inc., Class B	328,805
11,107	IDEX Corp.	411,736
11,612	JB Hunt Transport Services, Inc.	423,257
24,664	JetBlue Airways Corp.*	149,710
2	John Bean Technologies Corp.*	26
14,607	Joy Global, Inc.	1,037,681
12,257	Kansas City Southern*	630,378
22,909	KBR, Inc.	562,416
2,992	Kelly Services, Inc., Class A	57,865
10,366	Kennametal, Inc.	365,194
6,260	Korn/Ferry International*	111,303
5,764	Lincoln Electric Holdings, Inc.	465,558
10,709	Manpower, Inc.	514,675
3,952	Mine Safety Appliances Co.	143,576
12,724	MPS Group, Inc.*	146,580
6,143	MSC Industrial Direct Co., Class A	312,863
6,153	Navigant Consulting, Inc.*	106,508
4,545	Nordson Corp.	243,748
10,054	Oshkosh Corp.	155,033
13,370	Pentair, Inc.	491,348
23,259	Quanta Services, Inc.*	742,892
21,110	Republic Services, Inc.	693,886
5,719	Rollins, Inc.	101,627
12,063	Roper Industries, Inc.	712,682
11,185	Shaw Group, Inc. (The)*	554,105
7,206	SPX Corp.	859,316
11,632	Stericycle, Inc.*	689,778
5,344	Teleflex, Inc.	345,062
6,903	Thomas & Betts Corp.*	318,090
12,959	Timken Co.	418,835
10,922	Trinity Industries, Inc.	392,974
7,035	United Rentals, Inc.*	113,897
11,390	URS Corp.*	546,264
6,531	Wabtec Corp.	385,786
5,984	Werner Enterprises, Inc.	136,495
7,703	YRC Worldwide, Inc.*	139,424
		24,759,673
	Information Technology — 13.4%

54,400	3Com Corp.*	115,328
4,636	ACI Worldwide, Inc.*	84,004
9,193	Acxiom Corp.	132,839
15,883	ADC Telecommunications, Inc.*	162,801
7,623	Adtran, Inc.	173,804
2,448	Advent Software, Inc.*	113,220
9,087	Alliance Data Systems Corp.*	583,749
23,662	Amphenol Corp., Class A	1,124,418
11,941	Ansys, Inc.*	529,583
16,557	Arrow Electronics, Inc.*	549,527
60,117	Atmel Corp.*	251,890
20,292	Avnet, Inc.*	595,570
6,037	Avocent Corp.*	141,688
18,899	Broadridge Financial Solutions, Inc.	377,413
34,792	Cadence Design Systems, Inc.*	277,988
9,423	CommScope, Inc.*	461,444
12,098	Cree, Inc.*	282,004
20,315	Cypress Semiconductor Corp.*	658,612
8,878	Diebold, Inc.	352,013
5,009	Digital River, Inc.*	219,144
6,179	DST Systems, Inc.*	381,553
11,050	F5 Networks, Inc.*	376,916
6,561	Fair Isaac Corp.	151,559
16,809	Fairchild Semiconductor International, Inc.*	210,785
18,520	Flir Systems, Inc.*	661,164
19,682	Foundry Networks, Inc.*	361,952
8,421	Gartner, Inc.*	222,399
10,733	Global Payments, Inc.	517,438
18,174	Harris Corp.	951,591
4,218	Imation Corp.	89,590
19,302	Ingram Micro, Inc., Class A*	365,001
23,111	Integrated Device Technology, Inc.*	244,746
9,785	International Rectifier Corp.*	204,507
16,701	Intersil Corp., Class A	391,304
10,387	Jack Henry & Associates, Inc.	208,052
16,864	Lam Research Corp.*	619,921
11,584	Lender Processing Services, Inc.*	385,747
11,222	Macrovision Solutions Corp.*	174,165
20,432	McAfee, Inc.*	808,290
12,260	Mentor Graphics Corp.*	149,572
12,099	Metavante Technologies, Inc.*	286,020
7,612	National Instruments Corp.	245,715
22,600	NCR Corp.*	597,996
10,465	NeuStar, Inc., Class A*	251,265
14,465	Palm, Inc.	123,097
15,537	Parametric Technology Corp.*	311,983
6,603	Plantronics, Inc.	170,357
11,812	Polycom, Inc.*	331,208
35,494	RF Micro Devices, Inc.*	137,717
24,750	SAIC, Inc.*	496,238
8,341	Semtech Corp.*	123,363
6,573	Silicon Laboratories, Inc.*	221,576
5,737	SRA International, Inc., Class A*	134,705
10,697	Sybase, Inc.*	368,084
19,256	Synopsys, Inc.*	414,582
7,136	Tech Data Corp.*	243,623
16,348	Trimble Navigation Ltd.*	553,380
12,841	Valueclick, Inc.*	165,521
25,143	Vishay Intertechnology, Inc.*	223,521
29,873	Western Digital Corp.*	814,338
9,139	Wind River Systems, Inc.*	100,986
8,772	Zebra Technologies Corp., Class A*	273,862
		21,252,428
	Materials — 6.8%

11,173	Airgas, Inc.	661,889
10,243	Albemarle Corp.	407,057
9,176	Aptargroup, Inc.	370,619

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
8,696	Cabot Corp.	$240,618
6,449	Carpenter Technology Corp.	250,286
32,677	Chemtura Corp.	215,341
14,194	Cleveland-Cliffs, Inc.	1,436,717
15,398	Commercial Metals Co.	400,810
5,656	Cytec Industries, Inc.	287,325
5,898	Ferro Corp.	129,992
10,096	FMC Corp.	742,460
13,935	Louisiana-Pacific Corp.	135,727
9,192	Lubrizol Corp.	487,084
5,577	Martin Marietta Materials, Inc.	629,643
2,549	Minerals Technologies, Inc.	167,418
10,085	Olin Corp.	271,387
12,327	Packaging Corp. of America	317,420
8,559	Reliance Steel & Aluminum Co.	487,949
17,581	RPM International, Inc.	379,750
6,007	Scotts Miracle-Gro Co. (The), Class A	160,627
6,485	Sensient Technologies Corp.	189,427
13,425	Sonoco Products Co.	463,968
25,486	Steel Dynamics, Inc.	632,817
14,332	Temple-Inland, Inc.	239,488
12,330	Terra Industries, Inc.	619,582
13,421	Valspar Corp.	317,541
8,667	Worthington Industries, Inc.	152,539
		10,795,481
	Telecommunication Services — 0.4%

32,782	Cincinnati Bell, Inc.*	127,850
14,359	Telephone & Data Systems, Inc.	551,385
		679,235
	Utilities — 7.1%

10,326	AGL Resources, Inc.	341,378
14,901	Alliant Energy Corp.	520,790
18,030	Aqua America, Inc.	329,769
5,183	Black Hills Corp.	175,237
15,329	DPL, Inc.	380,466
9,673	Energen Corp.	540,140
21,360	Energy East Corp.	580,992
17,506	Equitable Resources, Inc.	873,724
15,997	Great Plains Energy, Inc.	375,130
11,345	Hawaiian Electric Industries, Inc.	300,075
6,103	Idacorp, Inc.	181,869
24,675	MDU Resources Group, Inc.	815,262
10,962	National Fuel Gas Co.	518,612
20,973	Northeast Utilities	563,964
14,411	NSTAR	487,668
12,410	OGE Energy Corp.	418,217
14,070	Oneok, Inc.	615,000
11,649	PNM Resources, Inc.	137,342
17,498	Puget Energy, Inc.	488,194
15,741	SCANA Corp.	617,047
31,566	Sierra Pacific Resources	354,802
10,924	Vectren Corp.	303,032
14,144	Westar Energy, Inc.	320,362
6,674	WGL Holdings, Inc.	214,903
15,777	Wisconsin Energy Corp.	737,890
		11,191,865
	Total Common Stock (Cost $146,301,437)	142,759,229

No. of Rights
	Rights — 0.0%
5,669	Hovnanian Enterprises, Inc., Class A, expiring 08/14/09 at $35.00*	—
19,601	Republic Services, Inc., expiring 07/27/09 at $125.00*	—
	Total Rights (Cost $—)	—

Principal Amount
	Repurchase Agreements — 13.0%
$8,190,500	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $8,192,411(b)	8,190,500
3,614,398	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $3,615,249(c)	3,614,398
2,444,925	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,445,501(d)	2,444,925
98,207	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $98,229(e)	98,207
4,400,866	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $4,401,893(f)	4,400,866
1,833,694	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $1,834,116(g)	1,833,694
	Total Repurchase Agreements (Cost $20,582,590)	20,582,590
	Total Investments (Cost $166,884,027) — 103.1%	163,341,819
	Liabilities in excess of other assets — (3.1)%	(4,875,094)
	Net Assets — 100.0%	$158,466,725

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $8,354,319. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $3,686,702. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $2,493,824. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $100,173. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $4,488,884. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $1,870,373. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,184,168
Aggregate gross unrealized depreciation	(11,802,090)
Net unrealized depreciation	$(6,617,922)
Federal income tax cost of investments	$169,959,741

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap400 Futures Contracts	249	09/19/08	$20,293,500	$469,120

Cash collateral in the amount of $1,497,960 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	$806,897	$6,801

Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	7,566,450	63,286

Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	25,926,826	(60,818)

Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	63,346,806	362,897

Equity Index Swap Agreement based on the S&P MidCap400 Index	12/06/08	61,000,000	(6,231,638)

			$(5,859,472)

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 91.6%
	Consumer Discretionary — 12.8%

1,230	4Kids Entertainment, Inc.*	$11,168
5,027	Aaron Rents, Inc.	143,571
1,734	AH Belo Corp., Class A	8,410
2,583	Arbitron, Inc.	123,881
1,131	Arctic Cat, Inc.	11,683
2,014	ATC Technology Corp.*	48,779
1,736	Audiovox Corp., Class A*	16,943
1,115	Bassett Furniture Industries, Inc.	11,462
2,057	Big 5 Sporting Goods Corp.	18,472
1,412	Blue Nile, Inc.*	58,782
3,995	Brown Shoe Co., Inc.	60,724
8,270	Brunswick Corp.	114,043
1,474	Buckle, Inc. (The)	76,545
1,469	Buffalo Wild Wings, Inc.*	53,002
3,734	Cabela’s, Inc.*	45,742
2,398	California Pizza Kitchen, Inc.*	34,483
2,789	Cato Corp. (The), Class A	49,114
2,100	CBRL Group, Inc.	54,264
2,255	CEC Entertainment, Inc.*	77,256
7,336	Champion Enterprises, Inc.*	35,873
1,966	Charlotte Russe Holding, Inc.*	23,218
2,231	Childrens Place Retail Stores, Inc. (The)*	93,590
3,333	Christopher & Banks Corp.	32,063
4,947	CKE Restaurants, Inc.	63,223
2,628	Coinstar, Inc.*	86,514
497	CPI Corp.	6,680
7,870	CROCS, Inc.*	32,660
1,226	Deckers Outdoor Corp.*	139,384
1,456	DineEquity, Inc.	28,916
4,271	Dress Barn, Inc.*	69,446
1,730	Drew Industries, Inc.*	27,732
2,706	Ethan Allen Interiors, Inc.	73,441
2,812	EW Scripps Co., Class A	20,443
4,619	Finish Line (The), Class A	55,844
6,472	Fleetwood Enterprises, Inc.*	13,850
4,377	Fossil, Inc.*	130,960
3,780	Fred’s, Inc., Class A	52,996
1,800	Genesco, Inc.*	65,898
2,200	Group 1 Automotive, Inc.	46,552
2,723	Gymboree Corp.*	106,878
2,014	Haverty Furniture Cos., Inc.	22,235
2,690	Hibbett Sports, Inc.*	64,291
5,887	Hillenbrand, Inc.	139,993
4,118	HOT Topic, Inc.*	25,573
3,700	HSN, Inc.*	54,205
5,453	Iconix Brand Group, Inc.*	70,507
3,700	Interval Leisure Group, Inc.*	48,063
5,555	Jack in the Box, Inc.*	131,820
2,591	Jakks Pacific, Inc.*	64,645
2,393	Jo-Ann Stores, Inc.*	59,753
1,707	JOS. A. Bank Clothiers, Inc.*	44,365
2,520	K-Swiss, Inc., Class A	43,218
1,181	Landry’s Restaurants, Inc.	22,746
4,849	La-Z-Boy, Inc.	36,707
1,383	Libbey, Inc.	12,862
1,545	Lithia Motors, Inc., Class A	7,493
7,156	Live Nation, Inc.*	114,854
10,873	LKQ Corp.*	203,651
1,175	M/I Homes, Inc.	21,044
1,778	Maidenform Brands, Inc.*	26,848
1,980	Marcus Corp.	34,016
1,742	MarineMax, Inc.*	13,797
4,849	Men’s Wearhouse, Inc. (The)	106,193
2,894	Meritage Homes Corp.*	67,777
1,304	Midas, Inc.*	18,738
2,809	Monaco Coach Corp.	6,714
1,230	Monarch Casino & Resort, Inc.*	16,470
1,736	Movado Group, Inc.	40,258
2,194	Multimedia Games, Inc.*	11,102
449	National Presto Industries, Inc.	34,717
2,977	Nautilus, Inc.*	15,838
2,885	NutriSystem, Inc.	57,325
2,064	O’Charleys, Inc.	20,661
7,165	OfficeMax, Inc.	87,700
1,358	Oxford Industries, Inc.	31,030
2,868	Panera Bread Co., Class A*	154,126
1,946	Papa John’s International, Inc.*	54,332
1,192	Peet’s Coffee & Tea, Inc.*	31,278
3,921	PEP Boys-Manny Moe & Jack	34,505
1,102	Perry Ellis International, Inc.*	18,800
2,238	PetMed Express, Inc.*	31,869
2,291	PF Chang’s China Bistro, Inc.*	59,520
5,663	Pinnacle Entertainment, Inc.*	62,803
3,122	Polaris Industries, Inc.	140,771
4,523	Pool Corp.	109,728
773	Pre-Paid Legal Services, Inc.*	34,507
11,881	Quiksilver, Inc.*	91,603
7,653	Radio One, Inc., Class D*	7,270
1,651	RC2 Corp.*	41,556
1,588	Red Robin Gourmet Burgers, Inc.*	42,400
4,895	Ruby Tuesday, Inc.	34,216
1,587	Russ Berrie & Co., Inc.*	12,045
1,874	Ruth’s Hospitality Group, Inc.*	8,527
4,246	Select Comfort Corp.*	10,190
3,937	Shuffle Master, Inc.*	19,764
3,080	Skechers U.S.A., Inc., Class A*	58,890
643	Skyline Corp.	14,705
2,758	Sonic Automotive, Inc., Class A	29,676
5,661	Sonic Corp.*	82,028
3,063	Spartan Motors, Inc.	14,488
3,620	Stage Stores, Inc.	57,630
1,498	Stamps.com, Inc.*	20,568
1,137	Standard Motor Products, Inc.	7,857
6,143	Standard Pacific Corp.*	19,658
2,707	Steak N Shake Co. (The)*	21,060
2,477	Stein Mart, Inc.	9,784
1,959	Sturm Ruger & Co., Inc.*	14,301
2,200	Superior Industries International, Inc.	38,654
5,048	Texas Roadhouse, Inc., Class A*	45,331
3,700	Ticketmaster*	79,291
3,067	Tractor Supply Co.*	130,716
5,956	Triarc Cos, Inc., Class B	34,604
1,505	True Religion Apparel, Inc.*	40,861
2,852	Tuesday Morning Corp.*	12,007
2,334	Tween Brands, Inc.*	25,347
1,359	Unifirst Corp.	58,478
1,327	Universal Electronics, Inc.*	34,794
1,962	Universal Technical Institute, Inc.*	33,668
1,383	Volcom, Inc.*	24,673
2,755	Winnebago Industries	31,269
3,929	WMS Industries, Inc.*	132,014
4,709	Wolverine World Wide, Inc.	123,988
3,340	Zale Corp.*	91,215
1,706	Zumiez, Inc.*	24,583
		6,313,642
	Consumer Staples — 3.3%

8,394	Alliance One International, Inc.*	33,744
1,702	Andersons, Inc. (The)	76,522
937	Boston Beer Co., Inc., Class A*	42,137
4,799	Casey’s General Stores, Inc.	139,171

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
6,781	Central Garden and Pet Co., Class A*	$35,939
1,800	Chattem, Inc.*	126,216
7,700	Darling International, Inc.*	105,721
7,406	Flowers Foods, Inc.	195,815
2,205	Great Atlantic & Pacific Tea Co.*	35,986
1,642	Green Mountain Coffee Roasters, Inc.*	59,916
3,823	Hain Celestial Group, Inc.*	99,360
1,318	J&J Snack Foods Corp.	44,403
2,966	Lance, Inc.	60,773
2,849	Longs Drug Stores Corp.	204,131
1,477	Mannatech, Inc.	6,543
1,204	Nash Finch Co.	49,027
1,464	Sanderson Farms, Inc.	50,230
2,061	Spartan Stores, Inc.	46,867
3,831	Spectrum Brands, Inc.*	6,513
2,952	TreeHouse Foods, Inc.*	81,947
4,058	United Natural Foods, Inc.*	77,995
1,558	WD-40 Co.	54,359
		1,633,315
	Energy — 7.4%

5,248	Atwood Oceanics, Inc.*	213,384
2,141	Basic Energy Services, Inc.*	62,581
2,660	Bristow Group, Inc.*	108,448
1,933	CARBO Ceramics, Inc.	116,173
2,585	Dril-Quip, Inc.*	142,201
1,033	Gulf Island Fabrication, Inc.	44,491
2,197	Hornbeck Offshore Services, Inc.*	96,800
7,815	ION Geophysical Corp.*	125,978
1,396	Lufkin Industries, Inc.	129,535
2,447	Matrix Service Co.*	64,307
1,881	NATCO Group, Inc., Class A*	95,348
5,206	Oceaneering International, Inc.*	324,906
3,928	Penn Virginia Corp.	259,955
1,400	Petroleum Development Corp.*	85,106
4,116	Petroquest Energy, Inc.*	76,105
4,709	Pioneer Drilling Co.*	78,923
2,030	SEACOR Holdings, Inc.*	178,945
1	Smith International, Inc.	64
11,710	Southern Union Co.	305,163
5,820	St. Mary Land & Exploration Co.	245,720
3,240	Stone Energy Corp.*	154,451
1,490	Superior Well Services, Inc.*	49,110
2,882	Swift Energy Co.*	134,618
7,049	Tetra Technologies, Inc.*	156,065
4,456	Unit Corp.*	301,805
2,708	World Fuel Services Corp.	78,018
		3,628,200
	Financials — 15.6%

3,050	Acadia Realty Trust (REIT)	72,438
1,673	Anchor Bancorp Wisconsin, Inc.	12,849
4,555	Bank Mutual Corp.	54,888
3,925	BankAtlantic Bancorp, Inc., Class A	7,300
6,774	BioMed Realty Trust, Inc. (REIT)	181,408
4,180	Boston Private Financial Holdings, Inc.	37,369
5,496	Brookline Bancorp, Inc.	56,499
2,661	Cascade Bancorp	21,235
2,759	Cash America International, Inc.	114,195
4,202	Cedar Shopping Centers, Inc. (REIT)	55,046
2,707	Central Pacific Financial Corp.	32,213
4,474	Colonial Properties Trust (REIT)	84,603
1,699	Columbia Banking System, Inc.	23,786
2,815	Community Bank System, Inc.	63,619
3,003	Corus Bankshares, Inc.	11,922
3,983	Delphi Financial Group, Inc., Class A	106,864
8,943	DiamondRock Hospitality Co. (REIT)	82,365
2,384	Dime Community Bancshares	39,145
6,003	East West Bancorp, Inc.	74,857
2,345	EastGroup Properties, Inc. (REIT)	104,259
2,956	Entertainment Properties Trust (REIT)	160,422
2,413	Essex Property Trust, Inc. (REIT)	283,166
7,507	Extra Space Storage, Inc. (REIT)	118,235
2,410	Financial Federal Corp.	60,178
7,163	First Bancorp/Puerto Rico	67,690
2,447	First Cash Financial Services, Inc.*	45,343
6,019	First Commonwealth Financial Corp.	68,797
2,896	First Financial Bancorp	37,706
1,959	First Financial Bankshares, Inc.	96,128
4,579	First Midwest Bancorp, Inc./IL	102,478
1,294	FirstFed Financial Corp.*	20,316
3,718	Flagstar Bancorp, Inc.	16,471
3,359	Forestar Real Estate Group, Inc.*	67,717
3,905	Frontier Financial Corp.	43,541
5,099	Glacier Bancorp, Inc.	108,711
1,658	Greenhill & Co., Inc.	109,594
3,335	Guaranty Financial Group, Inc.*	15,975
2,291	Hancock Holding Co.	112,374
3,636	Hanmi Financial Corp.	18,580
3,438	Hilb Rogal & Hobbs Co.	156,601
2,984	Home Properties, Inc. (REIT)	157,406
1,885	Independent Bank Corp./MI	13,968
1,520	Infinity Property & Casualty Corp.	70,680
5,550	Inland Real Estate Corp. (REIT)	83,472
4,118	Investment Technology Group, Inc.*	131,776
1,785	Irwin Financial Corp.	6,979
3,084	Kilroy Realty Corp. (REIT)	154,354
2,762	Kite Realty Group Trust (REIT)	33,669
5,142	LaBranche & Co., Inc.*	33,063
1,468	LandAmerica Financial Group, Inc.	25,162
3,796	LaSalle Hotel Properties (REIT)	98,962
6,027	Lexington Realty Trust (REIT)	89,863
1,924	LTC Properties, Inc. (REIT)	51,698
6,257	Medical Properties Trust, Inc. (REIT)	69,077
2,486	Mid-America Apartment Communities, Inc. (REIT)	124,698
2,055	Nara Bancorp, Inc.	22,502
3,726	National Financial Partners Corp.	75,153
7,512	National Penn Bancshares, Inc.	107,271
6,944	National Retail Properties, Inc. (REIT)	157,559
1,243	Navigators Group, Inc.*	65,133
6,245	Old National Bancorp/IN	108,850
3,980	optionsXpress Holdings, Inc.	91,819
1,453	Parkway Properties, Inc./MD (REIT)	52,264
3,716	Pennsylvania Real Estate Investment Trust (REIT)	73,763
1,453	Piper Jaffray Cos.*	55,229
1,425	Portfolio Recovery Associates, Inc.*	60,619
2,039	Presidential Life Corp.	36,702
2,665	PrivateBancorp, Inc.	81,656
3,038	ProAssurance Corp.*	163,748
3,635	Prosperity Bancshares, Inc.	116,211
3,137	Provident Bankshares Corp.	24,280
1,456	PS Business Parks, Inc. (REIT)	78,376
2,537	Rewards Network, Inc.*	12,812
1,690	RLI Corp.	94,488
1,546	Safety Insurance Group, Inc.	66,478

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
5,029	Selective Insurance Group	$121,400
10,577	Senior Housing Properties Trust (REIT)	229,309
2,806	Signature Bank/NY*	82,973
6,872	South Financial Group, Inc. (The)	46,730
2,060	Sovran Self Storage, Inc. (REIT)	79,310
1,693	Sterling Bancorp/NY	26,394
6,898	Sterling Bancshares, Inc./TX	67,876
4,905	Sterling Financial Corp./WA	49,982
1,702	Stewart Information Services Corp.	31,844
8,110	Susquehanna Bancshares, Inc.	129,598
2,077	SWS Group, Inc.	41,914
2,976	Tanger Factory Outlet Centers (REIT)	119,397
1,925	Tower Group, Inc.	40,329
2,683	TradeStation Group, Inc.*	26,937
7,148	Trustco Bank Corp./NY	69,907
10,425	UCBH Holdings, Inc.	60,986
3,359	UMB Financial Corp.	174,769
5,671	Umpqua Holdings Corp.	79,167
3,634	United Bankshares, Inc.	93,575
3,725	United Community Banks, Inc./GA	43,806
2,048	United Fire & Casualty Co.	60,908
6,053	Whitney Holding Corp.	131,047
1,668	Wilshire Bancorp, Inc.	22,635
2,230	Wintrust Financial Corp.	51,848
1,553	World Acceptance Corp.*	60,598
3,514	Zenith National Insurance Corp.	134,200
		7,714,062
	Health Care — 12.0%

2,047	Abaxis, Inc.*	40,715
1,017	Air Methods Corp.*	29,361
5,389	Allscripts Healthcare Solutions, Inc.*	77,278
4,097	Alpharma, Inc., Class A*	146,263
2,503	Amedisys, Inc.*	133,210
6,871	American Medical Systems Holdings, Inc.*	122,304
5,046	AMERIGROUP Corp.*	130,590
2,852	AMN Healthcare Services, Inc.*	54,188
2,974	Amsurg Corp.*	80,625
1,274	Analogic Corp.	86,250
3,267	Arqule, Inc.*	11,500
2,512	Arthrocare Corp.*	64,408
2,290	Biolase Technology, Inc.*	5,862
2,756	Cambrex Corp.*	17,942
4,098	Centene Corp.*	92,533
2,239	Chemed Corp.	97,934
2,703	Conmed Corp.*	86,388
4,254	Cooper Cos, Inc. (The)	156,675
2,893	Cross Country Healthcare, Inc.*	45,333
2,355	CryoLife, Inc.*	37,162
5,318	Cubist Pharmaceuticals, Inc.*	117,156
2,125	Cyberonics, Inc.*	45,581
1,234	Datascope Corp.	61,700
1,738	Dionex Corp.*	113,300
5,132	Eclipsys Corp.*	114,495
2,984	Enzo Biochem, Inc.*	38,643
2,691	Gentiva Health Services, Inc.*	74,891
2,154	Greatbatch, Inc.*	52,601
2,426	Haemonetics Corp.*	152,159
3,536	HealthExtras, Inc.*	115,274
4,730	Healthspring, Inc.*	93,938
3,325	Healthways, Inc.*	63,341
2,108	HMS Holdings Corp.*	52,257
1,175	ICU Medical, Inc.*	35,685
6,610	Immucor, Inc.*	212,908
1,796	Integra LifeSciences Holdings Corp.*	87,088
3,039	Invacare Corp.	77,282
3,129	inVentiv Health, Inc.*	69,057
1,218	Kendle International, Inc.*	60,230
1,103	Kensey Nash Corp.*	39,719
1,754	LCA-Vision, Inc.	9,893
1,374	LHC Group, Inc.*	40,025
3,821	Magellan Health Services, Inc.*	166,443
3,128	Martek Biosciences Corp.*	104,506
1,187	Medcath Corp.*	25,247
3,181	Mentor Corp.	78,507
3,797	Meridian Bioscience, Inc.	107,911
2,605	Merit Medical Systems, Inc.*	50,433
1,335	Molina Healthcare, Inc.*	42,012
2,600	Natus Medical, Inc.*	63,960
2,340	Noven Pharmaceuticals, Inc.*	28,899
3,086	Odyssey HealthCare, Inc.*	30,058
3,098	Omnicell, Inc.*	47,554
1,677	Osteotech, Inc.*	8,771
3,887	Owens & Minor, Inc.	179,268
1,733	Palomar Medical Technologies, Inc.*	25,076
3,261	Par Pharmaceutical Cos., Inc.*	46,437
5,356	Parexel International Corp.*	170,160
4,457	Pediatrix Medical Group, Inc.*	253,826
1,832	PharmaNet Development Group, Inc.*	47,815
2,874	PharMerica Corp.*	68,028
4,050	Phase Forward, Inc.*	78,246
5,850	PSS World Medical, Inc.*	106,879
5,913	Regeneron Pharmaceuticals, Inc.*	128,430
1,697	RehabCare Group, Inc.*	31,123
2,405	Res-Care, Inc.*	46,272
4,520	Salix Pharmaceuticals Ltd.*	30,736
4,196	Savient Pharmaceuticals, Inc.*	95,375
3,201	Sciele Pharma, Inc.	61,683
4,252	Sunrise Senior Living, Inc.*	86,443
1,458	SurModics, Inc.*	56,818
3,349	Symmetry Medical, Inc.*	57,636
3,155	Theragenics Corp.*	10,569
6,603	Viropharma, Inc.*	96,734
750	Vital Signs, Inc.	55,387
3,056	West Pharmaceutical Services, Inc.	149,163
1,967	Zoll Medical Corp.*	68,393
		5,948,542
	Industrials — 17.2%

2,044	A.O. Smith Corp.	84,151
3,651	AAR Corp.*	57,941
4,193	ABM Industries, Inc.	110,192
3,830	Acuity Brands, Inc.	166,643
2,162	Administaff, Inc.	59,239
2,498	Albany International Corp., Class A	76,614
2,709	Apogee Enterprises, Inc.	54,180
3,406	Applied Industrial Technologies, Inc.	99,149
1,193	Applied Signal Technology, Inc.	19,744
2,389	Arkansas Best Corp.	82,707
1,826	Astec Industries, Inc.*	62,814
4,358	Baldor Electric Co.	155,319
4,295	Barnes Group, Inc.	103,595
4,123	Belden, Inc.	151,479
2,533	Bowne & Co., Inc.	30,649
5,125	Brady Corp., Class A	188,139
4,671	Briggs & Stratton Corp.	70,065
2,422	C&D Technologies, Inc.*	18,625
814	Cascade Corp.	42,230
1,289	CDI Corp.	32,354

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
2,493	Ceradyne, Inc.*	$112,335
4,760	Clarcor, Inc.	190,067
1,042	Consolidated Graphics, Inc.*	40,503
1,469	Cubic Corp.	40,677
4,215	Curtiss-Wright Corp.	227,062
6,408	EMCOR Group, Inc.*	218,321
1,919	EnPro Industries, Inc.*	80,886
2,787	Esterline Technologies Corp.*	157,438
2,716	Forward Air Corp.	95,848
1,865	G&K Services, Inc., Class A	64,324
4,950	Gardner Denver, Inc.*	223,443
5,385	GenCorp, Inc.*	42,057
2,818	Gibraltar Industries, Inc.	60,615
2,491	Griffon Corp.*	30,515
4,067	Healthcare Services Group	79,225
5,365	Heartland Express, Inc.	88,630
1,613	Heidrick & Struggles International, Inc.	48,971
3,547	HUB Group, Inc., Class A*	141,667
2,307	II-VI, Inc.*	101,300
2,618	Insituform Technologies, Inc., Class A*	48,066
5,295	Interface, Inc., Class A	69,735
2,610	John Bean Technologies Corp.*	33,930
2,398	Kaman Corp.	72,300
2,610	Kaydon Corp.	145,455
5,099	Kirby Corp.*	233,483
5,407	Knight Transportation, Inc.	96,731
4,989	Landstar System, Inc.	244,561
390	Lawson Products	11,747
5,356	Lennox International, Inc.	198,172
1,123	Lindsay Corp.	91,985
1,570	Lydall, Inc.*	18,353
2,871	Magnetek, Inc.*	13,207
3,267	Mobile Mini, Inc.*	69,848
4,018	Moog, Inc., Class A*	190,453
3,511	Mueller Industries, Inc.	98,484
1,855	NCI Building Systems, Inc.*	71,009
2,681	Old Dominion Freight Line, Inc.*	89,197
3,343	On Assignment, Inc.*	31,591
5,539	Orbital Sciences Corp.*	146,451
3,523	Quanex Building Products Corp.	57,989
3,044	Regal-Beloit Corp.	142,916
3,256	Robbins & Myers, Inc.	146,032
1,639	School Specialty, Inc.*	49,989
3,531	Simpson Manufacturing Co., Inc.	98,162
5,504	Skywest, Inc.	94,063
5,186	Spherion Corp.*	26,863
1,197	Standard Register Co. (The)	13,550
1,187	Standex International Corp.	29,675
3,095	SYKES Enterprises, Inc.*	62,333
3,346	Teledyne Technologies, Inc.*	208,556
5,561	Tetra Tech, Inc.*	158,933
3,539	Toro Co.	144,639
2,017	Tredegar Corp.	39,937
1,564	Triumph Group, Inc.	85,613
4,185	TrueBlue, Inc.*	69,429
2,214	United Stationers, Inc.*	109,770
1,783	Universal Forest Products, Inc.	58,572
1,655	Valmont Industries, Inc.	176,655
1,954	Viad Corp.	61,121
1,799	Vicor Corp.	18,116
1,276	Volt Information Sciences, Inc.*	17,889
2,895	Wabash National Corp.	25,158
6,283	Waste Connections, Inc.*	228,136
2,341	Watsco, Inc.	119,836
4,020	Watson Wyatt Worldwide, Inc., Class A	235,532
2,798	Watts Water Technologies, Inc., Class A	79,547
5,505	Woodward Governor Co.	255,047
		8,498,529
	Information Technology — 15.4%

2,396	Actel Corp.*	33,017
11,422	Adaptec, Inc.*	43,289
3,125	Advanced Energy Industries, Inc.*	50,406
2,146	Agilysys, Inc.	27,919
2,869	Anixter International, Inc.*	211,761
11,586	Arris Group, Inc.*	109,604
2,954	ATMI, Inc.*	72,048
2,971	Avid Technology, Inc.*	69,046
9,672	Axcelis Technologies, Inc.*	45,749
1,239	Bankrate, Inc.*	39,970
1,115	Bel Fuse, Inc., Class B	31,042
6,381	Benchmark Electronics, Inc.*	105,223
1,659	Black Box Corp.	59,459
4,214	Blackbaud, Inc.	85,081
3,611	Blue Coat Systems, Inc.*	67,165
4,849	Brightpoint, Inc.*	41,750
6,006	Brooks Automation, Inc.*	57,718
2,219	Cabot Microelectronics Corp.*	85,698
2,853	CACI International, Inc., Class A*	144,504
2,502	Captaris, Inc.*	10,008
847	Catapult Communications Corp.*	6,429
3,740	Checkpoint Systems, Inc.*	79,625
5,040	Ciber, Inc.*	39,463
3,967	Cognex Corp.	80,252
2,167	Cohu, Inc.	36,189
2,298	Comtech Telecommunications Corp.*	105,065
4,074	Concur Technologies, Inc.*	179,052
3,309	CSG Systems International, Inc.*	62,540
3,172	CTS Corp.	41,997
6,513	Cybersource Corp.*	111,893
2,869	Cymer, Inc.*	85,898
3,180	Daktronics, Inc.	55,745
2,812	DealerTrack Holdings, Inc.*	51,825
2,430	Digi International, Inc.*	28,698
2,985	Diodes, Inc.*	71,013
2,681	DSP Group, Inc.*	20,778
2,568	Electro Scientific Industries, Inc.*	36,697
5,595	Epicor Software Corp.*	47,725
2,946	EPIQ Systems, Inc.*	33,260
4,041	Exar Corp.*	31,277
3,983	Factset Research Systems, Inc.	249,774
1,576	FARO Technologies, Inc.*	37,225
3,441	FEI Co.*	93,182
2,234	Gerber Scientific, Inc.*	19,927
2,209	Gevity HR, Inc.	18,224
8,897	Harmonic, Inc.*	78,294
2,227	Hutchinson Technology, Inc.*	32,269
8,360	Informatica Corp.*	141,033
3,250	Infospace, Inc.	38,025
4,433	Insight Enterprises, Inc.*	73,765
2,048	Intevac, Inc.*	20,849
3,237	Itron, Inc.*	335,288
4,190	j2 Global Communications, Inc.*	103,367
2,536	JDA Software Group, Inc.*	46,231
1,298	Keithley Instruments, Inc.	12,344
2,661	Knot, Inc. (The)*	24,242
6,512	Kopin Corp.*	19,406
5,045	Kulicke & Soffa Industries, Inc.*	25,931

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
2,047	Littelfuse, Inc.*	$72,628
1,669	LoJack Corp.*	12,100
2,325	Manhattan Associates, Inc.*	56,986
1,873	Mantech International Corp., Class A*	110,301
1,762	MAXIMUS, Inc.	65,194
2,145	Mercury Computer Systems, Inc.*	19,841
3,595	Methode Electronics, Inc.	39,509
4,836	Micrel, Inc.	44,540
7,694	Micros Systems, Inc.*	237,129
7,426	Microsemi Corp.*	204,215
4,149	MKS Instruments, Inc.*	93,518
1,660	MTS Systems Corp.	68,857
3,341	Netgear, Inc.*	56,296
2,779	Network Equipment Technologies, Inc.*	9,059
3,407	Newport Corp.*	31,924
2,988	Novatel Wireless, Inc.*	18,615
1,929	Park Electrochemical Corp.	54,051
1,908	PC-Tel, Inc.	19,290
3,031	Perficient, Inc.*	24,066
2,397	Pericom Semiconductor Corp.*	32,695
2,600	Phoenix Technologies Ltd.*	28,704
1,676	Photon Dynamics, Inc.*	25,509
3,974	Photronics, Inc.*	12,995
3,894	Plexus Corp.*	109,149
3,919	Progress Software Corp.*	114,474
1,660	Quality Systems, Inc.	71,081
2,575	Radiant Systems, Inc.*	23,484
2,124	Radisys Corp.*	23,513
1,689	Rogers Corp.*	67,577
2,886	Rudolph Technologies, Inc.*	24,358
2,487	Scansource, Inc.*	74,834
5,454	Secure Computing Corp.*	23,343
1,243	SI International, Inc.*	38,819
15,401	Skyworks Solutions, Inc.*	149,390
2,874	Smith Micro Software, Inc.*	21,756
2,495	Sonic Solutions, Inc.*	11,602
1,682	SPSS, Inc.*	53,118
2,145	Standard Microsystems Corp.*	62,677
1,082	Startek, Inc.*	9,781
1,949	Stratasys, Inc.*	32,470
1,214	Supertex, Inc.*	36,056
4,349	Symmetricom, Inc.*	21,397
2,140	Synaptics, Inc.*	112,008
1,592	SYNNEX Corp.*	36,600
7,303	Take-Two Interactive Software, Inc.*	183,086
3,872	Technitrol, Inc.	61,216
6,300	THQ, Inc.*	96,516
1,234	Tollgrade Communications, Inc.*	8,292
13,541	TriQuint Semiconductor, Inc.*	85,173
4,017	TTM Technologies, Inc.*	48,124
3,236	Tyler Technologies, Inc.*	52,456
2,213	Ultratech, Inc.*	32,863
6,504	United Online, Inc.	68,487
6,994	Varian Semiconductor Equipment Associates, Inc.*	225,906
3,001	Veeco Instruments, Inc.*	50,447
2,505	Viasat, Inc.*	65,706
4,263	Websense, Inc.*	96,514
3,653	Wright Express Corp.*	108,677
		7,604,226
	Materials — 3.5%

1,580	AM Castle & Co.	31,726
2,115	AMCOL International Corp.	77,113
2,341	Arch Chemicals, Inc.	85,915
1,665	Balchem Corp.	45,438
1,932	Brush Engineered Materials, Inc.*	56,608
3,706	Buckeye Technologies, Inc.*	34,132
3,185	Century Aluminum Co.*	155,301
1,005	Deltic Timber Corp.	61,576
3,254	Georgia Gulf Corp.	10,966
4,848	HB Fuller Co.	126,387
3,974	Headwaters, Inc.*	61,160
1,132	Material Sciences Corp.*	8,603
2,667	Myers Industries, Inc.	35,098
1,383	Neenah Paper, Inc.	26,858
1,302	NewMarket Corp.	88,458
847	Olympic Steel, Inc.	40,326
2,885	OM Group, Inc.*	107,033
4,025	Omnova Solutions, Inc.*	11,632
1,051	Penford Corp.	17,457
8,813	PolyOne Corp.*	72,355
961	Quaker Chemical Corp.	28,446
3,164	Rock-Tenn Co., Class A	116,055
2,163	RTI International Metals, Inc.*	73,131
2,568	Schulman A., Inc.	62,197
1,481	Schweitzer-Mauduit International, Inc.	28,080
673	Stepan Co.	39,592
2,594	Texas Industries, Inc.	136,626
4,652	Wausau Paper Corp.	40,054
1,970	Zep, Inc.	38,592
		1,716,915
	Telecommunication Services — 0.2%

8,418	Fairpoint Communications, Inc.	74,499
4,270	General Communication, Inc., Class A*	43,298
		117,797
	Utilities — 4.2%

2,439	Allete, Inc.	102,975
1,639	American States Water Co.	64,757
8,524	Atmos Energy Corp.	234,751
5,011	Avista Corp.	111,745
985	Central Vermont Public Service Corp.	23,935
1,286	CH Energy Group, Inc.	51,183
5,680	Cleco Corp.	143,193
4,238	El Paso Electric Co.*	90,227
2,057	Laclede Group, Inc. (The)	92,421
3,968	New Jersey Resources Corp.	143,562
2,498	Northwest Natural Gas Co.	121,728
6,939	Piedmont Natural Gas Co.	200,190
2,804	South Jersey Industries, Inc.	100,019
4,089	Southwest Gas Corp.	124,101
10,105	UGI Corp.	277,887
2,389	UIL Holdings Corp.	77,881
3,252	Unisource Energy Corp.	104,487
		2,065,042
	Total Common Stock
	(Cost $45,002,724)	45,240,270

No. of Rights
Rights — 0.0%
2,501	BankAtlantic Bancorp, Inc., Class A* ^	—
1,966	Charlotte Russe Holding, Inc., expiring 08/27/18 at $75.00*	—
1,287	Guaranty Financial Group, Inc., expiring 10/24/08 at $115.00*	—
1,430	Micrel, Inc., expiring 03/24/09 at $36.00*	—
644	SPSS, Inc., expiring 06/18/18 at $175.00*	—
Total Rights
	(Cost $—)	—

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements — 8.3%
$1,641,129	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $1,641,512(b)	$1,641,129
724,216	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $724,387(c)	724,216
489,889	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $490,004(d)	489,889
19,678	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $19,682(e)	19,678
881,801	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $882,007(f)	881,801
367,417	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $367,502(g)	367,417
	Total Repurchase Agreements (Cost $4,124,130)	4,124,130
	Total Investments (Cost $49,126,854) — 99.9%	49,364,400
	Other assets less liabilities — 0.1%	47,208
	Net Assets — 100.0%	$49,411,608

*	Non-income producing security.
^	The expiration date and purchase price of the security are not available at the date of this schedule of portfolio investments.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $1,673,953. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $738,704. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $499,687. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $20,072. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $899,437. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $374,766. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,378,733
Aggregate gross unrealized depreciation	(2,219,544)
Net unrealized depreciation	$(840,811)
Federal income tax cost of investments	$50,205,211

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	09/08/08	$5,747,699	$103,165

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	09/08/08	40,204,882	490,493

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	12/06/08	7,500,000	(641,546)

			$(47,888)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 90.2%
	Consumer Discretionary — 11.1%

4,309	1-800-FLOWERS.COM, Inc., Class A*	$26,457
7,746	99 Cents Only Stores*	66,306
7,487	Aaron Rents, Inc.	213,829
11,036	Aeropostale, Inc.*	384,715
4,163	AFC Enterprises*	37,758
3,379	AH Belo Corp., Class A	16,388
3,150	Ambassadors Group, Inc.	53,298
5,588	American Apparel, Inc.*	50,013
7,600	American Axle & Manufacturing Holdings, Inc.	36,936
8,059	American Greetings Corp., Class A	129,589
1,818	American Public Education, Inc.*	81,265
1,656	America’s Car-Mart, Inc.*	31,315
3,653	Amerigon, Inc.*	25,315
4,192	Ameristar Casinos, Inc.	69,336
4,501	Arbitron, Inc.	215,868
199	Aristotle Corp. (The)*	1,538
12,159	ArvinMeritor, Inc.	182,507
5,268	Asbury Automotive Group, Inc.	63,954
3,504	ATC Technology Corp.*	84,867
2,877	Audiovox Corp., Class A*	28,080
9,027	Bally Technologies, Inc.*	308,994
6,474	Beazer Homes USA, Inc.	45,059
6,334	Bebe Stores, Inc.	61,440
14,706	Belo Corp., Class A	107,795
3,602	Big 5 Sporting Goods Corp.	32,346
2,871	BJ’s Restaurants, Inc.*	33,418
29,198	Blockbuster, Inc., Class A*	70,075
2,202	Blue Nile, Inc.*	91,669
2,117	Bluegreen Corp.*	24,218
4,030	Blyth, Inc.	63,714
5,114	Bob Evans Farms, Inc.	143,550
9,983	Borders Group, Inc.	69,881
1,544	Brookfield Homes Corp.	19,810
6,983	Brown Shoe Co., Inc.	106,142
14,452	Brunswick Corp.	199,293
2,552	Buckle, Inc. (The)	132,525
2,937	Buffalo Wild Wings, Inc.*	105,967
2,740	Build-A-Bear Workshop, Inc.*	20,331
6,481	Cabela’s, Inc.*	79,392
1,860	Cache, Inc.*	21,781
3,474	California Pizza Kitchen, Inc.*	49,956
10,936	Callaway Golf Co.	148,511
2,349	Capella Education Co.*	116,769
9,338	Carter’s, Inc.*	171,913
6,149	Casual Male Retail Group, Inc.*	23,489
4,564	Cato Corp. (The), Class A	80,372
1,067	Cavco Industries, Inc.*	37,356
3,655	CBRL Group, Inc.	94,445
3,321	CEC Entertainment, Inc.*	113,777
12,817	Champion Enterprises, Inc.*	62,675
3,441	Charlotte Russe Holding, Inc.*	40,638
18,690	Charming Shoppes, Inc.*	100,926
67,305	Charter Communications, Inc., Class A*	70,670
11,067	Cheesecake Factory (The)*	170,100
1,243	Cherokee, Inc.	27,383
29,115	Chico’s FAS, Inc.*	167,120
3,853	Childrens Place Retail Stores, Inc. (The)*	161,633
5,818	Christopher & Banks Corp.	55,969
1,579	Churchill Downs, Inc.	70,139
4,925	Cinemark Holdings, Inc.	72,348
27,855	Circuit City Stores, Inc.	50,139
29,898	Citadel Broadcasting Corp.*	29,297
2,355	Citi Trends, Inc.*	48,560
8,641	CKE Restaurants, Inc.	110,432
8,682	CKX, Inc.*	69,196
4,608	Coinstar, Inc.*	151,695
9,391	Coldwater Creek, Inc.*	68,366
10,548	Collective Brands, Inc.*	153,157
2,042	Columbia Sportswear Co.	82,476
1,615	Conn’s, Inc.*	30,879
9,719	Cooper Tire & Rubber Co.	92,914
1,552	Core-Mark Holding Co., Inc.*	45,784
14,050	Corinthian Colleges, Inc.*	186,443
4,230	Cox Radio, Inc., Class A*	47,164
13,732	CROCS, Inc.*	56,988
1,798	Crown Media Holdings, Inc., Class A*	9,044
1,292	CSS Industries, Inc.	34,432
4,352	Cumulus Media, Inc., Class A*	20,411
16,333	Dana Holding Corp.*	103,551
2,151	Deckers Outdoor Corp.*	244,547
15,673	Denny’s Corp.*	43,884
9,413	Dillard’s, Inc., Class A	120,204
2,871	DineEquity, Inc.	57,018
4,201	Dolan Media Co.*	64,065
6,472	Domino’s Pizza, Inc.*	86,725
1,810	Dorman Products, Inc.*	23,150
2,303	Dover Downs Gaming & Entertainment, Inc.	18,447
2,501	Dover Motorsports, Inc.	12,480
7,424	Dress Barn, Inc.*	120,714
3,251	Drew Industries, Inc.*	52,114
13,787	Drugstore.Com*	32,813
2,211	DSW, Inc., Class A*	32,126
725	Einstein Noah Restaurant Group, Inc.*	8,548
4,237	Entercom Communications Corp., Class A	25,888
9,817	Entravision Communications Corp., Class A*	31,414
4,061	Ethan Allen Interiors, Inc.	110,216
12,416	Exide Technologies*	153,213
2,266	FGX International Holdings Ltd.*	29,481
7,033	Finish Line (The), Class A	85,029
1,103	Fisher Communications, Inc.	38,351
12,583	Fleetwood Enterprises, Inc.*	26,928
7,485	Fossil, Inc.*	223,951
6,588	Fred’s, Inc., Class A	92,364
1,995	Fuel Systems Solutions, Inc.*	103,401
1,609	Fuqi International, Inc.*	17,361
6,856	Furniture Brands International, Inc.	61,361
2,182	G-III Apparel Group Ltd.*	40,389
2,964	Gaiam, Inc., Class A*	37,732
5,219	GateHouse Media, Inc.	3,392
6,740	Gaylord Entertainment Co.*	233,541
3,164	Genesco, Inc.*	115,834
2,797	Global Sources Ltd.*	29,844
1,953	Global Traffic Network, Inc.*	18,554
7,046	Gray Television, Inc.	17,333
4,441	Great Wolf Resorts, Inc.*	23,226
3,826	Group 1 Automotive, Inc.	80,958
4,697	Gymboree Corp.*	184,357
6,056	Harte-Hanks, Inc.	74,792
2,924	Haverty Furniture Cos., Inc.	32,281
16,682	Hayes Lemmerz International, Inc.*	42,205
4,983	Helen of Troy Ltd.*	119,841
2,059	hhgregg, Inc.*	20,672
4,692	Hibbett Sports, Inc.*	112,139

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
1,618	Hooker Furniture Corp.	$27,247
7,213	HOT Topic, Inc.*	44,793
7,654	Hovnanian Enterprises, Inc., Class A*	54,650
9,513	Iconix Brand Group, Inc.*	123,003
24,320	Idearc, Inc.	40,128
6,037	Interactive Data Corp.	181,714
2,952	iRobot Corp.*	41,298
2,605	Isle of Capri Casinos, Inc.*	18,652
6,991	J. Crew Group, Inc.*	184,632
9,696	Jack in the Box, Inc.*	230,086
4,691	Jackson Hewitt Tax Service, Inc.	80,544
4,520	Jakks Pacific, Inc.*	112,774
4,184	Jo-Ann Stores, Inc.*	104,474
3,001	JOS. A. Bank Clothiers, Inc.*	77,996
6,965	Journal Communications, Inc., Class A	35,591
1,035	K12, Inc.*	24,374
1,486	Kenneth Cole Productions, Inc., Class A	23,865
4,681	Knology, Inc.*	47,278
9,287	Krispy Kreme Doughnuts, Inc.*	39,284
4,276	K-Swiss, Inc., Class A	73,333
1,923	Landry’s Restaurants, Inc.	37,037
8,484	La-Z-Boy, Inc.	64,224
5,435	Leapfrog Enterprises, Inc.*	46,198
10,575	Lear Corp.*	132,822
1,475	Learning Tree International, Inc.*	21,963
7,409	Lee Enterprises, Inc.	27,784
2,410	Libbey, Inc.	22,413
5,746	Life Time Fitness, Inc.*	203,121
4,412	Lin TV Corp., Class A*	27,134
704	Lincoln Educational Services Corp.*	10,581
12,503	Live Nation, Inc.*	200,673
2,676	Lodgian, Inc.*	22,639
3,558	Luby’s, Inc.*	26,400
2,972	Lululemon Athletica, Inc.*	57,568
1,549	Lumber Liquidators, Inc.*	19,998
2,313	M/I Homes, Inc.	41,426
3,705	Maidenform Brands, Inc.*	55,946
3,341	Marcus Corp.	57,398
1,653	Marine Products Corp.	13,439
2,698	MarineMax, Inc.*	21,368
4,174	Martha Stewart Living Omnimedia, Class A*	33,893
8,073	Marvel Entertainment, Inc.*	273,433
5,146	Matthews International Corp., Class A	258,638
9,386	McClatchy Co., Class A	34,071
3,772	Media General, Inc., Class A	46,396
6,494	Mediacom Communications Corp., Class A*	54,550
8,516	Men’s Wearhouse, Inc. (The)	186,500
5,064	Meritage Homes Corp.*	118,599
2,282	Midas, Inc.*	32,792
5,324	Modine Manufacturing Co.	84,226
1,891	Monarch Casino & Resort, Inc.*	25,320
2,687	Monro Muffler, Inc.	55,702
4,454	Morgans Hotel Group Co.*	76,163
2,626	Movado Group, Inc.	60,897
6,942	National CineMedia, Inc.	77,681
741	National Presto Industries, Inc.	57,294
3,760	Nautilus, Inc.*	20,003
6,657	NetFlix, Inc.*	205,302
3,831	New York & Co., Inc.*	45,206
5,040	NutriSystem, Inc.	100,145
2,989	O’Charleys, Inc.	29,920
6,039	Orbitz Worldwide, Inc.*	37,261
2,655	Outdoor Channel Holdings, Inc.*	21,213
2,543	Overstock.com, Inc.*	53,759
2,347	Oxford Industries, Inc.	53,629
11,709	Pacific Sunwear of California*	74,118
1,633	Palm Harbor Homes, Inc.*	14,697
3,607	Papa John’s International, Inc.*	100,707
2,305	Peet’s Coffee & Tea, Inc.*	60,483
6,963	PEP Boys-Manny Moe & Jack	61,274
2,010	Perry Ellis International, Inc.*	34,291
3,916	PetMed Express, Inc.*	55,764
3,987	PF Chang’s China Bistro, Inc.*	103,582
14,692	Pier 1 Imports, Inc.*	64,939
9,893	Pinnacle Entertainment, Inc.*	109,713
3,519	Playboy Enterprises, Inc., Class B*	14,991
5,438	Polaris Industries, Inc.	245,199
7,890	Pool Corp.	191,411
1,318	Pre-Paid Legal Services, Inc.*	58,836
4,156	Primedia, Inc.	12,052
2,204	Princeton Review, Inc.*	17,103
13,616	Quantum Fuel Systems Technologies Worldwide, Inc.*	23,964
20,794	Quiksilver, Inc.*	160,322
11,351	R.H. Donnelley Corp.*	42,566
7,434	Raser Technologies, Inc.*	63,858
2,872	RC2 Corp.*	72,288
6,211	RCN Corp.*	86,084
2,778	Red Robin Gourmet Burgers, Inc.*	74,173
7,097	Regis Corp.	194,884
11,009	Rent-A-Center, Inc.*	249,464
4,769	Retail Ventures, Inc.*	22,319
1,375	Rex Stores Corp.*	17,765
1,078	Rick’s Cabaret International, Inc.*	15,060
1,662	Riviera Holdings Corp.*	19,213
8,533	Ruby Tuesday, Inc.*	59,646
2,766	Russ Berrie & Co., Inc.*	20,994
3,316	Ruth’s Hospitality Group, Inc.*	15,088
6,992	Ryland Group, Inc.	162,075
15,564	Sally Beauty Holdings, Inc.*	132,917
3,969	Scholastic Corp.	103,591
7,296	Sealy Corp.	48,810
1,463	Shoe Carnival, Inc.*	23,876
8,730	Shuffle Master, Inc.*	43,825
3,246	Shutterfly, Inc.*	30,188
8,645	Sinclair Broadcast Group, Inc., Class A	61,293
12,002	Six Flags, Inc.*	13,082
5,417	Skechers U.S.A., Inc., Class A*	103,573
1,126	Skyline Corp.	25,752
6,197	Smith & Wesson Holding Corp.*	35,137
4,302	Sonic Automotive, Inc., Class A	46,290
9,887	Sonic Corp.*	143,263
11,113	Sotheby’s	299,384
5,348	Spartan Motors, Inc.	25,296
2,247	Speedway Motorsports, Inc.	49,726
6,323	Stage Stores, Inc.	100,662
2,401	Stamps.com, Inc.*	32,966
20,457	Standard Pacific Corp.*	65,462
4,737	Steak N Shake Co. (The)*	36,854
4,166	Stein Mart, Inc.	16,456
2,683	Steiner Leisure Ltd.*	94,978
1,131	Steinway Musical Instruments, Inc.*	32,697
2,913	Steven Madden Ltd.*	73,262
13,799	Stewart Enterprises, Inc., Class A	129,159
2,414	Stoneridge, Inc.*	30,658

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
3,803	Superior Industries International, Inc.	$66,819
1,095	Syms Corp.*	18,308
1,819	Systemax, Inc.	28,049
4,032	Talbots, Inc.	55,117
12,322	Tempur-Pedic International, Inc.	139,362
7,690	Tenneco, Inc.*	112,351
8,640	Texas Roadhouse, Inc., Class A*	77,587
8,588	thinkorswim Group, Inc.*	86,138
7,887	Timberland Co., Class A*	132,975
2,887	Town Sports International Holdings, Inc.*	30,256
5,498	Tractor Supply Co.*	234,325
10,291	Triarc Cos, Inc., Class B	59,791
2,815	True Religion Apparel, Inc.*	76,427
4,995	Tuesday Morning Corp.*	21,029
10,228	Tupperware Brands Corp.	365,344
4,092	Tween Brands, Inc.*	44,439
3,349	Ulta Salon Cosmetics & Fragrance, Inc.*	36,437
5,436	Under Armour, Inc., Class A*	183,248
7,448	Unifi, Inc.*	29,718
2,370	Unifirst Corp.	101,981
2,333	Universal Electronics, Inc.*	61,171
3,552	Universal Technical Institute, Inc.*	60,952
5,162	Vail Resorts, Inc.*	227,076
7,928	Valassis Communications, Inc.*	74,602
222	Value Line, Inc.	8,483
21,588	Visteon Corp.*	69,513
2,997	Volcom, Inc.*	53,466
7,509	Warnaco Group, Inc. (The)*	387,239
11,723	Westwood One, Inc.*	9,730
15,191	Wet Seal, Inc. (The), Class A*	71,550
1,196	Weyco Group, Inc.	38,021
4,795	Winnebago Industries	54,423
7,241	WMS Industries, Inc.*	243,298
8,211	Wolverine World Wide, Inc.	216,196
2,425	Wonder Auto Technology, Inc.*	20,443
3,501	World Wrestling Entertainment, Inc., Class A	56,961
5,858	Zale Corp.*	159,982
3,240	Zumiez, Inc.*	46,688
		22,662,750
	Consumer Staples — 3.0%

3,275	AgFeed Industries, Inc.*	37,925
591	Alico, Inc.	25,502
14,669	Alliance One International, Inc.*	58,969
1,172	American Dairy, Inc.*	11,732
10,184	American Oriental Bioengineering, Inc.*	84,324
2,987	Andersons, Inc. (The)	134,296
189	Arden Group, Inc., Class A	31,516
3,316	B&G Foods, Inc., Class A	26,727
1,391	Boston Beer Co., Inc., Class A*	62,553
1,711	Calavo Growers, Inc.	20,789
2,140	Cal-Maine Foods, Inc.	84,509
8,368	Casey’s General Stores, Inc.	242,672
10,622	Central Garden and Pet Co., Class A*	56,297
2,835	Chattem, Inc.*	198,790
1,225	China Sky One Medical, Inc.*	16,231
7,144	Chiquita Brands International, Inc.*	104,874
673	Coca-Cola Bottling Co. Consolidated	27,310
13,446	Darling International, Inc.*	184,614
2,649	Diamond Foods, Inc.	66,675
4,028	Elizabeth Arden, Inc.*	82,413
1,114	Farmer Bros Co.	29,031
12,757	Flowers Foods, Inc.	337,295
6,920	Fresh Del Monte Produce, Inc.*	160,613
5,820	Great Atlantic & Pacific Tea Co.*	94,982
2,839	Green Mountain Coffee Roasters, Inc.*	103,595
551	Griffin Land & Nurseries, Inc.	18,998
6,686	Hain Celestial Group, Inc.*	173,769
1,100	HQ Sustainable Maritime Industries, Inc.*	7,843
1,964	Imperial Sugar Co.	27,555
2,075	Ingles Markets, Inc., Class A	51,273
2,319	Inter Parfums, Inc.	32,907
2,336	J&J Snack Foods Corp.	78,700
3,326	Lancaster Colony Corp.	115,678
4,462	Lance, Inc.	91,426
797	Lifeway Foods, Inc.*	9,022
5,135	Longs Drug Stores Corp.	367,923
2,598	Mannatech, Inc.	11,509
2,101	Nash Finch Co.	85,553
1,774	National Beverage Corp.*	16,179
8,171	Nu Skin Enterprises, Inc., Class A	136,864
3,030	Omega Protein Corp.*	41,147
3,665	Pantry, Inc. (The)*	67,216
7,442	Pilgrim’s Pride Corp.	95,555
5,569	Prestige Brands Holdings, Inc.*	52,905
2,381	Pricesmart, Inc.	50,596
9,275	Ralcorp Holdings, Inc.*	569,485
2,948	Reddy Ice Holdings, Inc.	24,822
6,945	Ruddick Corp.	221,129
3,346	Sanderson Farms, Inc.	114,801
1,539	Schiff Nutrition International, Inc.*	10,296
10,335	Smart Balance, Inc.*	66,144
3,610	Spartan Stores, Inc.	82,091
6,609	Spectrum Brands, Inc.*	11,235
10,871	Star Scientific, Inc.*	35,005
1,284	Susser Holdings Corp.*	24,024
1,711	Synutra International, Inc.*	84,147
3,925	Tootsie Roll Industries, Inc.	111,784
5,149	TreeHouse Foods, Inc.*	142,936
7,075	United Natural Foods, Inc.*	135,981
4,193	Universal Corp.	217,701
1,152	USANA Health Sciences, Inc.*	43,615
5,179	Vector Group Ltd.	95,604
527	Village Super Market, Class A	23,678
2,711	WD-40 Co.	94,587
1,820	Weis Markets, Inc.	68,887
8,922	Winn-Dixie Stores, Inc.*	125,979
3,043	Zhongpin, Inc.*	38,007
		6,158,790
	Energy — 6.6%

6,927	Abraxas Petroleum Corp.*	25,006
4,623	Allis-Chalmers Energy, Inc.*	66,849
1,784	Alon USA Energy, Inc.	21,747
6,053	American Oil & Gas, Inc.*	17,372
632	APCO Argentina, Inc.	18,322
1,482	Approach Resources, Inc.*	20,748
6,256	Arena Resources, Inc.*	279,456
2,097	Arlington Tankers Ltd.	38,669
5,693	Atlas America, Inc.	213,374
4,585	ATP Oil & Gas Corp.*	117,834
4,834	Aventine Renewable Energy Holdings, Inc.*	30,938
6,808	Basic Energy Services, Inc.*	198,998
7,043	Berry Petroleum Co., Class A	293,130

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
6,044	Bill Barrett Corp.*	$238,013
6,595	BMB Munai, Inc.*	32,975
1,422	Bolt Technology Corp.*	27,373
9,888	BPZ Resources, Inc.*	194,794
7,624	Brigham Exploration Co.*	103,458
3,993	Bristow Group, Inc.*	162,795
4,335	Bronco Drilling Co., Inc.*	68,710
7,293	Cal Dive International, Inc.*	84,234
3,457	Callon Petroleum Co.*	68,691
7,804	Cano Petroleum, Inc.*	24,739
3,388	CARBO Ceramics, Inc.	203,619
4,509	Carrizo Oil & Gas, Inc.*	223,827
8,010	Cheniere Energy, Inc.*	30,118
891	Clayton Williams Energy, Inc.*	72,118
3,596	Clean Energy Fuels Corp.*	61,995
7,921	Complete Production Services, Inc.*	234,066
7,516	Comstock Resources, Inc.*	488,089
9,126	Concho Resources, Inc.*	298,146
2,168	Contango Oil & Gas Co.*	154,188
6,636	Crosstex Energy, Inc.	216,134
3,795	CVR Energy, Inc.*	52,902
1,275	Dawson Geophysical Co.*	79,981
2,187	Delek U.S. Holdings, Inc.	17,277
10,253	Delta Petroleum Corp.*	184,144
6,474	DHT Maritime, Inc.	57,683
1,346	Double Eagle Petroleum Co.*	21,886
5,103	Dril-Quip, Inc.*	280,716
18,761	Endeavour International Corp.*	32,269
5,266	Energy Partners Ltd.*	62,665
19,780	Energy XXI Bermuda Ltd.*	92,570
4,466	ENGlobal Corp.*	77,306
13,963	Evergreen Energy, Inc.*	25,133
24,636	EXCO Resources, Inc.*	652,361
6,650	FX Energy, Inc.*	55,860
15,465	Gasco Energy, Inc.*	40,673
4,403	General Maritime Corp.	108,754
6,267	GeoGlobal Resources, Inc.*	24,943
789	Geokinetics, Inc.*	15,449
3,045	GeoMet, Inc.*	21,254
1,002	Georesources, Inc.*	16,483
2,754	GMX Resources, Inc.*	186,831
5,829	Golar LNG Ltd.	93,497
3,722	Goodrich Petroleum Corp.*	189,264
17,133	Gran Tierra Energy, Inc.*	83,952
709	GreenHunter Energy, Inc.*	11,202
29,511	Grey Wolf, Inc.*	257,041
2,008	Gulf Island Fabrication, Inc.	86,485
3,722	Gulfmark Offshore, Inc.*	186,472
4,327	Gulfport Energy Corp.*	57,722
5,820	Harvest Natural Resources, Inc.*	64,486
3,824	Hornbeck Offshore Services, Inc.*	168,485
2,460	Houston American Energy Corp.	20,959
20,986	International Coal Group, Inc.*	214,687
13,954	ION Geophysical Corp.*	224,938
4,179	James River Coal Co.*	176,228
2,822	Knightsbridge Tankers Ltd.	81,782
2,440	Lufkin Industries, Inc.	226,408
4,290	Matrix Service Co.*	112,741
8,959	McMoRan Exploration Co.*	245,029
12,799	Meridian Resource Corp.*	34,685
1,616	Mitcham Industries, Inc.*	24,692
3,299	NATCO Group, Inc., Class A*	167,226
4,551	National Coal Corp.*	37,864
1,995	Natural Gas Services Group, Inc.*	51,750
14,825	Newpark Resources*	127,198
5,672	Nordic American Tanker Shipping	199,541
3,519	Northern Oil and Gas, Inc.*	26,041
28,973	Oilsands Quest, Inc.*	120,238
673	OYO Geospace Corp.*	33,017
7,296	Pacific Ethanol, Inc.*	15,030
1,208	Panhandle Oil and Gas, Inc., Class A	43,730
6,828	Parallel Petroleum Corp.*	90,403
18,637	Parker Drilling Co.*	172,765
6,862	Penn Virginia Corp.	454,127
2,450	Petroleum Development Corp.*	148,935
7,157	Petroquest Energy, Inc.*	132,333
2,251	PHI, Inc. (Non-Voting)*	86,461
8,216	Pioneer Drilling Co.*	137,700
152	PrimeEnergy Corp.*	11,655
4,546	Quest Resource Corp.*	21,866
7,679	RAM Energy Resources, Inc.*	35,093
27,355	Rentech, Inc.*	64,558
2,766	Rex Energy Corp.*	55,514
8,486	Rosetta Resources, Inc.*	197,299
4,785	RPC, Inc.	87,231
6,962	Ship Finance International Ltd.	193,752
1	Smith International, Inc.	59
5,229	Stone Energy Corp.*	249,250
8,786	Sulphco, Inc.*	25,655
2,724	Superior Well Services, Inc.*	89,783
5,039	Swift Energy Co.*	235,372
2,058	T-3 Energy Services, Inc.*	114,898
2,228	Teekay Tankers Ltd., Class A	44,894
2,790	Toreador Resources Corp.*	24,133
2,093	Trico Marine Services, Inc.*	49,709
3,699	Tri-Valley Corp.*	25,967
5,783	TXCO Resources, Inc.*	70,032
2,317	Union Drilling, Inc.*	32,948
8,120	Uranium Resources, Inc.*	18,676
18,344	USEC, Inc.*	105,661
9,754	Vaalco Energy, Inc.*	76,374
3,341	Venoco, Inc.*	56,329
16,929	VeraSun Energy Corp.*	97,511
9,616	Warren Resources, Inc.*	108,565
4,927	Western Refining, Inc.	44,540
1,568	Westmoreland Coal Co.*	31,642
6,409	Willbros Group, Inc.*	265,397
4,741	World Fuel Services Corp.	136,588
		13,613,730
	Financials — 17.5%

2,462	1st Source Corp.	53,499
4,035	Abington Bancorp, Inc.	39,906
5,324	Acadia Realty Trust (REIT)	126,445
6,905	Advance America Cash Advance Centers, Inc.	33,973
6,318	Advanta Corp., Class B	48,206
1,287	Agree Realty Corp. (REIT)	34,659
331	Alexander’s, Inc. (REIT)*	127,137
47,331	AMBAC Financial Group, Inc.	338,890
2,074	AmCOMP, Inc.*	24,888
3,248	Amcore Financial, Inc.	28,550
6,981	American Campus Communities, Inc. (REIT)	211,664
1,649	American Capital Agency Corp.	31,249
9,010	American Equity Investment Life Holding Co.	82,802
1,384	American Physicians Capital, Inc.	58,543
1,750	American Safety Insurance Holdings Ltd.*	25,287
2,238	Ameris Bancorp	26,901
3,106	Amerisafe, Inc.*	57,430

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
1,063	Ames National Corp.	$24,406
3,247	Ampal-American Israel Corp., Class A*	15,423
2,613	Amtrust Financial Services, Inc.	36,739
3,141	Anchor Bancorp Wisconsin, Inc.	24,123
9,697	Anthracite Capital, Inc. (REIT)	54,594
13,609	Anworth Mortgage Asset Corp. (REIT)	89,003
23,468	Apollo Investment Corp.	415,384
2,341	Arbor Realty Trust, Inc. (REIT)	20,624
16,031	Ares Capital Corp.	193,815
5,066	Argo Group International Holdings Ltd.*	190,431
1,507	Arrow Financial Corp.	37,193
19,756	Ashford Hospitality Trust, Inc. (REIT)	89,692
14,091	Aspen Insurance Holdings Ltd.	381,866
2,461	Asset Acceptance Capital Corp.*	26,677
2,392	Associated Estates Realty Corp. (REIT)	35,162
9,204	Assured Guaranty Ltd.	149,657
1,006	Avatar Holdings, Inc.*	31,981
1,416	Baldwin & Lyons, Inc., Class B	30,189
1,218	Bancfirst Corp.	58,635
4,501	Banco Latinoamericano de Exportaciones S.A., Class E	81,468
2,893	BancTrust Financial Group, Inc.	24,417
7,960	Bank Mutual Corp.	95,918
2,040	Bank of the Ozarks, Inc.	45,635
3,247	BankFinancial Corp.	48,445
2,317	Banner Corp.	24,491
5,403	Beneficial Mutual Bancorp, Inc.*	62,675
1,728	Berkshire Hills Bancorp, Inc.	45,965
5,542	BGC Partners, Inc., Class A*	36,522
11,835	BioMed Realty Trust, Inc. (REIT)	316,941
2,145	BlackRock Kelso Capital Corp.	24,003
9,006	Boston Private Financial Holdings, Inc.	80,514
3,987	Broadpoint Securities Group, Inc.*	13,356
9,605	Brookline Bancorp, Inc.	98,739
559	Brooklyn Federal Bancorp, Inc.	8,385
1,135	Bryn Mawr Bank Corp.	25,152
3,319	Calamos Asset Management, Inc., Class A	71,126
1,270	Camden National Corp.	41,135
1,943	Capital City Bank Group, Inc.	47,079
502	Capital Southwest Corp.	67,288
2,743	Capital Trust, Inc./NY, Class A (REIT)	33,081
2,374	Capitol Bancorp Ltd.	36,488
7,383	CapLease, Inc. (REIT)	60,910
9,305	Capstead Mortgage Corp. (REIT)	109,241
3,987	Cardinal Financial Corp.	33,850
1,984	Cardtronics, Inc.*	15,515
2,190	Care Investment Trust, Inc. (REIT)	24,046
3,674	Cascade Bancorp	29,319
4,806	Cash America International, Inc.	198,920
5,518	Castlepoint Holdings Ltd.	62,464
8,154	Cathay General Bancorp	157,861
6,317	Cedar Shopping Centers, Inc. (REIT)	82,753
1,524	Centerstate Banks of Florida, Inc.	21,778
4,737	Central Pacific Financial Corp.	56,370
3,931	Chemical Financial Corp.	113,331
5,566	Chimera Investment Corp. (REIT)	35,344
1,480	Citizens & Northern Corp.	27,957
15,824	Citizens Republic Bancorp, Inc.	58,074
6,163	Citizens, Inc./TX*	43,881
2,258	City Bank/WA	27,435
2,660	City Holding Co.	111,215
1,730	Clifton Savings Bancorp, Inc.	19,065
2,760	CNA Surety Corp.*	44,353
3,110	CoBiz Financial, Inc.	33,370
1,741	Cogdell Spencer, Inc. (REIT)	33,810
2,767	Cohen & Steers, Inc.	80,520
33,305	Colonial BancGroup, Inc. (The)	210,488
7,825	Colonial Properties Trust (REIT)	147,971
2,985	Columbia Banking System, Inc.	41,790
4,935	Community Bank System, Inc.	111,531
2,473	Community Trust Bancorp, Inc.	82,944
3,933	Compass Diversified Holdings	50,500
2,657	CompuCredit Corp.*	13,790
894	Consolidated-Tomoka Land Co.	36,913
6,413	Corporate Office Properties Trust SBI MD (REIT)	250,748
6,221	Corus Bankshares, Inc.	24,697
7,183	Cousins Properties, Inc. (REIT)	179,503
3,989	Crawford & Co., Class B*	56,963
981	Credit Acceptance Corp.*	16,422
10,915	CVB Financial Corp.	117,336
2,944	Danvers Bancorp, Inc.	35,210
1,266	Darwin Professional Underwriters, Inc.*	40,044
28,332	DCT Industrial Trust, Inc. (REIT)	211,357
6,818	Delphi Financial Group, Inc., Class A	182,927
339	Diamond Hill Investment Group, Inc.*	30,829
15,639	DiamondRock Hospitality Co. (REIT)	144,035
3,884	Dime Community Bancshares	63,775
3,999	Dollar Financial Corp.*	73,102
1,933	Donegal Group, Inc., Class A	34,755
888	Doral Financial Corp.*	11,500
3,341	Downey Financial Corp.	7,283
1,966	DuPont Fabros Technology, Inc. (REIT)	34,523
10,468	East West Bancorp, Inc.	130,536
4,107	EastGroup Properties, Inc. (REIT)	182,597
4,705	Education Realty Trust, Inc. (REIT)	51,567
4,112	eHealth, Inc.*	61,022
965	EMC Insurance Group, Inc.	23,449
8,155	Employers Holdings, Inc.	141,734
1,062	Encore Bancshares, Inc.*	17,597
2,258	Encore Capital Group, Inc.*	28,677
922	Enstar Group Ltd.*	108,160
1,824	Enterprise Financial Services Corp.	34,218
5,054	Entertainment Properties Trust (REIT)	274,281
1,665	Epoch Holding Corp.	19,297
3,357	Equity Lifestyle Properties, Inc. (REIT)	166,776
5,313	Equity One, Inc. (REIT)	111,520
2,802	ESSA Bancorp, Inc.	37,491
1,626	Evercore Partners, Inc., Class A	21,561
13,108	Extra Space Storage, Inc. (REIT)	206,451
6,339	Ezcorp, Inc., Class A*	98,825
1,024	Farmers Capital Bank Corp.	30,587
2,115	FBL Financial Group, Inc., Class A	48,539
4,597	FBR Capital Markets Corp. (REIT)*	22,295
3,745	FCStone Group, Inc.*	78,308
1,564	Federal Agricultural Mortgage Corp., Class C	45,825

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
10,379	FelCor Lodging Trust, Inc. (REIT)	$83,136
4,202	Financial Federal Corp.	104,924
1,810	Financial Institutions, Inc.	31,802
2,846	First Acceptance Corp.*	9,335
1,429	First Bancorp, Inc./ME	25,965
2,369	First Bancorp/NC	35,535
11,738	First Bancorp/Puerto Rico	110,924
4,191	First Busey Corp.	59,345
3,275	First Cash Financial Services, Inc.*	60,686
12,077	First Commonwealth Financial Corp.	138,040
1,497	First Community Bancshares, Inc./VA	47,799
6,185	First Financial Bancorp	80,529
3,429	First Financial Bankshares, Inc.	168,261
1,866	First Financial Corp./IN	77,402
1,925	First Financial Holdings, Inc.	42,042
3,771	First Financial Northwest, Inc.	38,351
7,310	First Industrial Realty Trust, Inc. (REIT)	172,443
11,404	First Marblehead Corp. (The)	46,984
3,004	First Merchants Corp.	57,947
2,397	First Mercury Financial Corp.*	35,308
8,013	First Midwest Bancorp, Inc./IL	179,331
18,102	First Niagara Financial Group, Inc.	270,806
2,801	First Place Financial Corp./OH	28,458
4,036	First Potomac Realty Trust (REIT)	67,038
1,326	First South Bancorp, Inc./NC	23,430
2,258	FirstFed Financial Corp.*	35,451
13,341	FirstMerit Corp.	270,022
8,582	Flagstar Bancorp, Inc.	38,018
4,970	Flagstone Reinsurance Holdings Ltd.	61,131
3,533	Flushing Financial Corp.	61,439
14,191	FNB Corp./PA	166,460
5,877	Forestar Real Estate Group, Inc.*	118,480
1,018	Fox Chase Bancorp, Inc.*	12,369
1,363	Fpic Insurance Group, Inc.*	70,413
9,746	Franklin Street Properties Corp. (REIT)	124,067
24,399	Friedman Billings Ramsey Group, Inc., Class A (REIT)	44,650
7,757	Frontier Financial Corp.	86,491
1,704	FX Real Estate and Entertainment, Inc.*	2,164
1,250	GAMCO Investors, Inc., Class A	59,250
2,861	Getty Realty Corp. (REIT)	59,881
10,906	GFI Group, Inc.	126,510
8,903	Glacier Bancorp, Inc.	189,812
3,480	Gladstone Capital Corp.	54,497
3,643	Gladstone Investment Corp.	26,485
6,236	Glimcher Realty Trust (REIT)	62,921
6,870	Gramercy Capital Corp./NY (REIT)	45,960
2,145	Green Bankshares, Inc.	33,140
2,858	Greenhill & Co., Inc.	188,914
4,753	Greenlight Capital Re Ltd., Class A*	97,436
5,728	Grubb & Ellis Co.	19,876
8,689	Guaranty Bancorp*	48,919
6,145	Guaranty Financial Group, Inc.*	29,435
972	Hallmark Financial Services*	8,972
4,246	Hancock Holding Co.	208,266
6,143	Hanmi Financial Corp.	31,391
2,154	Harleysville Group, Inc.	78,126
5,174	Harleysville National Corp.	76,058
4,267	Harris & Harris Group, Inc.*	31,234
1,895	Hatteras Financial Corp. (REIT)	46,901
8,372	Healthcare Realty Trust, Inc. (REIT)	240,025
2,161	Heartland Financial USA, Inc.	46,526
5,422	Hercules Technology Growth Capital, Inc.	56,443
1,710	Heritage Commerce Corp.	20,554
7,943	Hersha Hospitality Trust (REIT)	57,507
9,457	Highwoods Properties, Inc. (REIT)	343,005
6,005	Hilb Rogal & Hobbs Co.	273,528
7,433	Hilltop Holdings, Inc.*	77,378
2,188	Home Bancshares, Inc./AR	52,588
1,084	Home Federal Bancorp, Inc./ID	11,924
5,220	Home Properties, Inc. (REIT)	275,355
6,703	Horace Mann Educators Corp.	99,875
2,124	IBERIABANK Corp.	115,185
1,070	Independence Holding Co.	14,060
2,684	Independent Bank Corp./MA	74,239
984	IndyMac Bancorp, Inc.	66
2,526	Infinity Property & Casualty Corp.	117,459
9,461	Inland Real Estate Corp. (REIT)	142,293
3,410	Integra Bank Corp.	21,858
6,700	Interactive Brokers Group, Inc., Class A*	182,910
697	International Assets Holding Corp.*	19,795
8,417	International Bancshares Corp.	217,495
7,271	Investors Bancorp, Inc.*	106,375
9,474	Investors Real Estate Trust (REIT)	97,866
8,261	IPC Holdings Ltd.	261,626
3,753	JER Investors Trust, Inc. (REIT)	21,580
755	Kansas City Life Insurance Co.	35,923
1,658	Kayne Anderson Energy Development Co.	37,885
4,316	KBW, Inc.*	127,495
2,925	Kearny Financial Corp.	40,628
3,341	Kite Realty Group Trust (REIT)	40,727
15,505	Knight Capital Group, Inc., Class A*	267,306
2,856	Kohlberg Capital Corp.	31,387
8,439	LaBranche & Co., Inc.*	54,263
16,832	Ladenburg Thalmann Financial Services, Inc.*	34,842
3,329	Lakeland Bancorp, Inc.	39,282
2,018	Lakeland Financial Corp.	41,107
2,554	LandAmerica Financial Group, Inc.	43,776
6,619	LaSalle Hotel Properties (REIT)	172,557
8,537	Lexington Realty Trust (REIT)	127,287
978	Life Partners Holdings, Inc.	28,323
3,805	LTC Properties, Inc. (REIT)	102,240
6,310	Maguire Properties, Inc. (REIT)	71,429
8,107	Maiden Holdings Ltd.	52,858
3,064	MainSource Financial Group, Inc.	55,489
5,113	MarketAxess Holdings, Inc.*	51,386
624	MASSBANK Corp.	24,841
772	Maui Land & Pineapple Co., Inc.*	20,713
9,315	Max Capital Group Ltd.	242,190
5,732	MB Financial, Inc.	159,522
12,478	MCG Capital Corp.	43,423
9,154	Meadowbrook Insurance Group, Inc.	61,332
2,451	Medallion Financial Corp.	25,441
10,951	Medical Properties Trust, Inc. (REIT)	120,899
1,734	Meridian Interstate Bancorp, Inc.*	16,716
7,066	Meruelo Maddux Properties, Inc.*	9,680
32,637	MFA Mortgage Investments, Inc. (REIT)	221,932

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
4,331	Mid-America Apartment Communities, Inc. (REIT)	$217,243
3,663	Midwest Banc Holdings, Inc.	20,403
3,250	Mission West Properties, Inc. (REIT)	31,655
3,263	Monmouth Real Estate Investment Corp., Class A (REIT)	23,722
15,407	Montpelier Re Holdings Ltd.	249,439
4,009	MVC Capital, Inc.	59,854
3,760	Nara Bancorp, Inc.	41,172
563	NASB Financial, Inc.	14,903
6,519	National Financial Partners Corp.	131,488
3,672	National Health Investors, Inc. (REIT)	120,074
1,014	National Interstate Corp.	19,702
13,115	National Penn Bancshares, Inc.	187,282
12,119	National Retail Properties, Inc. (REIT)	274,980
373	National Western Life Insurance Co., Class A	89,311
2,173	Navigators Group, Inc.*	113,865
5,295	NBT Bancorp, Inc.	132,852
2,886	Nelnet, Inc., Class A	45,368
17,919	NewAlliance Bancshares, Inc.	245,669
8,709	Newcastle Investment Corp. (REIT)	60,440
3,947	NewStar Financial, Inc.*	34,734
3,569	NGP Capital Resources Co.	58,068
3,245	Northfield Bancorp, Inc.*	39,232
9,171	NorthStar Realty Finance Corp. (REIT)	65,573
2,815	Northwest Bancorp, Inc.	78,088
734	NYMAGIC, Inc.	15,913
1,458	OceanFirst Financial Corp.	26,317
5,877	Ocwen Financial Corp.*	40,963
4,002	Odyssey Re Holdings Corp.	151,116
10,924	Old National Bancorp/IN	190,405
2,268	Old Second Bancorp, Inc.	38,397
12,492	Omega Healthcare Investors, Inc. (REIT)	222,857
1,318	One Liberty Properties, Inc. (REIT)	23,698
6,986	optionsXpress Holdings, Inc.	161,167
4,008	Oriental Financial Group, Inc.	69,258
2,141	Oritani Financial Corp.*	36,097
7,607	Pacific Capital Bancorp N.A.	111,899
1,760	Pacific Continental Corp.	21,666
4,030	PacWest Bancorp	91,400
1,823	Park National Corp.	111,750
2,521	Parkway Properties, Inc./MD (REIT)	90,680
3,416	Patriot Capital Funding, Inc.	25,347
1,370	Peapack Gladstone Financial Corp.	40,182
3,477	PennantPark Investment Corp.	27,781
855	Pennsylvania Commerce Bancorp, Inc.*	23,906
5,808	Pennsylvania Real Estate Investment Trust (REIT)	115,289
2,774	Penson Worldwide, Inc.*	46,742
1,700	Peoples Bancorp, Inc./OH	34,918
8,933	PHH Corp.*	136,228
18,877	Phoenix Cos, Inc. (The)	224,825
2,670	Pico Holdings, Inc.*	127,199
3,729	Pinnacle Financial Partners, Inc.*	94,418
3,091	Piper Jaffray Cos.*	117,489
8,073	Platinum Underwriters Holdings Ltd.	291,839
5,243	PMA Capital Corp., Class A*	49,756
13,401	PMI Group, Inc. (The)	48,110
2,505	Portfolio Recovery Associates, Inc.*	106,563
7,279	Post Properties, Inc. (REIT)	228,925
6,500	Potlatch Corp. (REIT)	303,485
3,194	Premierwest Bancorp	25,488
3,575	Presidential Life Corp.	64,350
3,843	Primus Guaranty Ltd.*	19,215
3,550	PrivateBancorp, Inc.	108,772
5,290	ProAssurance Corp.*	285,131
4,335	Prospect Capital Corp.	60,690
6,467	Prosperity Bancshares, Inc.	206,750
5,470	Provident Bankshares Corp.	42,338
9,847	Provident Financial Services, Inc.	150,167
6,617	Provident New York Bancorp	91,579
2,477	PS Business Parks, Inc. (REIT)	133,337
1,015	Pzena Investment Management, Inc., Class A	9,074
11,573	Quanta Capital Holdings Ltd.	31,479
13,272	Radian Group, Inc.	50,832
10,224	RAIT Financial Trust (REIT)	60,628
2,596	Ramco-Gershenson Properties Trust (REIT)	60,020
16,715	Realty Income Corp. (REIT)	429,241
5,420	Redwood Trust, Inc. (REIT)	101,625
3,457	Renasant Corp.	65,372
1,525	Republic Bancorp, Inc./KY, Class A	45,186
1,620	Resource America, Inc., Class A	20,007
3,509	Resource Capital Corp. (REIT)	21,405
3,545	Riskmetrics Group, Inc.*	78,734
3,079	RLI Corp.	172,147
1,466	Rockville Financial, Inc.	21,213
1,446	Roma Financial Corp.	21,965
3,929	S & T Bancorp, Inc.	131,857
2,683	Safety Insurance Group, Inc.	115,369
3,211	Sanders Morris Harris Group, Inc.	33,715
2,709	Sandy Spring Bancorp, Inc.	48,491
723	Santander BanCorp	7,939
1,566	Saul Centers, Inc. (REIT)	71,598
1,682	SCBT Financial Corp.	56,902
3,498	SeaBright Insurance Holdings, Inc.*	42,466
2,444	Seacoast Banking Corp. of Florida	21,458
8,796	Selective Insurance Group	212,335
18,892	Senior Housing Properties Trust (REIT)	409,579
1,385	Shore Bancshares, Inc.	31,730
1,226	Sierra Bancorp	19,371
4,913	Signature Bank/NY*	145,277
2,300	Simmons First National Corp., Class A	65,366
1,623	Smithtown Bancorp, Inc.	30,853
12,007	South Financial Group, Inc. (The)	81,648
2,002	Southside Bancshares, Inc.	43,543
2,397	Southwest Bancorp, Inc./OK	40,365
3,606	Sovran Self Storage, Inc. (REIT)	138,831
2,336	State Auto Financial Corp.	72,112
2,362	State Bancorp, Inc./NY	35,076
3,726	StellarOne Corp.	62,560
2,968	Sterling Bancorp/NY	46,271
12,067	Sterling Bancshares, Inc./TX	118,739
8,562	Sterling Financial Corp./WA	87,247
2,817	Stewart Information Services Corp.	52,706
3,884	Stifel Financial Corp.*	158,739
12,277	Strategic Hotels & Resorts, Inc. (REIT)	113,194
1,023	Stratus Properties, Inc.*	29,698
1,579	Suffolk Bancorp	56,102

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
2,408	Sun Bancorp, Inc./NJ*	$28,414
2,711	Sun Communities, Inc. (REIT)	52,349
8,471	Sunstone Hotel Investors, Inc. (REIT)	120,119
14,188	Susquehanna Bancshares, Inc.	226,724
4,939	SVB Financial Group*	276,831
4,016	SWS Group, Inc.	81,043
2,213	SY Bancorp, Inc.	62,495
5,204	Tanger Factory Outlet Centers (REIT)	208,784
1,836	Tejon Ranch Co.*	62,810
3,940	Texas Capital Bancshares, Inc.*	61,503
3,935	Thomas Properties Group, Inc.	37,894
3,202	Thomas Weisel Partners Group, Inc.*	19,596
955	Tompkins Financial Corp.	43,242
3,333	Tower Group, Inc.	69,826
3,425	TowneBank/VA	66,890
5,302	TradeStation Group, Inc.*	53,232
2,289	Trico Bancshares	37,631
12,487	Trustco Bank Corp./NY	122,123
8,169	Trustmark Corp.	156,763
2,089	U.S. Global Investors, Inc., Class A	29,559
18,227	UCBH Holdings, Inc.	106,628
5,126	UMB Financial Corp.	266,706
9,913	Umpqua Holdings Corp.	138,385
2,225	Union Bankshares Corp./VA	50,530
3,041	United America Indemnity Ltd., Class A*	46,284
6,247	United Bankshares, Inc.	160,860
6,632	United Community Banks, Inc./GA	77,992
4,344	United Community Financial Corp./OH	15,682
2,931	United Financial Bancorp, Inc.	37,487
3,755	United Fire & Casualty Co.	111,674
1,382	United Security Bancshares/CA	19,998
1,955	Universal Health Realty Income Trust (REIT)	71,729
2,119	Univest Corp. of Pennsylvania	61,218
3,417	Urstadt Biddle Properties, Inc., Class A (REIT)	58,192
8,171	U-Store-It Trust (REIT)	102,137
10,632	Validus Holdings Ltd.	253,680
1,823	ViewPoint Financial Group	29,879
8,155	Washington Real Estate Investment Trust (REIT)	288,279
1,882	Washington Trust Bancorp, Inc.	46,241
1,145	Waterstone Financial, Inc.*	11,255
4,381	WesBanco, Inc.	108,561
2,872	West Bancorporation, Inc.	34,837
2,590	West Coast Bancorp/OR	28,438
4,788	Westamerica Bancorporation	245,146
3,147	Western Alliance Bancorp*	40,911
5,228	Westfield Financial, Inc.	53,430
885	Westwood Holdings Group, Inc.	42,568
3,177	Wilshire Bancorp, Inc.	43,112
9,186	Winthrop Realty Trust (REIT)	36,468
3,895	Wintrust Financial Corp.	90,559
2,698	World Acceptance Corp.*	105,276
1,014	WSFS Financial Corp.	54,219
1,890	Yadkin Valley Financial Corp.	30,901
6,136	Zenith National Insurance Corp.	234,334
		35,860,439
	Health Care — 12.7%

3,576	Abaxis, Inc.*	71,127
5,611	Abiomed, Inc.*	101,110
5,447	Acadia Pharmaceuticals, Inc.*	13,890
4,421	Accelrys Inc.*	22,680
5,954	Accuray, Inc.*	49,120
6,112	Acorda Therapeutics, Inc.*	172,053
1,346	Acura Pharmaceuticals, Inc.*	10,512
7,595	Adolor Corp.*	24,760
1,729	Affymax, Inc.*	32,401
11,454	Affymetrix, Inc.*	98,275
1,770	Air Methods Corp.*	51,100
9,408	Akorn, Inc.*	45,629
3,863	Albany Molecular Research, Inc.*	67,332
6,340	Alexion Pharmaceuticals, Inc.*	285,807
3,935	Alexza Pharmaceuticals, Inc.*	20,895
10,228	Align Technology, Inc.*	133,373
15,767	Alkermes, Inc.*	210,805
4,210	Alliance Imaging, Inc.*	48,878
8,740	Allos Therapeutics, Inc.*	81,544
9,415	Allscripts Healthcare Solutions, Inc.*	135,011
1,050	Almost Family, Inc.*	47,470
5,869	Alnylam Pharmaceuticals, Inc.*	174,016
6,892	Alpharma, Inc., Class A*	246,044
4,114	Alphatec Holdings, Inc.*	19,706
2,804	AMAG Pharmaceuticals, Inc.*	108,487
4,372	Amedisys, Inc.*	232,678
12,005	American Medical Systems Holdings, Inc.*	213,689
8,835	AMERIGROUP Corp.*	228,650
806	Amicus Therapeutics, Inc.*	11,244
5,583	AMN Healthcare Services, Inc.*	106,077
5,194	Amsurg Corp.*	140,809
2,210	Analogic Corp.	149,617
3,990	Angiodynamics, Inc.*	65,556
7,238	Apria Healthcare Group, Inc.*	143,168
2,002	Ardea Biosciences, Inc.*	26,667
12,185	Arena Pharmaceuticals, Inc.*	73,963
11,459	Ariad Pharmaceuticals, Inc.*	35,637
6,690	Arqule, Inc.*	23,549
7,844	Array Biopharma, Inc.*	64,085
4,394	Arthrocare Corp.*	112,662
9,052	Assisted Living Concepts, Inc., Class A*	64,088
3,407	athenahealth, Inc.*	109,876
248	Atrion Corp.	28,589
6,790	Auxilium Pharmaceuticals, Inc.*	266,915
2,463	Avant Immunotherapeutics, Inc.*	34,063
1,772	Biodel, Inc.*	31,666
3,608	BioForm Medical, Inc.*	14,360
2,188	BioMimetic Therapeutics, Inc.*	25,206
3,124	Bio-Rad Laboratories, Inc., Class A*	336,142
1,903	Bio-Reference Labs, Inc.*	53,912
3,819	BMP Sunstone Corp.*	21,234
8,329	Bruker Corp.*	128,600
3,335	Cadence Pharmaceuticals, Inc.*	33,050
7,884	Caliper Life Sciences, Inc.*	23,573
4,799	Cambrex Corp.*	31,241
2,059	Cantel Medical Corp.*	19,746
3,682	Capital Senior Living Corp.*	28,977
1,803	Caraco Pharmaceutical Laboratories Ltd.*	29,028
3,209	Cardiac Science Corp.*	32,892
742	CardioNet, Inc.*	22,631
13,198	Celera Corp.*	184,772
14,169	Cell Genesys, Inc.*	13,886
7,161	Centene Corp.*	161,695
9,393	Cepheid, Inc.*	174,710

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
3,915	Chemed Corp.	$171,242
1,822	Chindex International, Inc.*	21,336
1,711	Clinical Data, Inc.*	28,283
7,725	Columbia Laboratories, Inc.*	28,196
1,524	Computer Programs & Systems, Inc.	41,346
4,984	Conceptus, Inc.*	84,230
4,727	Conmed Corp.*	151,075
1,323	Corvel Corp.*	38,513
2,461	Cougar Biotechnology, Inc.*	84,757
5,059	Cross Country Healthcare, Inc.*	79,275
4,592	CryoLife, Inc.*	72,462
9,305	Cubist Pharmaceuticals, Inc.*	204,989
10,021	CV Therapeutics, Inc.*	115,141
3,918	Cyberonics, Inc.*	84,041
1,577	Cynosure, Inc., Class A*	39,078
6,194	Cypress Bioscience, Inc.*	42,491
5,768	Cytokinetics, Inc.*	29,994
3,287	Cytori Therapeutics, Inc.*	21,004
2,170	Datascope Corp.	108,500
15,378	Dendreon Corp.*	90,423
7,925	Depomed, Inc.*	34,632
4,329	DexCom, Inc.*	29,784
3,023	Dionex Corp.*	197,069
15,955	Discovery Laboratories, Inc.*	31,910
13,498	Durect Corp.*	71,539
9,175	Dyax Corp.*	44,040
8,970	Eclipsys Corp.*	200,121
1,538	Emergency Medical Services Corp., Class A*	51,185
2,234	Emergent Biosolutions, Inc.*	30,963
3,248	Emeritus Corp.*	72,171
1,372	Ensign Group, Inc. (The)	22,830
5,303	Enzo Biochem, Inc.*	68,674
7,381	Enzon Pharmaceuticals, Inc.*	66,798
7,132	eResearchTechnology, Inc.*	96,211
11,598	ev3, Inc.*	141,612
1,254	Exactech, Inc.*	32,441
17,345	Exelixis, Inc.*	98,693
5,250	Five Star Quality Care, Inc.*	21,105
2,298	Genomic Health, Inc.*	51,360
1,373	Genoptix, Inc.*	48,055
4,196	Gentiva Health Services, Inc.*	116,775
12,855	Geron Corp.*	59,004
3,773	Greatbatch, Inc.*	92,137
3,074	GTx, Inc.*	54,441
4,244	Haemonetics Corp.*	266,184
10,038	Halozyme Therapeutics, Inc.*	78,296
3,788	Hanger Orthopedic Group, Inc.*	64,131
2,814	Hansen Medical, Inc.*	35,541
5,439	HealthExtras, Inc.*	177,311
14,517	Healthsouth Corp.*	261,161
8,153	Healthspring, Inc.*	161,919
5,799	Healthways, Inc.*	110,471
4,124	HMS Holdings Corp.*	102,234
22,349	Human Genome Sciences, Inc.*	165,606
1,822	ICU Medical, Inc.*	55,334
4,127	Idenix Pharmaceuticals, Inc.*	33,552
3,391	Idera Pharmaceuticals, Inc.*	49,576
3,565	I-Flow Corp.*	34,973
11,557	Immucor, Inc.*	372,251
8,369	Immunogen, Inc.*	45,025
10,782	Immunomedics, Inc.*	23,289
12,573	Incyte Corp.*	128,622
12,790	Indevus Pharmaceuticals, Inc.*	28,138
6,965	Inspire Pharmaceuticals, Inc.*	31,342
3,026	Insulet Corp.*	43,393
2,938	Integra LifeSciences Holdings Corp.*	142,464
5,213	InterMune, Inc.*	98,891
5,293	Invacare Corp.	134,601
5,453	inVentiv Health, Inc.*	120,348
1,006	IPC The Hospitalist Co., Inc.*	25,703
3,037	IRIS International, Inc.*	56,245
14,890	Isis Pharmaceuticals, Inc.*	263,255
8,119	Javelin Pharmaceuticals, Inc.*	22,652
1,264	Jazz Pharmaceuticals, Inc.*	8,962
2,143	Kendle International, Inc.*	105,971
1,192	Kensey Nash Corp.*	42,924
4,622	Kindred Healthcare, Inc.*	142,958
5,434	KV Pharmaceutical Co., Class A*	122,537
1,531	Landauer, Inc.	99,913
13,250	Lexicon Pharmaceuticals, Inc.*	24,645
2,415	LHC Group, Inc.*	70,349
1,441	Life Sciences Research, Inc.*	51,011
13,908	Ligand Pharmaceuticals, Inc., Class B*	47,009
6,802	Luminex Corp.*	173,383
6,681	Magellan Health Services, Inc.*	291,024
8,502	MannKind Corp.*	27,631
1,289	MAP Pharmaceuticals, Inc.*	12,761
3,406	Marshall Edwards, Inc.*	9,877
5,423	Martek Biosciences Corp.*	181,182
7,601	Masimo Corp.*	303,812
4,151	Maxygen, Inc.*	20,464
21,059	Medarex, Inc.*	155,415
3,014	MedAssets, Inc.*	53,589
2,625	Medcath Corp.*	55,834
2,329	Medical Action Industries, Inc.*	30,673
8,582	Medicines Co. (The)*	209,058
9,313	Medicis Pharmaceutical Corp., Class A	192,872
4,206	Medivation, Inc.*	104,267
5,571	Mentor Corp.	137,492
6,626	Meridian Bioscience, Inc.	188,311
4,554	Merit Medical Systems, Inc.*	88,165
3,131	Metabolix, Inc.*	36,100
2,566	Micrus Endovascular Corp.*	32,332
5,915	MiddleBrook Pharmaceuticals, Inc.*	12,303
2,917	Molecular Insight Pharmaceuticals, Inc.*	24,911
2,397	Molina Healthcare, Inc.*	75,434
4,049	Momenta Pharmaceuticals, Inc.*	58,063
1,692	MWI Veterinary Supply, Inc.*	66,648
7,366	Myriad Genetics, Inc.*	502,361
8,551	Nabi Biopharmaceuticals*	49,254
2,127	Nanosphere, Inc.*	20,313
1,400	National Healthcare Corp.	69,608
282	National Research Corp.	9,024
4,549	Natus Medical, Inc.*	111,905
15,247	Nektar Therapeutics*	60,531
2,377	Neogen Corp.*	61,968
6,340	Neurocrine Biosciences, Inc.*	32,778
3,838	Nighthawk Radiology Holdings, Inc.*	32,738
9,574	Novavax, Inc.*	26,424
4,096	Noven Pharmaceuticals, Inc.*	50,586
7,789	NPS Pharmaceuticals, Inc.*	63,091
5,869	NuVasive, Inc.*	279,717
4,276	NxStage Medical, Inc.*	16,249
2,926	Obagi Medical Products, Inc.*	28,236
5,403	Odyssey HealthCare, Inc.*	52,625
5,126	Omnicell, Inc.*	78,684

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
2,358	Omrix Biopharmaceuticals, Inc.*	$54,234
9,171	Onyx Pharmaceuticals, Inc.*	374,819
7,919	Opko Health, Inc.*	16,551
4,245	Optimer Pharmaceuticals, Inc.*	33,790
7,730	OraSure Technologies, Inc.*	38,573
3,306	Orexigen Therapeutics, Inc.*	38,449
2,820	Orthofix International N.V.*	68,357
10,925	Orthovita, Inc.*	33,321
9,438	OSI Pharmaceuticals, Inc.*	476,619
2,464	Osiris Therapeutics, Inc.*	37,847
6,785	Owens & Minor, Inc.	312,924
5,671	Pain Therapeutics, Inc.*	53,024
3,011	Palomar Medical Technologies, Inc.*	43,569
5,698	Par Pharmaceutical Cos., Inc.*	81,140
9,342	Parexel International Corp.*	296,795
19,687	PDL BioPharma, Inc.	237,622
3,189	PharmaNet Development Group, Inc.*	83,233
2,776	Pharmasset, Inc.*	58,685
5,019	PharMerica Corp.*	118,800
7,060	Phase Forward, Inc.*	136,399
4,297	Pozen, Inc.*	49,501
4,394	Progenics Pharmaceuticals, Inc.*	60,374
1,778	Protalix BioTherapeutics, Inc.*	4,178
2,011	Providence Service Corp. (The)*	25,761
10,220	PSS World Medical, Inc.*	186,719
9,145	Psychiatric Solutions, Inc.*	345,224
8,912	Questcor Pharmaceuticals, Inc.*	48,659
4,648	Quidel Corp.*	90,868
3,520	RadNet, Inc.*	21,894
10,234	Regeneron Pharmaceuticals, Inc.*	222,282
2,978	RehabCare Group, Inc.*	54,617
5,125	Repligen Corp.*	27,521
4,093	Res-Care, Inc.*	78,749
4,818	Rexahn Pharmaceuticals, Inc.*	4,818
6,020	Rigel Pharmaceuticals, Inc.*	142,433
8,867	RTI Biologics, Inc.*	83,172
7,879	Salix Pharmaceuticals Ltd.*	53,577
6,041	Sangamo Biosciences, Inc.*	60,350
8,948	Savient Pharmaceuticals, Inc.*	203,388
5,221	Sciele Pharma, Inc.*	100,609
9,994	Seattle Genetics, Inc.*	111,433
9,337	Sequenom, Inc.*	212,230
2,785	Sirona Dental Systems, Inc.*	76,560
2,887	Skilled Healthcare Group, Inc., Class A*	46,077
1,982	Somanetics Corp.*	49,154
2,773	SonoSite, Inc.*	93,727
5,221	Spectranetics Corp.*	41,977
4,504	Stereotaxis, Inc.*	30,942
9,660	STERIS Corp.	355,198
1,508	Sucampo Pharmaceuticals, Inc., Class A*	14,326
7,099	Sun Healthcare Group, Inc.*	122,032
7,406	Sunrise Senior Living, Inc.*	150,564
2,543	SurModics, Inc.*	99,101
5,852	Symmetry Medical, Inc.*	100,713
2,055	Synovis Life Technologies, Inc.*	45,128
2,761	Synta Pharmaceuticals Corp.*	24,462
2,991	Targacept, Inc.*	27,368
2,809	Tercica, Inc.*	25,084
8,538	Theravance, Inc.*	116,373
8,989	Thoratec Corp.*	239,467
6,756	TomoTherapy, Inc.*	41,820
2,013	TranS1, Inc.*	16,527
2,341	Triple-S Management Corp., Class B*	40,640
1,958	U.S. Physical Therapy, Inc.*	38,788
3,715	United Therapeutics Corp.*	394,273
6,489	Universal American Corp.*	85,460
11,507	Valeant Pharmaceuticals International*	210,693
4,873	Varian, Inc.*	242,237
11,542	Viropharma, Inc.*	169,090
1,153	Virtual Radiologic Corp.*	14,839
2,776	Vision-Sciences, Inc.*	11,354
2,611	Vital Images, Inc.*	40,993
1,327	Vital Signs, Inc.	97,999
11,392	Vivus, Inc.*	96,262
2,146	Vnus Medical Technologies, Inc.*	47,577
7,787	Volcano Corp.*	143,047
5,335	West Pharmaceutical Services, Inc.	260,401
6,133	Wright Medical Group, Inc.*	188,835
4,147	XenoPort, Inc.*	202,498
21,829	XOMA Ltd.*	45,186
3,448	Zoll Medical Corp.*	119,887
6,155	Zymogenetics, Inc.*	51,333
		25,978,434
	Industrials — 15.3%

2,942	3D Systems Corp.*	35,951
3,293	A.O. Smith Corp.	135,573
2,213	AAON, Inc.	47,270
6,392	AAR Corp.*	101,441
7,214	ABM Industries, Inc.	189,584
8,937	ACCO Brands Corp.*	75,875
5,847	Accuride Corp.*	8,537
4,033	Aceto Corp.	34,442
9,218	Actuant Corp., Class A	290,828
6,700	Acuity Brands, Inc.	291,517
3,556	Administaff, Inc.	97,434
7,249	Advanced Battery Technologies, Inc.*	27,691
2,857	Advisory Board Co. (The)*	88,310
1,691	Aerovironment, Inc.*	56,581
7,700	Aircastle Ltd.	102,179
19,300	Airtran Holdings, Inc.*	46,320
3,448	Akeena Solar, Inc.*	14,516
1,022	Alamo Group, Inc.	21,390
5,936	Alaska Air Group, Inc.*	124,715
4,898	Albany International Corp., Class A	150,222
2,253	Allegiant Travel Co.*	69,866
4,357	Altra Holdings, Inc.*	78,382
1,549	Amerco, Inc.*	64,562
5,893	American Commercial Lines, Inc.*	72,543
2,686	American Ecology Corp.	87,188
1,540	American Railcar Industries, Inc.	24,963
6,008	American Reprographics Co.*	106,402
1,498	American Science & Engineering, Inc.	100,066
6,931	American Superconductor Corp.*	170,295
1,746	American Woodmark Corp.	41,485
1,513	Ameron International Corp.	176,809
1,365	Ampco-Pittsburgh Corp.	59,296
285	Amrep Corp.*	15,390
4,772	Apogee Enterprises, Inc.	95,440
6,979	Applied Industrial Technologies, Inc.	203,159
2,077	Applied Signal Technology, Inc.	34,374
2,160	Argon ST, Inc.*	53,935
3,736	Arkansas Best Corp.	129,340
1,231	Ascent Solar Technologies, Inc.*	11,276

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
2,977	Astec Industries, Inc.*	$102,409
2,193	Atlas Air Worldwide Holdings, Inc.*	126,624
1,441	Axsys Technologies, Inc.*	97,887
2,001	AZZ, Inc.*	86,943
2,406	Badger Meter, Inc.	110,772
7,609	Baldor Electric Co.	271,185
7,892	Barnes Group, Inc.	190,355
14,634	Beacon Power Corp.*	20,634
7,307	Beacon Roofing Supply, Inc.*	118,958
7,219	Belden, Inc.	265,226
6,294	Blount International, Inc.*	79,430
4,438	Bowne & Co., Inc.	53,700
8,287	Brady Corp., Class A	304,216
8,178	Briggs & Stratton Corp.	122,670
2,623	Builders FirstSource, Inc.*	13,299
1,214	CAI International, Inc.*	17,967
24,024	Capstone Turbine Corp.*	65,345
1,496	Cascade Corp.	77,612
3,714	Casella Waste Systems, Inc., Class A*	49,433
7,384	CBIZ, Inc.*	62,764
2,198	CDI Corp.	55,170
3,606	Celadon Group, Inc.*	46,409
7,924	Cenveo, Inc.*	82,172
4,346	Ceradyne, Inc.*	195,831
4,673	Chart Industries, Inc.*	215,799
3,076	China Architectural Engineering, Inc.*	25,531
4,989	China BAK Battery, Inc.*	20,255
1,125	China Direct, Inc.*	8,100
2,310	China Fire & Security Group, Inc.*	25,364
2,777	CIRCOR International, Inc.	167,342
8,332	Clarcor, Inc.	332,697
3,260	Clean Harbors, Inc.*	264,516
1,307	Coleman Cable, Inc.*	15,357
3,558	Colfax Corp.*	87,491
3,133	Columbus McKinnon Corp.*	85,500
6,619	Comfort Systems USA, Inc.	100,874
3,554	Commercial Vehicle Group, Inc.*	36,393
2,401	COMSYS IT Partners, Inc.*	28,428
1,644	Consolidated Graphics, Inc.*	63,902
1,833	Cornell Cos., Inc.*	49,729
3,222	CoStar Group, Inc.*	170,154
1,722	Courier Corp.	36,851
1,817	CRA International, Inc.*	72,480
2,571	Cubic Corp.	71,191
7,383	Curtiss-Wright Corp.	397,722
8,498	Deluxe Corp.	140,302
3,565	Dollar Thrifty Automotive Group*	16,577
1,743	Ducommun, Inc.	46,137
1,749	Duff & Phelps Corp., Class A*	36,012
592	DXP Enterprises, Inc.*	34,958
6,618	Dycom Industries, Inc.*	106,087
1,517	Dynamex, Inc.*	44,721
2,080	Dynamic Materials Corp.	64,002
4,082	DynCorp International, Inc., Class A*	64,455
7,715	Eagle Bulk Shipping, Inc.	204,216
11,198	EMCOR Group, Inc.*	381,516
3,009	Encore Wire Corp.	57,382
5,927	Ener1, Inc.*	44,215
7,434	Energy Conversion Devices, Inc.*	558,814
5,479	EnergySolutions, Inc.	101,197
1,596	EnerNOC, Inc.*	24,610
4,535	EnerSys*	127,524
4,244	Ennis, Inc.	70,068
3,334	EnPro Industries, Inc.*	140,528
4,281	ESCO Technologies, Inc.*	203,818
4,852	Esterline Technologies Corp.*	274,089
23,670	Evergreen Solar, Inc.*	223,208
2,432	Exponent, Inc.*	74,808
7,920	Federal Signal Corp.	126,958
1,696	First Advantage Corp., Class A*	28,374
2,653	Flanders Corp.*	18,598
6,202	Flow International Corp.*	42,112
11,262	Force Protection, Inc.*	44,823
4,757	Forward Air Corp.	167,875
3,773	Franklin Electric Co., Inc.	163,371
1,956	FreightCar America, Inc.	72,313
3,117	Fuel Tech, Inc.*	57,166
11,317	FuelCell Energy, Inc.*	78,540
6,010	Furmanite Corp.*	71,579
2,379	Fushi Copperweld, Inc.*	26,835
3,263	G&K Services, Inc., Class A	112,541
1,714	Gehl Co.*	25,830
4,008	Genco Shipping & Trading Ltd.	251,462
9,406	GenCorp, Inc.*	73,461
5,061	Genesee & Wyoming, Inc., Class A*	217,674
8,413	Geo Group, Inc. (The)*	186,180
2,969	GeoEye, Inc.*	73,483
4,436	Gibraltar Industries, Inc.	95,418
2,367	Gorman-Rupp Co. (The)	95,224
19,724	GrafTech International Ltd.*	400,792
819	Graham Corp.	76,495
5,464	Granite Construction, Inc.	200,420
6,569	Great Lakes Dredge & Dock Corp.	49,202
2,701	Greenbrier Cos., Inc.	54,155
4,417	Griffon Corp.*	54,108
2,697	H&E Equipment Services, Inc.*	38,055
1,230	Harbin Electric, Inc.*	19,299
6,557	Hawaiian Holdings, Inc.*	59,210
7,100	Healthcare Services Group	138,308
9,219	Heartland Express, Inc.	152,298
3,657	HEICO Corp.	130,299
2,836	Heidrick & Struggles International, Inc.	86,101
2,228	Herley Industries, Inc.*	42,778
9,260	Herman Miller, Inc.	260,576
15,831	Hexcel Corp.*	328,968
3,864	Hill International, Inc.*	74,382
7,333	HNI Corp.	169,686
4,937	Horizon Lines, Inc., Class A	64,082
2,936	Houston Wire & Cable Co.	49,501
6,098	HUB Group, Inc., Class A*	243,554
4,132	Hudson Highland Group, Inc.*	38,056
1,059	Hurco Cos, Inc.*	34,343
3,424	Huron Consulting Group, Inc.*	220,780
1,096	ICF International, Inc.*	20,243
1,444	ICT Group, Inc.*	11,696
4,028	II-VI, Inc.*	176,869
13,364	IKON Office Solutions, Inc.	231,331
5,216	Innerworkings, Inc.*	61,862
4,581	Insituform Technologies, Inc., Class A*	84,107
2,883	INSTEEL Industries, Inc.	49,299
1,277	Integrated Electrical Services, Inc.*	27,341
8,794	Interface, Inc., Class A	115,817
5,344	Interline Brands, Inc.*	85,771
999	International Shipholding Corp.*	20,230
28,560	JetBlue Airways Corp.*	173,359
2,299	Kadant, Inc.*	53,912
4,183	Kaman Corp.	126,117

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
4,567	Kaydon Corp.	$254,519
4,330	Kelly Services, Inc., Class A	83,742
929	Key Technology, Inc.*	26,532
5,057	Kforce, Inc.*	54,009
5,268	Kimball International, Inc., Class B	55,472
9,446	Knight Transportation, Inc.	168,989
7,989	Knoll, Inc.	131,579
7,655	Korn/Ferry International*	136,106
399	K-Tron International, Inc.*	59,367
1,821	L.B. Foster Co., Class A*	70,218
2,012	LaBarge, Inc.*	29,717
2,402	Ladish Co., Inc.*	64,037
690	Lawson Products	20,783
3,164	Layne Christensen Co.*	173,640
4,218	LECG Corp.*	34,377
1,966	Lindsay Corp.	161,035
1,432	LMI Aerospace, Inc.*	33,781
3,099	LSI Industries, Inc.	26,744
2,737	Lydall, Inc.*	31,996
1,916	M&F Worldwide Corp.*	84,342
2,521	Marten Transport Ltd.*	50,269
7,087	MasTec, Inc.*	100,068
3,900	McGrath Rentcorp	111,150
5,159	Medis Technologies Ltd.*	16,148
3,991	Metalico, Inc.*	51,404
2,482	Met-Pro Corp.	36,188
1,207	Michael Baker Corp.*	41,786
11,224	Microvision, Inc.*	29,182
2,799	Middleby Corp.*	149,355
5,117	Mine Safety Appliances Co.	185,901
5,713	Mobile Mini, Inc.*	122,144
7,033	Moog, Inc., Class A*	333,364
15,561	MPS Group, Inc.*	179,263
6,122	Mueller Industries, Inc.	171,722
18,998	Mueller Water Products, Inc., Class A	206,508
1,770	Multi-Color Corp.	41,312
980	NACCO Industries, Inc., Class A	115,189
7,970	Navigant Consulting, Inc.*	137,961
3,256	NCI Building Systems, Inc.*	124,640
2,616	NN, Inc.	42,955
5,559	Nordson Corp.	298,129
1,508	Northwest Pipe Co.*	87,358
7,933	Odyssey Marine Exploration, Inc.*	39,586
4,565	Old Dominion Freight Line, Inc.*	151,878
514	Omega Flex, Inc.	11,077
5,844	On Assignment, Inc.*	55,226
9,657	Orbital Sciences Corp.*	255,331
1,480	Orion Energy Systems, Inc.*	8,880
3,558	Orion Marine Group, Inc.*	46,218
4,960	Otter Tail Corp.	196,962
5,724	Pacer International, Inc.	120,662
1,348	Park-Ohio Holdings Corp.*	26,299
262	Patriot Transportation Holding, Inc.*	20,716
3,143	PeopleSupport, Inc.*	38,187
4,482	Perini Corp.*	119,714
2,790	Pike Electric Corp.*	52,592
13,220	Plug Power, Inc.*	35,826
2,140	PMFG, Inc.*	57,266
2,629	Polypore International, Inc.*	72,113
1,222	Powell Industries, Inc.*	53,988
12,311	Power-One, Inc.*	27,700
2,792	PowerSecure International, Inc.*	22,559
446	Preformed Line Products Co.	24,414
2,474	PRG-Schultz International, Inc.*	29,168
1,023	Protection One, Inc.*	7,263
6,122	Quanex Building Products Corp.	100,768
2,639	Raven Industries, Inc.	119,362
3,594	RBC Bearings, Inc.*	143,544
5,308	Regal-Beloit Corp.	249,211
5,766	Republic Airways Holdings, Inc.*	49,818
7,508	Resources Connection, Inc.*	181,543
4,628	Robbins & Myers, Inc.	207,566
6,861	Rollins, Inc.	121,920
7,850	RSC Holdings, Inc.*	79,756
5,543	Rush Enterprises, Inc., Class A*	73,112
2,219	Saia, Inc.*	42,782
1,831	Sauer-Danfoss, Inc.	60,002
2,485	Schawk, Inc.	39,164
3,101	School Specialty, Inc.*	94,581
56	Seaboard Corp.	72,632
6,141	Simpson Manufacturing Co., Inc.	170,720
9,629	Skywest, Inc.	164,560
9,052	Spherion Corp.*	46,889
1,435	Standard Parking Corp.*	31,326
2,443	Standard Register Co. (The)	27,655
2,061	Standex International Corp.	51,525
1,457	Stanley, Inc.*	49,625
1,902	Sterling Construction Co., Inc.*	35,092
1,924	Sun Hydraulics Corp.	63,665
5,443	SYKES Enterprises, Inc.*	109,622
2,397	TAL International Group, Inc.	58,918
10,327	Taser International, Inc.*	67,125
1,729	TBS International Ltd., Class A*	49,985
3,046	Team, Inc.*	116,083
2,690	Tecumseh Products Co., Class A*	70,989
5,848	Teledyne Technologies, Inc.*	364,506
2,739	Tennant Co.	85,320
9,710	Tetra Tech, Inc.*	277,512
1,579	Textainer Group Holdings Ltd.	28,390
2,207	Thermadyne Holdings Corp.*	49,658
5,663	Titan International, Inc.	151,422
1,207	Titan Machinery, Inc.*	31,406
5,483	TransDigm Group, Inc.*	205,941
3,973	Tredegar Corp.	78,665
2,505	Trex Co., Inc.*	46,468
2,415	Trimas Corp.*	18,668
2,726	Triumph Group, Inc.	149,221
7,313	TrueBlue, Inc.*	121,323
3,894	TurboChef Technologies, Inc.*	23,753
1,437	Twin Disc, Inc.	26,398
20,752	UAL Corp.	230,555
2,072	Ultralife Corp.*	23,973
4,125	Ultrapetrol Bahamas Ltd.*	44,880
294	United Capital Corp.*	7,285
3,861	United Stationers, Inc.*	191,428
2,741	Universal Forest Products, Inc.	90,042
982	Universal Truckload Services, Inc.*	24,187
18,812	US Airways Group, Inc.*	159,714
8,367	Valence Technology, Inc.*	30,038
3,417	Viad Corp.	106,884
3,202	Vicor Corp.	32,244
2,086	Volt Information Sciences, Inc.*	29,246
661	VSE Corp.	24,239
5,067	Wabash National Corp.	44,032
7,987	Wabtec Corp.	471,792
10,958	Waste Connections, Inc.*	397,885
3,918	Waste Services, Inc.*	32,676
3,855	Watsco, Inc.	197,337
7,040	Watson Wyatt Worldwide, Inc., Class A	412,474
4,818	Watts Water Technologies, Inc., Class A	136,976

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
7,015	Werner Enterprises, Inc.	$160,012
9,688	Woodward Governor Co.	448,845
3,422	Xerium Technologies, Inc.	26,384
9,421	YRC Worldwide, Inc.*	170,520
		31,428,742
	Information Technology — 15.9%

66,529	3Com Corp.*	141,041
4,493	3PAR, Inc.*	49,423
5,670	ACI Worldwide, Inc.*	102,740
4,483	Acme Packet, Inc.*	28,646
4,172	Actel Corp.*	57,490
9,983	Actuate Corp.*	42,627
10,080	Acxiom Corp.	145,656
19,954	Adaptec, Inc.*	75,626
9,269	Adtran, Inc.	211,333
7,531	Advanced Analogic Technologies, Inc.*	34,417
5,407	Advanced Energy Industries, Inc.*	87,215
2,752	Advent Software, Inc.*	127,280
3,746	Agilysys, Inc.	48,735
3,978	Airvana, Inc.*	20,248
3,717	American Software, Inc., Class A	22,079
17,986	Amkor Technology, Inc.*	135,075
10,326	Anadigics, Inc.*	34,799
2,411	Anaren, Inc.*	25,605
4,928	Anixter International, Inc.*	363,736
10,691	Applied Micro Circuits Corp.*	85,100
1,136	ArcSight, Inc.*	11,042
14,106	Ariba, Inc.*	207,781
20,226	Arris Group, Inc.*	191,338
21,250	Art Technology Group, Inc.*	87,125
8,628	Aruba Networks, Inc.*	54,270
5,715	AsiaInfo Holdings, Inc.*	75,209
8,200	Asyst Technologies, Inc.*	33,784
9,790	Atheros Communications, Inc.*	319,252
5,296	ATMI, Inc.*	129,169
4,133	AuthenTec, Inc.*	33,581
2,220	Avanex Corp.*	13,873
4,977	Avid Technology, Inc.*	115,665
7,382	Avocent Corp.*	173,256
16,904	Axcelis Technologies, Inc.*	79,956
2,100	Bankrate, Inc.*	67,746
1,956	Bel Fuse, Inc., Class B	54,455
11,131	Benchmark Electronics, Inc.*	183,550
956	Bidz.com, Inc.*	8,336
5,423	BigBand Networks, Inc.*	19,035
2,890	Black Box Corp.	103,578
7,379	Blackbaud, Inc.	148,982
5,104	Blackboard, Inc.*	203,956
5,465	Blue Coat Systems, Inc.*	101,649
16,623	Bookham, Inc.*	28,093
3,622	Bottomline Technologies, Inc.*	41,725
8,226	Brightpoint, Inc.*	70,826
10,476	Brooks Automation, Inc.*	100,674
3,872	Cabot Microelectronics Corp.*	149,537
4,969	CACI International, Inc., Class A*	251,680
4,971	Callidus Software, Inc.*	23,612
1,117	Cass Information Systems, Inc.	40,681
4,996	Cavium Networks, Inc.*	85,382
3,322	Ceva, Inc.*	31,559
6,545	Checkpoint Systems, Inc.*	139,343
3,781	China Information Security Technology, Inc.*	20,455
4,669	China Security & Surveillance Technology, Inc.*	83,342
4,958	Chordiant Software, Inc.*	29,500
8,847	Ciber, Inc.*	69,272
10,708	Cirrus Logic, Inc.*	66,497
8,087	CMGI, Inc.*	95,346
6,777	Cogent, Inc.*	74,547
6,914	Cognex Corp.	139,870
4,250	Cogo Group, Inc.*	23,417
3,897	Coherent, Inc.*	139,785
3,805	Cohu, Inc.	63,544
7,055	Commvault Systems, Inc.*	118,947
2,330	Compellent Technologies, Inc.*	30,174
2,966	comScore, Inc.*	60,506
3,996	Comtech Telecommunications Corp.*	182,697
3,600	Comverge, Inc.*	23,688
7,111	Concur Technologies, Inc.*	312,528
3,353	Constant Contact, Inc.*	57,336
1,569	CPI International, Inc.*	22,437
5,437	Cray, Inc.*	30,502
5,763	CSG Systems International, Inc.*	108,921
5,551	CTS Corp.	73,495
11,383	Cybersource Corp.*	195,560
5,008	Cymer, Inc.*	149,940
5,410	Daktronics, Inc.	94,837
5,451	Data Domain, Inc.*	124,828
7,034	DealerTrack Holdings, Inc.*	129,637
2,077	Deltek, Inc.*	16,637
3,239	DemandTec, Inc.*	33,588
2,520	DG FastChannel, Inc.*	59,296
2,595	Dice Holdings, Inc.*	23,070
4,253	Digi International, Inc.*	50,228
6,126	Digital River, Inc.*	268,013
4,774	Diodes, Inc.*	113,573
4,446	DivX, Inc.*	40,814
2,850	Double-Take Software, Inc.*	37,364
4,009	DSP Group, Inc.*	31,070
2,939	DTS, Inc.*	94,548
2,286	Eagle Test Systems, Inc.*	32,415
18,108	Earthlink, Inc.*	168,767
334	Ebix, Inc.*	36,593
4,893	Echelon Corp.*	63,658
3,554	Electro Rent Corp.	48,405
4,474	Electro Scientific Industries, Inc.*	63,933
8,774	Electronics for Imaging, Inc.*	145,561
11,173	Elixir Gaming Technologies, Inc.*	4,693
12,106	Emcore Corp.*	74,936
2,574	EMS Technologies, Inc.*	60,463
13,925	Emulex Corp.*	186,874
18,846	Entegris, Inc.*	116,091
1,520	Entropic Communications, Inc.*	3,040
10,110	Entrust, Inc.*	23,759
9,788	Epicor Software Corp.*	83,492
5,833	EPIQ Systems, Inc.*	65,855
7,776	Euronet Worldwide, Inc.*	146,111
6,161	Exar Corp.*	47,686
2,341	ExlService Holdings, Inc.*	25,517
19,191	Extreme Networks*	67,169
8,023	Fair Isaac Corp.	185,331
6,298	FalconStor Software, Inc.*	47,361
2,752	FARO Technologies, Inc.*	65,002
6,017	FEI Co.*	162,940
50,962	Finisar Corp.*	73,895
8,056	Formfactor, Inc.*	154,595
2,563	Forrester Research, Inc.*	88,654
24,070	Foundry Networks, Inc.*	442,647
9,768	Gartner, Inc.*	257,973
3,906	Gerber Scientific, Inc.*	34,842
3,847	Gevity HR, Inc.	31,738

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
6,619	Global Cash Access Holdings, Inc.*	$39,648
3,327	Globecomm Systems, Inc.*	33,935
4,343	Greenfield Online, Inc.*	75,351
3,875	GSI Commerce, Inc.*	62,310
1,538	Guidance Software, Inc.*	9,797
6,794	Hackett Group, Inc. (The)*	43,482
15,531	Harmonic, Inc.*	136,673
4,206	Harris Stratex Networks, Inc., Class A*	39,368
4,027	Heartland Payment Systems, Inc.	90,849
3,224	Hittite Microwave Corp.*	114,097
4,600	HSW International, Inc.*	13,570
1,184	Hughes Communications, Inc.*	52,274
3,891	Hutchinson Technology, Inc.*	56,381
8,810	Hypercom Corp.*	40,086
2,584	i2 Technologies, Inc.*	37,235
2,261	ICx Technologies, Inc.*	18,608
3,610	iGate Corp.*	40,613
4,928	Imation Corp.	104,671
5,040	Immersion Corp.*	33,516
15,311	Infinera Corp.*	168,727
5,455	infoGROUP, Inc.	36,003
14,605	Informatica Corp.*	246,386
5,675	Infospace, Inc.	66,398
7,735	Insight Enterprises, Inc.*	128,710
1,398	Integral Systems, Inc.*	62,896
2,292	Interactive Intelligence, Inc.*	22,989
7,484	InterDigital, Inc.*	198,625
10,157	Intermec, Inc.*	204,054
8,320	Internap Network Services Corp.*	25,709
3,658	Internet Brands, Inc., Class A*	25,569
6,387	Internet Capital Group, Inc.*	53,970
6,441	InterVoice, Inc.*	52,945
7,514	Interwoven, Inc.*	110,606
3,580	Intevac, Inc.*	36,444
3,171	IPG Photonics Corp.*	64,593
4,062	Isilon Systems, Inc.*	20,554
7,036	Ixia*	61,143
3,996	IXYS Corp.*	50,869
7,328	j2 Global Communications, Inc.*	180,782
12,343	Jack Henry & Associates, Inc.	247,230
4,246	JDA Software Group, Inc.*	77,405
13,859	Kemet Corp.*	22,452
3,718	Kenexa Corp.*	85,997
2,279	Keynote Systems, Inc.*	31,952
4,658	Knot, Inc. (The)*	42,434
11,382	Kopin Corp.*	33,918
8,831	Kulicke & Soffa Industries, Inc.*	45,391
10,741	L-1 Identity Solutions, Inc.*	177,012
19,003	Lattice Semiconductor Corp.*	44,467
20,811	Lawson Software, Inc.*	168,361
4,756	Limelight Networks, Inc.*	17,835
2,413	Liquidity Services, Inc.*	26,446
3,576	Littelfuse, Inc.*	126,876
4,828	LoopNet, Inc.*	51,466
1,924	Loral Space & Communications, Inc.*	35,344
10,338	LTX Corp.*	18,505
13,605	Macrovision Solutions Corp.*	211,150
7,262	Magma Design Automation, Inc.*	36,891
4,066	Manhattan Associates, Inc.*	99,658
3,387	Mantech International Corp., Class A*	199,460
3,923	Marchex, Inc., Class B	44,212
8,145	Mattson Technology, Inc.*	41,540
3,077	MAXIMUS, Inc.	113,849
3,010	Maxwell Technologies, Inc.*	37,204
2,381	Measurement Specialties, Inc.*	42,572
14,976	Mentor Graphics Corp.*	182,707
4,204	MercadoLibre, Inc.*	129,777
3,754	Mercury Computer Systems, Inc.*	34,724
6,269	Methode Electronics, Inc.	68,896
8,194	Micrel, Inc.	75,467
13,439	Micros Systems, Inc.*	414,190
12,975	Microsemi Corp.*	356,812
1,492	MicroStrategy, Inc., Class A*	95,727
8,959	Microtune, Inc.*	33,238
1,896	Midway Games, Inc.*	4,304
7,308	MIPS Technologies, Inc.*	29,086
8,222	MKS Instruments, Inc.*	185,324
4,306	Monolithic Power Systems, Inc.*	104,937
2,486	Monotype Imaging Holdings, Inc.*	31,174
21,174	Move, Inc.*	57,170
25,936	MRV Communications, Inc.*	35,273
7,415	MSC.Software Corp.*	96,247
2,894	MTS Systems Corp.	120,043
1,432	Multi-Fineline Electronix, Inc.*	24,430
1,073	NCI, Inc., Class A*	28,756
6,471	Ness Technologies, Inc.*	80,629
7,419	Net 1 UEPS Technologies, Inc.*	198,978
6,507	Netezza Corp.*	87,845
5,832	Netgear, Inc.*	98,269
2,821	Netlogic Microsystems, Inc.*	97,973
4,860	Netscout Systems, Inc.*	72,414
1,173	NetSuite, Inc.*	19,730
2,748	Neutral Tandem, Inc.*	56,334
5,939	Newport Corp.*	55,648
7,994	Nextwave Wireless, Inc.*	7,754
6,581	NIC, Inc.	45,541
5,229	Novatel Wireless, Inc.*	32,577
765	NVE Corp.*	23,730
10,293	Omniture, Inc.*	183,421
8,423	Omnivision Technologies, Inc.*	98,381
4,756	Online Resources Corp.*	41,425
14,329	OpenTV Corp., Class A*	26,939
3,420	Oplink Communications, Inc.*	44,939
2,174	Opnet Technologies, Inc.*	28,806
3,147	Opnext, Inc.*	19,952
2,260	Optium Corp.*	20,317
5,217	Orbcomm, Inc.*	30,050
2,596	OSI Systems, Inc.*	60,253
17,690	Palm, Inc.	150,542
19,001	Parametric Technology Corp.*	381,540
3,357	Park Electrochemical Corp.	94,063
3,792	Parkervision, Inc.*	40,954
1,566	PC Connection, Inc.*	11,886
1,825	PC Mall, Inc.*	17,465
3,167	PC-Tel, Inc.	32,018
2,379	Pegasystems, Inc.	34,876
5,276	Perficient, Inc.*	41,891
3,640	Pericom Semiconductor Corp.*	49,650
14,270	Perot Systems Corp., Class A*	254,006
4,540	Phoenix Technologies Ltd.*	50,122
2,930	Photon Dynamics, Inc.*	44,595
6,912	Photronics, Inc.*	22,602
8,075	Plantronics, Inc.	208,335
6,586	Plexus Corp.*	184,606
4,644	PLX Technology, Inc.*	26,424
36,087	PMC - Sierra, Inc.*	324,783
14,446	Polycom, Inc.*	405,066
5,016	Power Integrations, Inc.*	147,621
21,683	Powerwave Technologies, Inc.*	109,499
4,552	Presstek, Inc.*	24,444
6,853	Progress Software Corp.*	200,176

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
2,123	PROS Holdings, Inc.*	$20,466
2,053	QAD, Inc.	13,509
2,888	Quality Systems, Inc.	123,664
33,910	Quantum Corp.*	60,021
11,937	Quest Software, Inc.*	176,548
4,890	Rackable Systems, Inc.*	50,660
4,562	Radiant Systems, Inc.*	41,605
3,701	Radisys Corp.*	40,970
14,926	RealNetworks, Inc.*	98,959
1,584	Renaissance Learning, Inc.	20,101
43,407	RF Micro Devices, Inc.*	168,419
4,587	RightNow Technologies, Inc.*	68,759
1,591	Rimage Corp.*	25,361
9,253	Riverbed Technology, Inc.*	157,394
4,898	Rofin-Sinar Technologies, Inc.*	197,977
2,959	Rogers Corp.*	118,390
2,186	Rubicon Technology, Inc.*	26,713
5,043	Rudolph Technologies, Inc.*	42,563
8,146	S1 Corp.*	62,154
20,055	Safeguard Scientifics, Inc.*	28,679
87,598	Sanmina-SCI Corp.*	205,855
14,487	Sapient Corp.*	134,294
6,200	SAVVIS, Inc.*	98,456
4,336	Scansource, Inc.*	130,470
5,094	Seachange International, Inc.*	43,707
8,733	Secure Computing Corp.*	37,377
3,721	Semitool, Inc.*	35,870
10,187	Semtech Corp.*	150,666
7,145	ShoreTel, Inc.*	42,013
2,190	SI International, Inc.*	68,394
4,379	Sigma Designs, Inc.*	75,012
12,096	Silicon Image, Inc.*	83,825
13,795	Silicon Storage Technology, Inc.*	45,110
10,008	SiRF Technology Holdings, Inc.*	18,515
26,896	Skyworks Solutions, Inc.*	260,891
7,311	Smart Modular Technologies WWH, Inc.*	22,883
5,019	Smith Micro Software, Inc.*	37,994
8,513	Solera Holdings, Inc.*	262,456
3,657	Sonic Solutions, Inc.*	17,005
8,801	SonicWALL, Inc.*	57,559
33,645	Sonus Networks, Inc.*	113,720
3,303	Sourcefire, Inc.*	25,929
21,046	Spansion, Inc., Class A*	47,353
2,945	SPSS, Inc.*	93,003
7,016	SRA International, Inc., Class A*	164,736
3,708	Standard Microsystems Corp.*	108,348
4,907	Starent Networks Corp.*	67,569
5,065	STEC, Inc.*	51,308
3,405	Stratasys, Inc.*	56,727
4,013	SuccessFactors, Inc.*	44,143
3,649	Super Micro Computer, Inc.*	36,381
1,831	Supertex, Inc.*	54,381
7,635	SupportSoft, Inc.*	26,646
3,386	Switch & Data Facilities Co., Inc.*	49,029
13,081	Sybase, Inc.*	450,117
31,550	Sycamore Networks, Inc.*	110,425
7,587	Symmetricom, Inc.*	37,328
5,549	Symyx Technologies, Inc.*	61,316
3,740	Synaptics, Inc.*	195,752
3,621	Synchronoss Technologies, Inc.*	45,842
2,871	SYNNEX Corp.*	66,004
2,128	Syntel, Inc.	70,373
12,684	Take-Two Interactive Software, Inc.*	317,988
4,293	Taleo Corp., Class A*	103,934
6,753	Technitrol, Inc.	106,765
2,296	TechTarget, Inc.*	16,531
2,532	Techwell, Inc.*	28,055
10,761	Tekelec*	176,588
5,553	TeleCommunication Systems, Inc., Class A*	46,645
6,447	TeleTech Holdings, Inc.*	99,413
8,721	Terremark Worldwide, Inc.*	63,053
7,979	Tessera Technologies, Inc.*	185,671
3,004	TheStreet.com, Inc.	21,328
10,999	THQ, Inc.*	168,505
30,766	TIBCO Software, Inc.*	251,974
16,815	TiVo, Inc.*	142,255
4,037	TNS, Inc.*	92,447
2,005	Transmeta Corp.*	29,975
10,066	Trident Microsystems, Inc.*	31,708
23,652	TriQuint Semiconductor, Inc.*	148,771
7,042	TTM Technologies, Inc.*	84,363
6,272	Tyler Technologies, Inc.*	101,669
4,060	Ultimate Software Group, Inc.*	113,842
3,206	Ultra Clean Holdings*	23,340
3,856	Ultratech, Inc.*	57,262
2,304	Unica Corp.*	20,436
12,724	United Online, Inc.	133,987
4,772	Universal Display Corp.*	67,667
18,228	Utstarcom, Inc.*	59,423
14,290	Valueclick, Inc.*	184,198
4,432	Vasco Data Security International, Inc.*	61,250
5,259	Veeco Instruments, Inc.*	88,404
11,272	VeriFone Holdings, Inc.*	227,244
4,180	Viasat, Inc.*	109,641
4,078	Vignette Corp.*	55,583
1,454	Virtusa Corp.*	10,629
7,284	VistaPrint Ltd.*	242,120
2,651	Vocus, Inc.*	94,508
4,183	Volterra Semiconductor Corp.*	65,757
7,447	Websense, Inc.*	168,600
4,559	Website Pros, Inc.*	27,536
11,881	Wind River Systems, Inc.*	131,285
6,402	Wright Express Corp.*	190,460
8,547	Zoran Corp.*	76,068
2,521	Zygo Corp.*	26,420
		32,656,782
	Materials — 4.0%

8,773	AbitibiBowater, Inc.	57,726
894	AEP Industries, Inc.*	16,655
7,429	Allied Nevada Gold Corp.*	43,385
2,723	AM Castle & Co.	54,678
4,256	AMCOL International Corp.	155,174
3,115	American Vanguard Corp.	46,227
9,724	Apex Silver Mines Ltd.*	28,589
4,102	Arch Chemicals, Inc.	150,543
2,990	Balchem Corp.	81,597
5,890	Boise, Inc.*	17,434
3,365	Brush Engineered Materials, Inc.*	98,594
6,468	Buckeye Technologies, Inc.*	59,570
1,234	Bway Holding Co.*	15,672
6,751	Calgon Carbon Corp.*	143,999
2,832	China Precision Steel, Inc.*	14,132
90,901	Coeur d’Alene Mines Corp.*	162,713
5,345	Compass Minerals International, Inc.	370,248
1,735	Deltic Timber Corp.	106,303
7,213	Ferro Corp.	158,975
3,739	Flotek Industries, Inc.*	63,002
10,350	General Moly, Inc.*	70,587

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
1,776	General Steel Holdings, Inc.*	$25,042
1,480	GenTek, Inc.*	42,890
7,464	Glatfelter	109,497
23,845	Graphic Packaging Holding Co.*	67,958
1,965	Haynes International, Inc.*	114,874
7,992	HB Fuller Co.	208,351
6,929	Headwaters, Inc.*	106,637
21,019	Hecla Mining Co.*	147,553
18,665	Hercules, Inc.	402,231
5,762	Horsehead Holding Corp.*	47,940
4,571	ICO, Inc.*	26,466
1,723	Innophos Holdings, Inc.	64,595
3,859	Innospec, Inc.	60,548
2,601	Kaiser Aluminum Corp.	140,610
2,958	KapStone Paper and Packaging Corp.*	22,126
3,438	Koppers Holdings, Inc.	157,495
3,828	Landec Corp.*	35,945
17,042	Louisiana-Pacific Corp.	165,989
2,866	LSB Industries, Inc.*	69,185
4,967	Mercer International, Inc.*	30,348
3,117	Minerals Technologies, Inc.	204,725
4,671	Myers Industries, Inc.	61,470
2,408	Neenah Paper, Inc.	46,763
2,223	NewMarket Corp.	151,031
1,123	NL Industries, Inc.	11,814
12,334	Olin Corp.	331,908
1,491	Olympic Steel, Inc.	70,987
5,039	OM Group, Inc.*	186,947
1,853	Penford Corp.	30,778
15,391	PolyOne Corp.*	126,360
1,695	Quaker Chemical Corp.	50,172
6,290	Rock-Tenn Co., Class A	230,717
6,879	Rockwood Holdings, Inc.*	260,370
4,825	Royal Gold, Inc.	167,476
3,794	RTI International Metals, Inc.*	128,275
4,471	Schulman A., Inc.	108,288
2,585	Schweitzer-Mauduit International, Inc.	49,012
7,930	Sensient Technologies Corp.	231,635
4,973	ShengdaTech, Inc.*	47,243
4,160	Silgan Holdings, Inc.	217,734
15,576	Solutia, Inc.*	261,677
5,043	Spartech Corp.	53,103
1,046	Stepan Co.	61,536
6,522	Stillwater Mining Co.*	48,589
1,259	Sutor Technology Group Ltd.*	7,982
3,855	Texas Industries, Inc.	203,043
6,559	U.S. Concrete, Inc.*	27,417
294	United States Lime & Minerals, Inc.*	11,401
1,105	Universal Stainless & Alloy*	39,946
2,310	Verso Paper Corp.	11,250
7,277	Wausau Paper Corp.	62,655
3,162	Westlake Chemical Corp.	60,015
10,613	Worthington Industries, Inc.	186,789
11,899	WR Grace & Co.*	312,825
3,450	Zep, Inc.	67,586
4,541	Zoltek Cos., Inc.*	77,333
		8,168,935
	Telecommunication Services — 1.1%

7,147	Alaska Communications Systems Group, Inc.	75,186
1,561	Atlantic Tele-Network, Inc.	52,247
3,951	Cbeyond, Inc.*	66,890
11,113	Centennial Communications Corp.*	84,681
40,091	Cincinnati Bell, Inc.*	156,355
7,850	Cogent Communications Group, Inc.*	72,298
3,823	Consolidated Communications Holdings, Inc.	57,765
3,186	Digimarc Corp.*‡	49,638
14,690	Fairpoint Communications, Inc.	130,006
19,851	FiberTower Corp.*	25,806
7,461	General Communication, Inc., Class A*	75,655
4,316	Global Crossing Ltd.*	78,810
6,920	Globalstar, Inc.*	21,452
794	Hungarian Telephone & Cable Corp.*	17,031
5,186	Ibasis, Inc.	18,981
17,083	ICO Global Communications Holdings Ltd.*	50,053
8,921	IDT Corp., Class B*	13,828
5,279	Iowa Telecommunications Services, Inc.	97,081
2,831	iPCS, Inc.*	56,620
4,932	NTELOS Holdings Corp.	146,727
20,389	PAETEC Holding Corp.*	67,284
10,206	Premiere Global Services, Inc.*	154,315
3,883	Shenandoah Telecommunications Co.	67,098
8,466	Syniverse Holdings, Inc.*	140,451
9,593	TerreStar Corp.*	26,669
24,273	tw telecom, Inc.*	372,348
3,848	USA Mobility, Inc.*	43,367
5,009	Virgin Mobile USA, Inc., Class A*	13,174
8,474	Vonage Holdings Corp.*	12,541
		2,244,357
	Utilities — 3.0%

4,321	Allete, Inc.	182,433
2,846	American States Water Co.	112,445
8,754	Avista Corp.	195,214
6,337	Black Hills Corp.	214,254
1,973	Cadiz, Inc.*	38,493
3,237	California Water Service Group	127,182
1,705	Central Vermont Public Service Corp.	41,431
2,603	CH Energy Group, Inc.	103,599
1,124	Chesapeake Utilities Corp.	34,035
9,933	Cleco Corp.	250,411
1,388	Connecticut Water Service, Inc.	37,073
2,396	Consolidated Water Co., Inc.	55,108
7,388	El Paso Electric Co.*	157,291
5,569	Empire District Electric Co. (The)	117,506
1,204	EnergySouth, Inc.	73,745
7,464	Idacorp, Inc.	222,427
8,155	ITC Holdings Corp.	456,762
3,601	Laclede Group, Inc. (The)	161,793
3,644	MGE Energy, Inc.	123,532
2,189	Middlesex Water Co.	38,789
6,918	New Jersey Resources Corp.	250,293
7,448	Nicor, Inc.	341,789
4,359	Northwest Natural Gas Co.	212,414
6,431	NorthWestern Corp.	169,135
2,954	Ormat Technologies, Inc.	148,114
12,113	Piedmont Natural Gas Co.	349,460
12,694	PNM Resources, Inc.	149,662
10,319	Portland General Electric Co.	264,373
2,166	SJW Corp.	60,366
4,906	South Jersey Industries, Inc.	174,997
7,141	Southwest Gas Corp.	216,729

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
4,038	Southwest Water Co.	$47,729
4,183	Synthesis Energy Systems, Inc.*	28,152
10,233	U.S. Geothermal, Inc.*	23,127
4,161	UIL Holdings Corp.	135,649
5,680	Unisource Energy Corp.	182,498
17,299	Westar Energy, Inc.	391,822
8,163	WGL Holdings, Inc.	262,849
		6,152,681
	Total Common Stock
	(Cost $182,679,044)	184,925,640

No. of Rights
Rights — 0.0%
1,296	Arlington Tankers Ltd., expiring 06/26/18 at $95.00*	—
3,294	Charlotte Russe Holding, Inc., expiring 08/27/18 at $75.00*	—
6,448	Gaylord Entertainment Co., expiring 08/12/11 at $95.00*	—
7,321	Hovnanian Enterprises, Inc., Class A, expiring 08/14/09 at $35.00*	—
2,477	MarketAxess Holdings, Inc., expiring 06/02/11 at $40.00*	—
5,189	Micrel, Inc., expiring 03/24/09 at $36.00*	—
20,794	Sonus Networks, Inc., expiring 06/26/11 at $25.00*	—
1,468	SPSS, Inc., expiring 06/18/18 at $175.00*	—
729	Twin Disc, Inc., expiring 06/30/18 at $125.00*	—
Total Rights
	(Cost $—)	—

No. of Warrants
	Warrants - 0.0%
71	Greenhunter Energy Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants
	(Cost $—)	—

Principal Amount
	Repurchase Agreements — 9.7%
$7,887,918	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $7,889,759(b)	7,887,918
3,480,872	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $3,481,692(c)	3,480,872
2,354,602	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,355,157(d)	2,354,602
94,579	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $94,600(e)	94,579
4,238,284	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $4,239,273(f)	4,238,284
1,765,952	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $1,766,358(g)	1,765,952
	Total Repurchase Agreements (Cost $19,822,207)	19,822,207
	Total Investments (Cost $202,501,251) — 99.9%	204,747,847
	Other assets less liabilities — 0.1%	121,030
	Net Assets — 100.0%	$204,868,877

*	Non-income producing security.
‡	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2008, the value of these securities amounted to $49,638 or 0.02% of net assets.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $8,045,685. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $3,550,504. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $2,401,695. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $96,472. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $4,323,051. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $1,801,275. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,347,908
Aggregate gross unrealized depreciation	(13,948,458)
Net unrealized depreciation	$(4,600,550)
Federal income tax cost of investments	$209,348,397

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Index® Futures Contracts	295	09/19/08	$21,779,850	$1,056,541

Cash collateral in the amount of $1,938,166 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Index	09/08/08	$14,878,521	$278,117

Equity Index Swap Agreement based on the Russell 2000® Index	09/08/08	147,376,293	1,766,487

Equity Index Swap Agreement based on the Russell 2000® Index	12/06/08	42,000,000	(3,829,865)

			$(1,785,261)

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of  Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 91.9%
	Consumer Discretionary — 8.1%

73	American Eagle Outfitters, Inc.	$1,099
52	AnnTaylor Stores Corp.*	1,263
102	Autoliv, Inc.	3,916
161	AutoNation, Inc.*	1,827
51	Barnes & Noble, Inc.	1,261
64	Bed Bath & Beyond, Inc.*	1,962
86	Black & Decker Corp.	5,439
21	BorgWarner, Inc.	868
70	Boyd Gaming Corp.	853
311	Cablevision Systems Corp., Class A	10,036
126	Career Education Corp.*	2,362
487	Carnival Corp.	18,048
827	CBS Corp., Class B	13,381
173	Centex Corp.	2,806
28	Choice Hotels International, Inc.	756
13	Clear Channel Outdoor Holdings, Inc., Class A*	218
2,784	Comcast Corp., Class A	58,965
394	Discovery Holding Co., Class A*	7,971
443	DR Horton, Inc.	5,520
404	Eastman Kodak Co.	6,541
41	EW Scripps Co., Class A	298
291	Expedia, Inc.*	5,139
181	Family Dollar Stores, Inc.	4,510
32	Federal Mogul Corp.*	523
217	Foot Locker, Inc.	3,535
3,041	Ford Motor Co.*	13,563
216	Fortune Brands, Inc.	12,705
321	Gannett Co., Inc.	5,711
345	Gap, Inc. (The)	6,710
684	General Motors Corp.	6,840
230	Genuine Parts Co.	9,757
120	Goodyear Tire & Rubber Co. (The)*	2,353
37	Harley-Davidson, Inc.	1,472
21	Harman International Industries, Inc.	715
100	Hasbro, Inc.	3,740
32	Hearst-Argyle Television, Inc.	634
2,370	Home Depot, Inc.	64,274
45	HSN, Inc.*	659
45	International Speedway Corp., Class A	1,785
95	Interpublic Group of Cos., Inc.*	893
45	Interval Leisure Group, Inc.*	585
95	Jarden Corp.*	2,439
311	JC Penney Co., Inc.	12,120
706	Johnson Controls, Inc.	21,829
121	Jones Apparel Group, Inc.	2,403
106	KB Home	2,205
103	Kohl’s Corp.*	5,064
233	Leggett & Platt, Inc.	5,198
191	Lennar Corp., Class A	2,512
241	Liberty Global, Inc., Class A*	8,478
156	Liberty Media Corp. - Capital, Class A*	2,535
833	Liberty Media Corp. - Interactive, Class A*	11,320
133	Liz Claiborne, Inc.	2,156
1,948	Lowe’s Cos., Inc.	47,999
138	Ltd Brands, Inc.	2,870
591	Macy’s, Inc.	12,305
508	Mattel, Inc.	9,820
148	McDonald’s Corp.	9,176
226	McGraw-Hill Cos., Inc. (The)	9,682
48	MDC Holdings, Inc.	1,990
55	Meredith Corp.	1,561
10	MGM Mirage*	352
78	Mohawk Industries, Inc.*	5,386
202	New York Times Co. (The), Class A	2,624
388	Newell Rubbermaid, Inc.	7,023
1,949	News Corp., Class A	27,598
5	NVR, Inc.*	2,989
383	Office Depot, Inc.*	2,696
106	OfficeMax, Inc.	1,297
34	Omnicom Group, Inc.	1,441
120	O’Reilly Automotive, Inc.*	3,494
8	Orient-Express Hotels Ltd., Class A	287
57	Penske Auto Group, Inc.	755
9	Phillips-Van Heusen Corp.	343
228	Pulte Homes, Inc.	3,308
184	RadioShack Corp.	3,498
112	Regal Entertainment Group, Class A	1,877
193	Royal Caribbean Cruises Ltd.	5,246
202	Saks, Inc.*	2,303
122	Scripps Networks Interactive, Inc., Class A	5,068
83	Sears Holdings Corp.*	7,632
366	Service Corp. International	3,737
81	Snap-On, Inc.	4,619
110	Stanley Works (The)	5,274
148	Staples, Inc.	3,582
82	Target Corp.	4,348
35	Thor Industries, Inc.	804
45	Ticketmaster*	964
109	Time Warner Cable, Inc., Class A*	2,916
4,461	Time Warner, Inc.	73,027
183	Toll Brothers, Inc.*	4,553
70	TRW Automotive Holdings Corp.*	1,343
122	VF Corp.	9,668
48	Viacom, Inc., Class B*	1,415
412	Virgin Media, Inc.	4,697
2,362	Walt Disney Co. (The)	76,411
59	Warner Music Group Corp.	506
9	Washington Post Co. (The), Class B	5,368
8	Weight Watchers International, Inc.	317
105	Whirlpool Corp.	8,543
113	Williams-Sonoma, Inc.	1,999
248	Wyndham Worldwide Corp.	4,781
		769,244
	Consumer Staples — 7.7%

107	Alberto-Culver Co.	2,799
740	Altria Group, Inc.	15,562
448	Anheuser-Busch Cos, Inc.	30,401
903	Archer-Daniels-Midland Co.	22,990
84	BJ’s Wholesale Club, Inc.*	3,195
30	Brown-Forman Corp., Class B	2,160
170	Bunge Ltd.	15,191
153	Campbell Soup Co.	5,632
134	Clorox Co.	7,919
961	Coca-Cola Co. (The)	50,039
447	Coca-Cola Enterprises, Inc.	7,630
635	ConAgra Foods, Inc.	13,506
259	Constellation Brands, Inc., Class A*	5,468
104	Corn Products International, Inc.	4,658
922	CVS/Caremark Corp.	33,745
42	Dean Foods Co.*	1,057
277	Del Monte Foods Co.	2,360
356	Dr Pepper Snapple Group, Inc.*	8,797
430	General Mills, Inc.	28,457
107	Hershey Co. (The)	3,862
197	HJ Heinz Co.	9,913
100	Hormel Foods Corp.	3,566
78	JM Smucker Co. (The)	4,230
150	Kellogg Co.	8,166

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
346	Kimberly-Clark Corp.	$21,341
2,061	Kraft Foods, Inc., Class A	64,942
517	Kroger Co. (The)	14,280
116	Lorillard, Inc.	8,380
99	McCormick & Co., Inc. (Non-Voting)	4,005
162	Molson Coors Brewing Co., Class B	7,719
38	NBTY, Inc.*	1,263
192	Pepsi Bottling Group, Inc.	5,679
81	PepsiAmericas, Inc.	1,898
133	PepsiCo, Inc.	9,108
2,693	Procter & Gamble Co.	187,891
240	Reynolds American, Inc.	12,715
713	Rite Aid Corp.*	863
614	Safeway, Inc.	16,173
991	Sara Lee Corp.	13,379
164	Smithfield Foods, Inc.*	3,298
298	SUPERVALU, Inc.	6,911
348	Tyson Foods, Inc., Class A	5,053
207	UST, Inc.	11,093
106	Walgreen Co.	3,862
607	Wal-Mart Stores, Inc.	35,855
48	Wm. Wrigley Jr. Co.	3,815
		730,826
	Energy — 14.5%

657	Anadarko Petroleum Corp.	40,557
468	Apache Corp.	53,530
412	BJ Services Co.	11,062
79	Cabot Oil & Gas Corp.	3,511
486	Chesapeake Energy Corp.	23,522
2,901	Chevron Corp.	250,414
116	Cimarex Energy Co.	6,443
2,163	ConocoPhillips	178,469
626	Devon Energy Corp.	63,883
774	El Paso Corp.	12,972
56	Encore Acquisition Co.*	2,887
14	ENSCO International, Inc.	949
86	EOG Resources, Inc.	8,980
92	Exterran Holdings, Inc.*	4,205
6,039	Exxon Mobil Corp.	483,180
124	Forest Oil Corp.*	7,058
59	Global Industries Ltd.*	571
118	Helix Energy Solutions Group, Inc.*	3,631
146	Helmerich & Payne, Inc.	8,340
125	Hercules Offshore, Inc.*	2,759
146	Key Energy Services, Inc.*	2,453
993	Marathon Oil Corp.	44,755
33	Mariner Energy, Inc.*	960
339	Nabors Industries Ltd.*	12,068
185	Newfield Exploration Co.*	8,366
226	Noble Energy, Inc.	16,211
23	Oil States International, Inc.*	1,280
34	Overseas Shipholding Group, Inc.	2,439
83	Patterson-UTI Energy, Inc.	2,359
20	PetroHawk Energy Corp.*	692
168	Pioneer Natural Resources Co.	10,613
13	Plains Exploration & Production Co.*	701
67	Pride International, Inc.*	2,573
103	Rowan Cos., Inc.	3,805
26	SEACOR Holdings, Inc.*	2,292
156	Southern Union Co.	4,065
888	Spectra Energy Corp.	23,497
51	St. Mary Land & Exploration Co.	2,153
67	Sunoco, Inc.	2,973
59	Teekay Corp.	2,098
137	Tesoro Corp.	2,541
70	Tidewater, Inc.	4,247
16	Unit Corp.*	1,084
741	Valero Energy Corp.	25,757
691	XTO Energy, Inc.	34,833
		1,381,738
	Financials — 24.4%

45	Alexandria Real Estate Equities, Inc. (REIT)	4,847
7	Alleghany Corp.*	2,240
251	Allied Capital Corp.	3,702
69	Allied World Assurance Co. Holdings Ltd.	2,665
772	Allstate Corp. (The)	34,840
137	AMB Property Corp. (REIT)	6,218
285	American Capital Ltd.	6,196
227	American Express Co.	9,007
110	American Financial Group, Inc./OH	3,138
3,258	American International Group, Inc.	70,014
22	American National Insurance Co.	2,100
162	AmeriCredit Corp.*	1,714
312	Ameriprise Financial, Inc.	14,024
754	Annaly Capital Management, Inc. (REIT)	11,280
389	AON Corp.	18,474
87	Apartment Investment & Management Co., Class A (REIT)	3,083
64	Arch Capital Group Ltd.*	4,465
130	Arthur J. Gallagher & Co.	3,442
179	Associated Banc-Corp.	3,133
166	Assurant, Inc.	9,699
118	Astoria Financial Corp.	2,578
108	AvalonBay Communities, Inc. (REIT)	10,800
160	Axis Capital Holdings Ltd.	5,349
116	Bancorpsouth, Inc.	2,670
6,394	Bank of America Corp.	199,109
67	Bank of Hawaii Corp.	3,543
1,604	Bank of New York Mellon Corp. (The)	55,514
767	BB&T Corp.	23,010
7	BlackRock, Inc.	1,521
31	BOK Financial Corp.	1,350
168	Boston Properties, Inc. (REIT)	17,215
123	Brandywine Realty Trust (REIT)	2,140
68	BRE Properties, Inc. (REIT)	3,280
124	Brown & Brown, Inc.	2,520
27	Camden Property Trust (REIT)	1,318
526	Capital One Financial Corp.	23,218
273	CapitalSource, Inc. (REIT)	3,434
20	Capitol Federal Financial	874
157	CB Richard Ellis Group, Inc., Class A*	2,052
93	CBL & Associates Properties, Inc. (REIT)	2,017
513	Chubb Corp.	24,629
204	Cincinnati Financial Corp.	6,047
396	CIT Group, Inc.	4,083
7,635	Citigroup, Inc.	144,989
56	City National Corp./CA	2,771
28	CME Group, Inc.	9,391
38	CNA Financial Corp.	1,066
211	Comerica, Inc.	5,927
83	Commerce Bancshares, Inc./MO	3,735
259	Conseco, Inc.*	2,323
82	Cullen/Frost Bankers, Inc.	4,566
168	Developers Diversified Realty Corp. (REIT)	5,630
32	Digital Realty Trust, Inc. (REIT)	1,468
672	Discover Financial Services	11,054
170	Douglas Emmett, Inc. (REIT)	4,024

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
206	Duke Realty Corp. (REIT)	$5,156
485	E*Trade Financial Corp.*	1,552
73	Endurance Specialty Holdings Ltd.	2,381
379	Equity Residential (REIT)	15,994
41	Erie Indemnity Co., Class A	1,896
28	Essex Property Trust, Inc. (REIT)	3,286
87	Everest Re Group Ltd.	7,145
1,493	Fannie Mae	10,212
58	Federal Realty Investment Trust (REIT)	4,401
300	Fidelity National Financial, Inc., Class A	4,209
705	Fifth Third Bancorp	11,125
130	First American Corp.	3,285
8	First Citizens BancShares, Inc./NC, Class A	1,187
275	First Horizon National Corp.	3,088
101	Franklin Resources, Inc.	10,554
75	Freddie Mac	338
244	Fulton Financial Corp.	2,601
150	General Growth Properties, Inc. (REIT)	3,889
607	Genworth Financial, Inc., Class A	9,742
494	Goldman Sachs Group, Inc. (The)	81,001
72	Hanover Insurance Group, Inc. (The)	3,401
441	Hartford Financial Services Group, Inc.	27,818
162	HCC Insurance Holdings, Inc.	4,079
311	HCP, Inc. (REIT)	11,264
118	Health Care REIT, Inc. (REIT)	6,121
132	Hospitality Properties Trust (REIT)	2,994
732	Host Hotels & Resorts, Inc. (REIT)	10,468
316	HRPT Properties Trust (REIT)	2,395
475	Hudson City Bancorp, Inc.	8,759
514	Huntington Bancshares, Inc./OH	3,762
475	Invesco Ltd.	12,174
5	Investment Technology Group, Inc.*	160
189	iStar Financial, Inc. (REIT)	1,057
16	Janus Capital Group, Inc.	432
176	Jefferies Group, Inc.	3,381
45	Jones Lang LaSalle, Inc.	2,241
4,842	JPMorgan Chase & Co.	186,369
690	Keycorp	8,287
42	Kilroy Realty Corp. (REIT)	2,102
302	Kimco Realty Corp. (REIT)	11,216
195	Legg Mason, Inc.	8,683
974	Lehman Brothers Holdings, Inc.	15,672
249	Leucadia National Corp.	11,526
130	Liberty Property Trust (REIT)	4,909
364	Lincoln National Corp.	18,477
440	Loews Corp.	19,109
92	M&T Bank Corp.	6,563
92	Mack-Cali Realty Corp. (REIT)	3,719
14	Markel Corp.*	5,180
717	Marsh & McLennan Cos., Inc.	22,894
364	Marshall & Ilsley Corp.	5,606
300	MBIA, Inc.	4,866
37	Mercury General Corp.	1,885
2,144	Merrill Lynch & Co., Inc.	60,782
634	MetLife, Inc.	34,363
74	MF Global Ltd.*	545
175	MGIC Investment Corp.	1,472
276	Moody’s Corp.	11,222
1,461	Morgan Stanley	59,653
86	Nasdaq OMX Group (The)*	2,811
1,067	National City Corp.	5,378
65	Nationwide Financial Services	3,344
123	Nationwide Health Properties, Inc. (REIT)	4,234
481	New York Community Bancorp, Inc.	7,932
30	Northern Trust Corp.	2,412
148	NYSE Euronext	6,007
323	Old Republic International Corp.	3,530
34	OneBeacon Insurance Group Ltd.	728
76	PartnerRe Ltd.	5,237
485	People’s United Financial, Inc.	8,691
52	Philadelphia Consolidated Holding Co.*	3,106
162	Plum Creek Timber Co., Inc. (REIT)	8,038
485	PNC Financial Services Group, Inc.	34,896
394	Popular, Inc.	3,211
363	Principal Financial Group, Inc.	16,622
950	Progressive Corp. (The)	17,546
368	Prologis (REIT)	15,846
98	Protective Life Corp.	3,556
504	Prudential Financial, Inc.	37,150
177	Public Storage (REIT)	15,633
134	Raymond James Financial, Inc.	4,131
96	Rayonier, Inc. (REIT)	4,319
98	Regency Centers Corp. (REIT)	6,073
974	Regions Financial Corp.	9,029
42	Reinsurance Group of America, Inc.	2,023
86	RenaissanceRe Holdings Ltd.	4,361
126	Safeco Corp.	8,518
82	SL Green Realty Corp. (REIT)	7,052
75	SLM Corp.*	1,238
622	Sovereign Bancorp, Inc.	6,009
21	St. Joe Co. (The)	783
69	StanCorp Financial Group, Inc.	3,382
440	State Street Corp.	29,775
6	Student Loan Corp.(The)	707
496	SunTrust Banks, Inc.	20,777
394	Synovus Financial Corp.	3,625
177	TCF Financial Corp.	2,788
146	TFS Financial Corp.	1,784
126	Torchmark Corp.	7,527
29	Transatlantic Holdings, Inc.	1,743
848	Travelers Cos., Inc. (The)	37,448
8	Tree.com, Inc.*	65
2,441	U.S. Bancorp	77,770
180	UDR, Inc. (REIT)	4,460
67	UnionBanCal Corp.	4,937
58	Unitrin, Inc.	1,481
486	Unum Group	12,349
188	Valley National Bancorp	3,762
152	Ventas, Inc. (REIT)	6,904
191	Vornado Realty Trust (REIT)	18,997
3,029	Wachovia Corp.	48,131
123	Washington Federal, Inc.	2,119
2,383	Washington Mutual, Inc.	9,651
74	Webster Financial Corp.	1,578
104	Weingarten Realty Investors (REIT)	3,437
4,632	Wells Fargo & Co.	140,211
2	Wesco Financial Corp.	742
12	White Mountains Insurance Group Ltd.	5,675
90	Whitney Holding Corp.	1,949
94	Wilmington Trust Corp.	2,206
191	WR Berkley Corp.	4,500
464	XL Capital Ltd., Class A	9,326
151	Zions Bancorporation	4,053
		2,331,447
	Health Care — 10.7%

10	Advanced Medical Optics, Inc.*	216
243	Aetna, Inc.	10,483
198	AmerisourceBergen Corp.	8,120
1,527	Amgen, Inc.*	95,972
4	APP Pharmaceuticals, Inc.*	95

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
107	Barr Pharmaceuticals, Inc.*	$7,227
17	Beckman Coulter, Inc.	1,255
1,962	Boston Scientific Corp.*	24,643
242	Bristol-Myers Squibb Co.	5,164
50	Brookdale Senior Living, Inc.	1,102
126	Cardinal Health, Inc.	6,927
52	Charles River Laboratories International, Inc.*	3,412
339	Cigna Corp.	14,197
105	Community Health Systems, Inc.*	3,624
63	Cooper Cos, Inc. (The)	2,320
169	Coventry Health Care, Inc.*	5,918
701	Covidien Ltd.	37,903
25	DaVita, Inc.*	1,435
1,268	Eli Lilly & Co.	59,152
16	Endo Pharmaceuticals Holdings, Inc.*	364
390	Forest Laboratories, Inc.*	13,919
115	Health Management Associates, Inc., Class A*	668
142	Health Net, Inc.*	3,926
9	Henry Schein, Inc.*	526
76	Hill-Rom Holdings, Inc.	2,275
184	HLTH Corp.*	2,291
179	Hologic, Inc.*	3,798
191	Hospira, Inc.*	7,709
103	Humana, Inc.*	4,779
35	ImClone Systems, Inc.*	2,254
199	IMS Health, Inc.	4,422
54	Inverness Medical Innovations, Inc.*	1,918
86	Invitrogen Corp.*	3,652
2,913	Johnson & Johnson	205,163
346	King Pharmaceuticals, Inc.*	3,958
76	LifePoint Hospitals, Inc.*	2,564
9	Lincare Holdings, Inc.*	297
110	McKesson Corp.	6,356
2,149	Merck & Co., Inc.	76,655
348	Mylan, Inc.*	4,486
139	Omnicare, Inc.	4,483
10	Pediatrix Medical Group, Inc.*	569
92	PerkinElmer, Inc.	2,614
9,488	Pfizer, Inc.	181,316
40	Quest Diagnostics, Inc.	2,162
292	Tenet Healthcare Corp.*	1,761
387	Thermo Fisher Scientific, Inc.*	23,437
1,087	UnitedHealth Group, Inc.	33,099
66	Universal Health Services, Inc., Class B	4,077
74	Watson Pharmaceuticals, Inc.*	2,243
666	WellPoint, Inc.*	35,158
1,870	Wyeth	80,934
106	Zimmer Holdings, Inc.*	7,673
		1,020,671
	Industrials — 9.1%

15	Aecom Technology Corp.*	479
35	AGCO Corp.*	2,157
58	Alexander & Baldwin, Inc.	2,594
26	Alliant Techsystems, Inc.*	2,736
534	Allied Waste Industries, Inc.*	7,177
174	AMR Corp.*	1,797
28	Armstrong World Industries, Inc.	1,045
149	Avery Dennison Corp.	7,188
142	Avis Budget Group, Inc.*	1,082
10	BE Aerospace, Inc.*	239
76	Carlisle Cos., Inc.	2,462
185	Cintas Corp.	5,698
154	Continental Airlines, Inc., Class B*	2,502
53	Con-way, Inc.	2,602
58	Cooper Industries Ltd., Class A	2,763
11	Copa Holdings SA, Class A	420
20	Corrections Corp. of America*	532
71	Crane Co.	2,607
107	Danaher Corp.	8,728
204	Delta Air Lines, Inc.*	1,659
33	Dover Corp.	1,630
58	DRS Technologies, Inc.	4,618
23	Dun & Bradstreet Corp.	2,115
127	Eaton Corp.	9,294
85	Equifax, Inc.	3,003
435	FedEx Corp.	36,027
44	Flowserve Corp.	5,813
74	Gardner Denver, Inc.*	3,340
61	GATX Corp.	2,674
559	General Dynamics Corp.	51,596
13,979	General Electric Co.	392,810
428	Hertz Global Holdings, Inc.*	4,070
44	Hubbell, Inc., Class B	1,914
13	IDEX Corp.	482
624	Illinois Tool Works, Inc.	30,957
363	Ingersoll-Rand Co., Ltd., Class A	13,406
62	ITT Corp.	3,952
23	Kansas City Southern*	1,183
45	KBR, Inc.	1,105
85	Kennametal, Inc.	2,995
39	L-3 Communications Holdings, Inc.	4,054
19	Lincoln Electric Holdings, Inc.	1,535
103	Manpower, Inc.	4,950
507	Masco Corp.	9,663
375	Norfolk Southern Corp.	27,574
357	Northrop Grumman Corp.	24,579
342	Northwest Airlines Corp.*	3,345
32	Oshkosh Corp.	493
107	Owens Corning, Inc.*	2,588
139	Pentair, Inc.	5,108
28	Pitney Bowes, Inc.	956
53	Quanta Services, Inc.*	1,693
298	R.R. Donnelley & Sons Co.	8,308
378	Raytheon Co.	22,676
16	Republic Services, Inc.	526
54	Ryder System, Inc.	3,484
1,026	Southwest Airlines Co.	15,626
147	Spirit Aerosystems Holdings, Inc., Class A*	3,352
87	Steelcase, Inc., Class A	966
56	Teleflex, Inc.	3,616
142	Terex Corp.*	7,141
82	Thomas & Betts Corp.*	3,779
110	Timken Co.	3,555
114	Trinity Industries, Inc.	4,102
325	Tyco International Ltd.	13,936
83	United Rentals, Inc.*	1,344
587	United Technologies Corp.	38,501
97	URS Corp.*	4,652
42	USG Corp.*	1,166
13	UTi Worldwide, Inc.	261
493	Waste Management, Inc.	17,344
16	WESCO International, Inc.*	615
		870,939
	Information Technology — 3.0%

165	ADC Telecommunications, Inc.*	1,691
744	Advanced Micro Devices, Inc.*	4,680
91	Affiliated Computer Services, Inc., Class A*	4,845
159	Amdocs Ltd.*	4,800

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
160	Arrow Electronics, Inc.*	$5,310
226	Atmel Corp.*	947
119	Avnet, Inc.*	3,493
64	AVX Corp.	735
453	Brocade Communications Systems, Inc.*	3,361
290	CA, Inc.	6,934
362	Cadence Design Systems, Inc.*	2,892
212	Computer Sciences Corp.*	9,970
152	Compuware Corp.*	1,737
173	Convergys Corp.*	2,552
74	Cree, Inc.*	1,725
15	Diebold, Inc.	595
12	DST Systems, Inc.*	741
55	EchoStar Corp., Class A*	1,724
876	EMC Corp.*	13,385
175	Fairchild Semiconductor International, Inc.*	2,195
212	Fidelity National Information Services, Inc.	4,632
5	Genpact Ltd.*	71
114	IAC/InterActiveCorp*	1,884
236	Ingram Micro, Inc., Class A*	4,463
132	Integrated Device Technology, Inc.*	1,398
1,093	Intel Corp.	24,997
79	International Rectifier Corp.*	1,651
114	Intersil Corp., Class A	2,671
152	Jabil Circuit, Inc.	2,563
146	JDS Uniphase Corp.*	1,483
15	Kla-Tencor Corp.	556
15	Lam Research Corp.*	551
106	Lender Processing Services, Inc.*	3,530
123	Lexmark International, Inc., Class A*	4,424
216	LSI Corp.*	1,436
22	McAfee, Inc.*	870
934	Micron Technology, Inc.*	3,960
136	Molex, Inc.	3,280
3,163	Motorola, Inc.	29,795
23	NCR Corp.*	609
272	Novell, Inc.*	1,749
98	Novellus Systems, Inc.*	2,222
186	QLogic Corp.*	3,475
215	SAIC, Inc.*	4,311
253	SanDisk Corp.*	3,658
351	Seagate Technology	5,233
1,096	Sun Microsystems, Inc.*	9,864
1,178	Symantec Corp.*	26,281
199	Synopsys, Inc.*	4,285
64	Tech Data Corp.*	2,185
557	Tellabs, Inc.*	2,902
129	Teradata Corp.*	3,170
90	Teradyne, Inc.*	840
670	Tyco Electronics Ltd.	22,050
224	Unisys Corp.*	916
261	Vishay Intertechnology, Inc.*	2,320
1,261	Xerox Corp.	17,566
6	Zebra Technologies Corp., Class A*	187
		282,350
	Materials — 3.7%

255	Alcoa, Inc.	8,193
78	Aptargroup, Inc.	3,150
88	Ashland, Inc.	3,602
117	Ball Corp.	5,373
140	Bemis Co., Inc.	3,909
90	Cabot Corp.	2,490
58	Carpenter Technology Corp.	2,251
28	Celanese Corp., Class A	1,080
25	Century Aluminum Co.*	1,219
312	Chemtura Corp.	2,056
160	Commercial Metals Co.	4,165
67	Cytec Industries, Inc.	3,404
689	Domtar Corp.*	3,934
1,305	Dow Chemical Co. (The)	44,540
7	Eagle Materials, Inc.	214
107	Eastman Chemical Co.	6,454
1,263	EI Du Pont de Nemours & Co.	56,128
64	FMC Corp.	4,707
537	Freeport-McMoRan Copper & Gold, Inc.	47,965
203	Huntsman Corp.	2,649
600	International Paper Co.	16,230
21	Intrepid Potash, Inc.*	994
96	Lubrizol Corp.	5,087
4	Martin Marietta Materials, Inc.	452
244	MeadWestvaco Corp.	6,461
14	Nalco Holding Co.	320
349	Nucor Corp.	18,322
167	Owens-Illinois, Inc.*	7,448
112	Packaging Corp. of America	2,884
183	Pactiv Corp.*	4,917
205	PPG Industries, Inc.	12,886
88	Reliance Steel & Aluminum Co.	5,017
29	Rohm & Haas Co.	2,176
181	RPM International, Inc.	3,910
26	Schnitzer Steel Industries, Inc., Class A	1,779
13	Scotts Miracle-Gro Co. (The), Class A	348
225	Sealed Air Corp.	5,452
86	Sigma-Aldrich Corp.	4,881
359	Smurfit-Stone Container Corp.*	1,813
140	Sonoco Products Co.	4,838
182	Steel Dynamics, Inc.	4,519
149	Temple-Inland, Inc.	2,490
98	Titanium Metals Corp.	1,412
9	United States Steel Corp.	1,198
5	Valhi, Inc.	92
141	Valspar Corp.	3,336
153	Vulcan Materials Co.	11,450
296	Weyerhaeuser Co.	16,425
		354,620
	Telecommunication Services — 5.1%

8,332	AT&T, Inc.	266,541
148	CenturyTel, Inc.	5,717
10	Clearwire Corp., Class A*	98
314	Crown Castle International Corp.*	11,744
103	Embarq Corp.	4,857
354	Frontier Communications Corp.	4,450
67	Leap Wireless International, Inc.*	2,992
1,061	Qwest Communications International, Inc.	4,011
3,894	Sprint Nextel Corp.	33,956
84	Telephone & Data Systems, Inc.	3,226
14	U.S. Cellular Corp.*	732
3,998	Verizon Communications, Inc.	140,410
315	Windstream Corp.	3,912
		482,646
	Utilities — 5.6%

107	AGL Resources, Inc.	3,537
155	Alliant Energy Corp.	5,417
294	Ameren Corp.	12,307
563	American Electric Power Co., Inc.	21,979
89	American Water Works Co., Inc.	2,043

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
187	Aqua America, Inc.	$3,420
126	Atmos Energy Corp.	3,470
169	Centerpoint Energy, Inc.	2,684
316	CMS Energy Corp.	4,288
382	Consolidated Edison, Inc.	15,624
21	Constellation Energy Group, Inc.	1,401
811	Dominion Resources, Inc.	35,303
147	DPL, Inc.	3,649
229	DTE Energy Co.	9,655
1,774	Duke Energy Corp.	30,939
694	Dynegy, Inc., Class A*	4,136
457	Edison International	20,985
82	Energen Corp.	4,579
222	Energy East Corp.	6,038
78	Entergy Corp.	8,064
460	Exelon Corp.	34,942
428	FirstEnergy Corp.	31,090
572	FPL Group, Inc.	34,354
166	Great Plains Energy, Inc.	3,893
118	Hawaiian Electric Industries, Inc.	3,121
107	Integrys Energy Group, Inc.	5,593
256	MDU Resources Group, Inc.	8,458
94	Mirant Corp.*	2,780
114	National Fuel Gas Co.	5,393
385	NiSource, Inc.	6,345
218	Northeast Utilities	5,862
206	NRG Energy, Inc.*	7,754
150	NSTAR	5,076
129	OGE Energy Corp.	4,347
146	Oneok, Inc.	6,382
282	Pepco Holdings, Inc.	7,149
501	PG&E Corp.	20,706
141	Pinnacle West Capital Corp.	4,962
366	Progress Energy, Inc.	15,987
182	Puget Energy, Inc.	5,078
151	Questar Corp.	7,835
485	Reliant Energy, Inc.*	8,260
164	SCANA Corp.	6,429
351	Sempra Energy	20,330
241	Sierra Pacific Resources	2,709
1,076	Southern Co.	40,361
296	TECO Energy, Inc.	5,281
150	UGI Corp.	4,125
114	Vectren Corp.	3,162
164	Wisconsin Energy Corp.	7,670
604	Xcel Energy, Inc.	12,388
		537,340
	Total Common Stock (Cost $9,857,588)	8,761,821

No. of Rights
Rights — 0.0%
41	Guaranty Financial Group, Inc., expiring 10/24/08 at $115.00*	—
30	Reinsurance Group of America, Inc., expiring 09/13/11 at $200.00*	—
10	Republic Services, Inc., expiring 07/27/09 at $125.00*	—
	Total Rights (Cost $—)	—

Principal Amount
	Repurchase Agreements — 8.9%
$337,165	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $337,244(b)	337,165
148,788	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $148,823(c)	148,788
100,646	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $100,670(d)	100,646
4,043	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $4,044(e)	4,043
181,163	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $181,205(f)	181,163
75,485	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $75,502(g)	75,485
	Total Repurchase Agreements (Cost $847,290)	847,290
	Total Investments (Cost $10,704,878) — 100.8%	9,609,111
	Liabilities in excess of other assets — (0.8)%	(74,590)
	Net Assets — 100.0%	$9,534,521

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $343,908. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $151,764. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $102,659. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $4,124. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $184,786. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $76,994. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,066
Aggregate gross unrealized depreciation	(1,579,431)
Net unrealized depreciation	$(1,324,365)
Federal income tax cost of investments	$10,933,476

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 1000® Value Index	09/08/08	$10,400,456	$(71,226)

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of  Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 92.3%
	Consumer Discretionary — 8.6%

300	Abercrombie & Fitch Co., Class A	$15,735
330	Advance Auto Parts, Inc.	14,203
1,091	Amazon.Com, Inc.*	88,164
419	American Eagle Outfitters, Inc.	6,306
75	AnnTaylor Stores Corp.*	1,821
442	Apollo Group, Inc., Class A*	28,147
143	Autozone, Inc.*	19,624
739	Bed Bath & Beyond, Inc.*	22,658
1,157	Best Buy Co., Inc.	51,799
282	Big Lots, Inc.*	8,339
351	BorgWarner, Inc.	14,514
24	Boyd Gaming Corp.	293
351	Brinker International, Inc.	6,641
278	Burger King Holdings, Inc.	6,900
758	Carmax, Inc.*	11,218
308	Carnival Corp.	11,414
125	Central European Media Enterprises Ltd., Class A*	9,739
114	Chipotle Mexican Grill, Inc., Class A*	7,902
36	Choice Hotels International, Inc.	972
110	Clear Channel Outdoor Holdings, Inc., Class A*	1,845
1,183	Coach, Inc.*	34,295
2,838	Comcast Corp., Class A	60,109
182	CTC Media, Inc.*	3,531
485	Darden Restaurants, Inc.	14,206
212	DeVry, Inc.	10,935
293	Dick’s Sporting Goods, Inc.*	6,707
2,065	DIRECTV Group, Inc. (The)*	58,254
707	DISH Network Corp., Class A*	19,944
312	Dollar Tree, Inc.*	11,968
277	DreamWorks Animation SKG, Inc., Class A*	8,831
38	Family Dollar Stores, Inc.	947
566	GameStop Corp., Class A*	24,830
833	Gap, Inc. (The)	16,202
444	Garmin Ltd.*	15,433
495	Gentex Corp.	7,885
536	Goodyear Tire & Rubber Co. (The)*	10,511
209	Guess?, Inc.	7,789
1,128	H&R Block, Inc.	28,809
326	Hanesbrands, Inc.*	7,772
728	Harley-Davidson, Inc.	28,960
150	Harman International Industries, Inc.	5,104
179	Hasbro, Inc.	6,695
216	Hillenbrand, Inc.	5,136
17	HSN, Inc.*	243
1,073	International Game Technology	22,994
1,400	Interpublic Group of Cos., Inc.*	13,160
17	Interval Leisure Group, Inc.*	216
135	ITT Educational Services, Inc.*	12,003
140	John Wiley & Sons, Inc., Class A	6,661
313	Johnson Controls, Inc.	9,678
816	Kohl’s Corp.*	40,123
267	Lamar Advertising Co., Class A*	9,919
366	Las Vegas Sands Corp.*	17,352
543	Liberty Global, Inc., Class A*	19,103
1,791	Liberty Media Corp. - Entertainment, Class A*	49,772
469	LKQ Corp.*	8,784
253	Lowe’s Cos., Inc.	6,234
646	Ltd Brands, Inc.	13,437
1,024	Marriott International, Inc., Class A	28,887
3,563	McDonald’s Corp.	220,906
555	McGraw-Hill Cos., Inc. (The)	23,776
405	MGM Mirage*	14,252
56	Morningstar, Inc.*	3,657
3,211	News Corp., Class A	45,468
1,226	Nike, Inc., Class B	74,308
631	Nordstrom, Inc.	19,624
1	NVR, Inc.*	598
1,027	Omnicom Group, Inc.	43,535
169	O’Reilly Automotive, Inc.*	4,921
125	Orient-Express Hotels Ltd., Class A	4,487
92	Panera Bread Co., Class A*	4,944
257	Penn National Gaming, Inc.*	8,692
441	PetSmart, Inc.	11,894
156	Phillips-Van Heusen Corp.	5,937
194	Polo Ralph Lauren Corp.	14,721
133	priceline.com, Inc.*	12,366
171	Pulte Homes, Inc.	2,481
462	Ross Stores, Inc.	18,577
224	Scientific Games Corp., Class A*	6,745
349	Sherwin-Williams Co. (The)	20,434
10,290	Sirius XM Radio, Inc.*	13,686
2,068	Staples, Inc.	50,046
2,523	Starbucks Corp.*	39,258
647	Starwood Hotels & Resorts Worldwide, Inc.	23,454
49	Strayer Education, Inc.	10,282
2,531	Target Corp.	134,194
36	Thor Industries, Inc.	827
17	Ticketmaster*	356
437	Tiffany & Co.	19,302
640	Tim Hortons, Inc.	20,134
268	Time Warner Cable, Inc., Class A*	7,169
1,377	Time Warner, Inc.	22,541
1,472	TJX Cos., Inc.	53,345
394	Urban Outfitters, Inc.*	14,034
1,820	Viacom, Inc., Class B*	53,654
227	WABCO Holdings, Inc.	9,943
766	Walt Disney Co. (The)	24,780
49	Warner Music Group Corp.	420
106	Weight Watchers International, Inc.	4,198
272	Wendy’s International, Inc.	6,601
50	Williams-Sonoma, Inc.	884
198	Wynn Resorts Ltd.	18,893
1,642	Yum! Brands, Inc.	58,587
		2,130,564
	Consumer Staples — 11.4%

39	Alberto-Culver Co.	1,020
5,429	Altria Group, Inc.	114,172
1,364	Anheuser-Busch Cos, Inc.	92,561
1,479	Avon Products, Inc.	63,346
210	Bare Escentuals, Inc.*	2,612
213	Brown-Forman Corp., Class B	15,338
377	Campbell Soup Co.	13,877
141	Central European Distribution Corp.*	8,134
230	Church & Dwight Co., Inc.	14,375
148	Clorox Co.	8,747
5,676	Coca-Cola Co. (The)	295,549
1,760	Colgate-Palmolive Co.	133,813
1,502	Costco Wholesale Corp.	100,724
2,675	CVS/Caremark Corp.	97,905
366	Dean Foods Co.*	9,212
199	Energizer Holdings, Inc.*	16,903
339	Estee Lauder Cos., Inc. (The), Class A	16,872
99	General Mills, Inc.	6,552
251	Hansen Natural Corp.*	6,898

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
226	Herbalife Ltd.	$10,645
268	Hershey Co. (The)	9,672
606	HJ Heinz Co.	30,494
495	Kellogg Co.	26,948
596	Kimberly-Clark Corp.	36,761
1,012	Kroger Co. (The)	27,951
316	Lorillard, Inc.	22,828
146	McCormick & Co., Inc. (Non-Voting)	5,906
91	NBTY, Inc.*	3,025
5,167	PepsiCo, Inc.	353,836
7,310	Philip Morris International, Inc.	392,547
3,926	Procter & Gamble Co.	273,917
2,082	SYSCO Corp.	66,270
107	Tyson Foods, Inc., Class A	1,554
3,172	Walgreen Co.	115,556
6,275	Wal-Mart Stores, Inc.	370,664
486	Whole Foods Market, Inc.	8,899
707	Wm. Wrigley Jr. Co.	56,192
		2,832,275
	Energy — 10.3%

244	Alpha Natural Resources, Inc.*	24,180
500	Arch Coal, Inc.	27,120
194	Atwood Oceanics, Inc.*	7,888
1,068	Baker Hughes, Inc.	85,451
163	Cabot Oil & Gas Corp.	7,244
751	Cameron International Corp.*	34,989
801	Chesapeake Energy Corp.	38,768
96	CNX Gas Corp.*	2,913
633	CONSOL Energy, Inc.	42,860
103	Continental Resources, Inc.*	5,168
853	Denbury Resources, Inc.*	21,231
238	Diamond Offshore Drilling, Inc.	26,159
298	Dresser-Rand Group, Inc.*	12,087
521	El Paso Corp.	8,732
47	Encore Acquisition Co.*	2,423
467	ENSCO International, Inc.	31,653
647	EOG Resources, Inc.	67,560
3,388	Exxon Mobil Corp.	271,074
444	FMC Technologies, Inc.*	23,781
157	Foundation Coal Holdings, Inc.	9,287
360	Frontier Oil Corp.	6,973
169	Frontline Ltd.	10,209
255	Global Industries Ltd.*	2,466
3,023	Halliburton Co.	132,831
27	Helix Energy Solutions Group, Inc.*	831
975	Hess Corp.	102,092
148	Holly Corp.	4,736
150	IHS, Inc., Class A*	9,624
73	Key Energy Services, Inc.*	1,226
222	Mariner Energy, Inc.*	6,458
279	Massey Energy Co.	18,403
658	Murphy Oil Corp.	51,673
138	Nabors Industries Ltd.*	4,913
1,439	National Oilwell Varco, Inc.*	106,097
931	Noble Corp.	46,820
38	Noble Energy, Inc.	2,726
2,844	Occidental Petroleum Corp.	225,700
191	Oceaneering International, Inc.*	11,920
114	Oil States International, Inc.*	6,342
268	Patriot Coal Corp.*	16,069
331	Patterson-UTI Energy, Inc.	9,407
941	Peabody Energy Corp.	59,236
820	PetroHawk Energy Corp.*	28,380
340	Plains Exploration & Production Co.*	18,326
417	Pride International, Inc.*	16,017
359	Quicksilver Resources, Inc.*	8,684
535	Range Resources Corp.	24,835
137	Rowan Cos., Inc.	5,061
361	SandRidge Energy, Inc.*	12,635
4,135	Schlumberger Ltd.	389,600
8	SEACOR Holdings, Inc.*	705
748	Smith International, Inc.	52,136
1,185	Southwestern Energy Co.*	45,468
88	St. Mary Land & Exploration Co.	3,715
241	Sunoco, Inc.	10,696
280	Superior Energy Services, Inc.*	13,171
139	Tesoro Corp.	2,578
259	Tetra Technologies, Inc.*	5,734
9	Tidewater, Inc.	546
1,105	Transocean, Inc.*	140,556
125	Unit Corp.*	8,466
105	W&T Offshore, Inc.	3,692
193	Walter Industries, Inc.	18,103
2,355	Weatherford International Ltd.*	90,856
147	Whiting Petroleum Corp.*	14,147
2,025	Williams Cos., Inc.	62,552
209	XTO Energy, Inc.	10,536
		2,574,515
	Financials — 3.9%

142	Affiliated Managers Group, Inc.*	13,521
1,647	Aflac, Inc.	93,385
2,927	American Express Co.	116,143
96	Apartment Investment & Management Co., Class A (REIT)	3,402
120	Axis Capital Holdings Ltd.	4,012
44	BlackRock, Inc.	9,559
95	Brown & Brown, Inc.	1,930
117	Camden Property Trust (REIT)	5,711
27	Capitol Federal Financial	1,180
207	CB Richard Ellis Group, Inc., Class A*	2,705
3,238	Charles Schwab Corp. (The)	77,680
164	CME Group, Inc.	55,002
170	Digital Realty Trust, Inc. (REIT)	7,798
258	E*Trade Financial Corp.*	826
355	Eaton Vance Corp.	12,677
9	Erie Indemnity Co., Class A	416
19	Essex Property Trust, Inc. (REIT)	2,230
60	Federal Realty Investment Trust (REIT)	4,553
302	Federated Investors, Inc., Class B	10,099
257	Forest City Enterprises, Inc., Class A	7,391
284	Franklin Resources, Inc.	29,678
2,055	Freddie Mac	9,268
414	General Growth Properties, Inc. (REIT)	10,735
170	GLG Partners, Inc.	1,409
145	Goldman Sachs Group, Inc. (The)	23,776
103	HCP, Inc. (REIT)	3,731
37	Health Care REIT, Inc. (REIT)	1,919
624	Hudson City Bancorp, Inc.	11,507
245	IntercontinentalExchange, Inc.*	21,567
169	Invesco Ltd.	4,331
139	Investment Technology Group, Inc.*	4,448
525	Janus Capital Group, Inc.	14,159
10	Kilroy Realty Corp. (REIT)	500
238	Lazard Ltd., Class A	10,089
259	Macerich Co. (The) (REIT)	16,040
156	MF Global Ltd.*	1,150
226	Morgan Stanley	9,228

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
153	MSCI, Inc., Class A*	$4,567
255	Nasdaq OMX Group (The)*	8,336
31	Nationwide Health Properties, Inc. (REIT)	1,067
689	Northern Trust Corp.	55,389
553	NYSE Euronext	22,446
69	Philadelphia Consolidated Holding Co.*	4,121
193	Plum Creek Timber Co., Inc. (REIT)	9,577
259	Prudential Financial, Inc.	19,091
33	Rayonier, Inc. (REIT)	1,485
467	SEI Investments Co.	11,031
779	Simon Property Group, Inc. (REIT)	73,912
1,434	SLM Corp.*	23,675
269	St. Joe Co. (The)	10,026
390	State Street Corp.	26,391
900	T. Rowe Price Group, Inc.	53,424
183	Taubman Centers, Inc. (REIT)	8,883
843	TD Ameritrade Holding Corp.*	17,222
22	Transatlantic Holdings, Inc.	1,322
4	Tree.com, Inc.*	29
79	Ventas, Inc. (REIT)	3,588
300	Waddell & Reed Financial, Inc., Class A	9,660
25	WR Berkley Corp.	589
		969,586
	Health Care — 12.3%

5,349	Abbott Laboratories	307,193
24	Abraxis Bioscience, Inc.*	1,764
154	Advanced Medical Optics, Inc.*	3,331
1,080	Aetna, Inc.	46,591
1,057	Allergan, Inc.	59,055
68	AmerisourceBergen Corp.	2,789
475	Amylin Pharmaceuticals, Inc.*	10,440
86	APP Pharmaceuticals, Inc.*	2,036
585	Applied Biosystems, Inc.	21,347
111	Barr Pharmaceuticals, Inc.*	7,497
2,174	Baxter International, Inc.	147,310
176	Beckman Coulter, Inc.	12,992
846	Becton Dickinson & Co.	73,923
1,006	Biogen Idec, Inc.*	51,236
342	BioMarin Pharmaceutical, Inc.*	10,308
337	Boston Scientific Corp.*	4,233
6,264	Bristol-Myers Squibb Co.	133,674
925	Cardinal Health, Inc.	50,856
1,511	Celgene Corp.*	104,712
235	Cephalon, Inc.*	18,006
234	Cerner Corp.*	10,776
107	Charles River Laboratories International, Inc.*	7,020
135	Cigna Corp.	5,654
75	Community Health Systems, Inc.*	2,588
218	Covance, Inc.*	20,566
107	Coventry Health Care, Inc.*	3,747
344	CR Bard, Inc.	32,147
302	DaVita, Inc.*	17,332
516	Dentsply International, Inc.	20,222
190	Edwards Lifesciences Corp.*	11,250
329	Eli Lilly & Co.	15,348
378	Endo Pharmaceuticals Holdings, Inc.*	8,588
729	Express Scripts, Inc.*	53,516
92	Forest Laboratories, Inc.*	3,283
1,610	Genentech, Inc.*	158,987
187	Gen-Probe, Inc.*	11,173
926	Genzyme Corp.*	72,506
3,197	Gilead Sciences, Inc.*	168,418
558	Health Management Associates, Inc., Class A*	3,242
20	Health Net, Inc.*	553
290	Henry Schein, Inc.*	16,959
29	Hill-Rom Holdings, Inc.	868
183	HLTH Corp.*	2,278
443	Hologic, Inc.*	9,400
79	Hospira, Inc.*	3,188
333	Humana, Inc.*	15,451
209	Idexx Laboratories, Inc.*	11,767
213	Illumina, Inc.*	18,346
123	ImClone Systems, Inc.*	7,921
137	IMS Health, Inc.	3,044
134	Intuitive Surgical, Inc.*	39,566
136	Inverness Medical Innovations, Inc.*	4,831
97	Invitrogen Corp.*	4,119
2,569	Johnson & Johnson	180,935
196	Kinetic Concepts, Inc.*	6,891
386	Laboratory Corp. of America Holdings*	28,236
231	Lincare Holdings, Inc.*	7,623
690	McKesson Corp.	39,868
1,756	Medco Health Solutions, Inc.*	82,269
3,892	Medtronic, Inc.	212,503
2,128	Merck & Co., Inc.	75,906
191	Millipore Corp.*	14,327
194	Mylan, Inc.*	2,501
27	Omnicare, Inc.	871
421	Patterson Cos., Inc.*	13,699
140	Pediatrix Medical Group, Inc.*	7,973
183	PerkinElmer, Inc.	5,199
270	Perrigo Co.	9,447
370	Pharmaceutical Product Development, Inc.	15,096
450	Quest Diagnostics, Inc.	24,323
268	Resmed, Inc.*	12,542
5,620	Schering-Plough Corp.	109,028
374	Sepracor, Inc.*	6,882
1,177	St. Jude Medical, Inc.*	53,942
1,066	Stryker Corp.	71,625
134	Techne Corp.*	10,341
940	Tenet Healthcare Corp.*	5,668
493	Thermo Fisher Scientific, Inc.*	29,856
1,571	UnitedHealth Group, Inc.	47,837
435	Varian Medical Systems, Inc.*	27,475
292	VCA Antech, Inc.*	8,976
487	Vertex Pharmaceuticals, Inc.*	13,081
318	Warner Chilcott Ltd., Class A*	5,088
347	Waters Corp.*	23,683
179	Watson Pharmaceuticals, Inc.*	5,425
145	WellCare Health Plans, Inc.*	6,055
177	WellPoint, Inc.*	9,344
539	Zimmer Holdings, Inc.*	39,018
		3,047,480
	Industrials — 12.5%

2,441	3M Co.	174,776
314	Aecom Technology Corp.*	10,035
231	AGCO Corp.*	14,236
50	Alliant Techsystems, Inc.*	5,261
370	Ametek, Inc.	17,960
435	AMR Corp.*	4,493
320	BE Aerospace, Inc.*	7,664
2,604	Boeing Co.	170,718
141	Brink’s Co. (The)	9,839
259	Bucyrus International, Inc.	18,091

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
975	Burlington Northern Santa Fe Corp.	$104,715
23	Carlisle Cos., Inc.	745
2,132	Caterpillar, Inc.	150,796
591	CH Robinson Worldwide, Inc.	30,797
213	ChoicePoint, Inc.*	10,365
26	Con-way, Inc.	1,277
459	Cooper Industries Ltd., Class A	21,867
76	Copa Holdings SA, Class A	2,902
232	Copart, Inc.*	10,210
118	Corporate Executive Board Co. (The)	4,295
384	Corrections Corp. of America*	10,214
418	Covanta Holding Corp.*	11,629
1,403	CSX Corp.	90,746
704	Cummins, Inc.	45,873
621	Danaher Corp.	50,655
1,494	Deere & Co.	105,432
512	Delta Air Lines, Inc.*	4,163
270	Donaldson Co., Inc.	11,856
574	Dover Corp.	28,344
137	Dun & Bradstreet Corp.	12,600
258	Eaton Corp.	18,880
2,706	Emerson Electric Co.	126,641
239	Equifax, Inc.	8,444
739	Expeditors International of Washington, Inc.	26,670
448	Fastenal Co.	23,265
155	First Solar, Inc.*	42,881
90	Flowserve Corp.	11,891
615	Fluor Corp.	49,280
500	Foster Wheeler Ltd.*	24,845
174	FTI Consulting, Inc.*	12,772
19	GATX Corp.	833
183	General Cable Corp.*	9,007
433	Goodrich Corp.	22,191
210	Graco, Inc.	8,011
292	Harsco Corp.	15,371
62	Hertz Global Holdings, Inc.*	590
2,570	Honeywell International, Inc.	128,937
85	Hubbell, Inc., Class B	3,698
254	IDEX Corp.	9,416
83	Illinois Tool Works, Inc.	4,118
190	Ingersoll-Rand Co., Ltd., Class A	7,017
620	Iron Mountain, Inc.*	17,924
477	ITT Corp.	30,409
422	Jacobs Engineering Group, Inc.*	31,152
283	JB Hunt Transport Services, Inc.	10,315
96	John Bean Technologies Corp.*	1,248
375	Joy Global, Inc.	26,640
258	Kansas City Southern*	13,269
477	KBR, Inc.	11,710
56	Kennametal, Inc.	1,973
187	Kirby Corp.*	8,563
329	L-3 Communications Holdings, Inc.	34,196
183	Landstar System, Inc.	8,971
162	Lennox International, Inc.	5,994
101	Lincoln Electric Holdings, Inc.	8,158
1,140	Lockheed Martin Corp.	132,742
451	Manitowoc Co., Inc. (The)	11,356
21	Manpower, Inc.	1,009
785	McDermott International, Inc.*	27,263
414	Monster Worldwide, Inc.*	8,089
153	MSC Industrial Direct Co., Class A	7,792
376	Norfolk Southern Corp.	27,647
302	Northrop Grumman Corp.	20,793
180	Oshkosh Corp.	2,776
1,266	PACCAR, Inc.	54,514
425	Pall Corp.	17,259
581	Parker Hannifin Corp.	37,225
650	Pitney Bowes, Inc.	22,197
483	Precision Castparts Corp.	49,875
463	Quanta Services, Inc.*	14,788
532	Raytheon Co.	31,915
497	Republic Services, Inc.	16,336
495	Robert Half International, Inc.	12,672
509	Rockwell Automation, Inc.	24,030
557	Rockwell Collins, Inc.	29,293
310	Roper Industries, Inc.	18,315
66	Ryder System, Inc.	4,258
287	Shaw Group, Inc. (The)*	14,218
185	SPX Corp.	22,061
299	Stericycle, Inc.*	17,731
140	SunPower Corp., Class A*	13,657
864	Textron, Inc.	35,510
15	Timken Co.	485
130	Toro Co.	5,313
867	Tyco International Ltd.	37,177
1,791	Union Pacific Corp.	150,265
2,371	United Parcel Service, Inc., Class B	152,028
1,923	United Technologies Corp.	126,130
53	URS Corp.*	2,542
128	USG Corp.*	3,553
312	UTi Worldwide, Inc.	6,271
66	Valmont Industries, Inc.	7,045
483	Waste Management, Inc.	16,992
107	WESCO International, Inc.*	4,113
265	WW Grainger, Inc.	23,858
		3,118,927
	Information Technology — 26.7%

2,070	Accenture Ltd., Class A	85,615
1,028	Activision Blizzard, Inc.*	33,739
1,843	Adobe Systems, Inc.*	78,936
263	Advanced Micro Devices, Inc.*	1,654
86	Affiliated Computer Services, Inc., Class A*	4,579
1,265	Agilent Technologies, Inc.*	43,971
583	Akamai Technologies, Inc.*	13,351
233	Alliance Data Systems Corp.*	14,968
1,039	Altera Corp.	23,523
288	Amdocs Ltd.*	8,695
608	Amphenol Corp., Class A	28,892
1,006	Analog Devices, Inc.	28,128
293	Ansys, Inc.*	12,995
3,056	Apple, Inc.*	518,084
4,691	Applied Materials, Inc.	84,063
29	Arrow Electronics, Inc.*	962
985	Atmel Corp.*	4,127
774	Autodesk, Inc.*	27,500
1,797	Automatic Data Processing, Inc.	79,751
228	Avnet, Inc.*	6,692
14	AVX Corp.	161
662	BMC Software, Inc.*	21,555
1,782	Broadcom Corp., Class A*	42,875
485	Broadridge Financial Solutions, Inc.	9,685
184	Brocade Communications Systems, Inc.*	1,365
629	CA, Inc.	15,039
302	Ciena Corp.*	5,249
20,473	Cisco Systems, Inc.*	492,376
636	Citrix Systems, Inc.*	19,252
1,001	Cognizant Technology Solutions Corp., Class A*	29,349
242	CommScope, Inc.*	11,851
532	Compuware Corp.*	6,081

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
5,458	Corning, Inc.	$112,107
128	Cree, Inc.*	2,984
522	Cypress Semiconductor Corp.*	16,923
6,293	Dell, Inc.*	136,747
191	Diebold, Inc.	7,573
175	Dolby Laboratories, Inc., Class A*	7,122
126	DST Systems, Inc.*	7,780
3,846	eBay, Inc.*	95,881
10	EchoStar Corp., Class A*	313
1,104	Electronic Arts, Inc.*	53,886
5,001	EMC Corp.*	76,415
113	Equinix, Inc.*	9,096
284	F5 Networks, Inc.*	9,687
148	Factset Research Systems, Inc.	9,281
154	Fidelity National Information Services, Inc.	3,365
568	Fiserv, Inc.*	29,456
476	Flir Systems, Inc.*	16,993
200	Genpact Ltd.*	2,830
276	Global Payments, Inc.	13,306
821	Google, Inc., Class A*	380,361
467	Harris Corp.	24,452
338	Hewitt Associates, Inc., Class A*	13,591
8,544	Hewlett-Packard Co.	400,884
42	IAC/InterActiveCorp*	689
267	Integrated Device Technology, Inc.*	2,828
17,152	Intel Corp.	392,266
4,760	International Business Machines Corp.	579,435
55	International Rectifier Corp.*	1,149
146	Intersil Corp., Class A	3,421
1,113	Intuit, Inc.*	33,468
118	Itron, Inc.*	12,222
349	Jabil Circuit, Inc.	5,884
417	JDS Uniphase Corp.*	4,237
1,819	Juniper Networks, Inc.*	46,748
552	Kla-Tencor Corp.	20,457
396	Lam Research Corp.*	14,557
77	Lender Processing Services, Inc.*	2,564
769	Linear Technology Corp.	25,100
1,675	LSI Corp.*	11,139
1,681	Marvell Technology Group Ltd.*	23,719
252	Mastercard, Inc., Class A	61,123
471	McAfee, Inc.*	18,633
789	MEMC Electronic Materials, Inc.*	38,732
311	Metavante Technologies, Inc.*	7,352
120	Mettler Toledo International, Inc.*	12,624
641	Microchip Technology, Inc.	20,518
330	Micron Technology, Inc.*	1,399
27,824	Microsoft Corp.	759,317
133	Molex, Inc.	3,208
196	National Instruments Corp.	6,327
795	National Semiconductor Corp.	17,037
523	NCR Corp.*	13,839
1,191	NetApp, Inc.*	30,347
269	NeuStar, Inc., Class A*	6,459
549	Novell, Inc.*	3,530
104	Novellus Systems, Inc.*	2,358
597	Nuance Communications, Inc.*	9,433
1,923	Nvidia Corp.*	24,307
1,375	ON Semiconductor Corp.*	13,021
13,498	Oracle Corp.*	296,011
1,122	Paychex, Inc.	38,238
5,610	QUALCOMM, Inc.	295,366
362	Rambus, Inc.*	6,368
661	Red Hat, Inc.*	13,881
107	SAIC, Inc.*	2,145
364	Salesforce.com, Inc.*	20,391
153	SanDisk Corp.*	2,212
813	Seagate Technology	12,122
169	Silicon Laboratories, Inc.*	5,697
98	Sohu.com, Inc.*	7,379
26	Tech Data Corp.*	888
305	Teradata Corp.*	7,494
373	Teradyne, Inc.*	3,480
4,584	Texas Instruments, Inc.	112,354
567	Total System Services, Inc.	11,295
421	Trimble Navigation Ltd.*	14,251
680	Unisys Corp.*	2,781
257	Varian Semiconductor Equipment Associates, Inc.*	8,301
675	VeriSign, Inc.*	21,580
1,552	Visa, Inc., Class A	117,797
144	VMware, Inc., Class A*	5,717
27	WebMD Health Corp., Class A*	855
767	Western Digital Corp.*	20,908
2,565	Western Union Co. (The)	70,845
968	Xilinx, Inc.	25,149
4,776	Yahoo!, Inc.*	92,559
210	Zebra Technologies Corp., Class A*	6,556
		6,638,163
	Materials — 4.0%

730	Air Products & Chemicals, Inc.	67,051
287	Airgas, Inc.	17,002
388	AK Steel Holding Corp.	20,413
317	Albemarle Corp.	12,598
2,195	Alcoa, Inc.	70,525
350	Allegheny Technologies, Inc.	17,150
44	Aptargroup, Inc.	1,777
51	Ball Corp.	2,342
10	Carpenter Technology Corp.	388
455	Celanese Corp., Class A	17,545
60	Century Aluminum Co.*	2,926
195	CF Industries Holdings, Inc.	29,718
68	Chemtura Corp.	448
370	Cleveland-Cliffs, Inc.	37,451
556	Crown Holdings, Inc.*	15,423
134	Eagle Materials, Inc.	4,091
605	Ecolab, Inc.	27,673
100	FMC Corp.	7,354
116	Greif, Inc., Class A	8,017
61	Huntsman Corp.	796
279	International Flavors & Fragrances, Inc.	11,219
68	Intrepid Potash, Inc.*	3,220
133	Martin Marietta Materials, Inc.	15,016
1,902	Monsanto Co.	217,304
538	Mosaic Co. (The)	57,426
454	Nalco Holding Co.	10,383
1,513	Newmont Mining Corp.	68,236
233	Nucor Corp.	12,232
165	Owens-Illinois, Inc.*	7,359
84	Packaging Corp. of America	2,163
63	PPG Industries, Inc.	3,960
1,085	Praxair, Inc.	97,476
388	Rohm & Haas Co.	29,119
10	Schnitzer Steel Industries, Inc., Class A	684
118	Scotts Miracle-Gro Co. (The), Class A	3,155
235	Sigma-Aldrich Corp.	13,339
762	Southern Copper Corp.	19,454
168	Steel Dynamics, Inc.	4,171

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
317	Terra Industries, Inc.	$15,929
55	Titanium Metals Corp.	793
386	United States Steel Corp.	51,365
8	Valhi, Inc.	147
		1,004,838
	Telecommunication Services — 0.7%

1,374	American Tower Corp., Class A*	56,788
208	Clearwire Corp., Class A*	2,049
203	Crown Castle International Corp.*	7,592
257	Embarq Corp.	12,120
249	Frontier Communications Corp.	3,130
16	Leap Wireless International, Inc.*	715
5,379	Level 3 Communications, Inc.*	18,450
844	MetroPCS Communications, Inc.*	14,238
581	NII Holdings, Inc.*	30,514
2,591	Qwest Communications International, Inc.	9,794
377	SBA Communications Corp., Class A*	13,169
153	Telephone & Data Systems, Inc.	5,875
24	U.S. Cellular Corp.*	1,255
772	Windstream Corp.	9,588
		185,277
	Utilities — 1.9%

2,328	AES Corp. (The)*	35,525
582	Allegheny Energy, Inc.	26,382
1,227	Calpine Corp.*	22,086
720	Centerpoint Energy, Inc.	11,434
566	Constellation Energy Group, Inc.	37,758
30	DPL, Inc.	745
47	Energen Corp.	2,624
470	Entergy Corp.	48,593
454	Equitable Resources, Inc.	22,659
1,137	Exelon Corp.	86,367
412	Mirant Corp.*	12,187
308	NRG Energy, Inc.*	11,593
1,293	PPL Corp.	56,595
1,762	Public Service Enterprise Group, Inc.	71,837
228	Questar Corp.	11,831
214	Sierra Pacific Resources	2,405
		460,621
	Total Common Stock (Cost $24,288,895)	22,962,246

No. of Rights
Rights — 0.0%
498	Republic Services, Inc., expiring 07/27/09 at $125.00*	—
Total Rights
	(Cost $—)	—

Principal Amount
	Repurchase Agreements — 18.6%
$1,843,272	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $1,843,702(b)	1,843,272
813,420	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $813,612(c)	813,420
550,231	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $550,361(d)	550,231
22,102	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $22,107(e)	22,102
990,415	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $990,646(f)	990,415
412,673	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $412,768(g)	412,673
	Total Repurchase Agreements (Cost $4,632,113)	4,632,113
	Total Investments (Cost $28,921,008) — 110.9%	27,594,359
	Liabilities in excess of other assets — (10.9)%	(2,716,329)
	Net Assets — 100.0%	$24,878,030

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $1,880,140. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $829,692. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $561,235. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $22,544. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $1,010,223. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $420,927. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$803,612
Aggregate gross unrealized depreciation	(2,365,152)
Net unrealized depreciation	$(1,561,540)
Federal income tax cost of investments	$29,155,899

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index	09/08/08	$12,200,038	$(81,472)

Equity Index Swap Agreement based on the Russell 1000® Growth Index	12/06/08	17,000,000	(2,663,107)

			$(2,744,579)

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of  Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 86.2%
	Consumer Discretionary — 12.1%

241	American Eagle Outfitters, Inc.	$3,627
172	AnnTaylor Stores Corp.*	4,176
336	Autoliv, Inc.	12,899
532	AutoNation, Inc.*	6,038
167	Barnes & Noble, Inc.	4,130
212	Bed Bath & Beyond, Inc.*	6,500
283	Black & Decker Corp.	17,900
68	BorgWarner, Inc.	2,812
231	Boyd Gaming Corp.	2,816
1,026	Cablevision Systems Corp., Class A	33,109
414	Career Education Corp.*	7,762
2,729	CBS Corp., Class B	44,155
572	Centex Corp.	9,278
92	Choice Hotels International, Inc.	2,483
41	Clear Channel Outdoor Holdings, Inc., Class A*	688
1,301	Discovery Holding Co., Class A*	26,319
1,462	DR Horton, Inc.	18,217
1,334	Eastman Kodak Co.	21,597
134	EW Scripps Co., Class A	974
960	Expedia, Inc.*	16,954
596	Family Dollar Stores, Inc.	14,852
105	Federal Mogul Corp.*	1,717
716	Foot Locker, Inc.	11,664
10,033	Ford Motor Co.*	44,747
711	Fortune Brands, Inc.	41,821
1,058	Gannett Co., Inc.	18,822
1,140	Gap, Inc. (The)	22,173
2,256	General Motors Corp.	22,560
758	Genuine Parts Co.	32,154
397	Goodyear Tire & Rubber Co. (The)*	7,785
123	Harley-Davidson, Inc.	4,893
68	Harman International Industries, Inc.	2,314
331	Hasbro, Inc.	12,379
106	Hearst-Argyle Television, Inc.	2,099
149	HSN, Inc.*	2,183
150	International Speedway Corp., Class A	5,951
315	Interpublic Group of Cos., Inc.*	2,961
149	Interval Leisure Group, Inc.*	1,936
315	Jarden Corp.*	8,086
1,027	JC Penney Co., Inc.	40,022
401	Jones Apparel Group, Inc.	7,964
349	KB Home	7,259
340	Kohl’s Corp.*	16,718
770	Leggett & Platt, Inc.	17,179
631	Lennar Corp., Class A	8,298
796	Liberty Global, Inc., Class A*	28,003
516	Liberty Media Corp. - Capital, Class A*	8,385
2,748	Liberty Media Corp. - Interactive, Class A*	37,345
439	Liz Claiborne, Inc.	7,116
456	Ltd Brands, Inc.	9,485
1,950	Macy’s, Inc.	40,599
1,675	Mattel, Inc.	32,378
746	McGraw-Hill Cos., Inc. (The)	31,959
158	MDC Holdings, Inc.	6,549
182	Meredith Corp.	5,165
34	MGM Mirage*	1,196
258	Mohawk Industries, Inc.*	17,815
665	New York Times Co. (The), Class A	8,638
1,281	Newell Rubbermaid, Inc.	23,186
18	NVR, Inc.*	10,759
1,264	Office Depot, Inc.*	8,899
351	OfficeMax, Inc.	4,296
395	O’Reilly Automotive, Inc.*	11,502
27	Orient-Express Hotels Ltd., Class A	969
188	Penske Auto Group, Inc.	2,491
29	Phillips-Van Heusen Corp.	1,104
754	Pulte Homes, Inc.	10,941
607	RadioShack Corp.	11,539
369	Regal Entertainment Group, Class A	6,184
638	Royal Caribbean Cruises Ltd.	17,341
668	Saks, Inc.*	7,615
402	Scripps Networks Interactive, Inc., Class A	16,699
273	Sears Holdings Corp.*	25,102
1,209	Service Corp. International	12,344
267	Snap-On, Inc.	15,224
363	Stanley Works (The)	17,406
116	Thor Industries, Inc.	2,666
149	Ticketmaster*	3,193
603	Toll Brothers, Inc.*	15,003
232	TRW Automotive Holdings Corp.*	4,450
404	VF Corp.	32,017
1,360	Virgin Media, Inc.	15,504
194	Warner Music Group Corp.	1,665
28	Washington Post Co. (The), Class B	16,702
25	Weight Watchers International, Inc.	990
348	Whirlpool Corp.	28,313
372	Williams-Sonoma, Inc.	6,581
819	Wyndham Worldwide Corp.	15,790
		1,182,079
	Consumer Staples — 6.3%

353	Alberto-Culver Co.	9,234
276	BJ’s Wholesale Club, Inc.*	10,496
101	Brown-Forman Corp., Class B	7,273
562	Bunge Ltd.	50,220
506	Campbell Soup Co.	18,626
441	Clorox Co.	26,063
1,473	Coca-Cola Enterprises, Inc.	25,144
2,096	ConAgra Foods, Inc.	44,582
856	Constellation Brands, Inc., Class A*	18,070
343	Corn Products International, Inc.	15,363
140	Dean Foods Co.*	3,524
913	Del Monte Foods Co.	7,779
1,173	Dr Pepper Snapple Group, Inc.*	28,985
353	Hershey Co. (The)	12,740
649	HJ Heinz Co.	32,658
329	Hormel Foods Corp.	11,732
257	JM Smucker Co. (The)	13,937
383	Lorillard, Inc.	27,668
326	McCormick & Co., Inc. (Non-Voting)	13,187
535	Molson Coors Brewing Co., Class B	25,493
125	NBTY, Inc.*	4,155
635	Pepsi Bottling Group, Inc.	18,783
269	PepsiAmericas, Inc.	6,303
2,352	Rite Aid Corp.*	2,846
2,027	Safeway, Inc.	53,391
3,269	Sara Lee Corp.	44,131
540	Smithfield Foods, Inc.*	10,859
982	SUPERVALU, Inc.	22,773
1,148	Tyson Foods, Inc., Class A	16,669
684	UST, Inc.	36,656
		619,340
	Energy — 5.8%

1,360	BJ Services Co.	36,516
261	Cabot Oil & Gas Corp.	11,599
383	Cimarex Energy Co.	21,272
2,555	El Paso Corp.	42,822
184	Encore Acquisition Co.*	9,487

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
45	ENSCO International, Inc.	$3,050
304	Exterran Holdings, Inc.*	13,896
411	Forest Oil Corp.*	23,394
193	Global Industries Ltd.*	1,866
388	Helix Energy Solutions Group, Inc.*	11,939
483	Helmerich & Payne, Inc.	27,589
411	Hercules Offshore, Inc.*	9,071
483	Key Energy Services, Inc.*	8,114
110	Mariner Energy, Inc.*	3,200
1,119	Nabors Industries Ltd.*	39,836
610	Newfield Exploration Co.*	27,584
746	Noble Energy, Inc.	53,510
77	Oil States International, Inc.*	4,283
113	Overseas Shipholding Group, Inc.	8,107
273	Patterson-UTI Energy, Inc.	7,759
66	PetroHawk Energy Corp.*	2,284
553	Pioneer Natural Resources Co.	34,933
44	Plains Exploration & Production Co.*	2,372
220	Pride International, Inc.*	8,450
339	Rowan Cos., Inc.	12,523
85	SEACOR Holdings, Inc.*	7,493
516	Southern Union Co.	13,447
2,929	Spectra Energy Corp.	77,501
167	St. Mary Land & Exploration Co.	7,051
220	Sunoco, Inc.	9,764
195	Teekay Corp.	6,934
452	Tesoro Corp.	8,385
229	Tidewater, Inc.	13,893
52	Unit Corp.*	3,522
		573,446
	Financials — 26.9%

148	Alexandria Real Estate Equities, Inc. (REIT)	15,941
24	Alleghany Corp.*	7,680
827	Allied Capital Corp.	12,198
226	Allied World Assurance Co. Holdings Ltd.	8,728
453	AMB Property Corp. (REIT)	20,562
939	American Capital Ltd.	20,414
364	American Financial Group, Inc./OH	10,385
73	American National Insurance Co.	6,968
533	AmeriCredit Corp.*	5,639
1,028	Ameriprise Financial, Inc.	46,209
2,488	Annaly Capital Management, Inc. (REIT)	37,220
1,285	AON Corp.	61,025
287	Apartment Investment & Management Co., Class A (REIT)	10,171
213	Arch Capital Group Ltd.*	14,859
429	Arthur J. Gallagher & Co.	11,360
590	Associated Banc-Corp.	10,325
547	Assurant, Inc.	31,961
389	Astoria Financial Corp.	8,500
356	AvalonBay Communities, Inc. (REIT)	35,600
528	Axis Capital Holdings Ltd.	17,651
381	Bancorpsouth, Inc.	8,771
222	Bank of Hawaii Corp.	11,739
103	BOK Financial Corp.	4,487
554	Boston Properties, Inc. (REIT)	56,768
405	Brandywine Realty Trust (REIT)	7,047
223	BRE Properties, Inc. (REIT)	10,755
408	Brown & Brown, Inc.	8,291
90	Camden Property Trust (REIT)	4,393
900	CapitalSource, Inc. (REIT)	11,322
65	Capitol Federal Financial	2,842
518	CB Richard Ellis Group, Inc., Class A*	6,770
307	CBL & Associates Properties, Inc. (REIT)	6,659
674	Cincinnati Financial Corp.	19,977
1,308	CIT Group, Inc.	13,485
185	City National Corp./CA	9,156
127	CNA Financial Corp.	3,561
696	Comerica, Inc.	19,551
273	Commerce Bancshares, Inc./MO	12,285
855	Conseco, Inc.*	7,669
272	Cullen/Frost Bankers, Inc.	15,145
554	Developers Diversified Realty Corp. (REIT)	18,565
107	Digital Realty Trust, Inc. (REIT)	4,908
2,218	Discover Financial Services	36,486
561	Douglas Emmett, Inc. (REIT)	13,279
679	Duke Realty Corp. (REIT)	16,995
1,601	E*Trade Financial Corp.*	5,123
242	Endurance Specialty Holdings Ltd.	7,894
1,252	Equity Residential (REIT)	52,834
136	Erie Indemnity Co., Class A	6,290
93	Essex Property Trust, Inc. (REIT)	10,914
287	Everest Re Group Ltd.	23,571
192	Federal Realty Investment Trust (REIT)	14,569
990	Fidelity National Financial, Inc., Class A	13,890
2,325	Fifth Third Bancorp	36,689
428	First American Corp.	10,816
28	First Citizens BancShares, Inc./NC, Class A	4,156
906	First Horizon National Corp.	10,174
805	Fulton Financial Corp.	8,581
497	General Growth Properties, Inc. (REIT)	12,887
2,003	Genworth Financial, Inc., Class A	32,148
238	Hanover Insurance Group, Inc. (The)	11,241
534	HCC Insurance Holdings, Inc.	13,446
1,027	HCP, Inc. (REIT)	37,198
390	Health Care REIT, Inc. (REIT)	20,229
435	Hospitality Properties Trust (REIT)	9,866
2,417	Host Hotels & Resorts, Inc. (REIT)	34,563
1,043	HRPT Properties Trust (REIT)	7,906
1,569	Hudson City Bancorp, Inc.	28,932
1,695	Huntington Bancshares, Inc./OH	12,407
1,568	Invesco Ltd.	40,188
17	Investment Technology Group, Inc.*	544
622	iStar Financial, Inc. (REIT)	3,477
53	Janus Capital Group, Inc.	1,429
582	Jefferies Group, Inc.	11,180
147	Jones Lang LaSalle, Inc.	7,321
2,278	Keycorp	27,359
138	Kilroy Realty Corp. (REIT)	6,907
998	Kimco Realty Corp. (REIT)	37,066
644	Legg Mason, Inc.	28,677
822	Leucadia National Corp.	38,050
429	Liberty Property Trust (REIT)	16,199
1,200	Lincoln National Corp.	60,912
304	M&T Bank Corp.	21,687
304	Mack-Cali Realty Corp. (REIT)	12,288
46	Markel Corp.*	17,020
2,368	Marsh & McLennan Cos., Inc.	75,610
1,200	Marshall & Ilsley Corp.	18,480
989	MBIA, Inc.	16,042
123	Mercury General Corp.	6,266
243	MF Global Ltd.*	1,791
579	MGIC Investment Corp.	4,869
912	Moody’s Corp.	37,082
285	Nasdaq OMX Group (The)*	9,317
3,520	National City Corp.	17,741

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
214	Nationwide Financial Services	$11,008
405	Nationwide Health Properties, Inc. (REIT)	13,940
1,587	New York Community Bancorp, Inc.	26,170
99	Northern Trust Corp.	7,959
1,067	Old Republic International Corp.	11,662
112	OneBeacon Insurance Group Ltd.	2,397
251	PartnerRe Ltd.	17,296
1,601	People’s United Financial, Inc.	28,690
172	Philadelphia Consolidated Holding Co.*	10,274
534	Plum Creek Timber Co., Inc. (REIT)	26,497
1,301	Popular, Inc.	10,603
1,198	Principal Financial Group, Inc.	54,856
3,135	Progressive Corp. (The)	57,903
1,213	Prologis (REIT)	52,232
323	Protective Life Corp.	11,722
586	Public Storage (REIT)	51,756
442	Raymond James Financial, Inc.	13,627
318	Rayonier, Inc. (REIT)	14,307
324	Regency Centers Corp. (REIT)	20,078
3,215	Regions Financial Corp.	29,803
137	Reinsurance Group of America, Inc.	6,598
283	RenaissanceRe Holdings Ltd.	14,351
416	Safeco Corp.	28,122
270	SL Green Realty Corp. (REIT)	23,220
246	SLM Corp.*	4,061
2,053	Sovereign Bancorp, Inc.	19,832
68	St. Joe Co. (The)	2,534
227	StanCorp Financial Group, Inc.	11,125
18	Student Loan Corp.(The)	2,122
1,300	Synovus Financial Corp.	11,960
585	TCF Financial Corp.	9,214
481	TFS Financial Corp.	5,878
416	Torchmark Corp.	24,852
95	Transatlantic Holdings, Inc.	5,710
25	Tree.com, Inc.*	193
593	UDR, Inc. (REIT)	14,695
220	UnionBanCal Corp.	16,210
191	Unitrin, Inc.	4,876
1,603	Unum Group	40,732
619	Valley National Bancorp	12,386
501	Ventas, Inc. (REIT)	22,755
630	Vornado Realty Trust (REIT)	62,660
406	Washington Federal, Inc.	6,995
7,864	Washington Mutual, Inc.	31,849
243	Webster Financial Corp.	5,181
344	Weingarten Realty Investors (REIT)	11,369
6	Wesco Financial Corp.	2,226
41	White Mountains Insurance Group Ltd.	19,389
297	Whitney Holding Corp.	6,430
311	Wilmington Trust Corp.	7,299
630	WR Berkley Corp.	14,843
1,531	XL Capital Ltd., Class A	30,773
498	Zions Bancorporation	13,366
		2,634,714
	Health Care — 4.4%

33	Advanced Medical Optics, Inc.*	714
654	AmerisourceBergen Corp.	26,820
13	APP Pharmaceuticals, Inc.*	308
352	Barr Pharmaceuticals, Inc.*	23,774
56	Beckman Coulter, Inc.	4,134
167	Brookdale Senior Living, Inc.	3,682
172	Charles River Laboratories International, Inc.*	11,285
1,119	Cigna Corp.	46,864
345	Community Health Systems, Inc.*	11,906
208	Cooper Cos, Inc. (The)	7,661
559	Coventry Health Care, Inc.*	19,576
81	DaVita, Inc.*	4,649
52	Endo Pharmaceuticals Holdings, Inc.*	1,181
1,288	Forest Laboratories, Inc.*	45,969
381	Health Management Associates, Inc., Class A*	2,214
470	Health Net, Inc.*	12,995
30	Henry Schein, Inc.*	1,754
249	Hill-Rom Holdings, Inc.	7,455
606	HLTH Corp.*	7,545
592	Hologic, Inc.*	12,562
630	Hospira, Inc.*	25,427
338	Humana, Inc.*	15,683
114	ImClone Systems, Inc.*	7,342
656	IMS Health, Inc.	14,576
177	Inverness Medical Innovations, Inc.*	6,287
284	Invitrogen Corp.*	12,059
1,141	King Pharmaceuticals, Inc.*	13,053
251	LifePoint Hospitals, Inc.*	8,469
30	Lincare Holdings, Inc.*	990
1,150	Mylan, Inc.*	14,823
457	Omnicare, Inc.	14,738
32	Pediatrix Medical Group, Inc.*	1,822
303	PerkinElmer, Inc.	8,608
131	Quest Diagnostics, Inc.	7,081
962	Tenet Healthcare Corp.*	5,801
218	Universal Health Services, Inc., Class B	13,468
245	Watson Pharmaceuticals, Inc.*	7,426
		430,701
	Industrials — 6.9%

49	Aecom Technology Corp.*	1,566
116	AGCO Corp.*	7,149
191	Alexander & Baldwin, Inc.	8,543
86	Alliant Techsystems, Inc.*	9,050
1,761	Allied Waste Industries, Inc.*	23,668
574	AMR Corp.*	5,929
93	Armstrong World Industries, Inc.	3,470
493	Avery Dennison Corp.	23,782
468	Avis Budget Group, Inc.*	3,566
32	BE Aerospace, Inc.*	766
252	Carlisle Cos., Inc.	8,162
610	Cintas Corp.	18,788
508	Continental Airlines, Inc., Class B*	8,255
176	Con-way, Inc.	8,642
192	Cooper Industries Ltd., Class A	9,147
37	Copa Holdings SA, Class A	1,413
66	Corrections Corp. of America*	1,756
235	Crane Co.	8,629
673	Delta Air Lines, Inc.*	5,472
110	Dover Corp.	5,432
192	DRS Technologies, Inc.	15,287
75	Dun & Bradstreet Corp.	6,898
417	Eaton Corp.	30,516
280	Equifax, Inc.	9,892
146	Flowserve Corp.	19,290
243	Gardner Denver, Inc.*	10,969
200	GATX Corp.	8,766
1,411	Hertz Global Holdings, Inc.*	13,419
146	Hubbell, Inc., Class B	6,353
42	IDEX Corp.	1,557
1,196	Ingersoll-Rand Co., Ltd., Class A	44,168
203	ITT Corp.	12,941
76	Kansas City Southern*	3,909
149	KBR, Inc.	3,658
281	Kennametal, Inc.	9,900

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
128	L-3 Communications Holdings, Inc.	$13,304
63	Lincoln Electric Holdings, Inc.	5,089
339	Manpower, Inc.	16,292
1,674	Masco Corp.	31,906
1,129	Northwest Airlines Corp.*	11,042
104	Oshkosh Corp.	1,604
353	Owens Corning, Inc.*	8,539
459	Pentair, Inc.	16,868
92	Pitney Bowes, Inc.	3,142
176	Quanta Services, Inc.*	5,621
982	R.R. Donnelley & Sons Co.	27,378
53	Republic Services, Inc.	1,742
179	Ryder System, Inc.	11,549
3,386	Southwest Airlines Co.	51,569
484	Spirit Aerosystems Holdings, Inc., Class A*	11,035
287	Steelcase, Inc., Class A	3,186
183	Teleflex, Inc.	11,816
467	Terex Corp.*	23,485
269	Thomas & Betts Corp.*	12,396
363	Timken Co.	11,732
375	Trinity Industries, Inc.	13,493
274	United Rentals, Inc.*	4,436
320	URS Corp.*	15,347
140	USG Corp.*	3,886
44	UTi Worldwide, Inc.	884
52	WESCO International, Inc.*	1,999
		680,048
	Information Technology — 5.6%

545	ADC Telecommunications, Inc.*	5,586
2,456	Advanced Micro Devices, Inc.*	15,448
300	Affiliated Computer Services, Inc., Class A*	15,972
525	Amdocs Ltd.*	15,850
529	Arrow Electronics, Inc.*	17,558
746	Atmel Corp.*	3,126
391	Avnet, Inc.*	11,476
210	AVX Corp.	2,411
1,495	Brocade Communications Systems, Inc.*	11,093
958	CA, Inc.	22,906
1,193	Cadence Design Systems, Inc.*	9,532
699	Computer Sciences Corp.*	32,874
500	Compuware Corp.*	5,715
572	Convergys Corp.*	8,437
244	Cree, Inc.*	5,688
50	Diebold, Inc.	1,982
39	DST Systems, Inc.*	2,408
180	EchoStar Corp., Class A*	5,641
577	Fairchild Semiconductor International, Inc.*	7,236
698	Fidelity National Information Services, Inc.	15,251
15	Genpact Ltd.*	212
371	IAC/InterActiveCorp*	6,159
778	Ingram Micro, Inc., Class A*	14,712
436	Integrated Device Technology, Inc.*	4,617
262	International Rectifier Corp.*	5,476
377	Intersil Corp., Class A	8,833
501	Jabil Circuit, Inc.	8,447
482	JDS Uniphase Corp.*	4,897
50	Kla-Tencor Corp.	1,853
49	Lam Research Corp.*	1,801
349	Lender Processing Services, Inc.*	11,622
407	Lexmark International, Inc., Class A*	14,640
714	LSI Corp.*	4,748
71	McAfee, Inc.*	2,809
3,081	Micron Technology, Inc.*	13,063
450	Molex, Inc.	10,854
77	NCR Corp.*	2,037
896	Novell, Inc.*	5,761
323	Novellus Systems, Inc.*	7,322
613	QLogic Corp.*	11,451
710	SAIC, Inc.*	14,235
835	SanDisk Corp.*	12,074
1,157	Seagate Technology	17,251
3,618	Sun Microsystems, Inc.*	32,562
656	Synopsys, Inc.*	14,124
210	Tech Data Corp.*	7,169
1,839	Tellabs, Inc.*	9,581
424	Teradata Corp.*	10,418
296	Teradyne, Inc.*	2,762
740	Unisys Corp.*	3,027
862	Vishay Intertechnology, Inc.*	7,663
4,161	Xerox Corp.	57,963
20	Zebra Technologies Corp., Class A*	624
		546,957
	Materials — 6.0%

256	Aptargroup, Inc.	10,340
291	Ashland, Inc.	11,911
385	Ball Corp.	17,679
461	Bemis Co., Inc.	12,871
298	Cabot Corp.	8,246
192	Carpenter Technology Corp.	7,451
91	Celanese Corp., Class A	3,509
81	Century Aluminum Co.*	3,950
1,030	Chemtura Corp.	6,788
528	Commercial Metals Co.	13,744
220	Cytec Industries, Inc.	11,176
2,272	Domtar Corp.*	12,973
22	Eagle Materials, Inc.	672
353	Eastman Chemical Co.	21,293
212	FMC Corp.	15,590
670	Huntsman Corp.	8,743
1,979	International Paper Co.	53,532
69	Intrepid Potash, Inc.*	3,268
315	Lubrizol Corp.	16,692
14	Martin Marietta Materials, Inc.	1,581
804	MeadWestvaco Corp.	21,290
48	Nalco Holding Co.	1,098
551	Owens-Illinois, Inc.*	24,575
368	Packaging Corp. of America	9,476
605	Pactiv Corp.*	16,256
676	PPG Industries, Inc.	42,493
290	Reliance Steel & Aluminum Co.	16,533
95	Rohm & Haas Co.	7,130
597	RPM International, Inc.	12,895
87	Schnitzer Steel Industries, Inc., Class A	5,952
42	Scotts Miracle-Gro Co. (The), Class A	1,123
741	Sealed Air Corp.	17,954
282	Sigma-Aldrich Corp.	16,006
1,184	Smurfit-Stone Container Corp.*	5,979
460	Sonoco Products Co.	15,898
599	Steel Dynamics, Inc.	14,873
492	Temple-Inland, Inc.	8,221
323	Titanium Metals Corp.	4,654
17	Valhi, Inc.	312
464	Valspar Corp.	10,978
506	Vulcan Materials Co.	37,869
978	Weyerhaeuser Co.	54,269
		587,843

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
	Telecommunication Services — 1.4%

488	CenturyTel, Inc.	$18,851
33	Clearwire Corp., Class A*	325
1,036	Crown Castle International Corp.*	38,746
339	Embarq Corp.	15,987
1,167	Frontier Communications Corp.	14,669
222	Leap Wireless International, Inc.*	9,915
3,501	Qwest Communications International, Inc.	13,234
277	Telephone & Data Systems, Inc.	10,637
45	U.S. Cellular Corp.*	2,354
1,039	Windstream Corp.	12,904
		137,622
	Utilities — 10.8%

354	AGL Resources, Inc.	11,703
511	Alliant Energy Corp.	17,859
969	Ameren Corp.	40,562
1,859	American Electric Power Co., Inc.	72,575
292	American Water Works Co., Inc.	6,701
618	Aqua America, Inc.	11,303
417	Atmos Energy Corp.	11,484
558	Centerpoint Energy, Inc.	8,861
1,043	CMS Energy Corp.	14,154
1,262	Consolidated Edison, Inc.	51,616
70	Constellation Energy Group, Inc.	4,670
485	DPL, Inc.	12,038
755	DTE Energy Co.	31,831
2,292	Dynegy, Inc., Class A*	13,660
1,508	Edison International	69,247
269	Energen Corp.	15,021
733	Energy East Corp.	19,938
549	Great Plains Energy, Inc.	12,874
389	Hawaiian Electric Industries, Inc.	10,289
354	Integrys Energy Group, Inc.	18,504
846	MDU Resources Group, Inc.	27,952
309	Mirant Corp.*	9,140
376	National Fuel Gas Co.	17,789
1,269	NiSource, Inc.	20,913
719	Northeast Utilities	19,334
680	NRG Energy, Inc.*	25,595
494	NSTAR	16,717
426	OGE Energy Corp.	14,356
483	Oneok, Inc.	21,112
932	Pepco Holdings, Inc.	23,626
1,653	PG&E Corp.	68,318
466	Pinnacle West Capital Corp.	16,399
1,209	Progress Energy, Inc.	52,809
600	Puget Energy, Inc.	16,740
498	Questar Corp.	25,841
1,601	Reliant Energy, Inc.*	27,265
540	SCANA Corp.	21,168
1,159	Sempra Energy	67,129
797	Sierra Pacific Resources	8,958
975	TECO Energy, Inc.	17,394
495	UGI Corp.	13,613
375	Vectren Corp.	10,403
541	Wisconsin Energy Corp.	25,303
1,994	Xcel Energy, Inc.	40,897
		1,063,661
	Total Common Stock (Cost $8,501,393)	8,456,411

No. of Rights
Rights — 0.0%
72	Guaranty Financial Group, Inc., expiring 10/24/08 at $115.00*	—
57	Reinsurance Group of America, Inc., expiring 09/13/11 at $200.00*	—
18	Republic Services, Inc., expiring 07/27/09 at $125.00*	—
	Total Rights (Cost $—)	—

Principal Amount
	Repurchase Agreements — 12.0%
$467,810	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $467,919(b)	467,810
206,440	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $206,489(c)	206,440
139,645	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $139,678(d)	139,645
5,609	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $5,610(e)	5,609
251,360	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $251,419(f)	251,360
104,734	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $104,758(g)	104,734
	Total Repurchase Agreements (Cost $1,175,598)	1,175,598
	Total Investments (Cost $9,676,991) — 98.2%	9,632,009
	Other assets less liabilities — 1.8%	178,644
	Net Assets — 100.0%	$9,810,653

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $477,166. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $210,570. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $142,438. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $5,721. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $256,388. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $106,828. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,632
Aggregate gross unrealized depreciation	(352,338)
Net unrealized depreciation	$(294,706)
Federal income tax cost of investments	$9,926,715

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell MidCap® Value Index	09/08/08	$4,555,988	$81,636

Equity Index Swap Agreement based on the Russell MidCap® Value Index	09/08/08	6,451,595	84,576

			$166,212

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of  Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 88.8%
	Consumer Discretionary — 15.2%

461	Abercrombie & Fitch Co., Class A	$24,180
508	Advance Auto Parts, Inc.	21,864
646	American Eagle Outfitters, Inc.	9,722
116	AnnTaylor Stores Corp.*	2,817
680	Apollo Group, Inc., Class A*	43,302
219	Autozone, Inc.*	30,053
1,137	Bed Bath & Beyond, Inc.*	34,860
434	Big Lots, Inc.*	12,833
541	BorgWarner, Inc.	22,370
37	Boyd Gaming Corp.	451
540	Brinker International, Inc.	10,217
428	Burger King Holdings, Inc.	10,623
1,167	Carmax, Inc.*	17,272
192	Central European Media Enterprises Ltd., Class A*	14,959
176	Chipotle Mexican Grill, Inc., Class A*	12,200
56	Choice Hotels International, Inc.	1,511
169	Clear Channel Outdoor Holdings, Inc., Class A*	2,834
1,821	Coach, Inc.*	52,791
281	CTC Media, Inc.*	5,451
747	Darden Restaurants, Inc.	21,880
327	DeVry, Inc.	16,867
451	Dick’s Sporting Goods, Inc.*	10,323
1,088	DISH Network Corp., Class A*	30,693
480	Dollar Tree, Inc.*	18,413
426	DreamWorks Animation SKG, Inc., Class A*	13,581
58	Family Dollar Stores, Inc.	1,445
871	GameStop Corp., Class A*	38,211
1,283	Gap, Inc. (The)	24,954
684	Garmin Ltd.*	23,776
762	Gentex Corp.	12,139
825	Goodyear Tire & Rubber Co. (The)*	16,178
322	Guess?, Inc.	12,001
1,736	H&R Block, Inc.	44,337
502	Hanesbrands, Inc.*	11,968
1,121	Harley-Davidson, Inc.	44,593
232	Harman International Industries, Inc.	7,895
276	Hasbro, Inc.	10,322
333	Hillenbrand, Inc.	7,919
25	HSN, Inc.*	372
1,652	International Game Technology	35,402
2,156	Interpublic Group of Cos., Inc.*	20,266
25	Interval Leisure Group, Inc.*	330
207	ITT Educational Services, Inc.*	18,404
215	John Wiley & Sons, Inc., Class A	10,230
1,256	Kohl’s Corp.*	61,758
411	Lamar Advertising Co., Class A*	15,269
837	Liberty Global, Inc., Class A*	29,446
2,757	Liberty Media Corp. - Entertainment, Class A*	76,617
723	LKQ Corp.*	13,542
994	Ltd Brands, Inc.	20,675
1,577	Marriott International, Inc., Class A	44,487
854	McGraw-Hill Cos., Inc. (The)	36,585
623	MGM Mirage*	21,923
86	Morningstar, Inc.*	5,617
971	Nordstrom, Inc.	30,198
2	NVR, Inc.*	1,196
261	O’Reilly Automotive, Inc.*	7,600
192	Orient-Express Hotels Ltd., Class A	6,893
142	Panera Bread Co., Class A*	7,631
396	Penn National Gaming, Inc.*	13,393
679	PetSmart, Inc.	18,313
240	Phillips-Van Heusen Corp.	9,134
299	Polo Ralph Lauren Corp.	22,688
206	priceline.com, Inc.*	19,154
264	Pulte Homes, Inc.	3,831
711	Ross Stores, Inc.	28,589
344	Scientific Games Corp., Class A*	10,358
537	Sherwin-Williams Co. (The)	31,441
15,844	Sirius XM Radio, Inc.*	21,073
3,885	Starbucks Corp.*	60,451
996	Starwood Hotels & Resorts Worldwide, Inc.	36,105
76	Strayer Education, Inc.	15,948
56	Thor Industries, Inc.	1,287
25	Ticketmaster*	544
673	Tiffany & Co.	29,726
986	Tim Hortons, Inc.	31,020
2,266	TJX Cos., Inc.	82,120
606	Urban Outfitters, Inc.*	21,586
350	WABCO Holdings, Inc.	15,330
75	Warner Music Group Corp.	644
163	Weight Watchers International, Inc.	6,455
420	Wendy’s International, Inc.	10,193
76	Williams-Sonoma, Inc.	1,344
305	Wynn Resorts Ltd.	29,103
2,528	Yum! Brands, Inc.	90,199
		1,772,275
	Consumer Staples — 3.6%

60	Alberto-Culver Co.	1,570
2,277	Avon Products, Inc.	97,524
324	Bare Escentuals, Inc.*	4,030
328	Brown-Forman Corp., Class B	23,619
581	Campbell Soup Co.	21,387
217	Central European Distribution Corp.*	12,519
355	Church & Dwight Co., Inc.	22,187
227	Clorox Co.	13,416
564	Dean Foods Co.*	14,196
307	Energizer Holdings, Inc.*	26,076
522	Estee Lauder Cos., Inc. (The), Class A	25,980
386	Hansen Natural Corp.*	10,607
347	Herbalife Ltd.	16,344
413	Hershey Co. (The)	14,905
933	HJ Heinz Co.	46,948
486	Lorillard, Inc.	35,109
225	McCormick & Co., Inc. (Non-Voting)	9,101
140	NBTY, Inc.*	4,654
165	Tyson Foods, Inc., Class A	2,396
748	Whole Foods Market, Inc.	13,696
		416,264
	Energy — 10.4%

375	Alpha Natural Resources, Inc.*	37,162
769	Arch Coal, Inc.	41,711
298	Atwood Oceanics, Inc.*	12,117
250	Cabot Oil & Gas Corp.	11,110
1,156	Cameron International Corp.*	53,858
147	CNX Gas Corp.*	4,460
975	CONSOL Energy, Inc.	66,017
159	Continental Resources, Inc.*	7,977
1,313	Denbury Resources, Inc.*	32,681
367	Diamond Offshore Drilling, Inc.	40,337
459	Dresser-Rand Group, Inc.*	18,617
802	El Paso Corp.	13,442
72	Encore Acquisition Co.*	3,712
719	ENSCO International, Inc.	48,734
683	FMC Technologies, Inc.*	36,581
242	Foundation Coal Holdings, Inc.	14,314

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
555	Frontier Oil Corp.	$10,750
260	Frontline Ltd.	15,707
393	Global Industries Ltd.*	3,800
42	Helix Energy Solutions Group, Inc.*	1,292
228	Holly Corp.	7,296
231	IHS, Inc., Class A*	14,821
112	Key Energy Services, Inc.*	1,882
342	Mariner Energy, Inc.*	9,949
430	Massey Energy Co.	28,363
1,014	Murphy Oil Corp.	79,629
212	Nabors Industries Ltd.*	7,547
1,434	Noble Corp.	72,116
59	Noble Energy, Inc.	4,232
294	Oceaneering International, Inc.*	18,349
175	Oil States International, Inc.*	9,735
413	Patriot Coal Corp.*	24,763
509	Patterson-UTI Energy, Inc.	14,466
1,263	PetroHawk Energy Corp.*	43,712
523	Plains Exploration & Production Co.*	28,190
642	Pride International, Inc.*	24,659
553	Quicksilver Resources, Inc.*	13,377
824	Range Resources Corp.	38,250
210	Rowan Cos., Inc.	7,757
556	SandRidge Energy, Inc.*	19,460
13	SEACOR Holdings, Inc.*	1,146
1,151	Smith International, Inc.	80,225
1,825	Southwestern Energy Co.*	70,025
136	St. Mary Land & Exploration Co.	5,742
370	Sunoco, Inc.	16,421
431	Superior Energy Services, Inc.*	20,274
214	Tesoro Corp.	3,970
398	Tetra Technologies, Inc.*	8,812
15	Tidewater, Inc.	910
192	Unit Corp.*	13,004
161	W&T Offshore, Inc.	5,661
297	Walter Industries, Inc.	27,859
226	Whiting Petroleum Corp.*	21,750
		1,218,731
	Financials — 5.3%

218	Affiliated Managers Group, Inc.*	20,758
148	Apartment Investment & Management Co., Class A (REIT)	5,245
185	Axis Capital Holdings Ltd.	6,185
147	Brown & Brown, Inc.	2,987
180	Camden Property Trust (REIT)	8,786
42	Capitol Federal Financial	1,836
319	CB Richard Ellis Group, Inc., Class A*	4,169
261	Digital Realty Trust, Inc. (REIT)	11,972
397	E*Trade Financial Corp.*	1,270
547	Eaton Vance Corp.	19,533
14	Erie Indemnity Co., Class A	647
30	Essex Property Trust, Inc. (REIT)	3,520
92	Federal Realty Investment Trust (REIT)	6,981
466	Federated Investors, Inc., Class B	15,583
396	Forest City Enterprises, Inc., Class A	11,389
638	General Growth Properties, Inc. (REIT)	16,543
262	GLG Partners, Inc.	2,172
158	HCP, Inc. (REIT)	5,723
57	Health Care REIT, Inc. (REIT)	2,957
961	Hudson City Bancorp, Inc.	17,721
377	IntercontinentalExchange, Inc.*	33,187
261	Invesco Ltd.	6,689
214	Investment Technology Group, Inc.*	6,848
808	Janus Capital Group, Inc.	21,792
16	Kilroy Realty Corp. (REIT)	801
366	Lazard Ltd., Class A	15,515
399	Macerich Co. (The) (REIT)	24,710
240	MF Global Ltd.*	1,769
235	MSCI, Inc., Class A*	7,015
393	Nasdaq OMX Group (The)*	12,847
47	Nationwide Health Properties, Inc. (REIT)	1,618
1,061	Northern Trust Corp.	85,294
107	Philadelphia Consolidated Holding Co.*	6,391
298	Plum Creek Timber Co., Inc. (REIT)	14,787
51	Rayonier, Inc. (REIT)	2,294
719	SEI Investments Co.	16,983
2,207	SLM Corp.*	36,438
414	St. Joe Co. (The)	15,430
1,386	T. Rowe Price Group, Inc.	82,273
282	Taubman Centers, Inc. (REIT)	13,688
1,297	TD Ameritrade Holding Corp.*	26,498
35	Transatlantic Holdings, Inc.	2,103
4	Tree.com, Inc.*	32
122	Ventas, Inc. (REIT)	5,541
463	Waddell & Reed Financial, Inc., Class A	14,909
39	WR Berkley Corp.	919
		622,348
	Health Care — 10.7%

37	Abraxis Bioscience, Inc.*	2,720
238	Advanced Medical Optics, Inc.*	5,148
1,628	Allergan, Inc.	90,956
105	AmerisourceBergen Corp.	4,306
731	Amylin Pharmaceuticals, Inc.*	16,067
133	APP Pharmaceuticals, Inc.*	3,148
900	Applied Biosystems, Inc.	32,841
171	Barr Pharmaceuticals, Inc.*	11,549
271	Beckman Coulter, Inc.	20,005
526	BioMarin Pharmaceutical, Inc.*	15,854
362	Cephalon, Inc.*	27,736
361	Cerner Corp.*	16,624
165	Charles River Laboratories International, Inc.*	10,826
208	Cigna Corp.	8,711
116	Community Health Systems, Inc.*	4,003
335	Covance, Inc.*	31,604
165	Coventry Health Care, Inc.*	5,778
530	CR Bard, Inc.	49,529
465	DaVita, Inc.*	26,686
794	Dentsply International, Inc.	31,117
293	Edwards Lifesciences Corp.*	17,349
582	Endo Pharmaceuticals Holdings, Inc.*	13,223
1,123	Express Scripts, Inc.*	82,439
141	Forest Laboratories, Inc.*	5,032
288	Gen-Probe, Inc.*	17,208
859	Health Management Associates, Inc., Class A*	4,991
31	Health Net, Inc.*	857
447	Henry Schein, Inc.*	26,141
45	Hill-Rom Holdings, Inc.	1,347
281	HLTH Corp.*	3,498
683	Hologic, Inc.*	14,493
122	Hospira, Inc.*	4,924
513	Humana, Inc.*	23,803
322	Idexx Laboratories, Inc.*	18,129
327	Illumina, Inc.*	28,165
190	ImClone Systems, Inc.*	12,236
211	IMS Health, Inc.	4,688

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
207	Intuitive Surgical, Inc.*	$61,121
210	Inverness Medical Innovations, Inc.*	7,459
150	Invitrogen Corp.*	6,369
302	Kinetic Concepts, Inc.*	10,618
594	Laboratory Corp. of America Holdings*	43,451
356	Lincare Holdings, Inc.*	11,748
294	Millipore Corp.*	22,053
299	Mylan, Inc.*	3,854
42	Omnicare, Inc.	1,355
647	Patterson Cos., Inc.*	21,053
215	Pediatrix Medical Group, Inc.*	12,244
282	PerkinElmer, Inc.	8,012
416	Perrigo Co.	14,556
570	Pharmaceutical Product Development, Inc.	23,256
693	Quest Diagnostics, Inc.	37,457
412	Resmed, Inc.*	19,282
575	Sepracor, Inc.*	10,580
1,812	St. Jude Medical, Inc.*	83,044
206	Techne Corp.*	15,897
1,447	Tenet Healthcare Corp.*	8,725
670	Varian Medical Systems, Inc.*	42,317
450	VCA Antech, Inc.*	13,833
750	Vertex Pharmaceuticals, Inc.*	20,145
490	Warner Chilcott Ltd., Class A*	7,840
534	Waters Corp.*	36,446
275	Watson Pharmaceuticals, Inc.*	8,335
223	WellCare Health Plans, Inc.*	9,313
		1,254,094
	Industrials — 16.0%

484	Aecom Technology Corp.*	15,469
355	AGCO Corp.*	21,879
76	Alliant Techsystems, Inc.*	7,997
569	Ametek, Inc.	27,619
670	AMR Corp.*	6,921
492	BE Aerospace, Inc.*	11,783
217	Brink’s Co. (The)	15,142
400	Bucyrus International, Inc.	27,940
35	Carlisle Cos., Inc.	1,134
910	CH Robinson Worldwide, Inc.	47,420
328	ChoicePoint, Inc.*	15,960
40	Con-way, Inc.	1,964
707	Cooper Industries Ltd., Class A	33,681
117	Copa Holdings SA, Class A	4,467
357	Copart, Inc.*	15,712
182	Corporate Executive Board Co. (The)	6,625
591	Corrections Corp. of America*	15,721
644	Covanta Holding Corp.*	17,916
1,084	Cummins, Inc.	70,633
788	Delta Air Lines, Inc.*	6,406
416	Donaldson Co., Inc.	18,267
884	Dover Corp.	43,652
211	Dun & Bradstreet Corp.	19,406
397	Eaton Corp.	29,052
368	Equifax, Inc.	13,001
1,138	Expeditors International of Washington, Inc.	41,070
689	Fastenal Co.	35,780
139	Flowserve Corp.	18,365
947	Fluor Corp.	75,883
769	Foster Wheeler Ltd.*	38,212
268	FTI Consulting, Inc.*	19,671
29	GATX Corp.	1,271
281	General Cable Corp.*	13,831
667	Goodrich Corp.	34,184
323	Graco, Inc.	12,322
450	Harsco Corp.	23,688
95	Hertz Global Holdings, Inc.*	903
130	Hubbell, Inc., Class B	5,656
391	IDEX Corp.	14,494
293	Ingersoll-Rand Co., Ltd., Class A	10,821
955	Iron Mountain, Inc.*	27,609
735	ITT Corp.	46,856
650	Jacobs Engineering Group, Inc.*	47,983
435	JB Hunt Transport Services, Inc.	15,856
148	John Bean Technologies Corp.*	1,924
578	Joy Global, Inc.	41,061
397	Kansas City Southern*	20,418
735	KBR, Inc.	18,044
86	Kennametal, Inc.	3,030
288	Kirby Corp.*	13,188
507	L-3 Communications Holdings, Inc.	52,698
281	Landstar System, Inc.	13,775
249	Lennox International, Inc.	9,213
155	Lincoln Electric Holdings, Inc.	12,519
694	Manitowoc Co., Inc. (The)	17,475
32	Manpower, Inc.	1,538
1,209	McDermott International, Inc.*	41,989
638	Monster Worldwide, Inc.*	12,467
236	MSC Industrial Direct Co., Class A	12,019
277	Oshkosh Corp.	4,271
655	Pall Corp.	26,600
895	Parker Hannifin Corp.	57,343
1,001	Pitney Bowes, Inc.	34,184
743	Precision Castparts Corp.	76,722
713	Quanta Services, Inc.*	22,773
765	Republic Services, Inc.	25,146
763	Robert Half International, Inc.	19,533
783	Rockwell Automation, Inc.	36,965
858	Rockwell Collins, Inc.	45,122
477	Roper Industries, Inc.	28,181
101	Ryder System, Inc.	6,517
442	Shaw Group, Inc. (The)*	21,897
285	SPX Corp.	33,986
460	Stericycle, Inc.*	27,278
215	SunPower Corp., Class A*	20,973
1,330	Textron, Inc.	54,663
22	Timken Co.	711
200	Toro Co.	8,174
81	URS Corp.*	3,885
198	USG Corp.*	5,496
480	UTi Worldwide, Inc.	9,648
101	Valmont Industries, Inc.	10,781
165	WESCO International, Inc.*	6,343
408	WW Grainger, Inc.	36,732
		1,875,504
	Information Technology — 17.3%

1,584	Activision Blizzard, Inc.*	51,987
405	Advanced Micro Devices, Inc.*	2,547
133	Affiliated Computer Services, Inc., Class A*	7,081
1,948	Agilent Technologies, Inc.*	67,712
898	Akamai Technologies, Inc.*	20,564
359	Alliance Data Systems Corp.*	23,062
1,600	Altera Corp.	36,224
444	Amdocs Ltd.*	13,404
936	Amphenol Corp., Class A	44,479
1,548	Analog Devices, Inc.	43,282
452	Ansys, Inc.*	20,046
45	Arrow Electronics, Inc.*	1,494
1,517	Atmel Corp.*	6,356

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
1,192	Autodesk, Inc.*	$42,352
352	Avnet, Inc.*	10,331
22	AVX Corp.	253
1,019	BMC Software, Inc.*	33,179
2,743	Broadcom Corp., Class A*	65,997
747	Broadridge Financial Solutions, Inc.	14,918
283	Brocade Communications Systems, Inc.*	2,100
968	CA, Inc.	23,145
465	Ciena Corp.*	8,082
979	Citrix Systems, Inc.*	29,634
1,542	Cognizant Technology Solutions Corp., Class A*	45,211
373	CommScope, Inc.*	18,266
820	Compuware Corp.*	9,373
198	Cree, Inc.*	4,615
803	Cypress Semiconductor Corp.*	26,033
294	Diebold, Inc.	11,657
269	Dolby Laboratories, Inc., Class A*	10,948
194	DST Systems, Inc.*	11,979
16	EchoStar Corp., Class A*	501
1,699	Electronic Arts, Inc.*	82,928
174	Equinix, Inc.*	14,007
437	F5 Networks, Inc.*	14,906
228	Factset Research Systems, Inc.	14,298
236	Fidelity National Information Services, Inc.	5,157
875	Fiserv, Inc.*	45,377
733	Flir Systems, Inc.*	26,168
308	Genpact Ltd.*	4,358
425	Global Payments, Inc.	20,489
719	Harris Corp.	37,647
520	Hewitt Associates, Inc., Class A*	20,909
64	IAC/InterActiveCorp*	1,054
411	Integrated Device Technology, Inc.*	4,352
85	International Rectifier Corp.*	1,777
225	Intersil Corp., Class A	5,272
1,713	Intuit, Inc.*	51,510
182	Itron, Inc.*	18,852
538	Jabil Circuit, Inc.	9,071
643	JDS Uniphase Corp.*	6,533
2,801	Juniper Networks, Inc.*	71,986
849	Kla-Tencor Corp.	31,464
610	Lam Research Corp.*	22,424
118	Lender Processing Services, Inc.*	3,929
1,184	Linear Technology Corp.	38,646
2,578	LSI Corp.*	17,144
2,588	Marvell Technology Group Ltd.*	36,517
725	McAfee, Inc.*	28,681
1,215	MEMC Electronic Materials, Inc.*	59,644
479	Metavante Technologies, Inc.*	11,324
185	Mettler Toledo International, Inc.*	19,462
987	Microchip Technology, Inc.	31,594
508	Micron Technology, Inc.*	2,154
205	Molex, Inc.	4,945
302	National Instruments Corp.	9,749
1,224	National Semiconductor Corp.	26,230
805	NCR Corp.*	21,300
1,833	NetApp, Inc.*	46,705
414	NeuStar, Inc., Class A*	9,940
846	Novell, Inc.*	5,440
160	Novellus Systems, Inc.*	3,627
920	Nuance Communications, Inc.*	14,536
2,960	Nvidia Corp.*	37,414
2,117	ON Semiconductor Corp.*	20,048
1,727	Paychex, Inc.	58,856
557	Rambus, Inc.*	9,798
1,017	Red Hat, Inc.*	21,357
165	SAIC, Inc.*	3,308
561	Salesforce.com, Inc.*	31,427
236	SanDisk Corp.*	3,413
1,252	Seagate Technology	18,667
260	Silicon Laboratories, Inc.*	8,765
151	Sohu.com, Inc.*	11,370
40	Tech Data Corp.*	1,366
470	Teradata Corp.*	11,548
574	Teradyne, Inc.*	5,355
873	Total System Services, Inc.	17,390
648	Trimble Navigation Ltd.*	21,935
1,048	Unisys Corp.*	4,286
396	Varian Semiconductor Equipment Associates, Inc.*	12,791
1,039	VeriSign, Inc.*	33,217
41	WebMD Health Corp., Class A*	1,298
1,181	Western Digital Corp.*	32,194
1,490	Xilinx, Inc.	38,710
324	Zebra Technologies Corp., Class A*	10,115
		2,023,546
	Materials — 4.5%

442	Airgas, Inc.	26,184
598	AK Steel Holding Corp.	31,461
488	Albemarle Corp.	19,393
540	Allegheny Technologies, Inc.	26,460
68	Aptargroup, Inc.	2,746
78	Ball Corp.	3,582
16	Carpenter Technology Corp.	621
701	Celanese Corp., Class A	27,031
92	Century Aluminum Co.*	4,486
301	CF Industries Holdings, Inc.	45,872
105	Chemtura Corp.	692
570	Cleveland-Cliffs, Inc.	57,695
857	Crown Holdings, Inc.*	23,773
207	Eagle Materials, Inc.	6,320
931	Ecolab, Inc.	42,584
155	FMC Corp.	11,399
178	Greif, Inc., Class A	12,302
94	Huntsman Corp.	1,227
430	International Flavors & Fragrances, Inc.	17,290
104	Intrepid Potash, Inc.*	4,925
204	Martin Marietta Materials, Inc.	23,032
699	Nalco Holding Co.	15,986
254	Owens-Illinois, Inc.*	11,328
129	Packaging Corp. of America	3,322
96	PPG Industries, Inc.	6,035
597	Rohm & Haas Co.	44,805
15	Schnitzer Steel Industries, Inc., Class A	1,026
182	Scotts Miracle-Gro Co. (The), Class A	4,867
363	Sigma-Aldrich Corp.	20,604
258	Steel Dynamics, Inc.	6,406
488	Terra Industries, Inc.	24,522
84	Titanium Metals Corp.	1,210
12	Valhi, Inc.	220
		529,406
	Telecommunication Services — 2.4%

2,116	American Tower Corp., Class A*	87,454
320	Clearwire Corp., Class A*	3,152
312	Crown Castle International Corp.*	11,669
396	Embarq Corp.	18,675
384	Frontier Communications Corp.	4,827
25	Leap Wireless International, Inc.*	1,117

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
8,282	Level 3 Communications, Inc.*	$28,407
1,300	MetroPCS Communications, Inc.*	21,931
894	NII Holdings, Inc.*	46,953
3,989	Qwest Communications International, Inc.	15,079
580	SBA Communications Corp., Class A*	20,260
236	Telephone & Data Systems, Inc.	9,062
37	U.S. Cellular Corp.*	1,935
1,189	Windstream Corp.	14,767
		285,288
	Utilities — 3.4%

3,585	AES Corp. (The)*	54,707
897	Allegheny Energy, Inc.	40,661
1,889	Calpine Corp.*	34,002
1,109	Centerpoint Energy, Inc.	17,611
871	Constellation Energy Group, Inc.	58,104
47	DPL, Inc.	1,167
72	Energen Corp.	4,020
698	Equitable Resources, Inc.	34,837
634	Mirant Corp.*	18,754
475	NRG Energy, Inc.*	17,879
1,991	PPL Corp.	87,146
350	Questar Corp.	18,162
330	Sierra Pacific Resources	3,709
		390,759
	Total Common Stock (Cost $10,959,175)	10,388,215

No. of Rights
	Rights — 0.0%
767	Republic Services, Inc., expiring 07/27/09 at $125.00*	—
	Total Rights (Cost $—)	—

Principal Amount
	Repurchase Agreements — 11.1%
$516,654	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $516,775(b)	516,654
227,995	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $228,049(c)	227,995
154,225	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $154,261(d)	154,225
6,195	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $6,196(e)	6,195
277,605	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $277,670(f)	277,605
115,669	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $115,696(g)	115,669
	Total Repurchase Agreements (Cost $1,298,343)	1,298,343
	Total Investments (Cost $12,257,518) — 99.9%	11,686,558
	Other assets less liabilities — 0.1%	14,806
	Net Assets — 100.0%	$11,701,364

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $526,987. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $232,556. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $157,310. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $6,319. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $283,157. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $117,982. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$381,400
Aggregate gross unrealized depreciation	(1,112,766)
Net unrealized depreciation	$(731,366)
Federal income tax cost of investments	$12,417,924

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell MidCap® Growth Index	09/08/08	$3,059,580	$(19,654)

Equity Index Swap Agreement based on the Russell MidCap® Growth Index	09/08/08	9,940,455	14,935

			$(4,719)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of  Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 91.4%
	Consumer Discretionary — 11.3%

873	99 Cents Only Stores*	$7,473
1,891	Aaron Rents, Inc.	54,007
498	AFC Enterprises*	4,517
853	AH Belo Corp., Class A	4,137
1,920	American Axle & Manufacturing Holdings, Inc.	9,331
2,035	American Greetings Corp., Class A	32,723
418	America’s Car-Mart, Inc.*	7,904
1,059	Ameristar Casinos, Inc.	17,516
3,071	ArvinMeritor, Inc.	46,096
1,331	Asbury Automotive Group, Inc.	16,158
885	ATC Technology Corp.*	21,435
727	Audiovox Corp., Class A*	7,096
1,635	Beazer Homes USA, Inc.	11,380
1,241	Bebe Stores, Inc.	12,038
3,714	Belo Corp., Class A	27,224
910	Big 5 Sporting Goods Corp.	8,172
158	BJ’s Restaurants, Inc.*	1,839
7,375	Blockbuster, Inc., Class A*	17,700
535	Bluegreen Corp.*	6,120
1,018	Blyth, Inc.	16,095
1,292	Bob Evans Farms, Inc.	36,266
1,205	Borders Group, Inc.	8,435
390	Brookfield Homes Corp.	5,004
1,764	Brown Shoe Co., Inc.	26,813
3,650	Brunswick Corp.	50,333
692	Build-A-Bear Workshop, Inc.*	5,135
1,637	Cabela’s, Inc.*	20,053
192	Cache, Inc.*	2,248
229	California Pizza Kitchen, Inc.*	3,293
2,762	Callaway Golf Co.	37,508
2,359	Carter’s, Inc.*	43,429
1,553	Casual Male Retail Group, Inc.*	5,932
936	Cato Corp. (The), Class A	16,483
61	Cavco Industries, Inc.*	2,136
298	CBRL Group, Inc.	7,700
104	CEC Entertainment, Inc.*	3,563
1,664	Champion Enterprises, Inc.*	8,137
734	Charlotte Russe Holding, Inc.*	8,669
4,721	Charming Shoppes, Inc.*	25,493
9,673	Charter Communications, Inc., Class A*	10,157
145	Cherokee, Inc.	3,194
5,052	Chico’s FAS, Inc.*	28,998
973	Childrens Place Retail Stores, Inc. (The)*	40,817
469	Christopher & Banks Corp.	4,512
399	Churchill Downs, Inc.	17,724
794	Cinemark Holdings, Inc.	11,664
7,036	Circuit City Stores, Inc.	12,665
7,552	Citadel Broadcasting Corp.*	7,400
932	CKX, Inc.*	7,428
2,664	Collective Brands, Inc.*	38,681
516	Columbia Sportswear Co.	20,841
408	Conn’s, Inc.*	7,801
2,455	Cooper Tire & Rubber Co.	23,470
392	Core-Mark Holding Co., Inc.*	11,564
1,069	Cox Radio, Inc., Class A*	11,919
257	CROCS, Inc.*	1,067
258	Crown Media Holdings, Inc., Class A*	1,298
326	CSS Industries, Inc.	8,688
1,099	Cumulus Media, Inc., Class A*	5,154
4,125	Dana Holding Corp.*	26,152
2,378	Dillard’s, Inc., Class A	30,367
1,635	Domino’s Pizza, Inc.*	21,909
457	Dorman Products, Inc.*	5,845
1,875	Dress Barn, Inc.*	30,488
750	Drew Industries, Inc.*	12,023
241	DSW, Inc., Class A*	3,502
87	Einstein Noah Restaurant Group, Inc.*	1,026
1,070	Entercom Communications Corp., Class A	6,538
1,250	Entravision Communications Corp., Class A*	4,000
1,026	Ethan Allen Interiors, Inc.	27,846
1,219	Finish Line (The), Class A	14,738
279	Fisher Communications, Inc.	9,701
1,664	Fred’s, Inc., Class A	23,329
26	Fuel Systems Solutions, Inc.*	1,348
1,732	Furniture Brands International, Inc.	15,501
193	G-III Apparel Group Ltd.*	3,572
1,318	GateHouse Media, Inc.	857
1,702	Gaylord Entertainment Co.*	58,974
799	Genesco, Inc.*	29,251
1,780	Gray Television, Inc.	4,379
1,004	Great Wolf Resorts, Inc.*	5,251
966	Group 1 Automotive, Inc.	20,441
332	Gymboree Corp.*	13,031
1,334	Harte-Hanks, Inc.	16,475
538	Haverty Furniture Cos., Inc.	5,940
3,716	Hayes Lemmerz International, Inc.*	9,401
1,259	Helen of Troy Ltd.*	30,279
385	Hooker Furniture Corp.	6,483
1,822	HOT Topic, Inc.*	11,315
1,933	Hovnanian Enterprises, Inc., Class A*	13,802
697	Iconix Brand Group, Inc.*	9,012
6,143	Idearc, Inc.	10,136
801	Interactive Data Corp.	24,110
658	Isle of Capri Casinos, Inc.*	4,711
928	Jack in the Box, Inc.*	22,021
1,185	Jackson Hewitt Tax Service, Inc.	20,346
1,142	Jakks Pacific, Inc.*	28,493
1,057	Jo-Ann Stores, Inc.*	26,393
598	JOS. A. Bank Clothiers, Inc.*	15,542
1,759	Journal Communications, Inc., Class A	8,988
375	Kenneth Cole Productions, Inc., Class A	6,022
1,182	Knology, Inc.*	11,938
1,080	K-Swiss, Inc., Class A	18,522
486	Landry’s Restaurants, Inc.	9,360
2,143	La-Z-Boy, Inc.	16,223
2,671	Lear Corp.*	33,548
1,871	Lee Enterprises, Inc.	7,016
91	Libbey, Inc.	846
1,114	Lin TV Corp., Class A*	6,851
92	Lincoln Educational Services Corp.*	1,383
3,158	Live Nation, Inc.*	50,686
676	Lodgian, Inc.*	5,719
899	Luby’s, Inc.*	6,671
584	M/I Homes, Inc.	10,459
470	Maidenform Brands, Inc.*	7,097
844	Marcus Corp.	14,500
277	Marine Products Corp.	2,252
681	MarineMax, Inc.*	5,394
70	Matthews International Corp., Class A	3,518
2,371	McClatchy Co., Class A	8,607
953	Media General, Inc., Class A	11,722
1,640	Mediacom Communications Corp., Class A*	13,776
1,910	Men’s Wearhouse, Inc. (The)	41,829

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
1,279	Meritage Homes Corp.*	$29,954
1,345	Modine Manufacturing Co.	21,278
276	Monarch Casino & Resort, Inc.*	3,696
624	Monro Muffler, Inc.	12,936
112	Morgans Hotel Group Co.*	1,915
663	Movado Group, Inc.	15,375
171	National Presto Industries, Inc.	13,222
950	Nautilus, Inc.*	5,054
814	New York & Co., Inc.*	9,605
755	O’Charleys, Inc.	7,558
1,429	Orbitz Worldwide, Inc.*	8,817
670	Outdoor Channel Holdings, Inc.*	5,353
593	Oxford Industries, Inc.	13,550
2,957	Pacific Sunwear of California*	18,718
412	Palm Harbor Homes, Inc.*	3,708
205	Papa John’s International, Inc.*	5,724
1,759	PEP Boys-Manny Moe & Jack	15,479
234	Perry Ellis International, Inc.*	3,992
70	PF Chang’s China Bistro, Inc.*	1,819
3,099	Pier 1 Imports, Inc.*	13,698
2,499	Pinnacle Entertainment, Inc.*	27,714
376	Playboy Enterprises, Inc., Class B*	1,602
162	Polaris Industries, Inc.	7,305
379	Pool Corp.	9,195
1,050	Primedia, Inc.	3,045
5,252	Quiksilver, Inc.*	40,493
2,867	R.H. Donnelley Corp.*	10,751
774	Raser Technologies, Inc.*	6,649
725	RC2 Corp.*	18,248
733	RCN Corp.*	10,159
74	Red Robin Gourmet Burgers, Inc.*	1,976
1,793	Regis Corp.	49,236
2,781	Rent-A-Center, Inc.*	63,017
1,143	Retail Ventures, Inc.*	5,349
347	Rex Stores Corp.*	4,483
85	Riviera Holdings Corp.*	983
2,155	Ruby Tuesday, Inc.*	15,063
699	Russ Berrie & Co., Inc.*	5,305
371	Ruth’s Hospitality Group, Inc.*	1,688
1,766	Ryland Group, Inc.	40,936
267	Sally Beauty Holdings, Inc.*	2,280
1,003	Scholastic Corp.	26,178
1,843	Sealy Corp.	12,330
370	Shoe Carnival, Inc.*	6,038
1,415	Sinclair Broadcast Group, Inc., Class A	10,032
3,031	Six Flags, Inc.*	3,304
1,272	Skechers U.S.A., Inc., Class A*	24,321
284	Skyline Corp.	6,495
1,087	Sonic Automotive, Inc., Class A	11,696
392	Sonic Corp.*	5,680
1,247	Spartan Motors, Inc.	5,898
567	Speedway Motorsports, Inc.	12,548
1,597	Stage Stores, Inc.	25,424
5,167	Standard Pacific Corp.*	16,534
1,197	Steak N Shake Co. (The)*	9,313
1,052	Stein Mart, Inc.	4,155
286	Steiner Leisure Ltd.*	10,124
286	Steinway Musical Instruments, Inc.*	8,268
736	Steven Madden Ltd.*	18,510
3,485	Stewart Enterprises, Inc., Class A	32,620
610	Stoneridge, Inc.*	7,747
961	Superior Industries International, Inc.	16,885
277	Syms Corp.*	4,631
272	Systemax, Inc.	4,194
1,018	Talbots, Inc.	13,916
1,189	Tempur-Pedic International, Inc.	13,448
1,942	Tenneco, Inc.*	28,373
1,992	Timberland Co., Class A*	33,585
349	Tractor Supply Co.*	14,874
2,259	Triarc Cos, Inc., Class B	13,125
1,262	Tuesday Morning Corp.*	5,313
214	Tween Brands, Inc.*	2,324
1,881	Unifi, Inc.*	7,505
598	Unifirst Corp.	25,732
43	Universal Electronics, Inc.*	1,127
561	Universal Technical Institute, Inc.*	9,627
73	Vail Resorts, Inc.*	3,211
1,023	Valassis Communications, Inc.*	9,626
4,013	Visteon Corp.*	12,922
2,961	Westwood One, Inc.*	2,458
131	Weyco Group, Inc.	4,164
1,480	Zale Corp.*	40,419
		2,909,690
	Consumer Staples — 3.7%
33	Alico, Inc.	1,424
1,045	Alliance One International, Inc.*	4,201
90	American Dairy, Inc.*	901
754	Andersons, Inc. (The)	33,900
3	Arden Group, Inc., Class A	500
838	B&G Foods, Inc., Class A	6,754
48	Cal-Maine Foods, Inc.	1,896
2,114	Casey’s General Stores, Inc.	61,306
2,683	Central Garden and Pet Co., Class A*	14,220
43	Chattem, Inc.*	3,015
1,805	Chiquita Brands International, Inc.*	26,497
1,017	Elizabeth Arden, Inc.*	20,808
281	Farmer Bros Co.	7,323
1,279	Flowers Foods, Inc.	33,817
1,748	Fresh Del Monte Produce, Inc.*	40,571
941	Great Atlantic & Pacific Tea Co.*	15,357
139	Griffin Land & Nurseries, Inc.	4,793
1,506	Hain Celestial Group, Inc.*	39,141
496	Imperial Sugar Co.	6,959
524	Ingles Markets, Inc., Class A	12,948
552	Inter Parfums, Inc.	7,833
590	J&J Snack Foods Corp.	19,877
889	Lance, Inc.	18,216
713	Longs Drug Stores Corp.	51,086
553	Mannatech, Inc.	2,450
531	Nash Finch Co.	21,622
417	National Beverage Corp.*	3,803
700	Nu Skin Enterprises, Inc., Class A	11,725
765	Omega Protein Corp.*	10,389
763	Pantry, Inc. (The)*	13,993
1,694	Pilgrim’s Pride Corp.	21,751
1,407	Prestige Brands Holdings, Inc.*	13,367
2,101	Ralcorp Holdings, Inc.*	129,001
745	Reddy Ice Holdings, Inc.	6,273
1,658	Ruddick Corp.	52,791
709	Sanderson Farms, Inc.	24,326
365	Schiff Nutrition International, Inc.*	2,442
606	Smart Balance, Inc.*	3,878
802	Spartan Stores, Inc.	18,238
1,669	Spectrum Brands, Inc.*	2,837
2,188	Star Scientific, Inc.*	7,045
324	Susser Holdings Corp.*	6,062
657	Tootsie Roll Industries, Inc.	18,711
1,301	TreeHouse Foods, Inc.*	36,116
1,238	United Natural Foods, Inc.*	23,794
1,059	Universal Corp.	54,983
133	Village Super Market, Class A	5,976

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
365	WD-40 Co.	$12,735
460	Weis Markets, Inc.	17,411
951	Winn-Dixie Stores, Inc.*	13,428
		968,490
	Energy — 4.1%

1,168	Allis-Chalmers Energy, Inc.*	16,889
451	Alon USA Energy, Inc.	5,498
1,157	American Oil & Gas, Inc.*	3,321
841	Aventine Renewable Energy Holdings, Inc.*	5,382
651	Berry Petroleum Co., Class A	27,095
818	Bill Barrett Corp.*	32,213
1,529	BMB Munai, Inc.*	7,645
1,926	Brigham Exploration Co.*	26,136
1,009	Bristow Group, Inc.*	41,137
1,095	Bronco Drilling Co., Inc.*	17,356
1,709	Cal Dive International, Inc.*	19,739
873	Callon Petroleum Co.*	17,346
451	Cheniere Energy, Inc.*	1,696
2,001	Complete Production Services, Inc.*	59,129
110	Dawson Geophysical Co.*	6,900
552	Delek U.S. Holdings, Inc.	4,361
868	DHT Maritime, Inc.	7,734
4,686	Energy XXI Bermuda Ltd.*	21,930
367	EXCO Resources, Inc.*	9,718
90	Geokinetics, Inc.*	1,762
670	GeoMet, Inc.*	4,677
430	GMX Resources, Inc.*	29,171
237	Golar LNG Ltd.	3,801
5,717	Grey Wolf, Inc.*	49,795
227	Gulfmark Offshore, Inc.*	11,373
741	Gulfport Energy Corp.*	9,885
1,470	Harvest Natural Resources, Inc.*	16,288
966	Hornbeck Offshore Services, Inc.*	42,562
409	Lufkin Industries, Inc.	37,951
3,233	Meridian Resource Corp.*	8,761
95	National Coal Corp.*	790
3,744	Newpark Resources*	32,123
1,047	Nordic American Tanker Shipping	36,833
6,513	Oilsands Quest, Inc.*	27,029
381	Pacific Ethanol, Inc.*	785
3,869	Parker Drilling Co.*	35,866
922	Petroquest Energy, Inc.*	17,048
185	PHI, Inc. (Non-Voting)*	7,106
1,818	Pioneer Drilling Co.*	30,470
84	Quest Resource Corp.*	404
972	RAM Energy Resources, Inc.*	4,442
2,143	Rosetta Resources, Inc.*	49,825
1,187	Stone Energy Corp.*	56,584
231	Superior Well Services, Inc.*	7,614
1,273	Swift Energy Co.*	59,462
705	Toreador Resources Corp.*	6,098
529	Trico Marine Services, Inc.*	12,564
1,461	TXCO Resources, Inc.*	17,693
382	Union Drilling, Inc.*	5,432
388	Uranium Resources, Inc.*	892
3,215	USEC, Inc.*	18,518
1,690	Vaalco Energy, Inc.*	13,233
4,276	VeraSun Energy Corp.*	24,630
1,244	Western Refining, Inc.	11,246
33	Westmoreland Coal Co.*	666
1,198	World Fuel Services Corp.	34,514
		1,059,118
	Financials — 30.9%
622	1st Source Corp.	13,516
1,019	Abington Bancorp, Inc.	10,078
693	Acadia Realty Trust (REIT)	16,459
1,205	Advance America Cash Advance Centers, Inc.	5,929
1,596	Advanta Corp., Class B	12,177
325	Agree Realty Corp. (REIT)	8,752
30	Alexander’s, Inc. (REIT)*	11,523
11,955	AMBAC Financial Group, Inc.	85,598
524	AmCOMP, Inc.*	6,288
822	Amcore Financial, Inc.	7,225
1,763	American Campus Communities, Inc. (REIT)	53,454
416	American Capital Agency Corp.	7,883
2,276	American Equity Investment Life Holding Co.	20,916
350	American Physicians Capital, Inc.	14,805
442	American Safety Insurance Holdings Ltd.*	6,387
565	Ameris Bancorp	6,791
784	Amerisafe, Inc.*	14,496
268	Ames National Corp.	6,153
820	Ampal-American Israel Corp., Class A*	3,895
622	Amtrust Financial Services, Inc.	8,745
793	Anchor Bancorp Wisconsin, Inc.	6,090
2,449	Anthracite Capital, Inc. (REIT)	13,788
3,437	Anworth Mortgage Asset Corp. (REIT)	22,478
5,928	Apollo Investment Corp.	104,926
591	Arbor Realty Trust, Inc. (REIT)	5,207
4,049	Ares Capital Corp.	48,952
834	Argo Group International Holdings Ltd.*	31,350
381	Arrow Financial Corp.	9,403
4,990	Ashford Hospitality Trust, Inc. (REIT)	22,655
3,559	Aspen Insurance Holdings Ltd.	96,449
124	Asset Acceptance Capital Corp.*	1,344
227	Associated Estates Realty Corp. (REIT)	3,337
2,325	Assured Guaranty Ltd.	37,805
254	Avatar Holdings, Inc.*	8,075
358	Baldwin & Lyons, Inc., Class B	7,633
308	Bancfirst Corp.	14,827
1,137	Banco Latinoamericano de Exportaciones S.A., Class E	20,580
731	BancTrust Financial Group, Inc.	6,170
2,010	Bank Mutual Corp.	24,221
515	Bank of the Ozarks, Inc.	11,521
820	BankFinancial Corp.	12,234
585	Banner Corp.	6,183
1,365	Beneficial Mutual Bancorp, Inc.*	15,834
437	Berkshire Hills Bancorp, Inc.	11,624
647	BGC Partners, Inc., Class A*	4,264
2,989	BioMed Realty Trust, Inc. (REIT)	80,045
542	BlackRock Kelso Capital Corp.	6,065
2,275	Boston Private Financial Holdings, Inc.	20,339
832	Broadpoint Securities Group, Inc.*	2,787
2,426	Brookline Bancorp, Inc.	24,939
141	Brooklyn Federal Bancorp, Inc.	2,115
287	Bryn Mawr Bank Corp.	6,360
838	Calamos Asset Management, Inc., Class A	17,958
321	Camden National Corp.	10,397
491	Capital City Bank Group, Inc.	11,897
127	Capital Southwest Corp.	17,023
693	Capital Trust, Inc./NY, Class A (REIT)	8,358

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
600	Capitol Bancorp Ltd.	$9,222
1,865	CapLease, Inc. (REIT)	15,386
2,350	Capstead Mortgage Corp. (REIT)	27,589
374	Cardinal Financial Corp.	3,175
553	Care Investment Trust, Inc. (REIT)	6,072
928	Cascade Bancorp	7,405
680	Cash America International, Inc.	28,145
1,394	Castlepoint Holdings Ltd.	15,780
2,060	Cathay General Bancorp	39,882
1,595	Cedar Shopping Centers, Inc. (REIT)	20,895
385	Centerstate Banks of Florida, Inc.	5,502
1,197	Central Pacific Financial Corp.	14,244
993	Chemical Financial Corp.	28,628
1,406	Chimera Investment Corp. (REIT)	8,928
374	Citizens & Northern Corp.	7,065
3,997	Citizens Republic Bancorp, Inc.	14,669
1,557	Citizens, Inc./TX*	11,086
570	City Bank/WA	6,926
672	City Holding Co.	28,096
437	Clifton Savings Bancorp, Inc.	4,816
697	CNA Surety Corp.*	11,201
786	CoBiz Financial, Inc.	8,434
440	Cogdell Spencer, Inc. (REIT)	8,545
265	Cohen & Steers, Inc.	7,712
8,412	Colonial BancGroup, Inc. (The)	53,164
1,976	Colonial Properties Trust (REIT)	37,366
754	Columbia Banking System, Inc.	10,556
1,247	Community Bank System, Inc.	28,182
625	Community Trust Bancorp, Inc.	20,963
993	Compass Diversified Holdings	12,750
671	CompuCredit Corp.*	3,482
76	Consolidated-Tomoka Land Co.	3,138
1,620	Corporate Office Properties Trust SBI MD (REIT)	63,342
1,571	Corus Bankshares, Inc.	6,237
757	Cousins Properties, Inc. (REIT)	18,917
1,007	Crawford & Co., Class B*	14,380
89	Credit Acceptance Corp.*	1,490
2,757	CVB Financial Corp.	29,638
418	Danvers Bancorp, Inc.	4,999
18	Darwin Professional Underwriters, Inc.*	569
7,156	DCT Industrial Trust, Inc. (REIT)	53,384
1,722	Delphi Financial Group, Inc., Class A	46,201
3,950	DiamondRock Hospitality Co. (REIT)	36,380
981	Dime Community Bancshares	16,108
488	Donegal Group, Inc., Class A	8,774
210	Doral Financial Corp.*	2,720
844	Downey Financial Corp.	1,840
199	DuPont Fabros Technology, Inc. (REIT)	3,494
2,644	East West Bancorp, Inc.	32,971
712	EastGroup Properties, Inc. (REIT)	31,656
1,188	Education Realty Trust, Inc. (REIT)	13,020
244	EMC Insurance Group, Inc.	5,929
1,944	Employers Holdings, Inc.	33,787
268	Encore Bancshares, Inc.*	4,441
570	Encore Capital Group, Inc.*	7,239
98	Enstar Group Ltd.*	11,496
225	Enterprise Financial Services Corp.	4,221
1,276	Entertainment Properties Trust (REIT)	69,249
63	Epoch Holding Corp.	730
304	Equity Lifestyle Properties, Inc. (REIT)	15,103
1,342	Equity One, Inc. (REIT)	28,169
708	ESSA Bancorp, Inc.	9,473
411	Evercore Partners, Inc., Class A	5,450
3,311	Extra Space Storage, Inc. (REIT)	52,148
259	Farmers Capital Bank Corp.	7,736
534	FBL Financial Group, Inc., Class A	12,255
1,161	FBR Capital Markets Corp. (REIT)*	5,631
395	Federal Agricultural Mortgage Corp., Class C	11,574
2,621	FelCor Lodging Trust, Inc. (REIT)	20,994
1,061	Financial Federal Corp.	26,493
457	Financial Institutions, Inc.	8,029
719	First Acceptance Corp.*	2,358
361	First Bancorp, Inc./ME	6,559
598	First Bancorp/NC	8,970
2,965	First Bancorp/Puerto Rico	28,019
1,059	First Busey Corp.	14,995
54	First Cash Financial Services, Inc.*	1,001
3,050	First Commonwealth Financial Corp.	34,862
378	First Community Bancshares, Inc./VA	12,070
1,562	First Financial Bancorp	20,337
711	First Financial Bankshares, Inc.	34,889
471	First Financial Corp./IN	19,537
486	First Financial Holdings, Inc.	10,614
952	First Financial Northwest, Inc.	9,682
1,846	First Industrial Realty Trust, Inc. (REIT)	43,547
1,380	First Marblehead Corp. (The)	5,686
759	First Merchants Corp.	14,641
493	First Mercury Financial Corp.*	7,262
2,024	First Midwest Bancorp, Inc./IL	45,297
4,572	First Niagara Financial Group, Inc.	68,397
707	First Place Financial Corp./OH	7,183
1,019	First Potomac Realty Trust (REIT)	16,926
335	First South Bancorp, Inc./NC	5,919
570	FirstFed Financial Corp.*	8,949
3,370	FirstMerit Corp.	68,209
2,168	Flagstar Bancorp, Inc.	9,604
1,255	Flagstone Reinsurance Holdings Ltd.	15,436
892	Flushing Financial Corp.	15,512
3,584	FNB Corp./PA	42,040
1,373	Forestar Real Estate Group, Inc.*	27,680
257	Fox Chase Bancorp, Inc.*	3,123
344	Fpic Insurance Group, Inc.*	17,771
2,462	Franklin Street Properties Corp. (REIT)	31,341
6,163	Friedman Billings Ramsey Group, Inc., Class A (REIT)	11,278
1,959	Frontier Financial Corp.	21,843
430	FX Real Estate and Entertainment, Inc.*	546
215	GAMCO Investors, Inc., Class A	10,191
723	Getty Realty Corp. (REIT)	15,132
2,249	Glacier Bancorp, Inc.	47,949
879	Gladstone Capital Corp.	13,765
920	Gladstone Investment Corp.	6,688
1,575	Glimcher Realty Trust (REIT)	15,892
1,735	Gramercy Capital Corp./NY (REIT)	11,607
542	Green Bankshares, Inc.	8,374
1,201	Greenlight Capital Re Ltd., Class A*	24,621
229	Grubb & Ellis Co.	795
2,195	Guaranty Bancorp*	12,358
1,552	Guaranty Financial Group, Inc.*	7,434
245	Hallmark Financial Services*	2,261
995	Hancock Holding Co.	48,805
1,552	Hanmi Financial Corp.	7,931
544	Harleysville Group, Inc.	19,731
1,307	Harleysville National Corp.	19,213

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
1,078	Harris & Harris Group, Inc.*	$7,891
479	Hatteras Financial Corp. (REIT)	11,855
2,115	Healthcare Realty Trust, Inc. (REIT)	60,637
546	Heartland Financial USA, Inc.	11,755
1,369	Hercules Technology Growth Capital, Inc.	14,251
432	Heritage Commerce Corp.	5,193
2,006	Hersha Hospitality Trust (REIT)	14,523
2,260	Highwoods Properties, Inc. (REIT)	81,970
1,517	Hilb Rogal & Hobbs Co.	69,099
1,877	Hilltop Holdings, Inc.*	19,540
554	Home Bancshares, Inc./AR	13,323
274	Home Federal Bancorp, Inc./ID	3,014
753	Home Properties, Inc. (REIT)	39,721
1,693	Horace Mann Educators Corp.	25,226
537	IBERIABANK Corp.	29,122
270	Independence Holding Co.	3,548
678	Independent Bank Corp./MA	18,753
638	Infinity Property & Casualty Corp.	29,667
1,618	Inland Real Estate Corp. (REIT)	24,335
861	Integra Bank Corp.	5,519
2,126	International Bancshares Corp.	54,936
1,836	Investors Bancorp, Inc.*	26,861
2,393	Investors Real Estate Trust (REIT)	24,720
2,086	IPC Holdings Ltd.	66,064
948	JER Investors Trust, Inc. (REIT)	5,451
191	Kansas City Life Insurance Co.	9,088
419	Kayne Anderson Energy Development Co.	9,574
1,036	KBW, Inc.*	30,603
739	Kearny Financial Corp.	10,265
844	Kite Realty Group Trust (REIT)	10,288
3,434	Knight Capital Group, Inc., Class A*	59,202
721	Kohlberg Capital Corp.	7,924
2,132	LaBranche & Co., Inc.*	13,709
841	Lakeland Bancorp, Inc.	9,924
510	Lakeland Financial Corp.	10,389
645	LandAmerica Financial Group, Inc.	11,055
1,672	LaSalle Hotel Properties (REIT)	43,589
2,156	Lexington Realty Trust (REIT)	32,146
27	Life Partners Holdings, Inc.	782
961	LTC Properties, Inc. (REIT)	25,822
1,594	Maguire Properties, Inc. (REIT)	18,044
2,048	Maiden Holdings Ltd.	13,353
774	MainSource Financial Group, Inc.	14,017
1,291	MarketAxess Holdings, Inc.*	12,975
158	MASSBANK Corp.	6,290
195	Maui Land & Pineapple Co., Inc.*	5,232
2,353	Max Capital Group Ltd.	61,178
1,448	MB Financial, Inc.	40,298
3,152	MCG Capital Corp.	10,969
2,312	Meadowbrook Insurance Group, Inc.	15,490
619	Medallion Financial Corp.	6,425
2,766	Medical Properties Trust, Inc. (REIT)	30,537
438	Meridian Interstate Bancorp, Inc.*	4,222
1,785	Meruelo Maddux Properties, Inc.*	2,445
8,243	MFA Mortgage Investments, Inc. (REIT)	56,052
479	Mid-America Apartment Communities, Inc. (REIT)	24,027
925	Midwest Banc Holdings, Inc.	5,152
821	Mission West Properties, Inc. (REIT)	7,997
824	Monmouth Real Estate Investment Corp., Class A (REIT)	5,990
3,891	Montpelier Re Holdings Ltd.	62,995
1,013	MVC Capital, Inc.	15,124
950	Nara Bancorp, Inc.	10,403
142	NASB Financial, Inc.	3,759
1,646	National Financial Partners Corp.	33,200
927	National Health Investors, Inc. (REIT)	30,313
256	National Interstate Corp.	4,974
3,313	National Penn Bancshares, Inc.	47,310
3,061	National Retail Properties, Inc. (REIT)	69,454
94	National Western Life Insurance Co., Class A	22,507
549	Navigators Group, Inc.*	28,768
1,337	NBT Bancorp, Inc.	33,545
729	Nelnet, Inc., Class A	11,460
4,526	NewAlliance Bancshares, Inc.	62,051
2,200	Newcastle Investment Corp. (REIT)	15,268
687	NewStar Financial, Inc.*	6,046
901	NGP Capital Resources Co.	14,659
820	Northfield Bancorp, Inc.*	9,914
2,316	NorthStar Realty Finance Corp. (REIT)	16,559
711	Northwest Bancorp, Inc.	19,723
185	NYMAGIC, Inc.	4,011
368	OceanFirst Financial Corp.	6,642
1,484	Ocwen Financial Corp.*	10,343
1,011	Odyssey Re Holdings Corp.	38,175
2,759	Old National Bancorp/IN	48,089
573	Old Second Bancorp, Inc.	9,701
2,780	Omega Healthcare Investors, Inc. (REIT)	49,595
333	One Liberty Properties, Inc. (REIT)	5,987
1,012	Oriental Financial Group, Inc.	17,487
75	Oritani Financial Corp.*	1,265
1,921	Pacific Capital Bancorp N.A.	28,258
444	Pacific Continental Corp.	5,466
1,018	PacWest Bancorp	23,088
460	Park National Corp.	28,198
637	Parkway Properties, Inc./MD (REIT)	22,913
863	Patriot Capital Funding, Inc.	6,403
346	Peapack Gladstone Financial Corp.	10,148
878	PennantPark Investment Corp.	7,015
216	Pennsylvania Commerce Bancorp, Inc.*	6,039
1,467	Pennsylvania Real Estate Investment Trust (REIT)	29,120
701	Penson Worldwide, Inc.*	11,812
429	Peoples Bancorp, Inc./OH	8,812
2,256	PHH Corp.*	34,404
4,768	Phoenix Cos, Inc. (The)	56,787
674	Pico Holdings, Inc.*	32,109
728	Pinnacle Financial Partners, Inc.*	18,433
781	Piper Jaffray Cos.*	29,686
2,039	Platinum Underwriters Holdings Ltd.	73,710
1,324	PMA Capital Corp., Class A*	12,565
3,385	PMI Group, Inc. (The)	12,152
217	Portfolio Recovery Associates, Inc.*	9,231
1,839	Post Properties, Inc. (REIT)	57,837
1,046	Potlatch Corp. (REIT)	48,838
807	Premierwest Bancorp	6,440
903	Presidential Life Corp.	16,254
491	Primus Guaranty Ltd.*	2,455
1,336	ProAssurance Corp.*	72,010
1,095	Prospect Capital Corp.	15,330
1,633	Prosperity Bancshares, Inc.	52,207
1,382	Provident Bankshares Corp.	10,697
2,487	Provident Financial Services, Inc.	37,927
1,671	Provident New York Bancorp	23,127
446	PS Business Parks, Inc. (REIT)	24,008
2,923	Quanta Capital Holdings Ltd.	7,951

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
3,352	Radian Group, Inc.	$12,838
2,582	RAIT Financial Trust (REIT)	15,311
656	Ramco-Gershenson Properties Trust (REIT)	15,167
4,222	Realty Income Corp. (REIT)	108,421
1,369	Redwood Trust, Inc. (REIT)	25,669
873	Renasant Corp.	16,508
385	Republic Bancorp, Inc./KY, Class A	11,408
409	Resource America, Inc., Class A	5,051
886	Resource Capital Corp. (REIT)	5,405
778	RLI Corp.	43,498
370	Rockville Financial, Inc.	5,354
365	Roma Financial Corp.	5,544
992	S & T Bancorp, Inc.	33,292
678	Safety Insurance Group, Inc.	29,154
811	Sanders Morris Harris Group, Inc.	8,515
684	Sandy Spring Bancorp, Inc.	12,244
183	Santander BanCorp	2,009
142	Saul Centers, Inc. (REIT)	6,492
425	SCBT Financial Corp.	14,378
883	SeaBright Insurance Holdings, Inc.*	10,720
617	Seacoast Banking Corp. of Florida	5,417
2,222	Selective Insurance Group	53,639
4,772	Senior Housing Properties Trust (REIT)	103,457
350	Shore Bancshares, Inc.	8,019
310	Sierra Bancorp	4,898
136	Signature Bank/NY*	4,022
581	Simmons First National Corp., Class A	16,512
331	Smithtown Bancorp, Inc.	6,292
3,033	South Financial Group, Inc. (The)	20,624
506	Southside Bancshares, Inc.	11,006
605	Southwest Bancorp, Inc./OK	10,188
911	Sovran Self Storage, Inc. (REIT)	35,074
590	State Auto Financial Corp.	18,213
597	State Bancorp, Inc./NY	8,865
941	StellarOne Corp.	15,799
750	Sterling Bancorp/NY	11,693
3,048	Sterling Bancshares, Inc./TX	29,992
2,162	Sterling Financial Corp./WA	22,031
711	Stewart Information Services Corp.	13,303
926	Stifel Financial Corp.*	37,846
3,101	Strategic Hotels & Resorts, Inc. (REIT)	28,591
258	Stratus Properties, Inc.*	7,490
241	Suffolk Bancorp	8,563
608	Sun Bancorp, Inc./NJ*	7,174
244	Sun Communities, Inc. (REIT)	4,712
2,140	Sunstone Hotel Investors, Inc. (REIT)	30,345
3,583	Susquehanna Bancshares, Inc.	57,256
985	SVB Financial Group*	55,209
1,014	SWS Group, Inc.	20,463
491	SY Bancorp, Inc.	13,866
995	Texas Capital Bancshares, Inc.*	15,532
799	Thomas Properties Group, Inc.	7,694
809	Thomas Weisel Partners Group, Inc.*	4,951
241	Tompkins Financial Corp.	10,912
865	TowneBank/VA	16,893
578	Trico Bancshares	9,502
2,050	Trustco Bank Corp./NY	20,049
2,063	Trustmark Corp.	39,589
77	U.S. Global Investors, Inc., Class A	1,090
4,604	UCBH Holdings, Inc.	26,933
1,295	UMB Financial Corp.	67,379
2,504	Umpqua Holdings Corp.	34,956
562	Union Bankshares Corp./VA	12,763
768	United America Indemnity Ltd., Class A*	11,689
1,578	United Bankshares, Inc.	40,634
1,675	United Community Banks, Inc./GA	19,698
1,097	United Community Financial Corp./OH	3,960
740	United Financial Bancorp, Inc.	9,465
949	United Fire & Casualty Co.	28,223
349	United Security Bancshares/CA	5,050
433	Universal Health Realty Income Trust (REIT)	15,887
535	Univest Corp. of Pennsylvania	15,456
863	Urstadt Biddle Properties, Inc., Class A (REIT)	14,697
2,064	U-Store-It Trust (REIT)	25,800
2,685	Validus Holdings Ltd.	64,064
39	ViewPoint Financial Group	639
1,030	Washington Real Estate Investment Trust (REIT)	36,411
475	Washington Trust Bancorp, Inc.	11,671
289	Waterstone Financial, Inc.*	2,841
1,106	WesBanco, Inc.	27,407
725	West Bancorporation, Inc.	8,794
654	West Coast Bancorp/OR	7,181
657	Westamerica Bancorporation	33,638
795	Western Alliance Bancorp*	10,335
1,320	Westfield Financial, Inc.	13,490
32	Westwood Holdings Group, Inc.	1,539
802	Wilshire Bancorp, Inc.	10,883
2,320	Winthrop Realty Trust (REIT)	9,210
984	Wintrust Financial Corp.	22,878
256	WSFS Financial Corp.	13,688
477	Yadkin Valley Financial Corp.	7,799
1,550	Zenith National Insurance Corp.	59,194
		7,977,189
	Health Care — 4.6%

1,354	Affymetrix, Inc.*	11,617
606	Albany Molecular Research, Inc.*	10,563
84	Alliance Imaging, Inc.*	975
787	Alpharma, Inc., Class A*	28,096
2,231	AMERIGROUP Corp.*	57,738
100	AMN Healthcare Services, Inc.*	1,900
1,312	Amsurg Corp.*	35,568
592	Angiodynamics, Inc.*	9,726
1,828	Apria Healthcare Group, Inc.*	36,158
2,262	Arena Pharmaceuticals, Inc.*	13,730
1,038	Assisted Living Concepts, Inc., Class A*	7,349
179	BioForm Medical, Inc.*	712
114	BMP Sunstone Corp.*	634
1,991	Caliper Life Sciences, Inc.*	5,953
519	Cambrex Corp.*	3,379
520	Cantel Medical Corp.*	4,987
870	Capital Senior Living Corp.*	6,847
810	Cardiac Science Corp.*	8,302
2,080	Celera Corp.*	29,120
1,660	Centene Corp.*	37,483
256	Chemed Corp.	11,197
66	Computer Programs & Systems, Inc.	1,791
1,101	Conmed Corp.*	35,188
1,044	Cross Country Healthcare, Inc.*	16,359
294	Cypress Bioscience, Inc.*	2,017
134	Cytokinetics, Inc.*	697
36	Datascope Corp.	1,800

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
212	Emergency Medical Services Corp., Class A*	$7,055
146	Emergent Biosolutions, Inc.*	2,024
325	Ensign Group, Inc. (The)	5,408
323	Enzo Biochem, Inc.*	4,183
2,355	ev3, Inc.*	28,754
1,249	Five Star Quality Care, Inc.*	5,021
604	Gentiva Health Services, Inc.*	16,809
1,198	Geron Corp.*	5,499
953	Greatbatch, Inc.*	23,272
957	Hanger Orthopedic Group, Inc.*	16,202
3,667	Healthsouth Corp.*	65,969
2,059	Healthspring, Inc.*	40,892
4,990	Human Genome Sciences, Inc.*	36,976
229	ICU Medical, Inc.*	6,955
1,090	Invacare Corp.	27,719
16	IPC The Hospitalist Co., Inc.*	409
152	Jazz Pharmaceuticals, Inc.*	1,078
1,167	Kindred Healthcare, Inc.*	36,095
177	Landauer, Inc.	11,551
2,363	Lexicon Pharmaceuticals, Inc.*	4,395
1,687	Magellan Health Services, Inc.*	73,486
1,024	MannKind Corp.*	3,328
621	Maxygen, Inc.*	3,061
663	Medcath Corp.*	14,102
365	Medical Action Industries, Inc.*	4,807
605	Molina Healthcare, Inc.*	19,039
1,972	Nabi Biopharmaceuticals*	11,359
44	National Healthcare Corp.	2,188
17	National Research Corp.	544
2,249	Nektar Therapeutics*	8,928
886	Nighthawk Radiology Holdings, Inc.*	7,558
442	NxStage Medical, Inc.*	1,680
1,069	Odyssey HealthCare, Inc.*	10,412
129	OraSure Technologies, Inc.*	644
477	Orthofix International N.V.*	11,562
154	Owens & Minor, Inc.	7,102
761	Palomar Medical Technologies, Inc.*	11,012
1,439	Par Pharmaceutical Cos., Inc.*	20,491
708	PharmaNet Development Group, Inc.*	18,479
1,268	PharMerica Corp.*	30,013
75	Providence Service Corp. (The)*	961
76	RadNet, Inc.*	473
752	RehabCare Group, Inc.*	13,792
1,034	Res-Care, Inc.*	19,894
1,990	Salix Pharmaceuticals Ltd.*	13,532
140	Sciele Pharma, Inc.*	2,698
40	Sirona Dental Systems, Inc.*	1,100
729	Skilled Healthcare Group, Inc., Class A*	11,635
211	Sunrise Senior Living, Inc.*	4,290
1,041	Symmetry Medical, Inc.*	17,916
90	TomoTherapy, Inc.*	557
591	Triple-S Management Corp., Class B*	10,260
1,639	Universal American Corp.*	21,586
1,514	Valeant Pharmaceuticals International*	27,721
65	Varian, Inc.*	3,231
2,915	Viropharma, Inc.*	42,705
319	Vital Images, Inc.*	5,008
		1,183,306
	Industrials — 13.6%

69	3D Systems Corp.*	843
832	A.O. Smith Corp.	34,253
1,248	AAR Corp.*	19,806
1,822	ABM Industries, Inc.	47,882
2,257	ACCO Brands Corp.*	19,162
1,477	Accuride Corp.*	2,156
958	Aceto Corp.	8,181
228	Actuant Corp., Class A	7,193
227	Acuity Brands, Inc.	9,877
1,945	Aircastle Ltd.	25,810
2,350	Airtran Holdings, Inc.*	5,640
258	Alamo Group, Inc.	5,400
1,499	Alaska Air Group, Inc.*	31,494
1,237	Albany International Corp., Class A	37,939
90	Allegiant Travel Co.*	2,791
391	Amerco, Inc.*	16,297
84	American Railcar Industries, Inc.	1,362
99	American Woodmark Corp.	2,352
300	Ameron International Corp.	35,058
92	Ampco-Pittsburgh Corp.	3,996
66	Amrep Corp.*	3,564
600	Apogee Enterprises, Inc.	12,000
1,234	Applied Industrial Technologies, Inc.	35,922
381	Applied Signal Technology, Inc.	6,306
69	Argon ST, Inc.*	1,723
944	Arkansas Best Corp.	32,681
57	Astec Industries, Inc.*	1,961
554	Atlas Air Worldwide Holdings, Inc.*	31,988
301	AZZ, Inc.*	13,078
42	Badger Meter, Inc.	1,934
1,922	Baldor Electric Co.	68,500
978	Beacon Roofing Supply, Inc.*	15,922
1,271	Belden, Inc.	46,697
1,590	Blount International, Inc.*	20,066
1,025	Bowne & Co., Inc.	12,403
2,093	Brady Corp., Class A	76,834
2,065	Briggs & Stratton Corp.	30,975
662	Builders FirstSource, Inc.*	3,356
89	CAI International, Inc.*	1,317
378	Cascade Corp.	19,611
403	Casella Waste Systems, Inc., Class A*	5,364
510	CDI Corp.	12,801
911	Celadon Group, Inc.*	11,725
1,098	Ceradyne, Inc.*	49,476
287	China BAK Battery, Inc.*	1,165
101	CIRCOR International, Inc.	6,086
804	Clarcor, Inc.	32,104
89	Coleman Cable, Inc.*	1,046
704	Columbus McKinnon Corp.*	19,212
1,672	Comfort Systems USA, Inc.	25,481
898	Commercial Vehicle Group, Inc.*	9,196
606	COMSYS IT Partners, Inc.*	7,175
179	Consolidated Graphics, Inc.*	6,958
463	Cornell Cos., Inc.*	12,561
435	Courier Corp.	9,309
172	CRA International, Inc.*	6,861
649	Cubic Corp.	17,971
282	Curtiss-Wright Corp.	15,191
1,026	Deluxe Corp.	16,939
900	Dollar Thrifty Automotive Group*	4,185
440	Ducommun, Inc.	11,647
1,672	Dycom Industries, Inc.*	26,802
198	Dynamex, Inc.*	5,837
962	DynCorp International, Inc., Class A*	15,190
1,734	EMCOR Group, Inc.*	59,077
760	Encore Wire Corp.	14,493
362	EnerNOC, Inc.*	5,582
800	EnerSys*	22,496
1,072	Ennis, Inc.	17,699
741	EnPro Industries, Inc.*	31,233

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
212	Esterline Technologies Corp.*	$11,976
187	Exponent, Inc.*	5,752
2,000	Federal Signal Corp.	32,060
428	First Advantage Corp., Class A*	7,160
1,192	Force Protection, Inc.*	4,744
374	Franklin Electric Co., Inc.	16,194
440	FreightCar America, Inc.	16,267
392	Furmanite Corp.*	4,669
824	G&K Services, Inc., Class A	28,420
433	Gehl Co.*	6,525
357	Genesee & Wyoming, Inc., Class A*	15,355
678	GeoEye, Inc.*	16,781
1,120	Gibraltar Industries, Inc.	24,091
882	GrafTech International Ltd.*	17,922
1,380	Granite Construction, Inc.	50,618
1,659	Great Lakes Dredge & Dock Corp.	12,426
682	Greenbrier Cos., Inc.	13,674
1,116	Griffon Corp.*	13,671
681	H&E Equipment Services, Inc.*	9,609
217	Hawaiian Holdings, Inc.*	1,960
880	Heartland Express, Inc.	14,538
716	Heidrick & Struggles International, Inc.	21,738
372	Herley Industries, Inc.*	7,142
1,057	Herman Miller, Inc.	29,744
1,691	HNI Corp.	39,130
542	HUB Group, Inc., Class A*	21,647
171	Hudson Highland Group, Inc.*	1,575
267	Hurco Cos, Inc.*	8,659
261	ICF International, Inc.*	4,821
205	ICT Group, Inc.*	1,661
3,375	IKON Office Solutions, Inc.	58,421
1,157	Insituform Technologies, Inc., Class A*	21,243
659	INSTEEL Industries, Inc.	11,269
253	Integrated Electrical Services, Inc.*	5,417
1,350	Interline Brands, Inc.*	21,667
252	International Shipholding Corp.*	5,103
7,214	JetBlue Airways Corp.*	43,789
581	Kadant, Inc.*	13,624
996	Kaman Corp.	30,029
1,094	Kelly Services, Inc., Class A	21,158
1,110	Kforce, Inc.*	11,855
1,330	Kimball International, Inc., Class B	14,005
206	Knoll, Inc.	3,393
1,796	Korn/Ferry International*	31,933
460	L.B. Foster Co., Class A*	17,738
49	LaBarge, Inc.*	724
607	Ladish Co., Inc.*	16,183
174	Lawson Products	5,241
622	Layne Christensen Co.*	34,135
682	LECG Corp.*	5,558
137	LMI Aerospace, Inc.*	3,232
783	LSI Industries, Inc.	6,757
691	Lydall, Inc.*	8,078
458	M&F Worldwide Corp.*	20,161
637	Marten Transport Ltd.*	12,702
186	MasTec, Inc.*	2,626
315	McGrath Rentcorp	8,977
66	Medis Technologies Ltd.*	207
261	Michael Baker Corp.*	9,036
839	Mine Safety Appliances Co.	30,481
238	Mobile Mini, Inc.*	5,088
1,593	Moog, Inc., Class A*	75,508
3,930	MPS Group, Inc.*	45,274
1,437	Mueller Industries, Inc.	40,308
4,799	Mueller Water Products, Inc., Class A	52,165
55	Multi-Color Corp.	1,284
247	NACCO Industries, Inc., Class A	29,032
822	NCI Building Systems, Inc.*	31,466
118	NN, Inc.	1,938
381	Northwest Pipe Co.*	22,071
387	Odyssey Marine Exploration, Inc.*	1,931
342	Old Dominion Freight Line, Inc.*	11,378
1,476	On Assignment, Inc.*	13,948
1,253	Otter Tail Corp.	49,757
888	Pacer International, Inc.	18,719
340	Park-Ohio Holdings Corp.*	6,633
62	Patriot Transportation Holding, Inc.*	4,902
505	PeopleSupport, Inc.*	6,136
674	Perini Corp.*	18,003
478	Pike Electric Corp.*	9,010
3,339	Plug Power, Inc.*	9,049
21	Powell Industries, Inc.*	928
2,911	Power-One, Inc.*	6,550
97	Preformed Line Products Co.	5,310
547	Quanex Building Products Corp.	9,004
1,341	Regal-Beloit Corp.	62,960
1,456	Republic Airways Holdings, Inc.*	12,580
484	Robbins & Myers, Inc.	21,707
1,400	Rush Enterprises, Inc., Class A*	18,466
561	Saia, Inc.*	10,816
46	Sauer-Danfoss, Inc.	1,507
628	Schawk, Inc.	9,897
783	School Specialty, Inc.*	23,882
14	Seaboard Corp.	18,158
1,551	Simpson Manufacturing Co., Inc.	43,118
2,432	Skywest, Inc.	41,563
1,155	Spherion Corp.*	5,983
99	Standard Parking Corp.*	2,161
427	Standard Register Co. (The)	4,834
521	Standex International Corp.	13,025
161	Sterling Construction Co., Inc.*	2,970
437	TAL International Group, Inc.	10,741
679	Tecumseh Products Co., Class A*	17,919
48	Tennant Co.	1,495
225	Textainer Group Holdings Ltd.	4,046
437	Thermadyne Holdings Corp.*	9,833
1,003	Tredegar Corp.	19,859
459	Trex Co., Inc.*	8,514
610	Trimas Corp.*	4,715
302	Triumph Group, Inc.	16,531
1,670	TrueBlue, Inc.*	27,705
324	Twin Disc, Inc.	5,952
2,773	UAL Corp.	30,808
1,042	Ultrapetrol Bahamas Ltd.*	11,337
74	United Capital Corp.*	1,834
975	United Stationers, Inc.*	48,340
692	Universal Forest Products, Inc.	22,732
194	Universal Truckload Services, Inc.*	4,778
4,751	US Airways Group, Inc.*	40,336
488	Valence Technology, Inc.*	1,752
863	Viad Corp.	26,995
527	Volt Information Sciences, Inc.*	7,389
1,280	Wabash National Corp.	11,123
264	Wabtec Corp.	15,594
990	Waste Services, Inc.*	8,257
457	Watsco, Inc.	23,394
594	Watson Wyatt Worldwide, Inc., Class A	34,802
1,217	Watts Water Technologies, Inc., Class A	34,599

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
1,772	Werner Enterprises, Inc.	$40,419
519	Woodward Governor Co.	24,045
2,379	YRC Worldwide, Inc.*	43,060
		3,498,386
	Information Technology — 11.9%

16,804	3Com Corp.*	35,624
998	Actel Corp.*	13,752
2,546	Acxiom Corp.	36,790
5,040	Adaptec, Inc.*	19,102
1,025	Adtran, Inc.	23,370
1,080	Advanced Energy Industries, Inc.*	17,420
946	Agilysys, Inc.	12,307
99	Airvana, Inc.*	504
319	American Software, Inc., Class A	1,895
3,980	Amkor Technology, Inc.*	29,890
609	Anaren, Inc.*	6,468
1,139	Anixter International, Inc.*	84,070
1,836	Applied Micro Circuits Corp.*	14,615
502	Ariba, Inc.*	7,394
5,109	Arris Group, Inc.*	48,331
1,827	Asyst Technologies, Inc.*	7,527
1,257	Avid Technology, Inc.*	29,213
1,864	Avocent Corp.*	43,748
4,270	Axcelis Technologies, Inc.*	20,197
461	Bel Fuse, Inc., Class B	12,834
2,320	Benchmark Electronics, Inc.*	38,257
730	Black Box Corp.	26,163
140	Blackbaud, Inc.	2,827
4,199	Bookham, Inc.*	7,096
915	Bottomline Technologies, Inc.*	10,541
2,078	Brightpoint, Inc.*	17,892
2,646	Brooks Automation, Inc.*	25,428
997	CACI International, Inc., Class A*	50,498
219	Ceva, Inc.*	2,080
1,653	Checkpoint Systems, Inc.*	35,192
2,235	Ciber, Inc.*	17,500
887	Cirrus Logic, Inc.*	5,508
2,043	CMGI, Inc.*	24,087
717	Cogent, Inc.*	7,887
984	Coherent, Inc.*	35,296
892	Cohu, Inc.	14,896
45	Comverge, Inc.*	296
361	CPI International, Inc.*	5,162
990	Cray, Inc.*	5,554
665	CSG Systems International, Inc.*	12,568
1,402	CTS Corp.	18,562
955	Cymer, Inc.*	28,593
481	DealerTrack Holdings, Inc.*	8,865
40	Deltek, Inc.*	320
69	DG FastChannel, Inc.*	1,624
883	Digi International, Inc.*	10,428
1,013	DSP Group, Inc.*	7,851
535	Eagle Test Systems, Inc.*	7,586
898	Electro Rent Corp.	12,231
1,130	Electro Scientific Industries, Inc.*	16,148
2,216	Electronics for Imaging, Inc.*	36,763
650	EMS Technologies, Inc.*	15,268
3,517	Emulex Corp.*	47,198
4,474	Entegris, Inc.*	27,560
46	Entropic Communications, Inc.*	92
2,472	Epicor Software Corp.*	21,086
499	EPIQ Systems, Inc.*	5,634
1,964	Euronet Worldwide, Inc.*	36,904
1,408	Exar Corp.*	10,898
4,847	Extreme Networks*	16,964
2,027	Fair Isaac Corp.	46,824
1,520	FEI Co.*	41,162
800	Formfactor, Inc.*	15,352
4,389	Foundry Networks, Inc.*	80,714
986	Gerber Scientific, Inc.*	8,795
972	Gevity HR, Inc.	8,019
627	Global Cash Access Holdings, Inc.*	3,756
280	Globecomm Systems, Inc.*	2,856
86	Greenfield Online, Inc.*	1,492
2,165	Harmonic, Inc.*	19,052
1,062	Harris Stratex Networks, Inc., Class A*	9,940
661	HSW International, Inc.*	1,950
983	Hutchinson Technology, Inc.*	14,244
596	Hypercom Corp.*	2,712
653	i2 Technologies, Inc.*	9,410
255	ICx Technologies, Inc.*	2,099
1,245	Imation Corp.	26,444
612	Immersion Corp.*	4,070
1,378	infoGROUP, Inc.	9,095
606	Infospace, Inc.	7,090
1,954	Insight Enterprises, Inc.*	32,515
1,046	Internap Network Services Corp.*	3,232
516	Internet Brands, Inc., Class A*	3,607
619	Internet Capital Group, Inc.*	5,231
292	Interwoven, Inc.*	4,298
904	Intevac, Inc.*	9,203
714	Ixia*	6,205
259	IXYS Corp.*	3,297
234	Jack Henry & Associates, Inc.	4,687
996	JDA Software Group, Inc.*	18,157
3,501	Kemet Corp.*	5,672
208	Kenexa Corp.*	4,811
466	Keynote Systems, Inc.*	6,533
2,570	Kopin Corp.*	7,659
2,396	L-1 Identity Solutions, Inc.*	39,486
2,366	Lattice Semiconductor Corp.*	5,536
541	Limelight Networks, Inc.*	2,029
510	Littelfuse, Inc.*	18,095
486	Loral Space & Communications, Inc.*	8,928
2,347	LTX Corp.*	4,201
3,175	Macrovision Solutions Corp.*	49,276
2,057	Mattson Technology, Inc.*	10,491
675	MAXIMUS, Inc.	24,975
601	Measurement Specialties, Inc.*	10,746
3,537	Mentor Graphics Corp.*	43,151
948	Mercury Computer Systems, Inc.*	8,769
1,583	Methode Electronics, Inc.	17,397
1,615	MIPS Technologies, Inc.*	6,428
1,950	MKS Instruments, Inc.*	43,953
185	Monotype Imaging Holdings, Inc.*	2,320
6,551	MRV Communications, Inc.*	8,909
1,873	MSC.Software Corp.*	24,312
479	MTS Systems Corp.	19,869
44	Multi-Fineline Electronix, Inc.*	751
1,486	Ness Technologies, Inc.*	18,516
1,229	Netgear, Inc.*	20,709
190	Netscout Systems, Inc.*	2,831
1,500	Newport Corp.*	14,055
737	Novatel Wireless, Inc.*	4,591
1,945	Omnivision Technologies, Inc.*	22,718
3,265	OpenTV Corp., Class A*	6,138
548	Oplink Communications, Inc.*	7,201
53	Opnet Technologies, Inc.*	702
354	Opnext, Inc.*	2,244
108	Optium Corp.*	971

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
238	Orbcomm, Inc.*	$1,371
136	OSI Systems, Inc.*	3,157
652	Palm, Inc.	5,548
245	Parametric Technology Corp.*	4,920
158	Park Electrochemical Corp.	4,427
395	PC Connection, Inc.*	2,998
82	PC Mall, Inc.*	785
304	PC-Tel, Inc.	3,073
1,332	Perficient, Inc.*	10,576
3,604	Perot Systems Corp., Class A*	64,151
168	Photon Dynamics, Inc.*	2,557
1,746	Photronics, Inc.*	5,709
2,040	Plantronics, Inc.	52,632
148	Plexus Corp.*	4,148
60	PLX Technology, Inc.*	341
3,746	PMC - Sierra, Inc.*	33,714
263	Polycom, Inc.*	7,375
5,477	Powerwave Technologies, Inc.*	27,659
156	Progress Software Corp.*	4,557
3,734	Quantum Corp.*	6,609
3,015	Quest Software, Inc.*	44,592
1,094	Rackable Systems, Inc.*	11,334
935	Radisys Corp.*	10,350
2,258	RealNetworks, Inc.*	14,971
10,964	RF Micro Devices, Inc.*	42,540
378	Rimage Corp.*	6,025
747	Rogers Corp.*	29,887
1,140	Rudolph Technologies, Inc.*	9,622
508	S1 Corp.*	3,876
4,675	Safeguard Scientifics, Inc.*	6,685
15,244	Sanmina-SCI Corp.*	35,823
266	Scansource, Inc.*	8,004
1,287	Seachange International, Inc.*	11,042
1,957	Secure Computing Corp.*	8,376
159	Semitool, Inc.*	1,533
141	Semtech Corp.*	2,085
271	ShoreTel, Inc.*	1,593
553	SI International, Inc.*	17,270
189	Sigma Designs, Inc.*	3,238
3,484	Silicon Storage Technology, Inc.*	11,393
2,528	SiRF Technology Holdings, Inc.*	4,677
2,208	Skyworks Solutions, Inc.*	21,418
1,847	Smart Modular Technologies WWH, Inc.*	5,781
212	Smith Micro Software, Inc.*	1,605
364	Sonic Solutions, Inc.*	1,693
1,963	SonicWALL, Inc.*	12,838
162	Sourcefire, Inc.*	1,272
4,811	Spansion, Inc., Class A*	10,825
822	SRA International, Inc., Class A*	19,301
422	Standard Microsystems Corp.*	12,331
139	Super Micro Computer, Inc.*	1,386
609	SupportSoft, Inc.*	2,125
522	Sybase, Inc.*	17,962
7,108	Sycamore Networks, Inc.*	24,878
1,916	Symmetricom, Inc.*	9,427
660	Symyx Technologies, Inc.*	7,293
725	SYNNEX Corp.*	16,668
1,595	Technitrol, Inc.	25,217
2,411	Tekelec*	39,564
303	TheStreet.com, Inc.	2,151
864	THQ, Inc.*	13,236
7,771	TIBCO Software, Inc.*	63,644
103	TNS, Inc.*	2,359
46	Transmeta Corp.*	688
1,536	Trident Microsystems, Inc.*	4,838
5,974	TriQuint Semiconductor, Inc.*	37,576
1,558	TTM Technologies, Inc.*	18,665
810	Ultra Clean Holdings*	5,897
3,216	United Online, Inc.	33,860
4,369	Utstarcom, Inc.*	14,243
207	Veeco Instruments, Inc.*	3,480
1,355	VeriFone Holdings, Inc.*	27,317
836	Viasat, Inc.*	21,928
481	Vignette Corp.*	6,556
99	Virtusa Corp.*	724
182	Websense, Inc.*	4,120
888	Website Pros, Inc.*	5,363
94	Wright Express Corp.*	2,796
2,159	Zoran Corp.*	19,215
637	Zygo Corp.*	6,676
		3,078,974
	Materials — 5.0%

2,216	AbitibiBowater, Inc.	14,581
221	Allied Nevada Gold Corp.*	1,291
688	AM Castle & Co.	13,815
719	AMCOL International Corp.	26,215
47	American Vanguard Corp.	697
1,962	Apex Silver Mines Ltd.*	5,768
683	Arch Chemicals, Inc.	25,066
1,488	Boise, Inc.*	4,405
850	Brush Engineered Materials, Inc.*	24,905
1,634	Buckeye Technologies, Inc.*	15,049
74	Bway Holding Co.*	940
715	China Precision Steel, Inc.*	3,568
22,959	Coeur d’Alene Mines Corp.*	41,097
643	Compass Minerals International, Inc.	44,541
228	Ferro Corp.	5,025
489	General Moly, Inc.*	3,335
82	GenTek, Inc.*	2,376
1,885	Glatfelter	27,653
372	Haynes International, Inc.*	21,747
2,018	HB Fuller Co.	52,609
1,495	Headwaters, Inc.*	23,008
5,309	Hecla Mining Co.*	37,269
2,093	Hercules, Inc.	45,104
1,455	Horsehead Holding Corp.*	12,106
715	ICO, Inc.*	4,140
208	Innophos Holdings, Inc.	7,798
375	Innospec, Inc.	5,884
657	Kaiser Aluminum Corp.	35,517
747	KapStone Paper and Packaging Corp.*	5,588
814	Koppers Holdings, Inc.	37,289
4,304	Louisiana-Pacific Corp.	41,921
245	LSB Industries, Inc.*	5,914
1,255	Mercer International, Inc.*	7,668
425	Minerals Technologies, Inc.	27,914
506	Myers Industries, Inc.	6,659
608	Neenah Paper, Inc.	11,807
115	NL Industries, Inc.	1,210
3,115	Olin Corp.	83,825
93	Olympic Steel, Inc.	4,428
1,273	OM Group, Inc.*	47,228
468	Penford Corp.	7,774
3,887	PolyOne Corp.*	31,912
69	Quaker Chemical Corp.	2,042
991	Rock-Tenn Co., Class A	36,350
1,737	Rockwood Holdings, Inc.*	65,745
1,219	Royal Gold, Inc.	42,312
958	RTI International Metals, Inc.*	32,390
1,129	Schulman A., Inc.	27,344

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
653	Schweitzer-Mauduit International, Inc.	$12,381
2,003	Sensient Technologies Corp.	58,508
523	Silgan Holdings, Inc.	27,374
909	Solutia, Inc.*	15,271
1,274	Spartech Corp.	13,415
155	Stepan Co.	9,119
1,191	Stillwater Mining Co.*	8,873
147	Sutor Technology Group Ltd.*	932
1,657	U.S. Concrete, Inc.*	6,926
33	United States Lime & Minerals, Inc.*	1,280
253	Universal Stainless & Alloy*	9,146
583	Verso Paper Corp.	2,839
1,838	Wausau Paper Corp.	15,825
799	Westlake Chemical Corp.	15,165
2,198	Worthington Industries, Inc.	38,685
694	WR Grace & Co.*	18,245
		1,286,813
	Telecommunication Services — 1.0%

879	Alaska Communications Systems Group, Inc.	9,247
394	Atlantic Tele-Network, Inc.	13,187
404	Centennial Communications Corp.*	3,079
10,126	Cincinnati Bell, Inc.*	39,491
610	Consolidated Communications Holdings, Inc.	9,217
48	Digimarc Corp.*‡	748
3,710	Fairpoint Communications, Inc.	32,834
5,014	FiberTower Corp.*	6,518
1,884	General Communication, Inc., Class A*	19,104
738	Global Crossing Ltd.*	13,476
1,748	Globalstar, Inc.*	5,419
1,310	Ibasis, Inc.	4,795
2,921	ICO Global Communications Holdings Ltd.*	8,559
2,253	IDT Corp., Class B*	3,492
1,172	Iowa Telecommunications Services, Inc.	21,553
484	iPCS, Inc.*	9,680
1,282	PAETEC Holding Corp.*	4,231
369	Premiere Global Services, Inc.*	5,579
97	Shenandoah Telecommunications Co.	1,676
1,114	Syniverse Holdings, Inc.*	18,481
1,696	TerreStar Corp.*	4,715
748	tw telecom, Inc.*	11,474
972	USA Mobility, Inc.*	10,954
342	Vonage Holdings Corp.*	506
		258,015
	Utilities — 5.3%

1,091	Allete, Inc.	46,062
719	American States Water Co.	28,408
2,211	Avista Corp.	49,305
1,601	Black Hills Corp.	54,130
818	California Water Service Group	32,139
431	Central Vermont Public Service Corp.	10,473
657	CH Energy Group, Inc.	26,149
284	Chesapeake Utilities Corp.	8,600
2,509	Cleco Corp.	63,252
351	Connecticut Water Service, Inc.	9,375
1,866	El Paso Electric Co.*	39,727
1,407	Empire District Electric Co. (The)	29,688
188	EnergySouth, Inc.	11,515
1,885	Idacorp, Inc.	56,173
910	Laclede Group, Inc. (The)	40,886
920	MGE Energy, Inc.	31,188
553	Middlesex Water Co.	9,799
1,747	New Jersey Resources Corp.	63,206
1,881	Nicor, Inc.	86,319
1,101	Northwest Natural Gas Co.	53,652
1,624	NorthWestern Corp.	42,711
3,060	Piedmont Natural Gas Co.	88,281
3,206	PNM Resources, Inc.	37,799
2,606	Portland General Electric Co.	66,766
514	SJW Corp.	14,325
1,239	South Jersey Industries, Inc.	44,195
1,804	Southwest Gas Corp.	54,751
1,020	Southwest Water Co.	12,056
435	Synthesis Energy Systems, Inc.*	2,928
1,051	UIL Holdings Corp.	34,263
1,435	Unisource Energy Corp.	46,107
4,369	Westar Energy, Inc.	98,958
2,062	WGL Holdings, Inc.	66,396
		1,359,582
	Total Common Stock (Cost $23,045,390)	23,579,563
No. of Rights
	Rights — 0.0%
735	Charlotte Russe Holding, Inc., expiring 08/27/18 at $75.00*	—
1,703	Gaylord Entertainment Co., expiring 08/12/11 at $95.00*	—
1,581	Hovnanian Enterprises, Inc., Class A, expiring 08/14/09 at $35.00*	—
	Total Rights (Cost $—)	—
Principal Amount
	Repurchase Agreements — 6.7%
$690,826	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $690,987(b)	690,826
304,855	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $304,927(c)	304,855
206,217	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $206,266(d)	206,217
8,283	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $8,285(e)	8,283
371,190	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $371,277(f)	371,190
154,662	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $154,698(g)	154,662
	Total Repurchase Agreements (Cost $1,736,033)	1,736,033
	Total Investments (Cost $24,781,423) — 98.1%	25,315,596
	Other assets less liabilities — 1.9%	498,650
	Net Assets — 100.0%	$25,814,246

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
‡	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2008, the value of these securities amounted to $748 or 0.00% of net assets.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $704,643. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $310,954. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $210,341. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $8,449. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $378,614. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $157,756. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$887,657
Aggregate gross unrealized depreciation	(1,421,572)
Net unrealized depreciation	$(533,915)
Federal income tax cost of investments	$25,849,511

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index	09/08/08	$12,098,831	$158,126

Equity Index Swap Agreement based on the Russell 2000® Value Index	09/08/08	15,492,580	351,491

			$509,617

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of  Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 86.1%
	Consumer Discretionary — 10.5%

1,181	1-800-FLOWERS.COM, Inc., Class A*	$7,251
1,177	99 Cents Only Stores*	10,075
3,026	Aeropostale, Inc.*	105,486
600	AFC Enterprises*	5,442
864	Ambassadors Group, Inc.	14,619
1,532	American Apparel, Inc.*	13,711
498	American Public Education, Inc.*	22,261
1,002	Amerigon, Inc.*	6,944
1,234	Arbitron, Inc.	59,183
54	Aristotle Corp. (The)*	417
2,475	Bally Technologies, Inc.*	84,719
389	Bebe Stores, Inc.	3,773
616	BJ’s Restaurants, Inc.*	7,170
604	Blue Nile, Inc.*	25,145
1,429	Borders Group, Inc.	10,003
700	Buckle, Inc. (The)	36,351
805	Buffalo Wild Wings, Inc.*	29,044
301	Cache, Inc.*	3,525
704	California Pizza Kitchen, Inc.*	10,124
644	Capella Education Co.*	32,013
235	Cato Corp. (The), Class A	4,138
227	Cavco Industries, Inc.*	7,947
678	CBRL Group, Inc.	17,520
798	CEC Entertainment, Inc.*	27,339
1,708	Champion Enterprises, Inc.*	8,352
146	Charlotte Russe Holding, Inc.*	1,724
7,953	Charter Communications, Inc., Class A*	8,351
3,034	Cheesecake Factory (The)*	46,633
184	Cherokee, Inc.	4,054
2,499	Chico’s FAS, Inc.*	14,344
1,086	Christopher & Banks Corp.	10,447
489	Cinemark Holdings, Inc.	7,183
646	Citi Trends, Inc.*	13,321
2,369	CKE Restaurants, Inc.	30,276
1,369	CKX, Inc.*	10,911
1,263	Coinstar, Inc.*	41,578
2,575	Coldwater Creek, Inc.*	18,746
3,852	Corinthian Colleges, Inc.*	51,116
3,486	CROCS, Inc.*	14,467
212	Crown Media Holdings, Inc., Class A*	1,066
590	Deckers Outdoor Corp.*	67,077
4,297	Denny’s Corp.*	12,032
787	DineEquity, Inc.	15,630
1,152	Dolan Media Co.*	17,568
631	Dover Downs Gaming & Entertainment, Inc.	5,054
686	Dover Motorsports, Inc.	3,423
77	Drew Industries, Inc.*	1,234
3,780	Drugstore.Com*	8,996
344	DSW, Inc., Class A*	4,998
105	Einstein Noah Restaurant Group, Inc.*	1,238
1,335	Entravision Communications Corp., Class A*	4,272
3,404	Exide Technologies*	42,005
621	FGX International Holdings Ltd.*	8,079
605	Finish Line (The), Class A	7,314
3,450	Fleetwood Enterprises, Inc.*	7,383
2,052	Fossil, Inc.*	61,396
518	Fuel Systems Solutions, Inc.*	26,848
441	Fuqi International, Inc.*	4,758
388	G-III Apparel Group Ltd.*	7,182
813	Gaiam, Inc., Class A*	10,349
767	Global Sources Ltd.*	8,184
536	Global Traffic Network, Inc.*	5,092
128	Great Wolf Resorts, Inc.*	669
927	Gymboree Corp.*	36,385
212	Harte-Hanks, Inc.	2,618
218	Haverty Furniture Cos., Inc.	2,407
540	Hayes Lemmerz International, Inc.*	1,366
565	hhgregg, Inc.*	5,673
1,286	Hibbett Sports, Inc.*	30,735
25	Hooker Furniture Corp.	421
1,852	Iconix Brand Group, Inc.*	23,946
786	Interactive Data Corp.	23,659
809	iRobot Corp.*	11,318
1,917	J. Crew Group, Inc.*	50,628
1,651	Jack in the Box, Inc.*	39,178
174	JOS. A. Bank Clothiers, Inc.*	4,522
284	K12, Inc.*	6,688
2,546	Krispy Kreme Doughnuts, Inc.*	10,770
1,490	Leapfrog Enterprises, Inc.*	12,665
404	Learning Tree International, Inc.*	6,016
562	Libbey, Inc.	5,227
1,575	Life Time Fitness, Inc.*	55,676
93	Lincoln Educational Services Corp.*	1,398
815	Lululemon Athletica, Inc.*	15,787
425	Lumber Liquidators, Inc.*	5,487
506	Maidenform Brands, Inc.*	7,641
152	Marine Products Corp.	1,236
1,144	Martha Stewart Living Omnimedia, Class A*	9,289
2,213	Marvel Entertainment, Inc.*	74,954
1,335	Matthews International Corp., Class A	67,097
261	Men’s Wearhouse, Inc. (The)	5,716
626	Midas, Inc.*	8,996
219	Monarch Casino & Resort, Inc.*	2,932
60	Monro Muffler, Inc.	1,244
1,099	Morgans Hotel Group Co.*	18,793
1,903	National CineMedia, Inc.	21,295
17	National Presto Industries, Inc.	1,314
1,825	NetFlix, Inc.*	56,283
167	New York & Co., Inc.*	1,971
1,382	NutriSystem, Inc.	27,460
104	Orbitz Worldwide, Inc.*	642
697	Overstock.com, Inc.*	14,735
766	Papa John’s International, Inc.*	21,387
632	Peet’s Coffee & Tea, Inc.*	16,584
298	Perry Ellis International, Inc.*	5,084
1,074	PetMed Express, Inc.*	15,294
1,017	PF Chang’s China Bistro, Inc.*	26,422
665	Pier 1 Imports, Inc.*	2,939
557	Playboy Enterprises, Inc., Class B*	2,373
1,315	Polaris Industries, Inc.	59,293
1,752	Pool Corp.	42,504
361	Pre-Paid Legal Services, Inc.*	16,115
604	Princeton Review, Inc.*	4,687
3,733	Quantum Fuel Systems Technologies Worldwide, Inc.*	6,570
1,198	Raser Technologies, Inc.*	10,291
908	RCN Corp.*	12,585
681	Red Robin Gourmet Burgers, Inc.*	18,183
67	Retail Ventures, Inc.*	314
295	Rick’s Cabaret International, Inc.*	4,121
363	Riviera Holdings Corp.*	4,196
506	Ruth’s Hospitality Group, Inc.*	2,302

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
3,977	Sally Beauty Holdings, Inc.*	$33,964
2,393	Shuffle Master, Inc.*	12,013
890	Shutterfly, Inc.*	8,277
834	Sinclair Broadcast Group, Inc., Class A	5,913
104	Skechers U.S.A., Inc., Class A*	1,988
1,699	Smith & Wesson Holding Corp.*	9,633
2,285	Sonic Corp.*	33,110
3,047	Sotheby’s	82,086
113	Spartan Motors, Inc.	534
658	Stamps.com, Inc.*	9,034
425	Steiner Leisure Ltd.*	15,045
203	Systemax, Inc.	3,130
2,088	Tempur-Pedic International, Inc.	23,615
2,369	Texas Roadhouse, Inc., Class A*	21,274
2,355	thinkorswim Group, Inc.*	23,621
791	Town Sports International Holdings, Inc.*	8,290
1,129	Tractor Supply Co.*	48,118
370	Triarc Cos, Inc., Class B	2,150
772	True Religion Apparel, Inc.*	20,960
2,804	Tupperware Brands Corp.	100,159
890	Tween Brands, Inc.*	9,665
918	Ulta Salon Cosmetics & Fragrance, Inc.*	9,988
1,490	Under Armour, Inc., Class A*	50,228
593	Universal Electronics, Inc.*	15,548
365	Universal Technical Institute, Inc.*	6,263
1,336	Vail Resorts, Inc.*	58,771
1,063	Valassis Communications, Inc.*	10,003
61	Value Line, Inc.	2,331
1,563	Visteon Corp.*	5,033
822	Volcom, Inc.*	14,664
2,059	Warnaco Group, Inc. (The)*	106,183
4,165	Wet Seal, Inc. (The), Class A*	19,617
186	Weyco Group, Inc.	5,913
1,315	Winnebago Industries	14,925
1,985	WMS Industries, Inc.*	66,696
2,251	Wolverine World Wide, Inc.	59,269
665	Wonder Auto Technology, Inc.*	5,606
960	World Wrestling Entertainment, Inc., Class A	15,619
888	Zumiez, Inc.*	12,796
		3,054,994
	Consumer Staples — 2.2%

898	AgFeed Industries, Inc.*	10,399
126	Alico, Inc.	5,437
2,888	Alliance One International, Inc.*	11,610
224	American Dairy, Inc.*	2,242
2,792	American Oriental Bioengineering, Inc.*	23,118
49	Arden Group, Inc., Class A	8,171
381	Boston Beer Co., Inc., Class A*	17,134
469	Calavo Growers, Inc.	5,698
535	Cal-Maine Foods, Inc.	21,127
731	Chattem, Inc.*	51,258
336	China Sky One Medical, Inc.*	4,452
184	Coca-Cola Bottling Co. Consolidated	7,467
3,686	Darling International, Inc.*	50,609
726	Diamond Foods, Inc.	18,273
2,109	Flowers Foods, Inc.	55,762
574	Great Atlantic & Pacific Tea Co.*	9,368
778	Green Mountain Coffee Roasters, Inc.*	28,389
198	Hain Celestial Group, Inc.*	5,146
302	HQ Sustainable Maritime Industries, Inc.*	2,153
36	Inter Parfums, Inc.	511
912	Lancaster Colony Corp.	31,719
258	Lance, Inc.	5,286
218	Lifeway Foods, Inc.*	2,468
634	Longs Drug Stores Corp.	45,426
112	Mannatech, Inc.	496
34	National Beverage Corp.*	310
1,481	Nu Skin Enterprises, Inc., Class A	24,807
177	Pantry, Inc. (The)*	3,246
202	Pilgrim’s Pride Corp.	2,594
653	Pricesmart, Inc.	13,876
262	Ralcorp Holdings, Inc.*	16,087
105	Ruddick Corp.	3,343
148	Sanderson Farms, Inc.	5,078
26	Schiff Nutrition International, Inc.*	174
2,176	Smart Balance, Inc.*	13,926
119	Spartan Stores, Inc.	2,706
605	Star Scientific, Inc.*	1,948
469	Synutra International, Inc.*	23,065
363	Tootsie Roll Industries, Inc.	10,338
595	United Natural Foods, Inc.*	11,436
316	USANA Health Sciences, Inc.*	11,964
1,420	Vector Group Ltd.	26,213
347	WD-40 Co.	12,107
1,414	Winn-Dixie Stores, Inc.*	19,966
834	Zhongpin, Inc.*	10,417
		637,320
	Energy — 8.9%

1,899	Abraxas Petroleum Corp.*	6,855
403	American Oil & Gas, Inc.*	1,157
173	APCO Argentina, Inc.	5,015
406	Approach Resources, Inc.*	5,684
1,715	Arena Resources, Inc.*	76,609
575	Arlington Tankers Ltd.	10,603
1,561	Atlas America, Inc.	58,506
1,257	ATP Oil & Gas Corp.*	32,305
412	Aventine Renewable Energy Holdings, Inc.*	2,637
1,866	Basic Energy Services, Inc.*	54,543
1,224	Berry Petroleum Co., Class A	50,943
769	Bill Barrett Corp.*	30,283
148	BMB Munai, Inc.*	740
390	Bolt Technology Corp.*	7,508
2,711	BPZ Resources, Inc.*	53,407
144	Cal Dive International, Inc.*	1,663
2,140	Cano Petroleum, Inc.*	6,784
929	CARBO Ceramics, Inc.	55,833
1,236	Carrizo Oil & Gas, Inc.*	61,355
1,706	Cheniere Energy, Inc.*	6,415
244	Clayton Williams Energy, Inc.*	19,749
986	Clean Energy Fuels Corp.*	16,999
2,061	Comstock Resources, Inc.*	133,841
2,502	Concho Resources, Inc.*	81,740
594	Contango Oil & Gas Co.*	42,245
1,819	Crosstex Energy, Inc.	59,245
1,041	CVR Energy, Inc.*	14,512
230	Dawson Geophysical Co.*	14,428
2,811	Delta Petroleum Corp.*	50,486
832	DHT Maritime, Inc.	7,413
369	Double Eagle Petroleum Co.*	6,000
1,399	Dril-Quip, Inc.*	76,959
5,144	Endeavour International Corp.*	8,848
1,444	Energy Partners Ltd.*	17,184

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
336	Energy XXI Bermuda Ltd.*	$1,572
1,224	ENGlobal Corp.*	21,187
3,828	Evergreen Energy, Inc.*	6,890
6,356	EXCO Resources, Inc.*	168,307
1,823	FX Energy, Inc.*	15,313
4,240	Gasco Energy, Inc.*	11,151
1,207	General Maritime Corp.	29,813
1,718	GeoGlobal Resources, Inc.*	6,838
119	Geokinetics, Inc.*	2,330
108	GeoMet, Inc.*	754
275	Georesources, Inc.*	4,524
288	GMX Resources, Inc.*	19,538
1,341	Golar LNG Ltd.	21,510
1,020	Goodrich Petroleum Corp.*	51,867
4,697	Gran Tierra Energy, Inc.*	23,015
194	GreenHunter Energy, Inc.*	3,065
1,885	Grey Wolf, Inc.*	16,418
550	Gulf Island Fabrication, Inc.	23,689
773	Gulfmark Offshore, Inc.*	38,727
382	Gulfport Energy Corp.*	5,096
675	Houston American Energy Corp.	5,751
5,754	International Coal Group, Inc.*	58,863
3,826	ION Geophysical Corp.*	61,675
1,146	James River Coal Co.*	48,327
774	Knightsbridge Tankers Ltd.	22,431
225	Lufkin Industries, Inc.	20,878
1,176	Matrix Service Co.*	30,905
2,456	McMoRan Exploration Co.*	67,172
443	Mitcham Industries, Inc.*	6,769
905	NATCO Group, Inc., Class A*	45,874
1,144	National Coal Corp.*	9,518
547	Natural Gas Services Group, Inc.*	14,189
418	Nordic American Tanker Shipping	14,705
965	Northern Oil and Gas, Inc.*	7,141
874	Oilsands Quest, Inc.*	3,627
184	OYO Geospace Corp.*	9,027
1,586	Pacific Ethanol, Inc.*	3,267
331	Panhandle Oil and Gas, Inc., Class A	11,982
1,872	Parallel Petroleum Corp.*	24,785
910	Parker Drilling Co.*	8,436
1,881	Penn Virginia Corp.	124,485
672	Petroleum Development Corp.*	40,851
961	Petroquest Energy, Inc.*	17,769
417	PHI, Inc. (Non-Voting)*	16,017
279	Pioneer Drilling Co.*	4,676
42	PrimeEnergy Corp.*	3,221
1,155	Quest Resource Corp.*	5,556
1,051	RAM Energy Resources, Inc.*	4,803
7,500	Rentech, Inc.*	17,700
758	Rex Energy Corp.*	15,213
1,312	RPC, Inc.	23,918
1,909	Ship Finance International Ltd.	53,127
1	Smith International, Inc.	33
147	Stone Energy Corp.*	7,001
2,409	Sulphco, Inc.*	7,034
496	Superior Well Services, Inc.*	16,348
564	T-3 Energy Services, Inc.*	31,488
611	Teekay Tankers Ltd., Class A	12,312
1,014	Tri-Valley Corp.*	7,118
220	Union Drilling, Inc.*	3,128
1,805	Uranium Resources, Inc.*	4,152
1,539	USEC, Inc.*	8,865
840	Vaalco Energy, Inc.*	6,577
916	Venoco, Inc.*	15,444
2,636	Warren Resources, Inc.*	29,760
394	Westmoreland Coal Co.*	7,951
1,757	Willbros Group, Inc.*	72,757
		2,582,724
	Financials — 4.0%

708	Acadia Realty Trust (REIT)	16,815
585	Advance America Cash Advance Centers, Inc.	2,878
58	Alexander’s, Inc. (REIT)*	22,278
42	Amtrust Financial Services, Inc.	591
483	Argo Group International Holdings Ltd.*	18,156
540	Asset Acceptance Capital Corp.*	5,854
409	Associated Estates Realty Corp. (REIT)	6,012
818	BGC Partners, Inc., Class A*	5,391
190	Broadpoint Securities Group, Inc.*	636
688	Cardinal Financial Corp.	5,841
544	Cardtronics, Inc.*	4,254
580	Cash America International, Inc.	24,006
471	Cohen & Steers, Inc.	13,706
163	Consolidated-Tomoka Land Co.	6,730
1,148	Cousins Properties, Inc. (REIT)	28,689
172	Credit Acceptance Corp.*	2,879
354	Danvers Bancorp, Inc.	4,234
328	Darwin Professional Underwriters, Inc.*	10,375
93	Diamond Hill Investment Group, Inc.*	8,457
1,096	Dollar Financial Corp.*	20,035
16	Doral Financial Corp.*	207
323	DuPont Fabros Technology, Inc. (REIT)	5,672
354	EastGroup Properties, Inc. (REIT)	15,739
1,127	eHealth, Inc.*	16,725
125	Employers Holdings, Inc.	2,172
146	Enstar Group Ltd.*	17,127
256	Enterprise Financial Services Corp.	4,803
388	Epoch Holding Corp.	4,497
590	Equity Lifestyle Properties, Inc. (REIT)	29,311
1,738	Ezcorp, Inc., Class A*	27,095
1,027	FCStone Group, Inc.*	21,475
840	First Cash Financial Services, Inc.*	15,565
168	First Financial Bankshares, Inc.	8,244
1,629	First Marblehead Corp. (The)	6,711
122	First Mercury Financial Corp.*	1,797
121	Forestar Real Estate Group, Inc.*	2,439
109	GAMCO Investors, Inc., Class A	5,167
2,990	GFI Group, Inc.	34,684
784	Greenhill & Co., Inc.	51,822
1,322	Grubb & Ellis Co.	4,587
84	Hancock Holding Co.	4,120
140	Highwoods Properties, Inc. (REIT)	5,078
614	Home Properties, Inc. (REIT)	32,389
838	Inland Real Estate Corp. (REIT)	12,604
1,837	Interactive Brokers Group, Inc., Class A*	50,150
191	International Assets Holding Corp.*	5,424
59	KBW, Inc.*	1,743
523	Knight Capital Group, Inc., Class A*	9,017
4,615	Ladenburg Thalmann Financial Services, Inc.*	9,553
239	Life Partners Holdings, Inc.	6,921
667	Mid-America Apartment Communities, Inc. (REIT)	33,457
337	NewStar Financial, Inc.*	2,966

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
408	Omega Healthcare Investors, Inc. (REIT)	$7,279
1,915	optionsXpress Holdings, Inc.	44,179
505	Oritani Financial Corp.*	8,514
232	Pinnacle Financial Partners, Inc.*	5,874
451	Portfolio Recovery Associates, Inc.*	19,186
647	Potlatch Corp. (REIT)	30,208
521	Primus Guaranty Ltd.*	2,605
973	PrivateBancorp, Inc.	29,813
196	PS Business Parks, Inc. (REIT)	10,551
278	Pzena Investment Management, Inc., Class A	2,485
972	Riskmetrics Group, Inc.*	21,588
276	Saul Centers, Inc. (REIT)	12,619
1,199	Signature Bank/NY*	35,454
86	Smithtown Bancorp, Inc.	1,635
60	Stifel Financial Corp.*	2,452
171	Suffolk Bancorp	6,076
478	Sun Communities, Inc. (REIT)	9,230
284	SVB Financial Group*	15,918
74	SY Bancorp, Inc.	2,090
1,427	Tanger Factory Outlet Centers (REIT)	57,251
503	Tejon Ranch Co.*	17,208
211	Thomas Properties Group, Inc.	2,032
914	Tower Group, Inc.	19,148
1,454	TradeStation Group, Inc.*	14,598
1,198	Trustco Bank Corp./NY	11,716
489	U.S. Global Investors, Inc., Class A	6,919
66	Universal Health Realty Income Trust (REIT)	2,422
458	ViewPoint Financial Group	7,507
1,118	Washington Real Estate Investment Trust (REIT)	39,521
600	Westamerica Bancorporation	30,720
208	Westwood Holdings Group, Inc.	10,005
740	World Acceptance Corp.*	28,875
		1,172,756
	Health Care — 20.0%

981	Abaxis, Inc.*	19,512
1,538	Abiomed, Inc.*	27,715
1,493	Acadia Pharmaceuticals, Inc.*	3,807
1,212	Accelrys Inc.*	6,218
1,632	Accuray, Inc.*	13,464
1,676	Acorda Therapeutics, Inc.*	47,179
369	Acura Pharmaceuticals, Inc.*	2,882
2,082	Adolor Corp.*	6,787
474	Affymax, Inc.*	8,883
1,671	Affymetrix, Inc.*	14,337
485	Air Methods Corp.*	14,002
2,579	Akorn, Inc.*	12,508
401	Albany Molecular Research, Inc.*	6,989
1,738	Alexion Pharmaceuticals, Inc.*	78,349
1,079	Alexza Pharmaceuticals, Inc.*	5,729
2,804	Align Technology, Inc.*	36,564
4,323	Alkermes, Inc.*	57,799
1,063	Alliance Imaging, Inc.*	12,341
2,396	Allos Therapeutics, Inc.*	22,355
2,581	Allscripts Healthcare Solutions, Inc.*	37,012
288	Almost Family, Inc.*	13,020
1,609	Alnylam Pharmaceuticals, Inc.*	47,707
1,035	Alpharma, Inc., Class A*	36,950
1,128	Alphatec Holdings, Inc.*	5,403
769	AMAG Pharmaceuticals, Inc.*	29,753
1,199	Amedisys, Inc.*	63,811
3,291	American Medical Systems Holdings, Inc.*	58,580
221	Amicus Therapeutics, Inc.*	3,083
1,422	AMN Healthcare Services, Inc.*	27,018
606	Analogic Corp.	41,026
452	Angiodynamics, Inc.*	7,426
549	Ardea Biosciences, Inc.*	7,313
885	Arena Pharmaceuticals, Inc.*	5,372
3,142	Ariad Pharmaceuticals, Inc.*	9,772
1,834	Arqule, Inc.*	6,456
2,151	Array Biopharma, Inc.*	17,574
1,205	Arthrocare Corp.*	30,896
1,355	Assisted Living Concepts, Inc., Class A*	9,593
934	athenahealth, Inc.*	30,122
68	Atrion Corp.	7,839
1,862	Auxilium Pharmaceuticals, Inc.*	73,195
675	Avant Immunotherapeutics, Inc.*	9,335
486	Biodel, Inc.*	8,685
795	BioForm Medical, Inc.*	3,164
600	BioMimetic Therapeutics, Inc.*	6,912
857	Bio-Rad Laboratories, Inc., Class A*	92,213
522	Bio-Reference Labs, Inc.*	14,788
923	BMP Sunstone Corp.*	5,132
2,284	Bruker Corp.*	35,265
914	Cadence Pharmaceuticals, Inc.*	9,058
753	Cambrex Corp.*	4,902
66	Capital Senior Living Corp.*	519
494	Caraco Pharmaceutical Laboratories Ltd.*	7,953
203	CardioNet, Inc.*	6,192
1,361	Celera Corp.*	19,054
3,885	Cell Genesys, Inc.*	3,807
161	Centene Corp.*	3,635
2,575	Cepheid, Inc.*	47,895
795	Chemed Corp.	34,773
500	Chindex International, Inc.*	5,855
469	Clinical Data, Inc.*	7,753
2,118	Columbia Laboratories, Inc.*	7,731
346	Computer Programs & Systems, Inc.	9,387
1,367	Conceptus, Inc.*	23,102
101	Conmed Corp.*	3,228
363	Corvel Corp.*	10,567
675	Cougar Biotechnology, Inc.*	23,247
254	Cross Country Healthcare, Inc.*	3,980
1,259	CryoLife, Inc.*	19,867
2,551	Cubist Pharmaceuticals, Inc.*	56,199
2,747	CV Therapeutics, Inc.*	31,563
1,074	Cyberonics, Inc.*	23,037
432	Cynosure, Inc., Class A*	10,705
1,379	Cypress Bioscience, Inc.*	9,460
1,436	Cytokinetics, Inc.*	7,467
901	Cytori Therapeutics, Inc.*	5,757
556	Datascope Corp.	27,800
4,216	Dendreon Corp.*	24,790
2,173	Depomed, Inc.*	9,496
1,187	DexCom, Inc.*	8,167
829	Dionex Corp.*	54,043
4,374	Discovery Laboratories, Inc.*	8,748
3,701	Durect Corp.*	19,615
2,516	Dyax Corp.*	12,077
2,459	Eclipsys Corp.*	54,860
192	Emergency Medical Services Corp., Class A*	6,390
454	Emergent Biosolutions, Inc.*	6,292
891	Emeritus Corp.*	19,798

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
23	Ensign Group, Inc. (The)	$383
1,103	Enzo Biochem, Inc.*	14,284
2,024	Enzon Pharmaceuticals, Inc.*	18,317
1,955	eResearchTechnology, Inc.*	26,373
623	ev3, Inc.*	7,607
344	Exactech, Inc.*	8,899
4,755	Exelixis, Inc.*	27,056
83	Five Star Quality Care, Inc.*	334
630	Genomic Health, Inc.*	14,081
376	Genoptix, Inc.*	13,160
495	Gentiva Health Services, Inc.*	13,776
2,224	Geron Corp.*	10,208
843	GTx, Inc.*	14,930
1,164	Haemonetics Corp.*	73,006
2,752	Halozyme Therapeutics, Inc.*	21,466
771	Hansen Medical, Inc.*	9,738
1,491	HealthExtras, Inc.*	48,607
1,590	Healthways, Inc.*	30,289
1,131	HMS Holdings Corp.*	28,037
711	Human Genome Sciences, Inc.*	5,269
251	ICU Medical, Inc.*	7,623
1,132	Idenix Pharmaceuticals, Inc.*	9,203
930	Idera Pharmaceuticals, Inc.*	13,597
977	I-Flow Corp.*	9,584
3,169	Immucor, Inc.*	102,073
2,295	Immunogen, Inc.*	12,347
2,956	Immunomedics, Inc.*	6,385
3,447	Incyte Corp.*	35,263
3,507	Indevus Pharmaceuticals, Inc.*	7,715
1,910	Inspire Pharmaceuticals, Inc.*	8,595
830	Insulet Corp.*	11,902
805	Integra LifeSciences Holdings Corp.*	39,034
1,429	InterMune, Inc.*	27,108
268	Invacare Corp.	6,815
1,495	inVentiv Health, Inc.*	32,995
259	IPC The Hospitalist Co., Inc.*	6,617
833	IRIS International, Inc.*	15,427
4,082	Isis Pharmaceuticals, Inc.*	72,170
2,226	Javelin Pharmaceuticals, Inc.*	6,211
181	Jazz Pharmaceuticals, Inc.*	1,283
587	Kendle International, Inc.*	29,027
327	Kensey Nash Corp.*	11,775
1,490	KV Pharmaceutical Co., Class A*	33,600
228	Landauer, Inc.	14,879
1,068	Lexicon Pharmaceuticals, Inc.*	1,986
662	LHC Group, Inc.*	19,284
395	Life Sciences Research, Inc.*	13,983
3,813	Ligand Pharmaceuticals, Inc., Class B*	12,888
1,865	Luminex Corp.*	47,539
1,219	MannKind Corp.*	3,962
353	MAP Pharmaceuticals, Inc.*	3,495
934	Marshall Edwards, Inc.*	2,709
1,487	Martek Biosciences Corp.*	49,681
2,084	Masimo Corp.*	83,297
464	Maxygen, Inc.*	2,288
5,774	Medarex, Inc.*	42,612
826	MedAssets, Inc.*	14,686
242	Medical Action Industries, Inc.*	3,187
2,353	Medicines Co. (The)*	57,319
2,553	Medicis Pharmaceutical Corp., Class A	52,873
1,153	Medivation, Inc.*	28,583
1,527	Mentor Corp.	37,686
1,817	Meridian Bioscience, Inc.	51,639
1,249	Merit Medical Systems, Inc.*	24,181
859	Metabolix, Inc.*	9,904
704	Micrus Endovascular Corp.*	8,870
1,622	MiddleBrook Pharmaceuticals, Inc.*	3,374
800	Molecular Insight Pharmaceuticals, Inc.*	6,832
1,110	Momenta Pharmaceuticals, Inc.*	15,917
464	MWI Veterinary Supply, Inc.*	18,277
2,019	Myriad Genetics, Inc.*	137,696
204	Nabi Biopharmaceuticals*	1,175
583	Nanosphere, Inc.*	5,568
336	National Healthcare Corp.	16,706
59	National Research Corp.	1,888
1,247	Natus Medical, Inc.*	30,676
1,739	Nektar Therapeutics*	6,904
652	Neogen Corp.*	16,998
1,738	Neurocrine Biosciences, Inc.*	8,985
90	Nighthawk Radiology Holdings, Inc.*	768
2,625	Novavax, Inc.*	7,245
1,123	Noven Pharmaceuticals, Inc.*	13,869
2,136	NPS Pharmaceuticals, Inc.*	17,302
1,609	NuVasive, Inc.*	76,685
693	NxStage Medical, Inc.*	2,633
802	Obagi Medical Products, Inc.*	7,739
321	Odyssey HealthCare, Inc.*	3,127
1,405	Omnicell, Inc.*	21,567
647	Omrix Biopharmaceuticals, Inc.*	14,881
2,514	Onyx Pharmaceuticals, Inc.*	102,747
2,171	Opko Health, Inc.*	4,537
1,164	Optimer Pharmaceuticals, Inc.*	9,265
1,980	OraSure Technologies, Inc.*	9,880
906	Orexigen Therapeutics, Inc.*	10,537
256	Orthofix International N.V.*	6,205
2,995	Orthovita, Inc.*	9,135
2,588	OSI Pharmaceuticals, Inc.*	130,694
675	Osiris Therapeutics, Inc.*	10,368
1,693	Owens & Minor, Inc.	78,081
1,555	Pain Therapeutics, Inc.*	14,539
2,561	Parexel International Corp.*	81,363
5,398	PDL BioPharma, Inc.	65,154
106	PharmaNet Development Group, Inc.*	2,767
761	Pharmasset, Inc.*	16,088
1,936	Phase Forward, Inc.*	37,404
1,178	Pozen, Inc.*	13,571
1,205	Progenics Pharmaceuticals, Inc.*	16,557
487	Protalix BioTherapeutics, Inc.*	1,144
470	Providence Service Corp. (The)*	6,021
2,802	PSS World Medical, Inc.*	51,193
2,507	Psychiatric Solutions, Inc.*	94,639
2,443	Questcor Pharmaceuticals, Inc.*	13,339
1,274	Quidel Corp.*	24,907
883	RadNet, Inc.*	5,492
2,806	Regeneron Pharmaceuticals, Inc.*	60,946
1,405	Repligen Corp.*	7,545
1,321	Rexahn Pharmaceuticals, Inc.*	1,321
1,650	Rigel Pharmaceuticals, Inc.*	39,039
2,431	RTI Biologics, Inc.*	22,803
1,656	Sangamo Biosciences, Inc.*	16,543
2,453	Savient Pharmaceuticals, Inc.*	55,757
1,280	Sciele Pharma, Inc.*	24,666
2,740	Seattle Genetics, Inc.*	30,551
2,560	Sequenom, Inc.*	58,189
720	Sirona Dental Systems, Inc.*	19,793
544	Somanetics Corp.*	13,491

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
760	SonoSite, Inc.*	$25,688
1,432	Spectranetics Corp.*	11,513
1,235	Stereotaxis, Inc.*	8,484
2,649	STERIS Corp.	97,404
413	Sucampo Pharmaceuticals, Inc., Class A*	3,924
1,946	Sun Healthcare Group, Inc.*	33,452
1,801	Sunrise Senior Living, Inc.*	36,614
697	SurModics, Inc.*	27,162
475	Symmetry Medical, Inc.*	8,175
564	Synovis Life Technologies, Inc.*	12,385
757	Synta Pharmaceuticals Corp.*	6,707
820	Targacept, Inc.*	7,503
770	Tercica, Inc.*	6,876
2,341	Theravance, Inc.*	31,908
2,464	Thoratec Corp.*	65,641
1,754	TomoTherapy, Inc.*	10,857
552	TranS1, Inc.*	4,532
537	U.S. Physical Therapy, Inc.*	10,638
1,019	United Therapeutics Corp.*	108,146
1,511	Valeant Pharmaceuticals International*	27,666
1,265	Varian, Inc.*	62,883
316	Virtual Radiologic Corp.*	4,067
761	Vision-Sciences, Inc.*	3,112
369	Vital Images, Inc.*	5,793
364	Vital Signs, Inc.	26,881
3,123	Vivus, Inc.*	26,389
588	Vnus Medical Technologies, Inc.*	13,036
2,135	Volcano Corp.*	39,220
1,463	West Pharmaceutical Services, Inc.	71,409
1,681	Wright Medical Group, Inc.*	51,758
1,137	XenoPort, Inc.*	55,520
5,985	XOMA Ltd.*	12,389
945	Zoll Medical Corp.*	32,858
1,688	Zymogenetics, Inc.*	14,078
		5,838,055
	Industrials — 16.5%

732	3D Systems Corp.*	8,945
607	AAON, Inc.	12,966
398	AAR Corp.*	6,316
66	Aceto Corp.	564
2,280	Actuant Corp., Class A	71,934
1,591	Acuity Brands, Inc.	69,224
975	Administaff, Inc.	26,715
1,987	Advanced Battery Technologies, Inc.*	7,590
783	Advisory Board Co. (The)*	24,203
464	Aerovironment, Inc.*	15,525
2,741	Airtran Holdings, Inc.*	6,578
945	Akeena Solar, Inc.*	3,978
520	Allegiant Travel Co.*	16,125
1,195	Altra Holdings, Inc.*	21,498
1,616	American Commercial Lines, Inc.*	19,893
736	American Ecology Corp.	23,891
331	American Railcar Industries, Inc.	5,366
1,647	American Reprographics Co.*	29,168
411	American Science & Engineering, Inc.	27,455
1,900	American Superconductor Corp.*	46,683
371	American Woodmark Corp.	8,815
89	Ameron International Corp.	10,401
275	Ampco-Pittsburgh Corp.	11,946
6	Amrep Corp.*	324
657	Apogee Enterprises, Inc.	13,140
574	Applied Industrial Technologies, Inc.	16,709
155	Applied Signal Technology, Inc.	2,565
518	Argon ST, Inc.*	12,934
337	Ascent Solar Technologies, Inc.*	3,087
754	Astec Industries, Inc.*	25,938
395	Axsys Technologies, Inc.*	26,832
222	AZZ, Inc.*	9,646
614	Badger Meter, Inc.	28,269
2,164	Barnes Group, Inc.	52,196
4,012	Beacon Power Corp.*	5,657
942	Beacon Roofing Supply, Inc.*	15,336
600	Belden, Inc.	22,044
105	Bowne & Co., Inc.	1,271
236	CAI International, Inc.*	3,493
6,587	Capstone Turbine Corp.*	17,917
580	Casella Waste Systems, Inc., Class A*	7,720
2,024	CBIZ, Inc.*	17,204
49	CDI Corp.	1,230
2,173	Cenveo, Inc.*	22,534
1,281	Chart Industries, Inc.*	59,157
843	China Architectural Engineering, Inc.*	6,997
1,056	China BAK Battery, Inc.*	4,287
309	China Direct, Inc.*	2,225
633	China Fire & Security Group, Inc.*	6,950
652	CIRCOR International, Inc.	39,290
1,412	Clarcor, Inc.	56,381
894	Clean Harbors, Inc.*	72,539
261	Coleman Cable, Inc.*	3,067
975	Colfax Corp.*	23,975
94	Columbus McKinnon Corp.*	2,565
256	Consolidated Graphics, Inc.*	9,951
883	CoStar Group, Inc.*	46,631
311	CRA International, Inc.*	12,406
1,719	Curtiss-Wright Corp.	92,603
1,216	Deluxe Corp.	20,076
480	Duff & Phelps Corp., Class A*	9,883
162	DXP Enterprises, Inc.*	9,566
201	Dynamex, Inc.*	5,925
570	Dynamic Materials Corp.	17,539
75	DynCorp International, Inc., Class A*	1,184
2,115	Eagle Bulk Shipping, Inc.	55,984
1,188	EMCOR Group, Inc.*	40,475
1,625	Ener1, Inc.*	12,122
2,038	Energy Conversion Devices, Inc.*	153,196
1,502	EnergySolutions, Inc.	27,742
45	EnerNOC, Inc.*	694
376	EnerSys*	10,573
110	EnPro Industries, Inc.*	4,636
1,174	ESCO Technologies, Inc.*	55,894
1,100	Esterline Technologies Corp.*	62,139
6,490	Evergreen Solar, Inc.*	61,201
463	Exponent, Inc.*	14,242
727	Flanders Corp.*	5,096
1,700	Flow International Corp.*	11,543
1,794	Force Protection, Inc.*	7,140
1,304	Forward Air Corp.	46,018
629	Franklin Electric Co., Inc.	27,236
59	FreightCar America, Inc.	2,181
855	Fuel Tech, Inc.*	15,681
3,103	FuelCell Energy, Inc.*	21,535
1,223	Furmanite Corp.*	14,566
652	Fushi Copperweld, Inc.*	7,355
1,099	Genco Shipping & Trading Ltd.	68,951

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
2,579	GenCorp, Inc.*	$20,142
1,000	Genesee & Wyoming, Inc., Class A*	43,010
2,307	Geo Group, Inc. (The)*	51,054
78	GeoEye, Inc.*	1,931
649	Gorman-Rupp Co. (The)	26,109
4,451	GrafTech International Ltd.*	90,444
224	Graham Corp.	20,922
337	Harbin Electric, Inc.*	5,288
1,562	Hawaiian Holdings, Inc.*	14,105
1,947	Healthcare Services Group	37,928
1,572	Heartland Express, Inc.	25,969
1,003	HEICO Corp.	35,737
207	Herley Industries, Inc.*	3,974
1,391	Herman Miller, Inc.	39,143
4,340	Hexcel Corp.*	90,185
1,059	Hill International, Inc.*	20,386
175	HNI Corp.	4,049
1,353	Horizon Lines, Inc., Class A	17,562
805	Houston Wire & Cable Co.	13,572
1,083	HUB Group, Inc., Class A*	43,255
947	Hudson Highland Group, Inc.*	8,722
939	Huron Consulting Group, Inc.*	60,547
17	ICF International, Inc.*	314
174	ICT Group, Inc.*	1,409
1,104	II-VI, Inc.*	48,477
1,430	Innerworkings, Inc.*	16,960
75	INSTEEL Industries, Inc.	1,282
76	Integrated Electrical Services, Inc.*	1,627
2,411	Interface, Inc., Class A	31,753
65	Kaman Corp.	1,960
1,252	Kaydon Corp.	69,774
255	Key Technology, Inc.*	7,283
182	Kforce, Inc.*	1,944
2,590	Knight Transportation, Inc.	46,335
1,967	Knoll, Inc.	32,396
149	Korn/Ferry International*	2,649
110	K-Tron International, Inc.*	16,367
498	LaBarge, Inc.*	7,355
193	Layne Christensen Co.*	10,592
416	LECG Corp.*	3,390
539	Lindsay Corp.	44,149
244	LMI Aerospace, Inc.*	5,756
28	M&F Worldwide Corp.*	1,233
1,741	MasTec, Inc.*	24,583
727	McGrath Rentcorp	20,720
1,342	Medis Technologies Ltd.*	4,200
1,094	Metalico, Inc.*	14,091
680	Met-Pro Corp.	9,914
48	Michael Baker Corp.*	1,662
3,077	Microvision, Inc.*	8,000
767	Middleby Corp.*	40,927
492	Mine Safety Appliances Co.	17,874
1,308	Mobile Mini, Inc.*	27,965
199	Moog, Inc., Class A*	9,433
119	Mueller Industries, Inc.	3,338
426	Multi-Color Corp.	9,943
2,185	Navigant Consulting, Inc.*	37,822
590	NN, Inc.	9,688
1,524	Nordson Corp.	81,732
1,755	Odyssey Marine Exploration, Inc.*	8,757
880	Old Dominion Freight Line, Inc.*	29,278
141	Omega Flex, Inc.	3,039
2,648	Orbital Sciences Corp.*	70,013
406	Orion Energy Systems, Inc.*	2,436
976	Orion Marine Group, Inc.*	12,678
606	Pacer International, Inc.	12,774
4	Patriot Transportation Holding, Inc.*	316
314	PeopleSupport, Inc.*	3,815
498	Perini Corp.*	13,302
246	Pike Electric Corp.*	4,637
587	PMFG, Inc.*	15,708
721	Polypore International, Inc.*	19,777
312	Powell Industries, Inc.*	13,784
216	Power-One, Inc.*	486
765	PowerSecure International, Inc.*	6,181
16	Preformed Line Products Co.	876
678	PRG-Schultz International, Inc.*	7,994
280	Protection One, Inc.*	1,988
1,084	Quanex Building Products Corp.	17,843
724	Raven Industries, Inc.	32,747
985	RBC Bearings, Inc.*	39,341
2,058	Resources Connection, Inc.*	49,762
743	Robbins & Myers, Inc.	33,324
1,881	Rollins, Inc.	33,425
2,152	RSC Holdings, Inc.*	21,864
452	Sauer-Danfoss, Inc.	14,812
1,229	Spherion Corp.*	6,366
286	Standard Parking Corp.*	6,243
206	Standard Register Co. (The)	2,332
400	Stanley, Inc.*	13,624
347	Sterling Construction Co., Inc.*	6,402
527	Sun Hydraulics Corp.	17,438
1,492	SYKES Enterprises, Inc.*	30,049
183	TAL International Group, Inc.	4,498
2,831	Taser International, Inc.*	18,401
474	TBS International Ltd., Class A*	13,703
835	Team, Inc.*	31,822
1,603	Teledyne Technologies, Inc.*	99,915
698	Tennant Co.	21,743
2,662	Tetra Tech, Inc.*	76,080
188	Textainer Group Holdings Ltd.	3,380
131	Thermadyne Holdings Corp.*	2,948
1,553	Titan International, Inc.	41,527
331	Titan Machinery, Inc.*	8,613
1,503	TransDigm Group, Inc.*	56,453
188	Trex Co., Inc.*	3,487
419	Triumph Group, Inc.	22,936
192	TrueBlue, Inc.*	3,185
1,068	TurboChef Technologies, Inc.*	6,515
42	Twin Disc, Inc.	772
2,680	UAL Corp.	29,775
568	Ultralife Corp.*	6,572
58	Universal Truckload Services, Inc.*	1,429
1,764	Valence Technology, Inc.*	6,333
878	Vicor Corp.	8,841
181	VSE Corp.	6,637
1,903	Wabtec Corp.	112,410
3,004	Waste Connections, Inc.*	109,075
561	Watsco, Inc.	28,718
1,286	Watson Wyatt Worldwide, Inc., Class A	75,347
2,093	Woodward Governor Co.	96,969
938	Xerium Technologies, Inc.	7,232
		4,818,880
	Information Technology — 19.3%

1,232	3PAR, Inc.*	13,552
1,555	ACI Worldwide, Inc.*	28,177
1,229	Acme Packet, Inc.*	7,853
61	Actel Corp.*	841
2,737	Actuate Corp.*	11,687
1,428	Adtran, Inc.	32,558

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
2,065	Advanced Analogic Technologies, Inc.*	$9,437
310	Advanced Energy Industries, Inc.*	5,000
754	Advent Software, Inc.*	34,873
983	Airvana, Inc.*	5,003
673	American Software, Inc., Class A	3,998
611	Amkor Technology, Inc.*	4,589
2,831	Anadigics, Inc.*	9,540
115	Anixter International, Inc.*	8,488
938	Applied Micro Circuits Corp.*	7,466
311	ArcSight, Inc.*	3,023
3,322	Ariba, Inc.*	48,933
5,826	Art Technology Group, Inc.*	23,887
2,366	Aruba Networks, Inc.*	14,882
1,567	AsiaInfo Holdings, Inc.*	20,622
265	Asyst Technologies, Inc.*	1,092
2,684	Atheros Communications, Inc.*	87,525
1,452	ATMI, Inc.*	35,414
1,133	AuthenTec, Inc.*	9,206
608	Avanex Corp.*	3,800
576	Bankrate, Inc.*	18,582
36	Bel Fuse, Inc., Class B	1,002
534	Benchmark Electronics, Inc.*	8,806
262	Bidz.com, Inc.*	2,285
1,487	BigBand Networks, Inc.*	5,219
1,871	Blackbaud, Inc.	37,775
1,399	Blackboard, Inc.*	55,904
1,498	Blue Coat Systems, Inc.*	27,863
1,062	Cabot Microelectronics Corp.*	41,014
281	CACI International, Inc., Class A*	14,233
1,363	Callidus Software, Inc.*	6,474
306	Cass Information Systems, Inc.	11,145
1,370	Cavium Networks, Inc.*	23,413
673	Ceva, Inc.*	6,394
1,037	China Information Security Technology, Inc.*	5,610
1,280	China Security & Surveillance Technology, Inc.*	22,848
1,359	Chordiant Software, Inc.*	8,086
1,973	Cirrus Logic, Inc.*	12,252
1,080	Cogent, Inc.*	11,880
1,895	Cognex Corp.	38,336
1,165	Cogo Group, Inc.*	6,419
75	Cohu, Inc.	1,252
1,934	Commvault Systems, Inc.*	32,607
639	Compellent Technologies, Inc.*	8,275
813	comScore, Inc.*	16,585
1,095	Comtech Telecommunications Corp.*	50,063
938	Comverge, Inc.*	6,172
1,950	Concur Technologies, Inc.*	85,703
919	Constant Contact, Inc.*	15,715
39	CPI International, Inc.*	558
416	Cray, Inc.*	2,334
858	CSG Systems International, Inc.*	16,216
3,121	Cybersource Corp.*	53,619
336	Cymer, Inc.*	10,060
1,483	Daktronics, Inc.	25,997
1,495	Data Domain, Inc.*	34,236
1,406	DealerTrack Holdings, Inc.*	25,913
526	Deltek, Inc.*	4,213
888	DemandTec, Inc.*	9,209
616	DG FastChannel, Inc.*	14,494
712	Dice Holdings, Inc.*	6,330
208	Digi International, Inc.*	2,456
1,679	Digital River, Inc.*	73,456
1,309	Diodes, Inc.*	31,141
1,219	DivX, Inc.*	11,190
781	Double-Take Software, Inc.*	10,239
806	DTS, Inc.*	25,929
46	Eagle Test Systems, Inc.*	652
4,965	Earthlink, Inc.*	46,274
92	Ebix, Inc.*	10,080
1,341	Echelon Corp.*	17,446
3,063	Elixir Gaming Technologies, Inc.*	1,286
3,319	Emcore Corp.*	20,545
310	Entegris, Inc.*	1,910
366	Entropic Communications, Inc.*	732
2,772	Entrust, Inc.*	6,514
1,057	EPIQ Systems, Inc.*	11,934
160	Exar Corp.*	1,238
642	ExlService Holdings, Inc.*	6,998
1,727	FalconStor Software, Inc.*	12,987
755	FARO Technologies, Inc.*	17,833
13,972	Finisar Corp.*	20,259
1,341	Formfactor, Inc.*	25,734
703	Forrester Research, Inc.*	24,317
1,835	Foundry Networks, Inc.*	33,746
2,678	Gartner, Inc.*	70,726
1,134	Global Cash Access Holdings, Inc.*	6,793
608	Globecomm Systems, Inc.*	6,202
1,098	Greenfield Online, Inc.*	19,050
1,062	GSI Commerce, Inc.*	17,077
422	Guidance Software, Inc.*	2,688
1,863	Hackett Group, Inc. (The)*	11,923
1,908	Harmonic, Inc.*	16,790
1,104	Heartland Payment Systems, Inc.	24,906
884	Hittite Microwave Corp.*	31,285
544	HSW International, Inc.*	1,605
325	Hughes Communications, Inc.*	14,349
1,768	Hypercom Corp.*	8,044
343	ICx Technologies, Inc.*	2,823
990	iGate Corp.*	11,137
717	Immersion Corp.*	4,768
4,198	Infinera Corp.*	46,262
4,004	Informatica Corp.*	67,547
898	Infospace, Inc.	10,507
383	Integral Systems, Inc.*	17,231
628	Interactive Intelligence, Inc.*	6,299
2,052	InterDigital, Inc.*	54,460
2,785	Intermec, Inc.*	55,951
1,145	Internap Network Services Corp.*	3,538
443	Internet Brands, Inc., Class A*	3,097
1,079	Internet Capital Group, Inc.*	9,118
1,766	InterVoice, Inc.*	14,517
1,743	Interwoven, Inc.*	25,657
869	IPG Photonics Corp.*	17,702
1,114	Isilon Systems, Inc.*	5,637
1,154	Ixia*	10,028
814	IXYS Corp.*	10,362
2,009	j2 Global Communications, Inc.*	49,562
3,130	Jack Henry & Associates, Inc.	62,694
83	JDA Software Group, Inc.*	1,513
794	Kenexa Corp.*	18,365
119	Keynote Systems, Inc.*	1,668
1,277	Knot, Inc. (The)*	11,633
331	Kopin Corp.*	986
2,421	Kulicke & Soffa Industries, Inc.*	12,444
345	L-1 Identity Solutions, Inc.*	5,686
2,641	Lattice Semiconductor Corp.*	6,180
5,706	Lawson Software, Inc.*	46,162
717	Limelight Networks, Inc.*	2,689

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
662	Liquidity Services, Inc.*	$7,256
426	Littelfuse, Inc.*	15,114
1,324	LoopNet, Inc.*	14,114
286	LTX Corp.*	512
283	Macrovision Solutions Corp.*	4,392
1,991	Magma Design Automation, Inc.*	10,114
1,115	Manhattan Associates, Inc.*	27,329
929	Mantech International Corp., Class A*	54,709
1,076	Marchex, Inc., Class B	12,127
111	MAXIMUS, Inc.	4,107
825	Maxwell Technologies, Inc.*	10,197
267	Mentor Graphics Corp.*	3,257
1,153	MercadoLibre, Inc.*	35,593
2,247	Micrel, Inc.	20,695
3,684	Micros Systems, Inc.*	113,541
3,557	Microsemi Corp.*	97,817
409	MicroStrategy, Inc., Class A*	26,241
2,456	Microtune, Inc.*	9,112
520	Midway Games, Inc.*	1,180
250	MIPS Technologies, Inc.*	995
137	MKS Instruments, Inc.*	3,088
1,180	Monolithic Power Systems, Inc.*	28,757
481	Monotype Imaging Holdings, Inc.*	6,032
5,805	Move, Inc.*	15,673
274	MTS Systems Corp.	11,366
344	Multi-Fineline Electronix, Inc.*	5,869
294	NCI, Inc., Class A*	7,879
161	Ness Technologies, Inc.*	2,006
2,034	Net 1 UEPS Technologies, Inc.*	54,552
1,784	Netezza Corp.*	24,084
265	Netgear, Inc.*	4,465
773	Netlogic Microsystems, Inc.*	26,846
1,126	Netscout Systems, Inc.*	16,777
322	NetSuite, Inc.*	5,416
753	Neutral Tandem, Inc.*	15,436
2,192	Nextwave Wireless, Inc.*	2,126
1,804	NIC, Inc.	12,484
634	Novatel Wireless, Inc.*	3,950
210	NVE Corp.*	6,514
2,822	Omniture, Inc.*	50,288
199	Omnivision Technologies, Inc.*	2,324
1,304	Online Resources Corp.*	11,358
385	OpenTV Corp., Class A*	724
343	Oplink Communications, Inc.*	4,507
538	Opnet Technologies, Inc.*	7,128
478	Opnext, Inc.*	3,031
502	Optium Corp.*	4,513
1,171	Orbcomm, Inc.*	6,745
564	OSI Systems, Inc.*	13,090
4,142	Palm, Inc.	35,248
4,944	Parametric Technology Corp.*	99,276
749	Park Electrochemical Corp.	20,987
1,040	Parkervision, Inc.*	11,232
411	PC Mall, Inc.*	3,933
538	PC-Tel, Inc.	5,439
652	Pegasystems, Inc.	9,558
998	Pericom Semiconductor Corp.*	13,613
1,245	Phoenix Technologies Ltd.*	13,745
621	Photon Dynamics, Inc.*	9,452
1,645	Plexus Corp.*	46,109
1,208	PLX Technology, Inc.*	6,874
5,828	PMC - Sierra, Inc.*	52,452
3,675	Polycom, Inc.*	103,047
1,375	Power Integrations, Inc.*	40,466
1,248	Presstek, Inc.*	6,702
1,710	Progress Software Corp.*	49,949
582	PROS Holdings, Inc.*	5,610
563	QAD, Inc.	3,705
792	Quality Systems, Inc.	33,913
5,244	Quantum Corp.*	9,282
153	Rackable Systems, Inc.*	1,585
1,251	Radiant Systems, Inc.*	11,409
1,641	RealNetworks, Inc.*	10,880
434	Renaissance Learning, Inc.	5,507
1,258	RightNow Technologies, Inc.*	18,857
26	Rimage Corp.*	414
2,537	Riverbed Technology, Inc.*	43,154
1,343	Rofin-Sinar Technologies, Inc.*	54,284
599	Rubicon Technology, Inc.*	7,320
145	Rudolph Technologies, Inc.*	1,224
1,682	S1 Corp.*	12,834
423	Safeguard Scientifics, Inc.*	605
7,469	Sanmina-SCI Corp.*	17,552
3,972	Sapient Corp.*	36,820
1,700	SAVVIS, Inc.*	26,996
900	Scansource, Inc.*	27,081
271	Secure Computing Corp.*	1,160
848	Semitool, Inc.*	8,175
2,639	Semtech Corp.*	39,031
1,665	ShoreTel, Inc.*	9,790
995	Sigma Designs, Inc.*	17,044
3,316	Silicon Image, Inc.*	22,980
4,978	Skyworks Solutions, Inc.*	48,287
1,146	Smith Micro Software, Inc.*	8,675
2,334	Solera Holdings, Inc.*	71,957
608	Sonic Solutions, Inc.*	2,827
282	SonicWALL, Inc.*	1,844
9,225	Sonus Networks, Inc.*	31,181
730	Sourcefire, Inc.*	5,731
548	Spansion, Inc., Class A*	1,233
807	SPSS, Inc.*	25,485
1,031	SRA International, Inc., Class A*	24,208
558	Standard Microsystems Corp.*	16,305
1,345	Starent Networks Corp.*	18,521
1,389	STEC, Inc.*	14,071
934	Stratasys, Inc.*	15,560
1,100	SuccessFactors, Inc.*	12,100
849	Super Micro Computer, Inc.*	8,465
502	Supertex, Inc.*	14,909
1,432	SupportSoft, Inc.*	4,998
928	Switch & Data Facilities Co., Inc.*	13,437
3,020	Sybase, Inc.*	103,918
934	Sycamore Networks, Inc.*	3,269
805	Symyx Technologies, Inc.*	8,895
1,025	Synaptics, Inc.*	53,649
993	Synchronoss Technologies, Inc.*	12,571
583	Syntel, Inc.	19,280
3,477	Take-Two Interactive Software, Inc.*	87,168
1,177	Taleo Corp., Class A*	28,495
120	Technitrol, Inc.	1,897
629	TechTarget, Inc.*	4,529
694	Techwell, Inc.*	7,690
333	Tekelec*	5,465
1,522	TeleCommunication Systems, Inc., Class A*	12,785
1,767	TeleTech Holdings, Inc.*	27,247
2,391	Terremark Worldwide, Inc.*	17,287
2,188	Tessera Technologies, Inc.*	50,915
495	TheStreet.com, Inc.	3,515
2,078	THQ, Inc.*	31,835
4,610	TiVo, Inc.*	39,001

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
995	TNS, Inc.*	$22,786
500	Transmeta Corp.*	7,475
1,093	Trident Microsystems, Inc.*	3,443
239	TTM Technologies, Inc.*	2,863
1,720	Tyler Technologies, Inc.*	27,881
1,113	Ultimate Software Group, Inc.*	31,209
1,057	Ultratech, Inc.*	15,696
632	Unica Corp.*	5,606
1,308	Universal Display Corp.*	18,547
255	Utstarcom, Inc.*	831
3,918	Valueclick, Inc.*	50,503
1,215	Vasco Data Security International, Inc.*	16,791
1,217	Veeco Instruments, Inc.*	20,458
1,620	VeriFone Holdings, Inc.*	32,659
238	Viasat, Inc.*	6,243
596	Vignette Corp.*	8,123
291	Virtusa Corp.*	2,127
1,997	VistaPrint Ltd.*	66,380
727	Vocus, Inc.*	25,918
1,147	Volterra Semiconductor Corp.*	18,031
1,844	Websense, Inc.*	41,748
286	Website Pros, Inc.*	1,727
3,257	Wind River Systems, Inc.*	35,990
1,654	Wright Express Corp.*	49,207
		5,611,265
	Materials — 2.9%

245	AEP Industries, Inc.*	4,564
1,796	Allied Nevada Gold Corp.*	10,489
386	AMCOL International Corp.	14,074
803	American Vanguard Corp.	11,917
536	Apex Silver Mines Ltd.*	1,576
383	Arch Chemicals, Inc.	14,056
820	Balchem Corp.	22,378
258	Bway Holding Co.*	3,277
1,851	Calgon Carbon Corp.*	39,482
768	Compass Minerals International, Inc.	53,199
476	Deltic Timber Corp.	29,165
1,730	Ferro Corp.	38,129
1,025	Flotek Industries, Inc.*	17,271
2,307	General Moly, Inc.*	15,734
487	General Steel Holdings, Inc.*	6,867
317	GenTek, Inc.*	9,187
6,538	Graphic Packaging Holding Co.*	18,633
135	Haynes International, Inc.*	7,892
277	Headwaters, Inc.*	4,263
2,845	Hercules, Inc.	61,310
477	ICO, Inc.*	2,762
247	Innophos Holdings, Inc.	9,260
651	Innospec, Inc.	10,214
58	Koppers Holdings, Inc.	2,657
1,049	Landec Corp.*	9,850
520	LSB Industries, Inc.*	12,553
393	Minerals Technologies, Inc.	25,812
731	Myers Industries, Inc.	9,620
609	NewMarket Corp.	41,375
183	NL Industries, Inc.	1,925
308	Olympic Steel, Inc.	14,664
390	Quaker Chemical Corp.	11,544
648	Rock-Tenn Co., Class A	23,769
1,363	ShengdaTech, Inc.*	12,948
573	Silgan Holdings, Inc.	29,991
3,284	Solutia, Inc.*	55,171
118	Stepan Co.	6,942
495	Stillwater Mining Co.*	3,688
186	Sutor Technology Group Ltd.*	1,179
1,057	Texas Industries, Inc.	55,672
45	United States Lime & Minerals, Inc.*	1,745
28	Universal Stainless & Alloy*	1,012
524	Worthington Industries, Inc.	9,222
2,509	WR Grace & Co.*	65,962
946	Zep, Inc.	18,532
1,245	Zoltek Cos., Inc.*	21,202
		842,734
	Telecommunication Services — 1.1%

1,005	Alaska Communications Systems Group, Inc.	10,573
1,083	Cbeyond, Inc.*	18,335
2,608	Centennial Communications Corp.*	19,873
2,152	Cogent Communications Group, Inc.*	19,820
386	Consolidated Communications Holdings, Inc.	5,833
612	Digimarc Corp.*‡	9,535
382	Global Crossing Ltd.*	6,975
218	Hungarian Telephone & Cable Corp.*	4,676
1,513	ICO Global Communications Holdings Ltd.*	4,433
175	Iowa Telecommunications Services, Inc.	3,218
251	iPCS, Inc.*	5,020
1,352	NTELOS Holdings Corp.	40,222
4,198	PAETEC Holding Corp.*	13,853
2,398	Premiere Global Services, Inc.*	36,258
959	Shenandoah Telecommunications Co.	16,572
1,112	Syniverse Holdings, Inc.*	18,448
789	TerreStar Corp.*	2,193
5,843	tw telecom, Inc.*	89,632
1,373	Virgin Mobile USA, Inc., Class A*	3,611
1,952	Vonage Holdings Corp.*	2,889
		331,969
	Utilities — 0.7%

541	Cadiz, Inc.*	10,555
657	Consolidated Water Co., Inc.	15,111
126	EnergySouth, Inc.	7,718
2,236	ITC Holdings Corp.	125,238
810	Ormat Technologies, Inc.	40,613
36	SJW Corp.	1,003
674	Synthesis Energy Systems, Inc.*	4,536
2,806	U.S. Geothermal, Inc.*	6,342
		211,116
	Total Common Stock (Cost $23,999,180)	25,101,813

No. of Rights
Rights — 0.0%
258	Arlington Tankers Ltd., expiring 06/26/18 at $95.00*	—
158	Charlotte Russe Holding, Inc., expiring 08/27/18 at $75.00*	—
562	MarketAxess Holdings, Inc., expiring 06/02/11 at $40.00*	—
845	Micrel, Inc., expiring 03/24/09 at $36.00*	—
4,136	Sonus Networks, Inc., expiring 06/26/11 at $25.00*	—
333	SPSS, Inc., expiring 06/18/18 at $175.00*	—
165	Twin Disc, Inc., expiring 06/30/18 at $125.00*	—
	Total Rights (Cost $—)	—

See accompanying notes to schedules of portfolio investments.

No. of Warrants		Value
Warrants — 0.0%
19	Greenhunter Energy Inc., expiring 08/27/11 at $27.50*	$—
	Total Warrants (Cost $–)	—

Principal Amount
	Repurchase Agreements — 15.5%
$1,804,083	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $1,804,504(b)	1,804,083
796,127	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $796,315(c)	796,127
538,532	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $538,659(d)	538,532
21,632	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $21,637(e)	21,632
969,358	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $969,584(f)	969,358
403,899	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $403,992(g)	403,899
	Total Repurchase Agreements (Cost $4,533,631)	4,533,631
	Total Investments (Cost $28,532,811) — 101.6%	29,635,444

	Liabilities in excess of other assets — (1.6)%	(470,251)
	Net Assets — 100.0%	$29,165,193

*	Non-income producing security.
‡	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2008, the value of these securities amounted to $9,535 or 0.03% of net assets.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $1,840,167. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $812,053. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $549,303. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $22,065. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $988,746. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $411,978. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,312,807
Aggregate gross unrealized depreciation	(1,039,637)
Net unrealized appreciation	$273,170
Federal income tax cost of investments	$29,362,274

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Russell 2000 Growth® Index	09/08/08	$25,554,377	$333,186

Equity Index Swap Agreement based on Russell 2000 Growth® Index	12/06/08	8,000,000	(896,713)

			$(563,527)

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 88.1%
	Chemicals — 49.0%

16,553	Air Products & Chemicals, Inc.	$1,520,393
5,921	Airgas, Inc.	350,760
7,665	Albemarle Corp.	304,607
4,699	Ashland, Inc.	192,330
4,224	Cabot Corp.	116,878
12,683	Celanese Corp., Class A	489,057
4,728	CF Industries Holdings, Inc.	720,547
20,152	Chemtura Corp.	132,802
3,988	Cytec Industries, Inc.	202,591
78,055	Dow Chemical Co. (The)	2,664,017
6,018	Eastman Chemical Co.	363,006
14,774	Ecolab, Inc.	675,763
75,398	EI Du Pont de Nemours & Co.	3,350,687
3,671	Ferro Corp.	80,909
6,289	FMC Corp.	462,493
4,434	HB Fuller Co.	115,594
9,546	Hercules, Inc.	205,716
8,043	Huntsman Corp.	104,961
6,791	International Flavors & Fragrances, Inc.	273,066
5,754	Lubrizol Corp.	304,905
1,606	Minerals Technologies, Inc.	105,482
45,386	Monsanto Co.	5,185,351
12,288	Mosaic Co. (The)	1,311,621
5,613	Olin Corp.	151,046
2,552	OM Group, Inc.*	94,679
13,873	PPG Industries, Inc.	872,057
26,492	Praxair, Inc.	2,380,041
10,326	Rohm & Haas Co.	774,966
10,170	RPM International, Inc.	219,672
2,035	Schulman A., Inc.	49,288
3,977	Sensient Technologies Corp.	116,168
9,300	Sigma-Aldrich Corp.	527,868
7,664	Terra Industries, Inc.	385,116
7,794	Valspar Corp.	184,406
5,055	WR Grace & Co.*	132,896
1,748	Zep, Inc.	34,243
		25,155,982
	Commercial Services & Supplies — 0.7%

7,899	Avery Dennison Corp.	381,048

	Industrial Conglomerates — 0.1%

2,058	Tredegar Corp.	40,748

	Metals & Mining — 26.2%

9,351	AK Steel Holding Corp.	491,956
68,296	Alcoa, Inc.	2,194,350
7,978	Allegheny Technologies, Inc.	390,922
4,010	Carpenter Technology Corp.	155,628
2,933	Century Aluminum Co.*	143,013
7,589	Cleveland-Cliffs, Inc.	768,159
46,190	Coeur d’Alene Mines Corp.*	82,680
9,569	Commercial Metals Co.	249,081
2,717	Compass Minerals International, Inc.	188,207
31,965	Freeport-McMoRan Copper & Gold, Inc.	2,855,114
10,314	Hecla Mining Co.*	72,404
1,319	Kaiser Aluminum Corp.	71,305
36,316	Newmont Mining Corp.	1,637,852
23,895	Nucor Corp.	1,254,488
5,373	Reliance Steel & Aluminum Co.	306,315
1,929	RTI International Metals, Inc.*	65,219
1,815	Schnitzer Steel Industries, Inc., Class A	124,164
18,471	Southern Copper Corp.	471,565
15,965	Steel Dynamics, Inc.	396,411
3,707	Stillwater Mining Co.*	27,617
8,257	Titanium Metals Corp.	118,983
9,935	United States Steel Corp.	1,322,050
5,395	Worthington Industries, Inc.	94,952
		13,482,435
	Oil, Gas & Consumable Fuels — 9.6%

5,896	Alpha Natural Resources, Inc.*	584,294
12,008	Arch Coal, Inc.	651,314
15,398	CONSOL Energy, Inc.	1,042,599
3,808	Foundation Coal Holdings, Inc.	225,243
8,970	International Coal Group, Inc.*	91,763
6,742	Massey Energy Co.	444,702
6,434	Patriot Coal Corp.*	385,783
22,730	Peabody Energy Corp.	1,430,853
9,262	USEC, Inc.*	53,349
		4,909,900
	Paper & Forest Products — 2.5%

4,459	AbitibiBowater, Inc.	29,340
41,170	Domtar Corp.*	235,081
36,030	International Paper Co.	974,612
1,239	Neenah Paper, Inc.	24,061
4,133	Wausau Paper Corp.	35,585
		1,298,679
	Total Common Stock (Cost $45,084,410)	45,268,792

Principal Amount
	Repurchase Agreements — 13.4%
$2,736,583	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $2,737,222(b)	2,736,583
1,207,631	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $1,207,915(c)	1,207,631
816,890	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $817,082(d)	816,890
32,813	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $32,820(e)	32,813
1,470,403	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $1,470,746(f)	1,470,403
612,668	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $612,809(g)	612,668
	Total Repurchase Agreements (Cost $6,876,988)	6,876,988
	Total Investments (Cost $51,961,398) — 101.5%	52,145,780
	Liabilities in excess of other assets — (1.5%)	(748,505)
	Net Assets — 100.0%	$51,397,275

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $2,791,318. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $1,231,789. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $833,228. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $33,469. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $1,499,811. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $624,923. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,000,611
Aggregate gross unrealized depreciation	(1,993,153)
Net unrealized depreciation	$(992,542)
Federal income tax cost of investments	$53,138,322

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	09/08/08	$10,576,635	$53,290

Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	09/08/08	13,885,721	104,834

Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	09/08/08	17,741,991	19,308

Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/08	16,000,000	(932,488)

			$(755,056)

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 86.7%
	Auto Components — 2.6%

284	American Axle & Manufacturing Holdings, Inc.	$1,380
453	ArvinMeritor, Inc.	6,800
726	BorgWarner, Inc.	30,020
375	Cooper Tire & Rubber Co.	3,585
898	Gentex Corp.	14,305
1,505	Goodyear Tire & Rubber Co. (The)*	29,513
3,688	Johnson Controls, Inc.	114,033
406	Lear Corp.*	5,099
186	Modine Manufacturing Co.	2,943
136	Superior Industries International, Inc.	2,389
332	TRW Automotive Holdings Corp.*	6,368
801	Visteon Corp.*	2,579
410	WABCO Holdings, Inc.	17,958
		236,972
	Automobiles — 1.7%

13,603	Ford Motor Co.*	60,670
3,078	General Motors Corp.	30,780
1,494	Harley-Davidson, Inc.	59,431
238	Thor Industries, Inc.	5,469
185	Winnebago Industries	2,100
		158,450
	Beverages — 20.4%

4,474	Anheuser-Busch Cos, Inc.	303,606
93	Brown-Forman Corp., Class A	6,804
350	Brown-Forman Corp., Class B	25,203
205	Central European Distribution Corp.*	11,826
13,338	Coca-Cola Co. (The)	694,510
1,995	Coca-Cola Enterprises, Inc.	34,055
1,199	Constellation Brands, Inc., Class A*	25,311
466	Hansen Natural Corp.*	12,806
972	Molson Coors Brewing Co., Class B	46,316
853	Pepsi Bottling Group, Inc.	25,232
405	PepsiAmericas, Inc.	9,489
9,993	PepsiCo, Inc.	684,320
		1,879,478
	Biotechnology — 0.1%

206	Martek Biosciences Corp.*	6,882

	Chemicals — 0.1%

272	Scotts Miracle-Gro Co. (The), Class A	7,273

	Commercial Services & Supplies — 0.3%

337	ACCO Brands Corp.*	2,861
354	Herman Miller, Inc.	9,962
211	HNI Corp.	4,882
345	Interface, Inc., Class A	4,544
400	Steelcase, Inc., Class A	4,440
		26,689
	Distributors — 0.6%

1,027	Genuine Parts Co.	43,565
849	LKQ Corp.*	15,902
		59,467
	Diversified Consumer Services — 0.1%

229	Weight Watchers International, Inc.	9,068

	Food Products — 14.0%
3,680	Archer-Daniels-Midland Co.	93,693
756	Bunge Ltd.	67,556
1,474	Campbell Soup Co.	54,258
271	Chiquita Brands International, Inc.*	3,978
3,074	ConAgra Foods, Inc.	65,384
463	Corn Products International, Inc.	20,738
941	Dean Foods Co.*	23,685
1,248	Del Monte Foods Co.	10,633
529	Flowers Foods, Inc.	13,987
280	Fresh Del Monte Produce, Inc.*	6,499
2,104	General Mills, Inc.	139,243
238	Hain Celestial Group, Inc.*	6,186
973	Hershey Co. (The)	35,116
1,877	HJ Heinz Co.	94,451
459	Hormel Foods Corp.	16,368
349	JM Smucker Co. (The)	18,926
1,493	Kellogg Co.	81,279
8,407	Kraft Foods, Inc., Class A	264,904
130	Lancaster Colony Corp.	4,521
665	McCormick & Co., Inc. (Non-Voting)	26,899
304	Pilgrim’s Pride Corp.	3,903
353	Ralcorp Holdings, Inc.*	21,674
4,462	Sara Lee Corp.	60,237
784	Smithfield Foods, Inc.*	15,766
145	Tootsie Roll Industries, Inc.	4,130
196	TreeHouse Foods, Inc.*	5,441
1,791	Tyson Foods, Inc., Class A	26,005
1,366	Wm. Wrigley Jr. Co.	108,570
		1,294,030
	Household Durables — 4.3%

381	Black & Decker Corp.	24,098
167	Blyth, Inc.	2,640
775	Centex Corp.	12,570
486	Champion Enterprises, Inc.*	2,377
1,712	DR Horton, Inc.	21,332
171	Ethan Allen Interiors, Inc.	4,641
229	Furniture Brands International, Inc.	2,050
801	Garmin Ltd.*	27,843
364	Harman International Industries, Inc.	12,387
357	Hovnanian Enterprises, Inc., Class A*	2,549
436	Jarden Corp.*	11,192
420	KB Home	8,736
325	La-Z-Boy, Inc.	2,460
1,050	Leggett & Platt, Inc.	23,426
808	Lennar Corp., Class A	10,625
225	MDC Holdings, Inc.	9,326
346	Mohawk Industries, Inc.*	23,891
1,747	Newell Rubbermaid, Inc.	31,621
30	NVR, Inc.*	17,932
1,320	Pulte Homes, Inc.	19,153
267	Ryland Group, Inc.	6,189
363	Snap-On, Inc.	20,698
490	Stanley Works (The)	23,496
443	Tempur-Pedic International, Inc.	5,010
801	Toll Brothers, Inc.*	19,929
386	Tupperware Brands Corp.	13,788
475	Whirlpool Corp.	38,646
		398,605
	Household Products — 20.2%

416	Church & Dwight Co., Inc.	26,000
867	Clorox Co.	51,240
3,186	Colgate-Palmolive Co.	242,231
356	Energizer Holdings, Inc.*	30,239
2,634	Kimberly-Clark Corp.	162,465

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
19,279	Procter & Gamble Co.	$1,345,096
96	WD-40 Co.	3,349
		1,860,620
	Internet & Catalog Retail — 0.0%

181	NutriSystem, Inc.	3,597

	Leisure Equipment & Products — 1.5%

548	Brunswick Corp.	7,557
415	Callaway Golf Co.	5,636
1,796	Eastman Kodak Co.	29,077
787	Hasbro, Inc.	29,434
176	Jakks Pacific, Inc.*	4,391
2,264	Mattel, Inc.	43,763
210	Polaris Industries, Inc.	9,469
298	Pool Corp.	7,229
		136,556
	Machinery — 0.0%

309	Briggs & Stratton Corp.	4,635

	Media — 0.1%

326	Marvel Entertainment, Inc.*	11,042

	Personal Products — 2.2%

567	Alberto-Culver Co.	14,833
2,673	Avon Products, Inc.	114,485
672	Estee Lauder Cos., Inc. (The), Class A	33,445
404	Herbalife Ltd.	19,028
351	NBTY, Inc.*	11,667
328	Nu Skin Enterprises, Inc., Class A	5,494
		198,952
	Software — 1.9%

1,824	Activision Blizzard, Inc.*	59,864
1,995	Electronic Arts, Inc.*	97,376
465	Take-Two Interactive Software, Inc.*	11,657
419	THQ, Inc.*	6,419
		175,316
	Textiles, Apparel & Luxury Goods — 3.9%

354	Carter’s, Inc.*	6,517
2,139	Coach, Inc.*	62,010
516	CROCS, Inc.*	2,141
82	Deckers Outdoor Corp.*	9,323
307	Fossil, Inc.*	9,185
601	Hanesbrands, Inc.*	14,328
542	Jones Apparel Group, Inc.	10,764
593	Liz Claiborne, Inc.	9,613
2,283	Nike, Inc., Class B	138,373
322	Phillips-Van Heusen Corp.	12,255
778	Quiksilver, Inc.*	5,998
300	Timberland Co., Class A*	5,058
205	Under Armour, Inc., Class A*	6,911
545	VF Corp.	43,191
288	Warnaco Group, Inc. (The)*	14,852
311	Wolverine World Wide, Inc.	8,189
		358,708
	Tobacco — 12.7%

13,147	Altria Group, Inc.	276,481
1,088	Lorillard, Inc.	78,597
13,147	Philip Morris International, Inc.	705,994
1,071	Reynolds American, Inc.	56,742
170	Universal Corp.	8,826
876	UST, Inc.	46,945
		1,173,585
	Total Common Stock (Cost $8,239,746)	7,999,925

No. of Rights
	Rights - 0.0%
357	Hovnanian Enterprises, Inc., Class A, expiring 08/14/09 at $35.00*	—
	Total Rights (Cost $—)	—

Principal Amount
	Repurchase Agreements -18.9%
$693,448	Bank of America Corp., 2.10%, dated 08/29/08, due09/02/08, total to be received $693,610(b)	693,448
306,013	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due09/02/08, total to be received $306,085(c)	306,013
206,999	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due09/02/08, total to be received $207,048(d)	206,999
8,315	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due09/02/08, total to be received $8,317(e)	8,315
372,599	UBS Warburg LLC, 2.10%, dated 08/29/08, due09/02/08, total to be received $372,686(f)	372,599
155,249	UBS Warburg LLC, 2.07%, dated 08/29/08, due09/02/08, total to be received $155,285(g)	155,249
	Total Repurchase Agreements (Cost $1,742,623)	1,742,623
	Total Investments (Cost $9,982,369) — 105.6%	9,742,548
	Liabilities in excess of other assets — (5.6%)	(515,939)
	Net Assets — 100.0%	$9,226,609

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $707,318. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $312,134. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $211,139. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $8,481. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $380,051. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $158,355. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$345,077
Aggregate gross unrealized depreciation	(665,816)
Net unrealized depreciation	$(320,739)
Federal income tax cost of investments	$10,063,287

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	09/08/08	$699,579	$(9,556)

Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	09/08/08	5,687,095	(64,244)

Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	12/06/08	4,500,000	(420,510)

			$(494,310)

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 95.3%
	Airlines — 1.7%

750	Airtran Holdings, Inc.*	$1,800
238	Alaska Air Group, Inc.*	5,000
1,622	AMR Corp.*	16,755
694	Continental Airlines, Inc., Class B*	11,277
1,912	Delta Air Lines, Inc.*	15,545
1,189	JetBlue Airways Corp.*	7,217
1,529	Northwest Airlines Corp.*	14,954
386	Skywest, Inc.	6,597
4,804	Southwest Airlines Co.	73,165
823	UAL Corp.	9,144
598	US Airways Group, Inc.*	5,077
		166,531
	Commercial Services & Supplies — 0.2%

432	Copart, Inc.*	19,012

	Computers & Peripherals — 0.0%

197	Avid Technology, Inc.*	4,578

	Diversified Consumer Services — 2.6%

891	Apollo Group, Inc., Class A*	56,739
585	Career Education Corp.*	10,969
554	Corinthian Colleges, Inc.*	7,352
405	DeVry, Inc.	20,890
2,134	H&R Block, Inc.	54,502
405	Hillenbrand, Inc.	9,631
253	ITT Educational Services, Inc.*	22,494
207	Matthews International Corp., Class A	10,404
54	Pre-Paid Legal Services, Inc.*	2,410
282	Regis Corp.	7,744
1,709	Service Corp. International	17,449
441	Sotheby’s	11,880
563	Stewart Enterprises, Inc., Class A	5,270
94	Strayer Education, Inc.	19,725
		257,459
	Electronic Equipment, Instruments & Components — 0.1%

333	Dolby Laboratories, Inc., Class A*	13,553

	Energy Equipment & Services — 0.2%

297	IHS, Inc., Class A*	19,056

	Food & Staples Retailing — 21.7%

391	BJ’s Wholesale Club, Inc.*	14,870
332	Casey’s General Stores, Inc.	9,628
2,867	Costco Wholesale Corp.	192,261
9,369	CVS/Caremark Corp.	342,905
4,029	Kroger Co. (The)	111,281
207	Longs Drug Stores Corp.	14,832
3,715	Rite Aid Corp.*	4,495
276	Ruddick Corp.	8,788
2,886	Safeway, Inc.	76,017
1,392	SUPERVALU, Inc.	32,281
3,931	SYSCO Corp.	125,124
256	United Natural Foods, Inc.*	4,920
6,487	Walgreen Co.	236,321
15,963	Wal-Mart Stores, Inc.	942,934
910	Whole Foods Market, Inc.	16,662
		2,133,319
	Health Care Providers & Services — 3.3%

1,054	AmerisourceBergen Corp.	43,225
2,333	Cardinal Health, Inc.	128,268
159	Chemed Corp.	6,955
1,815	McKesson Corp.	104,871
716	Omnicare, Inc.	23,091
545	VCA Antech, Inc.*	16,753
		323,163
	Hotels, Restaurants & Leisure — 13.1%

323	Bally Technologies, Inc.*	11,056
203	Bob Evans Farms, Inc.	5,698
376	Boyd Gaming Corp.	4,583
663	Brinker International, Inc.	12,544
602	Burger King Holdings, Inc.	14,942
2,761	Carnival Corp.	102,323
145	CBRL Group, Inc.	3,747
162	CEC Entertainment, Inc.*	5,550
416	Cheesecake Factory (The)*	6,394
96	Chipotle Mexican Grill, Inc., Class A*	6,655
120	Chipotle Mexican Grill, Inc., Class B*	7,808
222	Choice Hotels International, Inc.	5,992
841	Darden Restaurants, Inc.	24,633
101	DineEquity, Inc.	2,006
268	Gaylord Entertainment Co.*	9,286
2,026	International Game Technology	43,417
190	International Speedway Corp., Class A	7,537
255	Interval Leisure Group, Inc.*	3,307
389	Jack in the Box, Inc.*	9,231
685	Las Vegas Sands Corp.*	32,476
225	Life Time Fitness, Inc.*	7,954
2,023	Marriott International, Inc., Class A	57,069
7,416	McDonald’s Corp.	459,792
625	MGM Mirage*	21,994
279	Orient-Express Hotels Ltd., Class A	10,016
188	Panera Bread Co., Class A*	10,103
148	Papa John’s International, Inc.*	4,132
485	Penn National Gaming, Inc.*	16,403
149	PF Chang’s China Bistro, Inc.*	3,871
390	Pinnacle Entertainment, Inc.*	4,325
879	Royal Caribbean Cruises Ltd.	23,891
338	Ruby Tuesday, Inc.*	2,363
454	Scientific Games Corp., Class A*	13,670
398	Sonic Corp.*	5,767
4,779	Starbucks Corp.*	74,361
1,128	Starwood Hotels & Resorts Worldwide, Inc.	40,890
302	Triarc Cos, Inc., Class B	1,755
201	Vail Resorts, Inc.*	8,842
570	Wendy’s International, Inc.	13,834
294	WMS Industries, Inc.*	9,878
1,168	Wyndham Worldwide Corp.	22,519
410	Wynn Resorts Ltd.	39,122
3,111	Yum! Brands, Inc.	111,001
		1,282,737
	Household Durables — 0.1%

296	American Greetings Corp., Class A	4,760

	Internet & Catalog Retail — 2.8%

1,978	Amazon.Com, Inc.*	159,842
1,366	Expedia, Inc.*	24,123
255	HSN, Inc.*	3,730
3,693	Liberty Media Corp. - Interactive, Class A*	50,188

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
317	NetFlix, Inc.*	$9,776
227	priceline.com, Inc.*	21,107
255	Ticketmaster*	5,456
		274,222
	Internet Software & Services — 2.0%

7,402	eBay, Inc.*	184,532
1	IAC/InterActiveCorp*	8
631	RealNetworks, Inc.*	4,183
622	Valueclick, Inc.*	8,018
		196,741
	Media — 24.4%

178	Arbitron, Inc.	8,537
573	Belo Corp., Class A	4,200
1,528	Cablevision Systems Corp., Class A	49,309
3,823	CBS Corp., Class B	61,856
2,453	Charter Communications, Inc., Class A*	2,576
12,335	Comcast Corp., Class A	261,255
5,990	Comcast Corp., Special, Class A	126,629
341	CTC Media, Inc.*	6,615
3,903	DIRECTV Group, Inc. (The)*	110,104
1,753	Discovery Holding Co., Class A*	35,463
1,375	DISH Network Corp., Class A*	38,789
393	DreamWorks Animation SKG, Inc., Class A*	12,529
176	EW Scripps Co., Class A	1,280
1,503	Gannett Co., Inc.	26,738
252	Harte-Hanks, Inc.	3,112
960	Idearc, Inc.	1,584
3,068	Interpublic Group of Cos., Inc.*	28,839
315	John Wiley & Sons, Inc., Class A	14,988
429	Lamar Advertising Co., Class A*	15,937
265	Lee Enterprises, Inc.	994
1,062	Liberty Global, Inc., Class A*	37,361
1,042	Liberty Global, Inc., Class C*	34,615
806	Liberty Media Corp. - Capital, Class A*	13,097
3,224	Liberty Media Corp. - Entertainment, Class A*	89,595
491	Live Nation, Inc.*	7,881
372	McClatchy Co., Class A	1,350
2,099	McGraw-Hill Cos., Inc. (The)	89,921
241	Meredith Corp.	6,840
758	New York Times Co. (The), Class A	9,846
11,875	News Corp., Class A	168,150
2,846	News Corp., Class B	40,869
2,098	Omnicom Group, Inc.	88,934
450	R.H. Donnelley Corp.*	1,687
512	Regal Entertainment Group, Class A	8,581
216	Scholastic Corp.	5,638
532	Scripps Networks Interactive, Inc., Class A	22,099
346	Sinclair Broadcast Group, Inc., Class A	2,453
19,069	Sirius XM Radio, Inc.*	25,362
1,020	Time Warner Cable, Inc., Class A*	27,285
23,417	Time Warner, Inc.	383,336
311	Valassis Communications, Inc.*	2,927
79	Viacom, Inc., Class A*	2,339
3,772	Viacom, Inc., Class B*	111,199
11,684	Walt Disney Co. (The)	377,977
38	Washington Post Co. (The), Class B	22,667
		2,393,343
	Multiline Retail — 6.2%

352	99 Cents Only Stores*	3,013
532	Big Lots, Inc.*	15,731
404	Dillard’s, Inc., Class A	5,159
589	Dollar Tree, Inc.*	22,594
867	Family Dollar Stores, Inc.	21,606
244	Fred’s, Inc., Class A	3,421
1,274	JC Penney Co., Inc.	49,648
1,907	Kohl’s Corp.*	93,767
2,747	Macy’s, Inc.	57,193
1,123	Nordstrom, Inc.	34,925
820	Saks, Inc.*	9,348
470	Sears Holdings Corp.*	43,216
4,676	Target Corp.	247,922
		607,543
	Professional Services — 0.3%

369	Dun & Bradstreet Corp.	33,937

	Road & Rail — 0.1%

667	Avis Budget Group, Inc.*	5,083
873	Hertz Global Holdings, Inc.*	8,302
		13,385
	Software — 0.2%

292	Factset Research Systems, Inc.	18,311

	Specialty Retail — 16.0%

570	Abercrombie & Fitch Co., Class A	29,897
619	Advance Auto Parts, Inc.	26,642
438	Aeropostale, Inc.*	15,269
1,152	American Eagle Outfitters, Inc.	17,338
400	AnnTaylor Stores Corp.*	9,712
742	AutoNation, Inc.*	8,422
279	Autozone, Inc.*	38,287
247	Barnes & Noble, Inc.	6,108
1,714	Bed Bath & Beyond, Inc.*	52,551
2,196	Best Buy Co., Inc.	98,315
741	Blockbuster, Inc., Class A*	1,778
314	Borders Group, Inc.	2,198
276	Brown Shoe Co., Inc.	4,195
1,293	Carmax, Inc.*	19,136
181	Cato Corp. (The), Class A	3,187
639	Charming Shoppes, Inc.*	3,451
1,148	Chico’s FAS, Inc.*	6,590
156	Childrens Place Retail Stores, Inc. (The)*	6,544
232	Christopher & Banks Corp.	2,232
930	Circuit City Stores, Inc.	1,674
419	Collective Brands, Inc.*	6,084
559	Dick’s Sporting Goods, Inc.*	12,796
291	Dress Barn, Inc.*	4,732
1,024	Foot Locker, Inc.	16,681
998	GameStop Corp., Class A*	43,782
3,500	Gap, Inc. (The)	68,075
149	Genesco, Inc.*	5,455
149	Group 1 Automotive, Inc.	3,153
397	Guess?, Inc.	14,796
188	Gymboree Corp.*	7,379
10,993	Home Depot, Inc.	298,130
338	J. Crew Group, Inc.*	8,927
9,571	Lowe’s Cos., Inc.	235,829
1,904	Ltd Brands, Inc.	39,603
310	Men’s Wearhouse, Inc. (The)	6,789
1,784	Office Depot, Inc.*	12,559
497	OfficeMax, Inc.	6,083
876	O’Reilly Automotive, Inc.*	25,509
464	Pacific Sunwear of California*	2,937
253	PEP Boys-Manny Moe & Jack	2,226

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
833	PetSmart, Inc.	$22,466
526	Pier 1 Imports, Inc.*	2,325
858	RadioShack Corp.	16,311
438	Rent-A-Center, Inc.*	9,925
873	Ross Stores, Inc.	35,103
550	Sally Beauty Holdings, Inc.*	4,697
4,627	Staples, Inc.	111,973
832	Tiffany & Co.	36,750
2,783	TJX Cos., Inc.	100,856
213	Tractor Supply Co.*	9,078
162	Tween Brands, Inc.*	1,759
779	Urban Outfitters, Inc.*	27,748
560	Williams-Sonoma, Inc.	9,906
279	Zale Corp.*	7,620
		1,571,568
	Textiles, Apparel & Luxury Goods — 0.3%

381	Polo Ralph Lauren Corp.	28,910

	Thrifts & Mortgage Finance — 0.0%

2	Tree.com, Inc.*	13

	Total Common Stock (Cost $9,797,085)	9,362,141

No. of Rights
	Rights — 0.0%
82	Gaylord Entertainment Co., expiring 08/12/11 at $95.00*	—
	Total Rights (Cost $—)	—

Principal Amount
	Repurchase Agreements - 4.9%
$191,951	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $191,996(b)	191,951
84,706	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $84,726(c)	84,706
57,299	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $57,313(d)	57,299
2,302	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $2,303(e)	2,302
103,138	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $103,162(f)	103,138
42,974	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $42,984(g)	42,974
	Total Repurchase Agreements (Cost $482,370)	482,370
	Total Investments (Cost $10,279,455) — 100.2%	9,844,511
	Liabilities in excess of other assets — (0.2%)	(18,382)
	Net Assets — 100.0%	$9,826,129

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $195,790. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $86,401. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $58,445. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $2,348. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $105,201. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $43,834. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216,989
Aggregate gross unrealized depreciation	(682,548)
Net unrealized depreciation	$(465,559)
Federal income tax cost of investments	$10,310,070

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap based on the Dow Jones U.S. Consumer ServicesSM Index	09/08/08	$3,566,474	$(20,546)

Equity Index Swap based on the Dow Jones U.S. Consumer ServicesSM Index	09/08/08	6,709,445	75,302

			$54,756

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 86.4%
	Capital Markets — 15.1%

33,625	Affiliated Managers Group, Inc.*	$3,201,773
184,972	Ameriprise Financial, Inc.	8,314,491
946,701	Bank of New York Mellon Corp. (The)	32,765,322
16,477	BlackRock, Inc.	3,579,628
782,700	Charles Schwab Corp. (The)	18,776,973
352,208	E*Trade Financial Corp.*	1,127,066
95,773	Eaton Vance Corp.	3,420,054
79,714	Federated Investors, Inc., Class B	2,665,636
133,882	Franklin Resources, Inc.	13,990,669
164,990	GLG Partners, Inc.	1,367,767
299,298	Goldman Sachs Group, Inc. (The)	49,075,893
322,378	Invesco Ltd.	8,262,548
36,240	Investment Technology Group, Inc.*	1,159,680
136,477	Janus Capital Group, Inc.	3,680,785
94,726	Jefferies Group, Inc.	1,819,686
77,839	Knight Capital Group, Inc., Class A*	1,341,944
39,116	Lazard Ltd., Class A	1,658,127
115,225	Legg Mason, Inc.	5,130,969
579,093	Lehman Brothers Holdings, Inc.	9,317,606
1,065,740	Merrill Lynch & Co., Inc.	30,213,729
80,899	MF Global Ltd.*	596,226
837,547	Morgan Stanley	34,197,044
182,861	Northern Trust Corp.	14,700,196
38,940	optionsXpress Holdings, Inc.	898,346
15,543	Piper Jaffray Cos.*	590,789
81,507	Raymond James Financial, Inc.	2,512,861
116,161	SEI Investments Co.	2,743,723
354,989	State Street Corp.	24,022,106
22,949	SWS Group, Inc.	463,111
216,193	T. Rowe Price Group, Inc.	12,833,216
200,875	TD Ameritrade Holding Corp.*	4,103,876
71,705	Waddell & Reed Financial, Inc., Class A	2,308,901
		300,840,741
	Commercial Banks — 14.4%

17,183	Amcore Financial, Inc.	151,039
99,117	Associated Banc-Corp.	1,734,548
64,120	Bancorpsouth, Inc.	1,476,042
40,437	Bank of Hawaii Corp.	2,138,309
458,394	BB&T Corp.	13,751,820
18,609	BOK Financial Corp.	810,608
41,053	Cathay General Bancorp	794,786
63,177	Citizens Republic Bancorp, Inc.	231,860
33,015	City National Corp./CA	1,633,912
167,837	Colonial BancGroup, Inc. (The)	1,060,730
125,565	Comerica, Inc.	3,527,121
48,774	Commerce Bancshares, Inc./MO	2,194,830
46,027	Cullen/Frost Bankers, Inc.	2,562,783
52,437	East West Bancorp, Inc.	653,889
407,052	Fifth Third Bancorp	6,423,281
64,106	First Bancorp/Puerto Rico	605,802
154,324	First Horizon National Corp.	1,733,059
40,436	First Midwest Bancorp, Inc./IL	904,958
62,150	FirstMerit Corp.	1,257,916
71,518	FNB Corp./PA	838,906
39,102	Frontier Financial Corp.	435,987
144,181	Fulton Financial Corp.	1,536,969
21,681	Hancock Holding Co.	1,063,453
304,766	Huntington Bancshares, Inc./OH	2,230,887
44,360	International Bancshares Corp.	1,146,262
377,812	Keycorp	4,537,522
65,325	M&T Bank Corp.	4,660,286
202,074	Marshall & Ilsley Corp.	3,111,940
534,162	National City Corp.	2,692,176
55,199	Old National Bancorp/IN	962,119
38,636	Pacific Capital Bancorp N.A.	568,336
21,857	PacWest Bancorp	495,717
9,509	Park National Corp.	582,902
287,452	PNC Financial Services Group, Inc.	20,682,171
212,102	Popular, Inc.	1,728,631
36,623	Prosperity Bancshares, Inc.	1,170,837
26,329	Provident Bankshares Corp.	203,786
578,147	Regions Financial Corp.	5,359,423
60,570	South Financial Group, Inc. (The)	411,876
61,043	Sterling Bancshares, Inc./TX	600,663
42,946	Sterling Financial Corp./WA	437,620
290,405	SunTrust Banks, Inc.	12,165,065
71,530	Susquehanna Bancshares, Inc.	1,143,049
26,905	SVB Financial Group*	1,508,025
227,656	Synovus Financial Corp.	2,094,435
99,724	TCF Financial Corp.	1,570,653
41,932	Trustmark Corp.	804,675
1,435,353	U.S. Bancorp	45,730,347
91,785	UCBH Holdings, Inc.	536,942
49,846	Umpqua Holdings Corp.	695,850
44,346	UnionBanCal Corp.	3,267,413
35,713	United Bankshares, Inc.	919,610
39,499	United Community Banks, Inc./GA	464,508
104,430	Valley National Bancorp	2,089,644
1,795,653	Wachovia Corp.	28,532,926
43,572	Webster Financial Corp.	928,955
2,590,700	Wells Fargo & Co.	78,420,489
24,164	Westamerica Bancorporation	1,237,197
53,846	Whitney Holding Corp.	1,165,766
55,921	Wilmington Trust Corp.	1,312,466
19,450	Wintrust Financial Corp.	452,213
88,905	Zions Bancorporation	2,386,210
		286,532,200
	Consumer Finance — 3.1%

851,723	American Express Co.	33,796,369
95,173	AmeriCredit Corp.*	1,006,930
310,018	Capital One Financial Corp.	13,684,195
362,618	Discover Financial Services	5,965,066
388,101	SLM Corp.*	6,407,547
		60,860,107
	Diversified Financial Services — 18.1%

3,789,247	Bank of America Corp.	117,997,152
233,319	CIT Group, Inc.	2,405,519
4,526,369	Citigroup, Inc.	85,955,747
55,705	CME Group, Inc.	18,682,343
58,251	IntercontinentalExchange, Inc.*	5,127,836
2,871,229	JPMorgan Chase & Co.	110,513,604
174,125	Moody’s Corp.	7,079,922
131,149	Nasdaq OMX Group (The)*	4,287,261
186,561	NYSE Euronext	7,572,511
		359,621,895

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
	Insurance — 19.6%

276,757	ACE Ltd.	$14,560,186
394,857	Aflac, Inc.	22,388,392
4,937	Alleghany Corp.*	1,579,840
40,223	Allied World Assurance Co. Holdings Ltd.	1,553,412
457,950	Allstate Corp. (The)	20,667,283
254,764	AMBAC Financial Group, Inc.	1,824,110
63,153	American Financial Group, Inc./OH	1,801,755
1,944,920	American International Group, Inc.	41,796,331
12,998	American National Insurance Co.	1,240,659
219,326	AON Corp.	10,415,792
44,148	Arch Capital Group Ltd.*	3,079,764
76,607	Arthur J. Gallagher & Co.	2,028,553
61,572	Aspen Insurance Holdings Ltd.	1,668,601
81,885	Assurant, Inc.	4,784,541
49,516	Assured Guaranty Ltd.	805,130
122,591	Axis Capital Holdings Ltd.	4,098,217
94,421	Brown & Brown, Inc.	1,918,635
307,738	Chubb Corp.	14,774,501
126,174	Cincinnati Financial Corp.	3,739,797
153,624	Conseco, Inc.*	1,378,007
34,533	Delphi Financial Group, Inc., Class A	926,520
44,378	Endurance Specialty Holdings Ltd.	1,447,610
26,555	Erie Indemnity Co., Class A	1,228,169
48,485	Everest Re Group Ltd.	3,982,073
179,418	Fidelity National Financial, Inc., Class A	2,517,235
67,466	First American Corp.	1,704,866
359,715	Genworth Financial, Inc., Class A	5,773,426
42,890	Hanover Insurance Group, Inc. (The)	2,025,695
262,855	Hartford Financial Services Group, Inc.	16,580,893
95,551	HCC Insurance Holdings, Inc.	2,405,974
30,387	Hilb Rogal & Hobbs Co.	1,384,128
33,622	Horace Mann Educators Corp.	500,968
44,417	IPC Holdings Ltd.	1,406,686
215,531	Lincoln National Corp.	10,940,354
294,808	Loews Corp.	12,803,511
8,261	Markel Corp.*	3,056,570
425,068	Marsh & McLennan Cos., Inc.	13,572,421
39,213	Max Capital Group Ltd.	1,019,538
193,627	MBIA, Inc.	3,140,630
21,890	Mercury General Corp.	1,115,077
359,886	MetLife, Inc.	19,505,821
72,994	Montpelier Re Holdings Ltd.	1,181,773
32,910	National Financial Partners Corp.	663,795
38,370	Nationwide Financial Services	1,973,753
192,333	Old Republic International Corp.	2,102,200
45,193	PartnerRe Ltd.	3,114,250
50,408	Philadelphia Consolidated Holding Co.*	3,010,870
89,693	Phoenix Cos, Inc. (The)	1,068,244
40,625	Platinum Underwriters Holdings Ltd.	1,468,594
199,939	Principal Financial Group, Inc.	9,155,207
24,627	ProAssurance Corp.*	1,327,395
527,257	Progressive Corp. (The)	9,738,437
57,921	Protective Life Corp.	2,101,953
364,315	Prudential Financial, Inc.	26,853,659
24,423	Reinsurance Group of America, Inc.	1,176,212
53,658	RenaissanceRe Holdings Ltd.	2,720,997
16,122	RLI Corp.	901,381
74,609	Safeco Corp.	5,043,568
44,360	Selective Insurance Group	1,070,850
40,698	StanCorp Financial Group, Inc.	1,994,609
74,697	Torchmark Corp.	4,462,399
21,899	Transatlantic Holdings, Inc.	1,316,130
502,635	Travelers Cos., Inc. (The)	22,196,362
38,078	Unitrin, Inc.	972,131
287,916	Unum Group	7,315,946
6,545	White Mountains Insurance Group Ltd.	3,095,130
118,082	Willis Group Holdings Ltd.	4,064,382
122,417	WR Berkley Corp.	2,884,145
148,378	XL Capital Ltd., Class A	2,982,398
31,118	Zenith National Insurance Corp.	1,188,396
		390,286,837
	IT Services — 2.2%

58,970	Mastercard, Inc., Class A	14,303,173
1	Metavante Technologies, Inc.*	24
371,344	Visa, Inc., Class A	28,185,010
		42,488,207
	Professional Services — 0.2%

107,830	Equifax, Inc.	3,809,634

	Real Estate Investment Trusts (REITs) — 11.2%

26,482	Alexandria Real Estate Equities, Inc.	2,852,376
81,359	AMB Property Corp.	3,692,885
447,024	Annaly Capital Management, Inc.	6,687,479
74,614	Apartment Investment & Management Co., Class A	2,644,320
63,848	AvalonBay Communities, Inc.	6,384,800
59,238	BioMed Realty Trust, Inc.	1,586,394
98,960	Boston Properties, Inc.	10,140,431
72,623	Brandywine Realty Trust	1,263,640
42,487	BRE Properties, Inc.	2,049,148
43,872	Camden Property Trust	2,141,392
160,929	CapitalSource, Inc.	2,024,487
55,084	CBL & Associates Properties, Inc.	1,194,772
34,571	Colonial Properties Trust	653,738
39,399	Corporate Office Properties Trust SBI MD	1,540,501
36,389	Cousins Properties, Inc.	909,361
142,695	DCT Industrial Trust, Inc.	1,064,505
99,245	Developers Diversified Realty Corp.	3,325,700
79,513	DiamondRock Hospitality Co.	732,315
50,259	Digital Realty Trust, Inc.	2,305,380
89,607	Douglas Emmett, Inc.	2,120,998
121,029	Duke Realty Corp.	3,029,356
25,509	Entertainment Properties Trust	1,384,373
18,525	Equity Lifestyle Properties, Inc.	920,322
225,335	Equity Residential	9,509,137
21,238	Essex Property Trust, Inc.	2,492,279
48,865	Federal Realty Investment Trust	3,707,876

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
51,572	FelCor Lodging Trust, Inc.	$413,092
36,716	First Industrial Realty Trust, Inc.	866,131
53,161	Franklin Street Properties Corp.	676,740
209,099	General Growth Properties, Inc.	5,421,937
195,361	HCP, Inc.	7,075,975
74,695	Health Care REIT, Inc.	3,874,430
42,139	Healthcare Realty Trust, Inc.	1,208,125
47,195	Highwoods Properties, Inc.	1,711,763
26,482	Home Properties, Inc.	1,396,926
77,890	Hospitality Properties Trust	1,766,545
432,999	Host Hotels & Resorts, Inc.	6,191,886
187,409	HRPT Properties Trust	1,420,560
111,250	iStar Financial, Inc.	621,888
27,299	Kilroy Realty Corp.	1,366,315
182,281	Kimco Realty Corp.	6,769,916
33,300	LaSalle Hotel Properties	868,131
47,494	Lexington Realty Trust	708,136
77,020	Liberty Property Trust	2,908,275
62,147	Macerich Co. (The)	3,848,764
54,653	Mack-Cali Realty Corp.	2,209,074
30,738	Maguire Properties, Inc.	347,954
21,851	Mid-America Apartment Communities, Inc.	1,096,046
60,625	National Retail Properties, Inc.	1,375,581
80,031	Nationwide Health Properties, Inc.	2,754,667
43,914	Newcastle Investment Corp.	304,763
32,624	Pennsylvania Real Estate Investment Trust	647,586
143,358	Plum Creek Timber Co., Inc.	7,113,424
36,574	Post Properties, Inc.	1,150,252
32,473	Potlatch Corp.	1,516,164
217,886	Prologis	9,382,171
106,866	Public Storage	9,438,405
47,453	RAIT Financial Trust	281,396
65,065	Rayonier, Inc.	2,927,274
83,928	Realty Income Corp.	2,155,271
25,397	Redwood Trust, Inc.	476,194
57,619	Regency Centers Corp.	3,570,650
93,032	Senior Housing Properties Trust	2,016,934
185,958	Simon Property Group, Inc.	17,643,695
48,425	SL Green Realty Corp.	4,164,550
61,755	Strategic Hotels & Resorts, Inc.	569,381
48,766	Sunstone Hotel Investors, Inc.	691,502
43,669	Taubman Centers, Inc.	2,119,693
106,971	UDR, Inc.	2,650,741
114,311	Ventas, Inc.	5,192,006
119,650	Vornado Realty Trust	11,900,389
41,130	Washington Real Estate Investment Trust	1,453,946
64,663	Weingarten Realty Investors	2,137,112
		222,760,321
	Real Estate Management & Development — 0.6%

169,048	Brookfield Properties Corp.	3,499,294
149,512	CB Richard Ellis Group, Inc., Class A*	1,954,122
54,407	Forest City Enterprises, Inc., Class A	1,564,745
27,202	Forestar Real Estate Group, Inc.*	548,392
26,417	Jones Lang LaSalle, Inc.	1,315,566
76,270	St. Joe Co. (The)	2,842,583
		11,724,702
	Thrifts & Mortgage Finance — 1.9%

15,951	Anchor Bancorp Wisconsin, Inc.	122,504
72,572	Astoria Financial Corp.	1,585,698
25,578	Dime Community Bancshares	419,991
18,490	Downey Financial Corp.	40,308
813,170	Fannie Mae	5,562,083
91,199	First Niagara Financial Group, Inc.	1,364,337
537,086	Freddie Mac	2,422,258
28,867	Guaranty Financial Group, Inc.*	138,273
400,530	Hudson City Bancorp, Inc.	7,385,773
103,930	MGIC Investment Corp.	874,051
283,142	New York Community Bancorp, Inc.	4,669,011
84,342	NewAlliance Bancshares, Inc.	1,156,329
142,431	People’s United Financial, Inc.	2,552,363
67,518	PMI Group, Inc. (The)	242,390
46,465	Provident Financial Services, Inc.	708,591
66,878	Radian Group, Inc.	256,143
404,865	Sovereign Bancorp, Inc.	3,910,996
5,475	Tree.com, Inc.*	41,610
61,701	Trustco Bank Corp./NY	603,436
71,947	Washington Federal, Inc.	1,239,647
731,252	Washington Mutual, Inc.	2,961,571
		38,257,363
	Total Common Stock (Cost $1,771,850,555)	1,717,182,007

No. of Rights
	Rights - 0.0%
12,495	Guaranty Financial Group, Inc., expiring 10/24/08 at $115.00*	—
13,144	Reinsurance Group of America, Inc., expiring 09/13/11 at $200.00*	—
	Total Rights (Cost $—)	—

Principal Amount
	Repurchase Agreements - 16.8%
$133,277,458	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $133,308,556(b)	133,277,458
58,814,216	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $58,828,070(c)	58,814,216
39,784,316	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $39,793,687(d)	39,784,316
1,598,044	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $1,598,399(e)	1,598,044
71,611,768	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $71,628,477(f)	71,611,768

See accompanying notes to schedules of portfolio investments.

29,838,237	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $29,845,100(g)	29,838,237
	Total Repurchase Agreements (Cost $334,924,039)	334,924,039
	Total Investments (Cost $2,106,774,594) — 103.2%	2,052,106,046
	Liabilities in excess of other assets — (3.2%)	(63,724,189)
	Net Assets — 100.0%	$1,988,381,857

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $135,943,149. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $59,990,751. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $40,580,007. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $1,630,035. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $73,044,017. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $30,435,079. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(235,499,482)
Net unrealized depreciation	$(235,499,482)
Federal income tax cost of investments	$2,287,605,528

Swap Agreements

Ultra Financials had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	09/08/08	$68,373,488	$(2,160,087)

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	09/08/08	929,254,306	(34,361,894)

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	09/08/08	1,310,211,983	(29,023,787)

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	09/08/08	1,210,490	(38,361)

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	09/08/08	12,634,522	(398,728)

			$(65,982,857)

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 91.9%
	Biotechnology — 15.7%

161	Abraxis Bioscience, Inc.*	$11,833
2,200	Alexion Pharmaceuticals, Inc.*	99,176
2,835	Alkermes, Inc.*	37,904
30,753	Amgen, Inc.*	1,932,826
3,880	Amylin Pharmaceuticals, Inc.*	85,282
8,312	Biogen Idec, Inc.*	423,330
2,771	BioMarin Pharmaceutical, Inc.*	83,518
2,257	Celera Corp.*	31,598
12,338	Celgene Corp.*	855,023
1,902	Cephalon, Inc.*	145,731
1,596	Cepheid, Inc.*	29,686
1,590	Cubist Pharmaceuticals, Inc.*	35,028
1,599	CV Therapeutics, Inc.*	18,372
1,115	Enzon Pharmaceuticals, Inc.*	10,091
13,108	Genentech, Inc.*	1,294,415
7,571	Genzyme Corp.*	592,809
26,034	Gilead Sciences, Inc.*	1,371,471
3,781	Human Genome Sciences, Inc.*	28,017
1,734	ImClone Systems, Inc.*	111,670
2,408	Incyte Corp.*	24,634
875	InterMune, Inc.*	16,599
2,477	Isis Pharmaceuticals, Inc.*	43,793
3,605	Medarex, Inc.*	26,605
1,255	Myriad Genetics, Inc.*	85,591
1,575	Onyx Pharmaceuticals, Inc.*	64,370
1,626	OSI Pharmaceuticals, Inc.*	82,113
3,300	PDL BioPharma, Inc.	39,831
2,166	Regeneron Pharmaceuticals, Inc.*	47,046
1,546	Savient Pharmaceuticals, Inc.*	35,141
1,451	Theravance, Inc.*	19,777
621	United Therapeutics Corp.*	65,907
3,986	Vertex Pharmaceuticals, Inc.*	107,064
		7,856,251
	Health Care Equipment & Supplies — 18.3%

1,720	Advanced Medical Optics, Inc.*	37,204
2,157	Alcon, Inc.	367,316
2,030	American Medical Systems Holdings, Inc.*	36,134
744	Arthrocare Corp.*	19,076
17,949	Baxter International, Inc.	1,216,224
1,760	Beckman Coulter, Inc.	129,923
6,498	Becton Dickinson & Co.	567,795
41,948	Boston Scientific Corp.*	526,867
1,286	Cooper Cos, Inc. (The)	47,363
13,974	Covidien Ltd.	755,574
2,827	CR Bard, Inc.	264,183
382	Datascope Corp.	19,100
3,925	Dentsply International, Inc.	153,821
1,568	Edwards Lifesciences Corp.*	92,841
1,539	Gen-Probe, Inc.*	91,955
720	Haemonetics Corp.*	45,159
1,744	Hill-Rom Holdings, Inc.	52,215
7,213	Hologic, Inc.*	153,060
4,490	Hospira, Inc.*	181,217
1,716	Idexx Laboratories, Inc.*	96,611
1,988	Immucor, Inc.*	64,034
1,101	Intuitive Surgical, Inc.*	325,092
870	Invacare Corp.	22,124
2,173	Inverness Medical Innovations, Inc.*	77,185
1,532	Kinetic Concepts, Inc.*	53,865
31,773	Medtronic, Inc.	1,734,806
969	Mentor Corp.	23,915
1,005	NuVasive, Inc.*	47,898
2,179	Resmed, Inc.*	101,977
9,637	St. Jude Medical, Inc.*	441,664
1,748	STERIS Corp.	64,274
8,886	Stryker Corp.	597,050
3,572	Varian Medical Systems, Inc.*	225,608
900	West Pharmaceutical Services, Inc.	43,929
6,567	Zimmer Holdings, Inc.*	475,385
		9,152,444
	Health Care Providers & Services — 12.3%

13,701	Aetna, Inc.	591,061
1,532	AMERIGROUP Corp.*	39,648
1,249	Apria Healthcare Group, Inc.*	24,705
1,161	Brookdale Senior Living, Inc.	25,600
1,248	Centene Corp.*	28,180
7,900	Cigna Corp.	330,852
2,714	Community Health Systems, Inc.*	93,660
4,297	Coventry Health Care, Inc.*	150,481
2,995	DaVita, Inc.*	171,883
6,031	Express Scripts, Inc.*	442,736
6,909	Health Management Associates, Inc., Class A*	40,141
3,032	Health Net, Inc.*	83,835
2,281	Healthsouth Corp.*	41,035
997	Healthways, Inc.*	18,993
2,559	Henry Schein, Inc.*	149,650
4,795	Humana, Inc.*	222,488
3,137	Laboratory Corp. of America Holdings*	229,472
1,547	LifePoint Hospitals, Inc.*	52,196
2,054	Lincare Holdings, Inc.*	67,782
1,103	Magellan Health Services, Inc.*	48,047
14,346	Medco Health Solutions, Inc.*	672,110
911	Odyssey HealthCare, Inc.*	8,873
1,155	Owens & Minor, Inc.	53,269
3,421	Patterson Cos., Inc.*	111,319
1,322	Pediatrix Medical Group, Inc.*	75,288
813	PharMerica Corp.*	19,244
1,745	PSS World Medical, Inc.*	31,881
1,466	Psychiatric Solutions, Inc.*	55,342
4,271	Quest Diagnostics, Inc.	230,848
1,255	Sunrise Senior Living, Inc.*	25,514
13,379	Tenet Healthcare Corp.*	80,675
34,771	UnitedHealth Group, Inc.	1,058,777
1,323	Universal Health Services, Inc., Class B	81,735
1,173	WellCare Health Plans, Inc.*	48,984
14,905	WellPoint, Inc.*	786,835
		6,193,139
	Life Sciences Tools & Services — 4.3%

1,977	Affymetrix, Inc.*	16,963
4,754	Applied Biosystems, Inc.	173,473
538	Bio-Rad Laboratories, Inc., Class A*	57,889
1,907	Charles River Laboratories International, Inc.*	125,118
1,822	Covance, Inc.*	171,887
1,028	Enzo Biochem, Inc.*	13,313
1,589	Illumina, Inc.*	136,861
2,547	Invitrogen Corp.*	108,146
1,554	Millipore Corp.*	116,566
2,592	Nektar Therapeutics*	10,290
1,589	Parexel International Corp.*	50,482
2,992	Pharmaceutical Product Development, Inc.	122,074
1,124	Techne Corp.*	86,739

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
11,898	Thermo Fisher Scientific, Inc.*	$720,543
843	Varian, Inc.*	41,905
2,840	Waters Corp.*	193,830
		2,146,079
	Pharmaceuticals — 41.3%

43,539	Abbott Laboratories	2,500,445
8,719	Allergan, Inc.	487,131
1,251	Alpharma, Inc., Class A*	44,661
679	APP Pharmaceuticals, Inc.*	16,072
3,028	Barr Pharmaceuticals, Inc.*	204,511
55,666	Bristol-Myers Squibb Co.	1,187,912
27,347	Eli Lilly & Co.	1,275,738
3,055	Endo Pharmaceuticals Holdings, Inc.*	69,410
8,809	Forest Laboratories, Inc.*	314,393
80,165	Johnson & Johnson	5,646,021
6,944	King Pharmaceuticals, Inc.*	79,439
1,457	Medicines Co. (The)*	35,492
1,591	Medicis Pharmaceutical Corp., Class A	32,950
60,713	Merck & Co., Inc.	2,165,633
8,575	Mylan, Inc.*	110,532
984	Par Pharmaceutical Cos., Inc.*	14,012
2,195	Perrigo Co.	76,803
193,230	Pfizer, Inc.	3,692,625
45,836	Schering-Plough Corp.	889,218
3,041	Sepracor, Inc.*	55,954
2,161	Valeant Pharmaceuticals International*	39,568
2,410	Warner Chilcott Ltd., Class A*	38,560
2,887	Watson Pharmaceuticals, Inc.*	87,505
37,766	Wyeth	1,634,512
		20,699,097
	Total Common Stock (Cost $46,151,303)	46,047,010

Principal Amount
	Repurchase Agreements — 10.9%
$2,178,690	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $2,179,198(b)	2,178,690
961,438	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $961,664(c)	961,438
650,355	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $650,508(d)	650,355
26,124	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $26,130(e)	26,124
1,170,639	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $1,170,912(f)	1,170,639
487,766	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $487,878(g)	487,766
	Total Repurchase Agreements (Cost $5,475,012)	5,475,012
	Total Investments (Cost $51,626,315) — 102.8%	51,522,022
	Liabilities in excess of other assets — (2.8%)	(1,404,771)
	Net Assets — 100.0%	$50,117,251

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $2,222,266. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $980,670. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $663,362. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $26,646. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $1,194,052. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $497,523. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,451,303
Aggregate gross unrealized depreciation	(1,966,082)
Net unrealized depreciation	$(514,779)
Federal income tax cost of investments	$52,036,801

Swap Agreements

Ultra Health Care had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	09/08/08	$14,319,417	$(231,362)

Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	09/08/08	33,256,839	(563,062)

Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	12/06/08	8,000,000	(651,179)

			$(1,445,603)

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 90.8%
	Aerospace & Defense — 15.8%

261	AAR Corp.*	$4,142
219	Alliant Techsystems, Inc.*	23,045
634	BE Aerospace, Inc.*	15,184
4,531	Boeing Co.	297,052
176	Ceradyne, Inc.*	7,931
302	Curtiss-Wright Corp.	16,269
272	DRS Technologies, Inc.	21,657
203	Esterline Technologies Corp.*	11,468
2,274	General Dynamics Corp.	209,890
849	Goodrich Corp.	43,511
639	Hexcel Corp.*	13,278
4,620	Honeywell International, Inc.	231,785
824	L-3 Communications Holdings, Inc.	85,647
2,196	Lockheed Martin Corp.	255,702
260	Moog, Inc., Class A*	12,324
2,156	Northrop Grumman Corp.	148,441
393	Orbital Sciences Corp.*	10,391
920	Precision Castparts Corp.	94,999
2,854	Raytheon Co.	171,211
1,083	Rockwell Collins, Inc.	56,955
692	Spirit Aerosystems Holdings, Inc., Class A*	15,778
429	Taser International, Inc.*	2,789
221	Teledyne Technologies, Inc.*	13,775
6,117	United Technologies Corp.	401,214
		2,164,438
	Air Freight & Logistics — 4.3%

1,152	CH Robinson Worldwide, Inc.	60,031
1,435	Expeditors International of Washington, Inc.	51,789
1,930	FedEx Corp.	159,843
201	Forward Air Corp.	7,093
228	Pacer International, Inc.	4,806
4,609	United Parcel Service, Inc., Class B	295,529
602	UTi Worldwide, Inc.	12,100
		591,191
	Building Products — 0.7%

356	Lennox International, Inc.	13,172
2,462	Masco Corp.	46,926
134	NCI Building Systems, Inc.*	5,129
599	Owens Corning, Inc.*	14,490
252	Quanex Building Products Corp.	4,148
255	Simpson Manufacturing Co., Inc.	7,089
444	USG Corp.*	12,325
		103,279
	Chemicals — 0.2%

952	Nalco Holding Co.	21,772

	Commercial Services & Supplies — 3.1%

2,588	Allied Waste Industries, Inc.*	34,783
178	Bowne & Co., Inc.	2,154
287	Brink’s Co. (The)	20,027
899	Cintas Corp.	27,689
849	Corrections Corp. of America*	22,583
346	Deluxe Corp.	5,713
133	G&K Services, Inc., Class A	4,587
1,236	Iron Mountain, Inc.*	35,733
144	Mine Safety Appliances Co.	5,232
1,431	R.R. Donnelley & Sons Co.	39,896
1,089	Republic Services, Inc.	35,795
589	Stericycle, Inc.*	34,928
390	Tetra Tech, Inc.*	11,146
162	United Stationers, Inc.*	8,032
131	Viad Corp.	4,098
443	Waste Connections, Inc.*	16,085
3,351	Waste Management, Inc.	117,888
		426,369
	Communications Equipment — 0.2%

121	Black Box Corp.	4,336
473	CommScope, Inc.*	23,163
874	Powerwave Technologies, Inc.*	4,414
		31,913
	Construction & Engineering — 2.7%

504	Aecom Technology Corp.*	16,108
463	EMCOR Group, Inc.*	15,774
1,194	Fluor Corp.	95,675
977	Foster Wheeler Ltd.*	48,547
215	Granite Construction, Inc.	7,886
182	Insituform Technologies, Inc., Class A*	3,341
813	Jacobs Engineering Group, Inc.*	60,016
1,152	KBR, Inc.	28,282
1,158	Quanta Services, Inc.*	36,987
524	Shaw Group, Inc. (The)*	25,959
567	URS Corp.*	27,193
		365,768
	Construction Materials — 0.7%

299	Eagle Materials, Inc.	9,128
289	Headwaters, Inc.*	4,448
273	Martin Marietta Materials, Inc.	30,822
181	Texas Industries, Inc.	9,533
612	Vulcan Materials Co.	45,802
		99,733
	Containers & Packaging — 2.0%

432	Aptargroup, Inc.	17,449
655	Ball Corp.	30,078
682	Bemis Co., Inc.	19,041
1,079	Crown Holdings, Inc.*	29,931
164	Greif, Inc., Class A	11,334
1,125	Owens-Illinois, Inc.*	50,175
703	Packaging Corp. of America	18,102
875	Pactiv Corp.*	23,511
1,086	Sealed Air Corp.	26,314
1,717	Smurfit-Stone Container Corp.*	8,671
677	Sonoco Products Co.	23,397
608	Temple-Inland, Inc.	10,160
		268,163
	Diversified Financial Services — 0.0%

359	PHH Corp.*	5,475

	Electrical Equipment — 4.3%

273	Acuity Brands, Inc.	11,878
721	Ametek, Inc.	34,997
290	Baldor Electric Co.	10,336
299	Belden, Inc.	10,985
341	Brady Corp., Class A	12,518
1,376	Cooper Industries Ltd., Class A	65,553
5,270	Emerson Electric Co.	246,636
267	Energy Conversion Devices, Inc.*	20,071
354	General Cable Corp.*	17,424
700	GrafTech International Ltd.*	14,224

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
334	Hubbell, Inc., Class B	$14,532
216	Regal-Beloit Corp.	10,141
892	Rockwell Automation, Inc.	42,111
604	Roper Industries, Inc.	35,684
393	Thomas & Betts Corp.*	18,110
390	Woodward Governor Co.	18,069
		583,269
	Electronic Equipment & Instruments — 4.5%

2,463	Agilent Technologies, Inc.*	85,614
1,177	Amphenol Corp., Class A	55,931
212	Anixter International, Inc.*	15,648
831	Arrow Electronics, Inc.*	27,581
1,004	Avnet, Inc.*	29,467
346	AVX Corp.	3,972
466	Benchmark Electronics, Inc.*	7,684
266	Checkpoint Systems, Inc.*	5,663
258	Cognex Corp.	5,219
224	CTS Corp.	2,966
174	Electro Scientific Industries, Inc.*	2,486
5,649	Flextronics International Ltd.*	50,389
934	Flir Systems, Inc.*	33,344
225	Itron, Inc.*	23,305
1,241	Jabil Circuit, Inc.	20,923
564	Kemet Corp.*	914
141	Littelfuse, Inc.*	5,003
254	Methode Electronics, Inc.	2,791
229	Mettler Toledo International, Inc.*	24,091
460	Molex, Inc.	11,095
484	Molex, Inc., Class A	11,161
385	National Instruments Corp.	12,428
248	Newport Corp.*	2,324
220	Orbotech Ltd.*	2,376
126	Park Electrochemical Corp.	3,531
291	Plexus Corp.*	8,157
3,590	Sanmina-SCI Corp.*	8,437
271	Technitrol, Inc.	4,285
814	Trimble Navigation Ltd.*	27,554
3,230	Tyco Electronics Ltd.	106,299
1,162	Vishay Intertechnology, Inc.*	10,330
		610,968
	Health Care Technology — 0.3%

1,220	HLTH Corp.*	15,189
1,219	IMS Health, Inc.	27,086
		42,275
	Household Durables — 0.4%

1,032	Fortune Brands, Inc.	60,702

	Industrial Conglomerates — 18.3%

4,388	3M Co.	314,181
418	Carlisle Cos., Inc.	13,539
67,456	General Electric Co.	1,895,513
1,538	McDermott International, Inc.*	53,415
262	Teleflex, Inc.	16,917
1,686	Textron, Inc.	69,295
3,276	Tyco International Ltd.	140,475
		2,503,335
	Internet Software & Services — 0.1%

270	VistaPrint Ltd.*	8,975

	IT Services — 6.2%

4,045	Accenture Ltd., Class A	167,301
443	Acxiom Corp.	6,401
604	Affiliated Computer Services, Inc., Class A*	32,157
527	Alliance Data Systems Corp.*	33,855
3,499	Automatic Data Processing, Inc.	155,286
1,470	BearingPoint, Inc.*	1,676
938	Broadridge Financial Solutions, Inc.	18,732
782	Convergys Corp.*	11,535
1,324	Fidelity National Information Services, Inc.	28,929
1,116	Fiserv, Inc.*	57,876
528	Global Payments, Inc.	25,455
601	Hewitt Associates, Inc., Class A*	24,166
654	Lender Processing Services, Inc.*	21,778
603	Metavante Technologies, Inc.*	14,255
521	NeuStar, Inc., Class A*	12,509
2,192	Paychex, Inc.	74,703
267	TeleTech Holdings, Inc.*	4,117
1,341	Total System Services, Inc.	26,713
4,999	Western Union Co. (The)	138,072
		855,516
	Life Sciences Tools & Services — 0.2%

128	Dionex Corp.*	8,344
806	PerkinElmer, Inc.	22,899
		31,243
	Machinery — 14.6%

379	Actuant Corp., Class A	11,957
614	AGCO Corp.*	37,841
176	Albany International Corp., Class A	5,398
120	Astec Industries, Inc.*	4,128
509	Bucyrus International, Inc.	35,554
4,150	Caterpillar, Inc.	293,529
344	Clarcor, Inc.	13,736
350	Crane Co.	12,852
1,239	Cummins, Inc.	80,733
1,670	Danaher Corp.	136,222
2,939	Deere & Co.	207,405
467	Donaldson Co., Inc.	20,506
1,283	Dover Corp.	63,355
1,111	Eaton Corp.	81,303
174	ESCO Technologies, Inc.*	8,284
389	Flowserve Corp.	51,395
351	Gardner Denver, Inc.*	15,844
419	Graco, Inc.	15,985
566	Harsco Corp.	29,794
554	IDEX Corp.	20,537
3,058	Illinois Tool Works, Inc.	151,707
2,147	Ingersoll-Rand Co., Ltd., Class A	79,289
1,220	ITT Corp.	77,775
181	John Bean Technologies Corp.*	2,353
731	Joy Global, Inc.	51,930
183	Kaydon Corp.	10,199
521	Kennametal, Inc.	18,355
269	Lincoln Electric Holdings, Inc.	21,727
873	Manitowoc Co., Inc. (The)	21,982
253	Mueller Industries, Inc.	7,097
574	Mueller Water Products, Inc., Class B	5,958
210	Nordson Corp.	11,262
506	Oshkosh Corp.	7,803
2,365	PACCAR, Inc.	101,837
824	Pall Corp.	33,463
1,132	Parker Hannifin Corp.	72,527
679	Pentair, Inc.	24,953

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
356	SPX Corp.	$42,453
687	Terex Corp.*	34,549
514	Timken Co.	16,612
255	Toro Co.	10,422
553	Trinity Industries, Inc.	19,897
127	Valmont Industries, Inc.	13,556
333	Wabtec Corp.	19,670
		2,003,734
	Marine — 0.3%

273	Alexander & Baldwin, Inc.	12,211
262	American Commercial Lines, Inc.*	3,225
214	Genco Shipping & Trading Ltd.	13,427
357	Kirby Corp.*	16,347
		45,210
	Multi-Utilities — 0.3%

1,132	MDU Resources Group, Inc.	37,401

	Office Electronics — 0.1%

437	Zebra Technologies Corp., Class A*	13,643

	Oil, Gas & Consumable Fuels — 0.5%

175	General Maritime Corp.	4,323
168	Overseas Shipholding Group, Inc.	12,052
292	Teekay Corp.	10,384
350	Walter Industries, Inc.	32,830
187	World Fuel Services Corp.	5,387
		64,976
	Paper & Forest Products — 0.8%

700	Louisiana-Pacific Corp.	6,818
1,113	MeadWestvaco Corp.	29,472
1,418	Weyerhaeuser Co.	78,685
		114,975
	Professional Services — 1.3%

162	Administaff, Inc.	4,439
463	ChoicePoint, Inc.*	22,529
226	Corporate Executive Board Co. (The)	8,226
341	FTI Consulting, Inc.*	25,029
532	Manpower, Inc.	25,568
811	Monster Worldwide, Inc.*	15,847
640	MPS Group, Inc.*	7,373
316	Navigant Consulting, Inc.*	5,470
306	Resources Connection, Inc.*	7,399
1,074	Robert Half International, Inc.	27,494
376	Spherion Corp.*	1,948
298	TrueBlue, Inc.*	4,944
291	Watson Wyatt Worldwide, Inc., Class A	17,050
		173,316
	Road & Rail — 7.3%

158	Arkansas Best Corp.	5,470
1,898	Burlington Northern Santa Fe Corp.	203,845
304	Con-way, Inc.	14,926
2,722	CSX Corp.	176,059
214	Genesee & Wyoming, Inc., Class A*	9,204
739	JB Hunt Transport Services, Inc.	26,937
518	Kansas City Southern*	26,641
352	Landstar System, Inc.	17,255
2,543	Norfolk Southern Corp.	186,987
208	Old Dominion Freight Line, Inc.*	6,920
388	Ryder System, Inc.	25,034
3,491	Union Pacific Corp.	292,895
345	Werner Enterprises, Inc.	7,869
386	YRC Worldwide, Inc.*	6,987
		1,007,029
	Semiconductors & Semiconductor Equipment — 0.1%

216	ATMI, Inc.*	5,268
208	Veeco Instruments, Inc.*	3,497
		8,765
	Software — 0.1%

550	Jack Henry & Associates, Inc.	11,016

	Specialty Retail — 0.3%

681	Sherwin-Williams Co. (The)	39,873

	Trading Companies & Distributors — 1.1%

942	Fastenal Co.	48,918
270	GATX Corp.	11,834
171	Kaman Corp.	5,156
303	MSC Industrial Direct Co., Class A	15,432
525	United Rentals, Inc.*	8,500
167	Watsco, Inc.	8,549
290	WESCO International, Inc.*	11,147
435	WW Grainger, Inc.	39,163
		148,699
	Total Common Stock (Cost $12,942,985)	12,443,021

No. of Rights
	Rights — 0.0%
689	Republic Services, Inc., expiring 07/27/09 at $125.00*	—
	Total Rights (Cost $—)	—

Principal Amount
	Repurchase Agreements — 19.4%
$1,057,736	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $1,057,983(b)	1,057,736
466,770	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $466,880(c)	466,770
315,742	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $315,816(d)	315,742
12,683	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $12,686(e)	12,683
568,335	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $568,468(f)	568,335
236,806	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $236,860(g)	236,806
	Total Repurchase Agreements (Cost $2,658,072)	2,658,072
	Total Investments (Cost $15,601,057) — 110.2%	15,101,093
	Liabilities in excess of other assets — (10.2%)	(1,402,095)
	Net Assets — 100.0%	$13,698,998

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $1,078,891. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $476,107. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $322,057. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $12,937. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $579,702. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $241,543. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$590,346
Aggregate gross unrealized depreciation	(1,128,830)
Net unrealized depreciation	$(538,484)
Federal income tax cost of investments	$15,639,577

Swap Agreements

Ultra Industrials had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	09/08/08	$760,165	$540

Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	09/08/08	6,284,309	(88,905)

Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	12/06/08	9,200,000	(1,312,920)

			$(1,401,285)

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 90.3%
	Electrical Equipment — 0.2%

6,520	SunPower Corp., Class A*	$636,026

	Energy Equipment & Services — 23.0%

8,804	Atwood Oceanics, Inc.*	357,971
49,672	Baker Hughes, Inc.	3,974,257
47,237	BJ Services Co.	1,268,314
3,980	Bristow Group, Inc.*	162,265
35,019	Cameron International Corp.*	1,631,535
3,696	Core Laboratories N.V.	458,821
10,530	Diamond Offshore Drilling, Inc.	1,157,352
13,711	Dresser-Rand Group, Inc.*	556,118
5,049	Dril-Quip, Inc.*	277,746
23,332	ENSCO International, Inc.	1,581,443
10,583	Exterran Holdings, Inc.*	483,749
20,671	FMC Technologies, Inc.*	1,107,139
14,097	Global Industries Ltd.*	136,318
28,816	Grey Wolf, Inc.*	250,987
142,023	Halliburton Co.	6,240,491
13,451	Helix Energy Solutions Group, Inc.*	413,887
15,390	Helmerich & Payne, Inc.	879,077
14,475	Hercules Offshore, Inc.*	319,463
13,526	ION Geophysical Corp.*	218,039
20,255	Key Energy Services, Inc.*	340,284
45,342	Nabors Industries Ltd.*	1,614,175
66,285	National Oilwell Varco, Inc.*	4,887,193
14,462	Newpark Resources*	124,084
43,320	Noble Corp.	2,178,563
8,826	Oceaneering International, Inc.*	550,831
7,968	Oil States International, Inc.*	443,260
17,955	Parker Drilling Co.*	166,443
25,001	Patterson-UTI Energy, Inc.	710,528
26,752	Pride International, Inc.*	1,027,544
18,196	Rowan Cos., Inc.	672,160
192,156	Schlumberger Ltd.	18,104,938
3,562	SEACOR Holdings, Inc.*	313,990
35,113	Smith International, Inc.	2,447,373
12,972	Superior Energy Services, Inc.*	610,203
12,017	Tetra Technologies, Inc.*	266,056
8,495	Tidewater, Inc.	515,392
50,901	Transocean, Inc.*	6,474,607
7,551	Unit Corp.*	511,429
109,520	Weatherford International Ltd.*	4,225,282
		67,659,307
	Machinery — 0.0%
1	John Bean Technologies Corp.*	13

	Multi-Utilities — 0.1%
14,749	OGE Energy Corp.	497,041

	Oil, Gas & Consumable Fuels — 67.0%

75,424	Anadarko Petroleum Corp.	4,655,924
53,724	Apache Corp.	6,144,951
6,032	Arena Resources, Inc.*	269,449
5,920	Atlas America, Inc.	221,882
6,337	Berry Petroleum Co., Class A	263,746
5,360	Bill Barrett Corp.*	211,077
15,719	Cabot Oil & Gas Corp.	698,552
4,384	Carrizo Oil & Gas, Inc.*	217,622
7,844	Cheniere Energy, Inc.*	29,493
82,236	Chesapeake Energy Corp.	3,980,222
334,632	Chevron Corp.	28,885,434
13,350	Cimarex Energy Co.	741,459
7,343	Comstock Resources, Inc.*	476,854
230,131	ConocoPhillips	18,988,109
4,979	Continental Resources, Inc.*	249,796
7,393	Crosstex Energy, Inc.	240,790
10,550	Delta Petroleum Corp.*	189,478
39,333	Denbury Resources, Inc.*	978,998
67,521	Devon Energy Corp.	6,890,518
113,731	El Paso Corp.	1,906,132
8,073	Encore Acquisition Co.*	416,244
39,813	EOG Resources, Inc.	4,157,274
13,568	EXCO Resources, Inc.*	359,281
867,359	Exxon Mobil Corp.	69,397,394
12,904	Forest Oil Corp.*	734,496
16,654	Frontier Oil Corp.	322,588
46,738	Hess Corp.	4,893,936
6,741	Holly Corp.	215,712
114,487	Marathon Oil Corp.	5,159,929
12,924	Mariner Energy, Inc.*	375,959
30,593	Murphy Oil Corp.	2,402,468
21,266	Newfield Exploration Co.*	961,649
27,520	Noble Energy, Inc.	1,974,010
132,515	Occidental Petroleum Corp.	10,516,390
6,716	Penn Virginia Corp.	444,465
38,786	PetroHawk Energy Corp.*	1,342,384
19,202	Pioneer Natural Resources Co.	1,212,990
17,297	Plains Exploration & Production Co.*	932,308
17,850	Quicksilver Resources, Inc.*	431,792
24,910	Range Resources Corp.	1,156,322
55,109	Southwestern Energy Co.*	2,114,532
9,889	St. Mary Land & Exploration Co.	417,514
4,512	Stone Energy Corp.*	215,087
18,955	Sunoco, Inc.	841,223
4,913	Swift Energy Co.*	229,486
22,028	Tesoro Corp.	408,619
24,495	Ultra Petroleum Corp.*	1,669,334
85,167	Valero Energy Corp.	2,960,405
6,829	Whiting Petroleum Corp.*	657,223
81,671	XTO Energy, Inc.	4,117,035
		197,278,535
	Total Common Stock (Cost $270,806,163)	266,070,922

Principal Amount
	Repurchase Agreements — 9.5%
$11,107,701	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $11,110,293 (b)	11,107,701
4,901,735	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $4,902,890(c)	4,901,735
3,315,732	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $3,316,513(d)	3,315,732
133,185	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $133,215(e)	133,185

See accompanying notes to schedules of portfolio investments.

5,968,317	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $5,969,710(f)	5,968,317

2,486,799	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $2,487,371(g)	2,486,799
	Total Repurchase Agreements (Cost $27,913,469)	27,913,469
	Total Investments (Cost $298,719,632) — 99.8%	293,984,391
	Other assets less liabilities — 0.2%	466,630
	Net Assets — 100.0%	$294,451,021

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $11,329,867. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $4,999,790. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $3,382,047. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $135,852. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $6,087,684. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $2,536,541. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(8,956,278)
Net unrealized depreciation	$(8,956,278)
Federal income tax cost of investments	$302,940,669

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	09/08/08	$76,780,511	$(1,619,470)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	09/08/08	82,019,462	3,240,076

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	09/08/08	108,088,898	1,874,588

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	12/06/08	56,163,026	(3,562,328)

			$(67,134)

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 86.5%
	Real Estate Investment Trusts (REITs) — 82.2%

7,901	Alexandria Real Estate Equities, Inc.	$851,017
24,277	AMB Property Corp.	1,101,933
133,292	Annaly Capital Management, Inc.	1,994,048
22,243	Apartment Investment & Management Co., Class A	788,292
19,038	AvalonBay Communities, Inc.	1,903,800
17,682	BioMed Realty Trust, Inc.	473,524
29,516	Boston Properties, Inc.	3,024,505
21,645	Brandywine Realty Trust	376,623
12,697	BRE Properties, Inc.	612,376
13,045	Camden Property Trust	636,726
53,573	CapitalSource, Inc.	673,948
16,417	CBL & Associates Properties, Inc.	356,085
10,283	Colonial Properties Trust	194,452
11,727	Corporate Office Properties Trust SBI MD	458,526
10,850	Cousins Properties, Inc.	271,142
42,569	DCT Industrial Trust, Inc.	317,565
29,588	Developers Diversified Realty Corp.	991,494
23,702	DiamondRock Hospitality Co.	218,295
14,959	Digital Realty Trust, Inc.	686,169
26,748	Douglas Emmett, Inc.	633,125
36,111	Duke Realty Corp.	903,858
7,599	Entertainment Properties Trust	412,398
5,555	Equity Lifestyle Properties, Inc.	275,972
67,179	Equity Residential	2,834,954
6,312	Essex Property Trust, Inc.	740,713
14,592	Federal Realty Investment Trust	1,107,241
15,369	FelCor Lodging Trust, Inc.	123,106
10,979	First Industrial Realty Trust, Inc.	258,995
15,833	Franklin Street Properties Corp.	201,554
62,333	General Growth Properties, Inc.	1,616,295
58,231	HCP, Inc.	2,109,127
22,253	Health Care REIT, Inc.	1,154,263
12,572	Healthcare Realty Trust, Inc.	360,439
14,054	Highwoods Properties, Inc.	509,739
7,901	Home Properties, Inc.	416,778
23,262	Hospitality Properties Trust	527,582
129,149	Host Hotels & Resorts, Inc.	1,846,831
55,887	HRPT Properties Trust	423,623
33,203	iStar Financial, Inc.	185,605
8,086	Kilroy Realty Corp.	404,704
54,399	Kimco Realty Corp.	2,020,379
9,925	LaSalle Hotel Properties	258,745
14,191	Lexington Realty Trust	211,588
22,977	Liberty Property Trust	867,612
18,551	Macerich Co. (The)	1,148,863
16,263	Mack-Cali Realty Corp.	657,350
9,189	Maguire Properties, Inc.	104,019
6,478	Mid-America Apartment Communities, Inc.	324,936
18,110	National Retail Properties, Inc.	410,916
23,872	Nationwide Health Properties, Inc.	821,674
13,056	Newcastle Investment Corp.	90,609
9,771	Pennsylvania Real Estate Investment Trust	193,954
42,711	Plum Creek Timber Co., Inc.	2,119,320
10,949	Post Properties, Inc.	344,346
9,667	Potlatch Corp.	451,352
64,976	Prologis	2,797,867
31,878	Public Storage	2,815,465
14,174	RAIT Financial Trust	84,052
19,444	Rayonier, Inc.	874,786
25,030	Realty Income Corp.	642,770
7,575	Redwood Trust, Inc.	142,031
17,141	Regency Centers Corp.	1,062,228
27,768	Senior Housing Properties Trust	602,010
55,405	Simon Property Group, Inc.	5,256,826
14,458	SL Green Realty Corp.	1,243,388
18,433	Strategic Hotels & Resorts, Inc.	169,952
14,588	Sunstone Hotel Investors, Inc.	206,858
13,035	Taubman Centers, Inc.	632,719
31,897	UDR, Inc.	790,408
34,096	Ventas, Inc.	1,548,640
35,680	Vornado Realty Trust	3,548,733
12,268	Washington Real Estate Investment Trust	433,674
19,289	Weingarten Realty Investors	637,501
		66,492,993
	Real Estate Management & Development — 4.3%

50,436	Brookfield Properties Corp.	1,044,025
44,608	CB Richard Ellis Group, Inc., Class A*	583,027
16,229	Forest City Enterprises, Inc., Class A	466,746
8,076	Forestar Real Estate Group, Inc.*	162,812
7,878	Jones Lang LaSalle, Inc.	392,325
22,712	St. Joe Co. (The)	846,476
		3,495,411
	Total Common Stock (Cost $71,318,412)	69,988,404

Principal
Amount
	Repurchase Agreements — 14.8%
$4,772,210	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $4,773,324(b)	4,772,210
2,105,936	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,106,432(c)	2,105,936
1,424,540	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $1,424,876(d)	1,424,540
57,221	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $57,234(e)	57,221
2,564,172	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $2,564,770(f)	2,564,172
1,068,405	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $1,068,651(g)	1,068,405
	Total Repurchase Agreements (Cost $11,992,484)	11,992,484
	Total Investments (Cost $83,310,896) — 101.3%	81,980,888
	Liabilities in excess of other assets — (1.3%)	(1,045,092)
	Net Assets — 100.0%	$80,935,796

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $4,867,659. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $2,148,064. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $1,453,031. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $58,366. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $2,615,456. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $1,089,776. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,064,594
Aggregate gross unrealized depreciation	(5,084,795)
Net unrealized depreciation	$(3,020,201)
Federal income tax cost of investments	$85,001,089

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Real Estate had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	09/08/08	$8,215,727	$(28,048)

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	09/08/08	20,197,809	(152,326)

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	09/08/08	31,515,174	(747,579)

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	09/08/08	33,820,486	(149,327)

			$(1,077,280)

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 95.0%
	Communications Equipment — 0.3%

7,145	InterDigital, Inc.*	$189,628

	Computers & Peripherals — 0.9%
34,930	SanDisk Corp.*	505,088

	Electrical Equipment — 3.3%
6,952	First Solar, Inc.*	1,923,271

	Semiconductors & Semiconductor Equipment — 90.5%

3,982	Actel Corp.*	54,872
86,385	Advanced Micro Devices, Inc.*	543,362
46,691	Altera Corp.	1,057,084
16,384	Amkor Technology, Inc.*	123,044
45,188	Analog Devices, Inc.	1,263,456
211,192	Applied Materials, Inc.	3,784,561
10,124	Applied Micro Circuits Corp.*	80,587
9,208	Atheros Communications, Inc.*	300,273
69,949	Atmel Corp.*	293,086
15,976	Axcelis Technologies, Inc.*	75,566
69,525	Broadcom Corp., Class A*	1,672,771
9,314	Brooks Automation, Inc.*	89,508
3,728	Cabot Microelectronics Corp.*	143,975
9,134	Cirrus Logic, Inc.*	56,722
3,360	Cohu, Inc.	56,112
12,720	Cree, Inc.*	296,503
4,760	Cymer, Inc.*	142,514
23,449	Cypress Semiconductor Corp.*	760,217
4,410	DSP Group, Inc.*	34,177
17,825	Entegris, Inc.*	109,802
6,396	Exar Corp.*	49,505
19,320	Fairchild Semiconductor International, Inc.*	242,273
7,566	Formfactor, Inc.*	145,192
26,679	Integrated Device Technology, Inc.*	282,531
894,742	Intel Corp.	20,462,750
11,146	International Rectifier Corp.*	232,951
19,278	Intersil Corp., Class A	451,684
26,488	Kla-Tencor Corp.	981,645
8,300	Kulicke & Soffa Industries, Inc.*	42,662
19,465	Lam Research Corp.*	715,533
17,870	Lattice Semiconductor Corp.*	41,816
32,112	Linear Technology Corp.	1,048,136
99,287	LSI Corp.*	660,259
73,789	Marvell Technology Group Ltd.*	1,041,163
35,687	MEMC Electronic Materials, Inc.*	1,751,875
8,048	Micrel, Inc.	74,122
29,405	Microchip Technology, Inc.	941,254
117,495	Micron Technology, Inc.*	498,179
11,071	Microsemi Corp.*	304,452
37,775	National Semiconductor Corp.	809,518
15,510	Novellus Systems, Inc.*	351,612
86,531	Nvidia Corp.*	1,093,752
8,497	Omnivision Technologies, Inc.*	99,245
61,596	ON Semiconductor Corp.*	583,314
6,153	Photronics, Inc.*	20,120
33,800	PMC - Sierra, Inc.*	304,200
16,362	Rambus, Inc.*	287,808
41,446	RF Micro Devices, Inc.*	160,810
9,613	Semtech Corp.*	142,176
11,418	Silicon Image, Inc.*	79,127
7,584	Silicon Laboratories, Inc.*	255,657
9,453	SiRF Technology Holdings, Inc.*	17,488
25,243	Skyworks Solutions, Inc.*	244,857
27,045	Teradyne, Inc.*	252,330
7,535	Tessera Technologies, Inc.*	175,339
206,581	Texas Instruments, Inc.	5,063,300
9,501	Trident Microsystems, Inc.*	29,928
22,323	TriQuint Semiconductor, Inc.*	140,412
11,550	Varian Semiconductor Equipment Associates, Inc.*	373,065
44,593	Xilinx, Inc.	1,158,526
7,993	Zoran Corp.*	71,138
		52,619,896
	Total Common Stock (Cost $60,034,276)	55,237,883

No. of Rights
Rights — 0.0%
5,844	Micrel, Inc., expiring 03/24/09 at $36.00*	—
	Total Rights (Cost $—)	—

Principal
Amount
	Repurchase Agreements — 18.1%
$4,190,298	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $4,191,276(b)	4,190,298
1,849,143	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $1,849,579(c)	1,849,143
1,250,836	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $1,251,131(d)	1,250,836
50,244	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $50,255(e)	50,244
2,251,504	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $2,252,029(f)	2,251,504
938,127	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $938,343(g)	938,127
	Total Repurchase Agreements (Cost $10,530,152)	10,530,152
	Total Investments (Cost $70,564,428) — 113.1%	65,768,035
	Liabilities in excess of other assets — (13.1%)	(7,592,618)
	Net Assets — 100.0%	$58,175,417

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $4,274,109. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $1,886,134. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $1,275,852. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $51,249. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $2,296,534. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $956,891. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$419,935
Aggregate gross unrealized depreciation	(6,677,595)
Net unrealized depreciation	$(6,257,660)
Federal income tax cost of investments	$72,025,695

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	09/08/08	$4,709,736	$(18,866)

Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	09/08/08	40,714,823	(2,351,306)

Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	12/06/08	23,000,000	(5,302,978)

			$(7,673,150)

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 89.2%
	Commercial Services & Supplies — 0.4%

2,748	IKON Office Solutions, Inc.	$47,568
8,724	Pitney Bowes, Inc.	297,924
		345,492
	Communications Equipment — 15.2%

16,562	3Com Corp.*	35,112
4,928	ADC Telecommunications, Inc.*	50,512
2,697	Adtran, Inc.	61,492
5,143	Arris Group, Inc.*	48,653
1,879	Avocent Corp.*	44,100
15,823	Brocade Communications Systems, Inc.*	117,407
3,659	Ciena Corp.*	63,593
250,522	Cisco Systems, Inc.*	6,025,054
65,742	Corning, Inc.	1,350,341
1,767	EchoStar Corp., Class A*	55,378
3,505	Emulex Corp.*	47,037
4,792	Extreme Networks*	16,772
3,444	F5 Networks, Inc.*	117,475
12,903	Finisar Corp.*	18,709
5,431	Foundry Networks, Inc.*	99,876
3,920	Harmonic, Inc.*	34,496
5,659	Harris Corp.	296,305
1,928	InterDigital, Inc.*	51,169
9,660	JDS Uniphase Corp.*	98,146
21,920	Juniper Networks, Inc.*	563,344
88,686	Motorola, Inc.	835,422
2,028	Plantronics, Inc.	52,322
3,677	Polycom, Inc.*	103,103
67,928	QUALCOMM, Inc.	3,576,409
11,279	Sonus Networks, Inc.*	38,123
7,898	Sycamore Networks, Inc.*	27,643
2,390	Tekelec*	39,220
15,296	Tellabs, Inc.*	79,692
		13,946,905
	Computers & Peripherals — 25.5%

4,328	Adaptec, Inc.*	16,403
36,798	Apple, Inc.*	6,238,365
75,635	Dell, Inc.*	1,643,549
2,759	Diebold, Inc.	109,394
2,236	Electronics for Imaging, Inc.*	37,095
86,880	EMC Corp.*	1,327,526
103,609	Hewlett-Packard Co.	4,861,334
990	Hutchinson Technology, Inc.*	14,345
1,335	Imation Corp.	28,355
2,023	Intermec, Inc.*	40,642
58,179	International Business Machines Corp.	7,082,130
3,975	Lexmark International, Inc., Class A*	142,981
7,040	NCR Corp.*	186,278
14,463	NetApp, Inc.*	368,517
4,140	Palm, Inc.	35,231
5,754	QLogic Corp.*	107,485
8,576	Quantum Corp.*	15,180
9,427	SanDisk Corp.*	136,315
20,369	Seagate Technology	303,702
32,855	Sun Microsystems, Inc.*	295,695
7,585	Teradata Corp.*	186,364
9,277	Western Digital Corp.*	252,891
		23,429,777
	Construction & Engineering — 0.0%

1,727	Dycom Industries, Inc.*	27,684

	Electrical Equipment — 0.6%

1,878	First Solar, Inc.*	519,549

	Electronic Equipment & Instruments — 0.3%

2,154	Brightpoint, Inc.*	18,546
6,116	Ingram Micro, Inc., Class A*	115,653
1,970	Insight Enterprises, Inc.*	32,781
2,224	Tech Data Corp.*	75,927
		242,907
	Health Care Technology — 0.1%

2,679	Cerner Corp.*	123,368

	Internet Software & Services — 7.3%

6,985	Akamai Technologies, Inc.*	159,957
3,566	Ariba, Inc.*	52,527
1,562	Digital River, Inc.*	68,337
4,645	Earthlink, Inc.*	43,291
1,321	Equinix, Inc.*	106,341
10,009	Google, Inc., Class A*	4,637,070
4,050	IAC/InterActiveCorp*	67,230
1,443	Infospace, Inc.	16,883
1,903	Interwoven, Inc.*	28,012
1,866	j2 Global Communications, Inc.*	46,034
2,135	S1 Corp.*	16,290
1,642	SAVVIS, Inc.*	26,075
2,415	SonicWALL, Inc.*	15,794
2,843	United Online, Inc.	29,937
8,171	VeriSign, Inc.*	261,227
1,883	Websense, Inc.*	42,631
54,226	Yahoo!, Inc.*	1,050,900
		6,668,536
	IT Services — 1.4%

1,260	CACI International, Inc., Class A*	63,819
12,084	Cognizant Technology Solutions Corp., Class A*	354,303
6,671	Computer Sciences Corp.*	313,737
1,466	CSG Systems International, Inc.*	27,707
1,825	DST Systems, Inc.*	112,694
621	Forrester Research, Inc.*	21,480
2,680	Gartner, Inc.*	70,779
3,631	Perot Systems Corp., Class A*	64,632
7,748	SAIC, Inc.*	155,347
1,823	SRA International, Inc., Class A*	42,804
14,579	Unisys Corp.*	59,628
2,778	VeriFone Holdings, Inc.*	56,005
		1,342,935
	Office Electronics — 0.6%

37,788	Xerox Corp.	526,387

	Semiconductors & Semiconductor Equipment — 15.5%

1,075	Actel Corp.*	14,814
23,308	Advanced Micro Devices, Inc.*	146,607
12,600	Altera Corp.	285,264
4,419	Amkor Technology, Inc.*	33,187
12,192	Analog Devices, Inc.	340,888
56,985	Applied Materials, Inc.	1,021,171

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks(a) (continued)
2,732	Applied Micro Circuits Corp.*	$21,747
2,484	Atheros Communications, Inc.*	81,003
18,875	Atmel Corp.*	79,086
4,310	Axcelis Technologies, Inc.*	20,386
18,761	Broadcom Corp., Class A*	451,390
2,512	Brooks Automation, Inc.*	24,140
1,006	Cabot Microelectronics Corp.*	38,852
2,464	Cirrus Logic, Inc.*	15,301
908	Cohu, Inc.	15,164
3,433	Cree, Inc.*	80,023
1,284	Cymer, Inc.*	38,443
6,327	Cypress Semiconductor Corp.*	205,121
1,191	DSP Group, Inc.*	9,230
4,808	Entegris, Inc.*	29,617
1,729	Exar Corp.*	13,382
5,214	Fairchild Semiconductor International, Inc.*	65,384
2,044	Formfactor, Inc.*	39,224
7,199	Integrated Device Technology, Inc.*	76,237
241,426	Intel Corp.	5,521,413
3,008	International Rectifier Corp.*	62,867
5,203	Intersil Corp., Class A	121,906
7,148	Kla-Tencor Corp.	264,905
2,241	Kulicke & Soffa Industries, Inc.*	11,519
5,252	Lam Research Corp.*	193,064
4,822	Lattice Semiconductor Corp.*	11,284
8,664	Linear Technology Corp.	282,793
26,790	LSI Corp.*	178,154
19,909	Marvell Technology Group Ltd.*	280,916
9,630	MEMC Electronic Materials, Inc.*	472,737
2,171	Micrel, Inc.	19,995
7,934	Microchip Technology, Inc.	253,967
31,706	Micron Technology, Inc.*	134,433
2,989	Microsemi Corp.*	82,198
10,192	National Semiconductor Corp.	218,415
4,187	Novellus Systems, Inc.*	94,919
23,349	Nvidia Corp.*	295,131
2,292	Omnivision Technologies, Inc.*	26,771
16,621	ON Semiconductor Corp.*	157,401
1,657	Photronics, Inc.*	5,418
9,121	PMC - Sierra, Inc.*	82,089
4,413	Rambus, Inc.*	77,625
11,186	RF Micro Devices, Inc.*	43,402
2,595	Semtech Corp.*	38,380
3,083	Silicon Image, Inc.*	21,365
2,047	Silicon Laboratories, Inc.*	69,004
2,552	SiRF Technology Holdings, Inc.*	4,721
6,814	Skyworks Solutions, Inc.*	66,096
7,299	Teradyne, Inc.*	68,100
2,033	Tessera Technologies, Inc.*	47,308
55,743	Texas Instruments, Inc.	1,366,261
2,565	Trident Microsystems, Inc.*	8,080
6,022	TriQuint Semiconductor, Inc.*	37,878
3,118	Varian Semiconductor Equipment Associates, Inc.*	100,711
12,035	Xilinx, Inc.	312,669
2,155	Zoran Corp.*	19,180
		14,198,736
	Software — 21.0%

1,442	ACI Worldwide, Inc.*	26,129
22,349	Adobe Systems, Inc.*	957,208
766	Advent Software, Inc.*	35,427
8,066	Amdocs Ltd.*	243,513
3,341	Ansys, Inc.*	148,173
9,390	Autodesk, Inc.*	333,627
8,075	BMC Software, Inc.*	262,922
17,298	CA, Inc.	413,595
10,836	Cadence Design Systems, Inc.*	86,580
7,392	Check Point Software Technologies*	181,030
7,786	Citrix Systems, Inc.*	235,682
11,525	Compuware Corp.*	131,731
2,072	Fair Isaac Corp.	47,863
3,724	Informatica Corp.*	62,824
12,633	Intuit, Inc.*	379,874
1,276	JDA Software Group, Inc.*	23,261
3,462	Macrovision Solutions Corp.*	53,730
6,820	McAfee, Inc.*	269,799
3,769	Mentor Graphics Corp.*	45,982
3,459	Micros Systems, Inc.*	106,606
350,444	Microsoft Corp.	9,563,617
14,683	Novell, Inc.*	94,412
7,288	Nuance Communications, Inc.*	115,150
164,989	Oracle Corp.*	3,618,209
4,875	Parametric Technology Corp.*	97,890
1,749	Progress Software Corp.*	51,088
2,971	Quest Software, Inc.*	43,941
8,012	Red Hat, Inc.*	168,252
4,237	Salesforce.com, Inc.*	237,357
3,299	Sybase, Inc.*	113,519
35,575	Symantec Corp.*	793,678
5,963	Synopsys, Inc.*	128,383
7,838	TIBCO Software, Inc.*	64,193
1,715	VMware, Inc., Class A*	68,086
3,210	Wind River Systems, Inc.*	35,471
		19,238,802
	Wireless Telecommunication Services — 1.3%

16,645	American Tower Corp., Class A*	687,938
10,106	Crown Castle International Corp.*	377,964
4,278	SBA Communications Corp., Class A*	149,431
		1,215,333
	Total Common Stock (Cost $88,830,170)	81,826,411

No. of Rights
	Rights — 0.0%
2,287	Micrel, Inc., expiring 03/24/09 at $36.00*	—
10,439	Sonus Networks, Inc., expiring 06/26/11 at $25.00*	—
	Total Rights (Cost $—)	—

Principal Amount
	Repurchase Agreements — 24.9%
$9,108,966	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $9,111,091(b)	9,108,966
4,019,710	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $4,020,657(c)	4,019,710
2,719,094	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,719,734(d)	2,719,094

See accompanying notes to schedules of portfolio investments.

109,220	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $109,244(e)	109,220
4,894,370	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $4,895,512(f)	4,894,370
2,039,321	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $2,039,790(g)	2,039,321
	Total Repurchase Agreements (Cost $22,890,681)	22,890,681
	Total Investments (Cost $111,720,851) — 114.1%	104,717,092
	Liabilities in excess of other assets — (14.1%)	(12,948,796)
	Net Assets — 100.0%	$91,768,296

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $9,291,155. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $4,100,121. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $2,773,477. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $111,406. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $4,992,258. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $2,080,113. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,229,895
Aggregate gross unrealized depreciation	(10,323,314)
Net unrealized depreciation	$(9,093,419)
Federal income tax cost of investments	$113,810,511

Swap Agreements

Ultra Technology had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	09/08/08	$30,396,699	$(1,411,349)

Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	09/08/08	31,273,090	(649,221)

Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	12/06/08	52,000,000	(10,894,553)

			$(12,955,123)

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 87.5%
	Diversified Financial Services — 3.6%

8,141	Leucadia National Corp.	$376,847

	Diversified Telecommunication Services — 60.8%

6,119	Alaska Communications Systems Group, Inc.	64,372
61,886	AT&T, Inc.	1,979,733
1,679	Atlantic Tele-Network, Inc.	56,196
3,724	Cbeyond, Inc.*	63,047
6,978	CenturyTel, Inc.	269,560
27,642	Cincinnati Bell, Inc.*	107,804
3,785	Consolidated Communications Holdings, Inc.	57,191
7,675	Embarq Corp.	361,953
11,722	Fairpoint Communications, Inc.	103,740
21,048	Frontier Communications Corp.	264,573
6,560	General Communication, Inc., Class A*	66,518
3,612	Global Crossing Ltd.*	65,955
13,528	Globalstar, Inc.*	41,937
13,674	IDT Corp., Class B*	21,195
4,273	Iowa Telecommunications Services, Inc.	78,581
83,718	Level 3 Communications, Inc.*	287,153
3,454	NTELOS Holdings Corp.	102,757
14,147	PAETEC Holding Corp.*	46,685
78,507	Qwest Communications International, Inc.	296,756
3,353	SureWest Communications	39,867
10,423	tw telecom, Inc.*	159,889
40,516	Verizon Communications, Inc.	1,422,922
11,748	Vonage Holdings Corp.*	17,387
24,445	Windstream Corp.	303,607
		6,279,378
	Media — 2.7%

5,703	RCN Corp.*	79,043
17,562	Virgin Media, Inc.	200,207
		279,250
	Wireless Telecommunication Services — 20.4%

9,431	Centennial Communications Corp.*	71,864
20,884	FiberTower Corp.*	27,149
2,276	iPCS, Inc.*	45,520
3,609	Leap Wireless International, Inc.*	161,178
11,751	MetroPCS Communications, Inc.*	198,239
7,977	NII Holdings, Inc.*	418,952
85,570	Sprint Nextel Corp.	746,170
5,904	Telephone & Data Systems, Inc.	226,714
11,782	TerreStar Corp.*	32,754
1,789	U.S. Cellular Corp.*	93,565
4,719	USA Mobility, Inc.*	53,183
10,628	Virgin Mobile USA, Inc., Class A*	27,952
		2,103,240
	Total Common Stock (Cost $9,137,082)	9,038,715

Principal
Amount
	Repurchase Agreements — 11.3%
$464,866	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $464,974(b)	464,866
205,142	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $205,190(c)	205,142
138,766	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $138,799(d)	138,766
5,574	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $5,575(e)	5,574
249,779	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $249,837(f)	249,779
104,075	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $104,099(g)	104,075
	Total Repurchase Agreements (Cost $1,168,202)	1,168,202
	Total Investments (Cost $10,305,284) — 98.8%	10,206,917
	Other assets less liabilities — 1.2%	117,704
	Net Assets — 100.0%	$10,324,621

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $474,164. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $209,245. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $141,541. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $5,685. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $254,775. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $106,156. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$682,160
Aggregate gross unrealized depreciation	(817,196)
Net unrealized depreciation	$(135,036)
Federal income tax cost of investments	$10,341,953

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	09/08/08	$3,985,248	$(17,011)

Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	09/08/08	7,500,618	159,605

			$142,594

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Shares		Value
	Common Stocks(a) — 92.1%
	Commercial Services & Supplies — 0.5%

4,802	Covanta Holding Corp.*	$133,592

	Electric Utilities — 43.3%

6,572	Allegheny Energy, Inc.	297,909
1,011	Allete, Inc.	42,684
15,765	American Electric Power Co., Inc.	615,466
2,349	Cleco Corp.	59,218
4,442	DPL, Inc.	110,250
49,291	Duke Energy Corp.	859,635
11,762	Edison International	540,111
1,772	El Paso Electric Co.*	37,726
7,559	Entergy Corp.	781,525
25,940	Exelon Corp.	1,970,402
11,978	FirstEnergy Corp.	870,082
14,614	FPL Group, Inc.	877,717
4,629	Great Plains Energy, Inc.	108,550
3,284	Hawaiian Electric Industries, Inc.	86,862
1,771	Idacorp, Inc.	52,776
1,940	ITC Holdings Corp.	108,659
6,146	Northeast Utilities	165,266
7,869	Pepco Holdings, Inc.	199,479
3,955	Pinnacle West Capital Corp.	139,177
2,455	Portland General Electric Co.	62,897
14,627	PPL Corp.	640,224
10,269	Progress Energy, Inc.	448,550
9,183	Sierra Pacific Resources	103,217
30,167	Southern Co.	1,131,564
1,377	Unisource Energy Corp.	44,243
4,121	Westar Energy, Inc.	93,341
		10,447,530
	Gas Utilities — 7.2%

3,002	AGL Resources, Inc.	99,246
3,483	Atmos Energy Corp.	95,922
2,562	Energen Corp.	143,062
5,100	Equitable Resources, Inc.	254,541
2,721	National Fuel Gas Co.	128,730
1,628	New Jersey Resources Corp.	58,901
1,767	Nicor, Inc.	81,088
1,044	Northwest Natural Gas Co.	50,874
3,816	Oneok, Inc.	166,797
2,708	Piedmont Natural Gas Co.	78,126
6,767	Questar Corp.	351,140
1,690	Southwest Gas Corp.	51,291
4,126	UGI Corp.	113,465
1,934	WGL Holdings, Inc.	62,275
		1,735,458
	Independent Power Producers & Energy Traders — 8.5%

26,235	AES Corp. (The)*	400,346
13,841	Calpine Corp.*	249,138
6,993	Constellation Energy Group, Inc.	466,503
19,576	Dynegy, Inc., Class A*	116,673
8,137	Mirant Corp.*	240,692
9,292	NRG Energy, Inc.*	349,751
13,573	Reliant Energy, Inc.*	231,148
		2,054,251
	Multi-Utilities — 26.1%

4,334	Alliant Energy Corp.	151,473
8,234	Ameren Corp.	344,675
2,071	Avista Corp.	46,183
1,512	Black Hills Corp.	51,121
11,370	Centerpoint Energy, Inc.	180,556
8,812	CMS Energy Corp.	119,579
10,633	Consolidated Edison, Inc.	434,890
22,616	Dominion Resources, Inc.	984,474
6,435	DTE Energy Co.	271,300
6,214	Energy East Corp.	169,021
3,006	Integrys Energy Group, Inc.	157,124
10,764	NiSource, Inc.	177,391
1,530	NorthWestern Corp.	40,239
4,194	NSTAR	141,925
13,982	PG&E Corp.	577,876
2,742	PNM Resources, Inc.	32,328
19,983	Public Service Enterprise Group, Inc.	814,707
4,605	Puget Energy, Inc.	128,480
4,141	SCANA Corp.	162,327
9,150	Sempra Energy	529,968
7,818	TECO Energy, Inc.	139,473
2,987	Vectren Corp.	82,859
4,598	Wisconsin Energy Corp.	215,048
16,851	Xcel Energy, Inc.	345,614
		6,298,631
	Oil, Gas & Consumable Fuels — 6.1%

4,100	Southern Union Co.	106,846
24,648	Spectra Energy Corp.	652,186
22,995	Williams Cos., Inc.	710,316
		1,469,348
	Water Utilities — 0.4%

5,250	Aqua America, Inc.	96,022

	Total Common Stock (Cost $22,469,747)	22,234,832

Principal
Amount
	Repurchase Agreements — 12.4%
$1,190,923	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $1,191,201(b)	1,190,923
525,544	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $525,668(c)	525,544
355,500	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $355,584(d)	355,500
14,280	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $14,283(e)	14,280
639,899	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $640,048(f)	639,899
266,625	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $266,686(g)	266,625
	Total Repurchase Agreements (Cost $2,992,771)	2,992,771
	Total Investments (Cost $25,462,518) — 104.5%	25,227,603
	Liabilities in excess of other assets — (4.5%)	(1,089,678)
	Net Assets — 100.0%	$24,137,925

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $1,214,743. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $536,058. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $362,610. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $14,565. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $652,697. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $271,958. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$518,800
Aggregate gross unrealized depreciation	(817,288)
Net unrealized depreciation	$(298,488)
Federal income tax cost of investments	$25,526,091

Swap Agreements

Ultra Utilities had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	09/08/08	$6,381,942	$104,910

Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	09/08/08	10,717,204	53,066

Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	12/06/08	10,000,000	(1,221,326)

			$(1,063,350)

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal
Amount		Value
	Repurchase Agreements(a) — 98.2%
$33,761,385	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $33,769,263 (b)	$33,761,385
14,898,614	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $14,902,123 (c)	14,898,614
10,078,026	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $10,080,400(d)	10,078,026
404,811	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $404,901(e)	404,811
18,140,446	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $18,144,679(f)	18,140,446
7,558,519	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $7,560,257(g)	7,558,519
	Total Investments (Cost $84,841,801) †	84,841,801
	Other assets less liabilities — 1.8%	1,553,970
	Net Assets — 100.0%	$86,395,771

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $34,436,649. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $15,196,650. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $10,279,587. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $412,915. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $18,503,258. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $7,709,709. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100® Index Futures Contracts	336	09/19/08	$12,611,760	$452,484

Cash collateral in the amount of $730,758 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

Short QQQ® had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	$(22,992,768)	$293,245

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	(21,771,309)	198,720

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	(13,431,350)	169,548

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	(7,240,435)	91,362

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	(6,948,521)	53,245

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	(2,174,443)	27,225

			$833,345

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 92.6%
$80,794,566	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $80,813,418(b)	$80,794,566
35,653,959	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $35,662,357(c)	35,653,959
24,117,781	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $24,123,462(d)	24,117,781
968,756	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $968,971(e)	968,756
43,412,005	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $43,422,134(f)	43,412,005
18,088,336	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $18,092,496(g)	18,088,336
	Total Investments (Cost $203,035,403) †	203,035,403
	Other assets less liabilities — 7.4%	16,246,727
	Net Assets — 100.0%	$219,282,130

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $82,410,544. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $36,367,190. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $24,600,140. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $988,149. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $44,280,254. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $18,450,150. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	439	09/18/08	$25,354,445	$1,315,083

Cash collateral in the amount of $1,001,848 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

Short Dow30SM had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	09/08/08	$(72,787,597)	$(746,765)

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	09/08/08	(65,561,067)	(31,359)

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	09/08/08	(49,120,420)	431,150

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	09/08/08	(6,285,805)	52,859

			$(294,115)

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 99.0%
$148,731,921	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $ 148,766,625 (b)	$148,731,921
65,634,140	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $65,649,600(c)	65,634,140
44,397,589	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $44,408,047(d)	44,397,589
1,783,349	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $1,783,745(e)	1,783,349
79,915,659	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $79,934,306(f)	79,915,659
33,298,191	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $33,305,850(g)	33,298,191
	Total Investments (Cost $373,760,849) †	373,760,849
	Other assets less liabilities — 1.0%	3,629,279
	Net Assets — 100.0%	$377,390,128

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $151,706,718. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $66,947,103. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $45,285,546. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $1,819,049. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $81,513,987. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $33,964,242. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	592	09/19/08	$37,991,600	$2,066,190

Cash collateral in the amount of $2,609,139 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

Short S&P500® had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	$(160,015,833)	$768,803

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	(95,422,758)	(57,535)

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	(60,160,310)	292,635

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	(22,714,849)	45,317

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	(2,133,555)	9,611

			$1,058,831

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 100.5%
$16,571,809	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $16,575,676(b)	$16,571,809
7,313,000	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $7,314,723(c)	7,313,000
4,946,809	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $4,947,974(d)	4,946,809
198,702	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $198,746(e)	198,702
8,904,256	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $8,906,334(f)	8,904,256
3,710,107	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $3,710,960(g)	3,710,107
	Total Investments (Cost $41,644,683) †	41,644,683
	Liabilities in excess of other assets — (0.5)%	(213,397)
	Net Assets — 100.0%	$41,431,286

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $16,903,264. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $7,459,291. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $5,045,746. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $202,680. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $9,082,343. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $3,784,318. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	38	09/19/08	$3,097,000	$203,044

Cash collateral in the amount of $140,747 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

Short MidCap400 had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	$(22,810,087)	$(197,645)

Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	(5,132,802)	(44,446)

Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	(4,979,166)	(54,454)

Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	(2,521,992)	(37,840)

Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	(2,521,353)	(22,092)

			$(356,477)

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 102.4%
$6,433,944	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $6,435,445(b)	$6,433,944
2,839,245	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,839,914(c)	2,839,245
1,920,580	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $1,921,032(d)	1,920,580
77,145	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $77,162(e)	77,145
3,457,044	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $3,457,851(f)	3,457,044
1,440,435	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $1,440,766(g)	1,440,435
	Total Investments (Cost $16,168,393) †	16,168,393
	Liabilities in excess of other assets — (2.4)%	(375,770)
	Net Assets — 100.0%	$15,792,623

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $6,562,629. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $2,896,042. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $1,958,992. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $78,690. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $3,526,186. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $1,469,248. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap600 Index	09/08/08	$(13,834,362)	$(319,222)

Equity Index Swap Agreement based on the S&P SmallCap600 Index	09/08/08	(1,630,349)	(30,078)

			$(349,300)

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 101.4%
$32,682,053	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $32,689,679(b)	$32,682,053
14,422,314	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $14,425,711(c)	14,422,314
9,755,837	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $9,758,135(d)	9,755,837
391,870	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $391,957(e)	391,870
17,560,506	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $17,564,603(f)	17,560,506
7,316,877	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $7,318,560(g)	7,316,877
	Total Investments (Cost $82,129,457) †	82,129,457
	Liabilities in excess of other assets — (1.4)%	(1,144,586)
	Net Assets — 100.0%	$80,984,871

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $33,335,729. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $14,710,822. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $9,950,955. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $399,714. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $17,911,719. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $7,463,234. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	108	09/19/08	$7,973,640	$(28,235)

Cash collateral in the amount of $334,893 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

Short Russell2000 had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index	09/08/08	$(65,347,874)	$(1,543,569)

Equity Index Swap Agreement based on the Russell 2000® Index	09/08/08	(6,005,253)	(113,854)

			$(1,657,423)

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 102.6%
$620,270,983	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $620,415,713(b)	$620,270,983
273,720,344	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $273,784,820(c)	273,720,344
185,155,517	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $185,199,131(d)	185,155,517
7,437,271	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $7,438,924(e)	7,437,271
333,279,931	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $333,357,696(f)	333,279,931
138,866,639	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $138,898,578(g)	138,866,639
	Total Investments (Cost $1,558,730,685) †	1,558,730,685
	Liabilities in excess of other assets — (2.6)%	(39,567,594)
	Net Assets — 100.0%	$1,519,163,091

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $632,677,064. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $279,195,917. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $188,858,652. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $7,586,156. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $339,945,589. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $141,644,333. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100® Index Futures Contracts	4,934	09/19/08	$185,197,690	$9,387,820

Cash collateral in the amount of $12,917,052 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	$(1,019,496,531)	$12,869,354

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	(999,020,181)	19,495,131

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	(522,478,804)	6,592,801

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	(248,107,380)	3,164,312

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	(95,296,699)	(2,754,734)

Equity Index Swap Agreement based on the NASDAQ-100® Index	09/08/08	(6,185,840)	77,450

			$39,444,314

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 92.9%
$229,576,283	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $229,629,851(b)	$229,576,283
101,310,074	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $101,333,938(c)	101,310,074
68,530,234	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $68,546,377(d)	68,530,234
2,752,702	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $2,753,314(e)	2,752,702
123,354,420	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $123,383,203(f)	123,354,420
51,397,675	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $51,409,496(g)	51,397,675
	Total Investments (Cost $576,921,388) †	576,921,388
	Other assets less liabilities — 7.1%	43,958,107
	Net Assets — 100.0%	$620,879,495

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $234,168,053. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $103,336,707. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $69,900,847. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $2,807,808. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $125,821,531. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $52,425,763. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	1,294	09/18/08	$74,734,970	$2,065,575

Cash collateral in the amount of $2,920,301 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	09/08/08	$(553,518,231)	$(539,842)

Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	09/08/08	(235,423,995)	1,994,952

Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	09/08/08	(195,240,703)	(2,239,317)

Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	09/08/08	(178,330,913)	1,565,284

Equity Index Swap Agreement based on Dow Jones Industrial Average™ Index	09/08/08	(6,263,204)	52,670

			$833,747

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 97.1%
$995,749,812	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $995,982,154(b)	$995,749,812
439,415,977	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $439,519,484(c)	439,415,977
297,238,750	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $297,308,766(d)	297,238,750
11,939,397	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $11,942,050(e)	11,939,397
535,029,750	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $535,154,590(f)	535,029,750
222,929,062	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $222,980,336(g)	222,929,062
	Total Investments (Cost $2,502,302,748) †	2,502,302,748
	Other assets less liabilities — 2.9%	73,660,649
	Net Assets — 100.0%	$2,575,963,397

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $1,015,665,870. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $448,206,171. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $303,183,563. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $12,178,409. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $545,730,440. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $227,388,225. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	4,160	09/19/08	$266,968,000	$7,523,264

Cash collateral in the amount of $15,623,667 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	$(1,753,233,852)	$(6,811,526)

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	(1,207,736,662)	5,874,751

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	(950,678,107)	4,567,574

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	(617,733,812)	2,822,459

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	(345,868,182)	(11,358,195)

Equity Index Swap Agreement based on the S&P 500® Index	09/08/08	(5,186,991)	23,365

			$(4,881,572)

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 101.9%
$62,531,393	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $62,545,984(b)	$62,531,393
27,594,575	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $27,601,075(c)	27,594,575
18,666,087	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $18,670,484(d)	18,666,087
749,774	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $749,941(e)	749,774
33,598,957	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $33,606,797(f)	33,598,957
13,999,566	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $14,002,786(g)	13,999,566
	Total Investments (Cost $157,140,352) †	157,140,352
	Liabilities in excess of other assets — (1.9)%	(2,900,211)
	Net Assets — 100.0%	$154,240,141

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $63,782,087. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $28,146,584. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $19,039,411. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $764,783. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $34,270,942. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $14,279,593. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	137	09/19/08	$11,165,500	$720,218

Cash collateral in the amount of $486,156 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	$(1,754,864)	$(15,376)

Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	(100,448,328)	(869,795)

Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	(95,853,958)	(1,206,210)

Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	(78,861,498)	(683,260)

Equity Index Swap Agreement based on the S&P MidCap400 Index	09/08/08	(16,959,496)	(608,158)

			$(3,382,799)

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 105.1%
$28,925,937	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $28,932,686(b)	$28,925,937
12,764,773	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $12,767,780(c)	12,764,773
8,634,608	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $8,636,642(d)	8,634,608
346,832	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $346,909(e)	346,832
15,542,295	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $15,545,922(f)	15,542,295
6,475,956	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $6,477,445(g)	6,475,956
	Total Investments (Cost $72,690,401) †	72,690,401
	Liabilities in excess of other assets — (5.1)%	(3,558,418)
	Net Assets — 100.0%	$69,131,983

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $29,504,487. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $13,020,122. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $8,807,301. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $353,776. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $15,853,143. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $6,605,492. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap600 Index	09/08/08	$(86,527,406)	$(1,784,680)

Equity Index Swap Agreement based on the S&P SmallCap600 Index	09/08/08	(35,981,767)	(1,481,122)

Equity Index Swap Agreement based on the S&P SmallCap600 Index	09/08/08	(12,445,242)	(229,600)

			$(3,495,402)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 103.6%
$473,961,580	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $474,072,171(b)	$473,961,580
209,155,240	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $209,204,508(c)	209,155,240
141,481,069	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $141,514,396(d)	141,481,069
5,682,969	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $5,684,232(e)	5,682,969
254,665,923	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $254,725,345(f)	254,665,923
106,110,801	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $106,135,206(g)	106,110,801
	Total Investments
	(Cost $1,191,057,582) †	1,191,057,582
	Liabilities in excess of other assets — (3.6)%	(40,959,783)
	Net Assets — 100.0%	$1,150,097,799

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $483,441,317. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $213,339,237. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $144,310,708. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $5,796,735. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $259,759,287. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $108,233,294. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	1,546	09/19/08	$114,141,180	$296,512

Cash collateral in the amount of $4,176,275 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index	09/08/08	$(896,820,717)	$(20,351,559)

Equity Index Swap Agreement based on the Russell 2000® Index	09/08/08	(807,543,874)	(17,969,746)

Equity Index Swap Agreement based on the Russell 2000® Index	09/08/08	(360,073,966)	(6,706,222)

Equity Index Swap Agreement based on the Russell 2000® Index	09/08/08	(74,335,246)	(2,734,070)

			$(47,761,597)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 100.7%
$8,342,204	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $8,344,151(b)	$8,342,204
3,681,344	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $3,682,211(c)	3,681,344
2,490,210	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,490,797(d)	2,490,210
100,026	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $100,048(e)	100,026
4,482,378	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $4,483,424(f)	4,482,378
1,867,658	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $1,868,088(g)	1,867,658
	Total Investments (Cost $20,963,820)†	20,963,820
	Liabilities in excess of other assets — (0.7)%	(142,896)
	Net Assets — 100.0%	$20,820,924

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $8,509,057. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $3,754,987. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $2,540,015. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $102,028. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $4,572,026. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $1,905,016. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 1000® Value Index	09/08/08	$(36,472,990)	$(126,123)

Equity Index Swap Agreement based on the Russell 1000® Value Index	09/08/08	(4,930,722)	11,927

			$(114,196)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 100.0%
$8,739,065	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $8,741,104(b)	$8,739,065
3,856,476	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $3,857,384(c)	3,856,476
2,608,676	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,609,290(d)	2,608,676
104,784	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $104,807(e)	104,784
4,695,617	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $4,696,713(f)	4,695,617
1,956,507	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $1,956,957(g)	1,956,507
	Total Investments (Cost $21,961,125) †	21,961,125
	Other assets less liabilities — 0.0%	3,588
	Net Assets — 100.0%	$21,964,713

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $8,913,856. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $3,933,621. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $2,660,850. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $106,882. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $4,789,530. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $1,995,642. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index	09/08/08	$(43,865,521)	$32,076

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 85.6%
$2,249,874	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $2,250,399(b)	$2,249,874
992,850	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $993,084(c)	992,850
671,604	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $671,762(d)	671,604
26,977	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $26,983(e)	26,977
1,208,888	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $1,209,170(f)	1,208,888
503,703	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $503,819(g)	503,703
	Total Investments (Cost $5,653,896) †	5,653,896
	Other assets less liabilities — 14.4%	948,933
	Net Assets — 100.0%	$6,602,829

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $2,294,874. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $1,012,712. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $685,036. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $27,517. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $1,233,066. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $513,779. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell MidCap® Value Index	09/08/08	$(5,189,486)	$(119,126)

Equity Index Swap Agreement based on the Russell MidCap® Value Index	12/06/08	(9,000,000)	1,087,355

			$968,229

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 101.2%
$8,846,671	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $8,848,735(b)	$8,846,671
3,903,961	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $3,904,881(c)	3,903,961
2,640,797	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,641,419(d)	2,640,797
106,075	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $106,099(e)	106,075
4,753,435	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $4,754,544(f)	4,753,435
1,980,599	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $1,981,055(g)	1,980,599
	Total Investments (Cost $22,231,538) †	22,231,538
	Liabilities in excess of other assets — (1.2)%	(262,885)
	Net Assets — 100.0%	$21,968,653

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $9,023,614. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $3,982,057. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $2,693,614. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $108,198. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $4,848,505. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $2,020,215. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index	09/08/08	$(43,627,642)	$(233,457)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 93.7%
$11,217,942	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $11,220,560(b)	$11,217,942
4,950,383	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $4,951,549(c)	4,950,383
3,348,640	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $3,349,429(d)	3,348,640
134,507	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $134,537(e)	134,507
6,027,551	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $6,028,957(f)	6,027,551
2,511,480	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $2,512,058(g)	2,511,480
	Total Investments (Cost $28,190,503)†	28,190,503
	Other assets less liabilities — 6.3%	1,907,523
	Net Assets — 100.0%	$30,098,026

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $11,442,313. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $5,049,412. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $3,415,613. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $137,200. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $6,148,103. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $2,561,716. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Value Index	09/08/08	$(19,996,467)	$(958,766)

Equity Index Swap Agreement based on the Russell 2000® Value Index	12/06/08	(42,000,000)	2,897,519

			$1,938,753

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 104.0%
$14,389,996	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $14,393,354(b)	$14,389,996
6,350,184	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $6,351,680(c)	6,350,184
4,295,521	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $4,296,533(d)	4,295,521
172,541	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $172,579(e)	172,541
7,731,938	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $7,733,742(f)	7,731,938
3,221,641	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $3,222,382(g)	3,221,641
	Total Investments (Cost $36,161,821) †	36,161,821
	Liabilities in excess of other assets — (4.0)%	(1,396,321)
	Net Assets — 100.0%	$34,765,500

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $14,677,811. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $6,477,214. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $4,381,432. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $175,995. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $7,886,578. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $3,286,082. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Growth Index	09/08/08	$(52,829,074)	$(835,726)

Equity Index Swap Agreement based on the Russell 2000® Growth Index	09/08/08	(15,491,224)	(521,167)

			$(1,356,893)

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 83.7%
$8,754,069	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $8,756,112(b)	$8,754,069
3,863,097	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $3,864,007(c)	3,863,097
2,613,155	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,613,771(d)	2,613,155
104,964	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $104,987(e)	104,964
4,703,679	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $4,704,777(f)	4,703,679
1,959,866	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $1,960,317(g)	1,959,866
	Total Investments (Cost $21,998,830) †	21,998,830
	Other assets less liabilities — 16.3%	4,284,932
	Net Assets — 100.0%	$26,283,762

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $8,929,160. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $3,940,375. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $2,665,418. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $107,066. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $4,797,753. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $1,999,069. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Financials had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	09/08/08	$(25,133,773)	$(1,160,050)

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 101.0%
$7,129,893	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $7,131,557(b)	$7,129,893
3,146,362	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $3,147,103(c)	3,146,362
2,128,326	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,128,827(d)	2,128,326
85,490	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $85,509(e)	85,490
3,830,987	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $3,831,881(f)	3,830,987
1,596,246	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $1,596,613(g)	1,596,246
	Total Investments (Cost $17,917,304) †	17,917,304
	Liabilities in excess of other assets — (1.0%)	(180,449)
	Net Assets — 100.0%	$17,736,855

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $7,272,499. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $3,209,302. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $2,170,893. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $87,201. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $3,907,608. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $1,628,174. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	09/08/08	$(17,540,855)	$(171,134)

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 103.5%
$144,429,911	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $144,463,611(b)	$144,429,911
63,735,699	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $63,750,712(c)	63,735,699
43,113,406	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $43,123,562(d)	43,113,406
1,731,766	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $1,732,151(e)	1,731,766
77,604,131	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $77,622,239(f)	77,604,131
32,335,055	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $32,342,492(g)	32,335,055
	Total Investments (Cost $362,949,968) †	362,949,968
	Liabilities in excess of other assets — (3.5%)	(12,115,572)
	Net Assets — 100.0%	$350,834,396

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $147,318,663. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $65,010,685. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $43,975,680. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $1,766,434. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $79,156,228. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $32,981,840. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index	09/08/08	$(285,680,148)	$(2,252,046)

Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index	09/08/08	(256,882,154)	(5,741,201)

Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index	09/08/08	(74,032,498)	(1,452,684)

Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index	09/08/08	(70,662,880)	(2,341,735)

			$(11,787,666)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 99.0%
$23,203,116	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $23,208,530(b)	$23,203,116
10,239,339	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $10,241,751(c)	10,239,339
6,926,303	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $6,927,935(d)	6,926,303
278,213	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $278,275(e)	278,213
12,467,346	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $12,470,255(f)	12,467,346
5,194,727	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $5,195,922(g)	5,194,727
	Total Investments (Cost $58,309,044) †	58,309,044
	Other assets less liabilities — 1.0%	569,286
	Net Assets — 100.0%	$58,878,330

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $23,667,203. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $10,444,169. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $7,064,830. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $283,783. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $12,716,695. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $5,298,635. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	09/08/08	$(74,608,933)	$299,534

Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	09/08/08	(21,784,455)	146,928

Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	09/08/08	(21,524,628)	183,712

			$630,174

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 103.0%
$83,677,965	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $83,697,490(b)	$83,677,965
36,926,379	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $36,935,077(c)	36,926,379
24,978,497	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $24,984,381(d)	24,978,497
1,003,329	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $1,003,552(e)	1,003,329
44,961,294	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $44,971,785(f)	44,961,294
18,733,873	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $18,738,182(g)	18,733,873
	Total Investments (Cost $210,281,337) †	210,281,337
	Liabilities in excess of other assets — (3.0%)	(6,147,797)
	Net Assets — 100.0%	$204,133,540

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $85,351,613. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $37,665,064. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $25,478,070. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $1,023,414. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $45,860,528. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $19,108,599. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Comsumer ServicesSM Index	09/08/08	$(222,343,120)	$(6,888,781)

Equity Index Swap Agreement based on the Dow Jones U.S. Comsumer ServicesSM Index	09/08/08	(148,198,587)	(3,021,019)

Equity Index Swap Agreement based on the Dow Jones U.S. Comsumer ServicesSM Index	12/06/08	(30,000,000)	3,914,017

			$(5,995,783)

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 82.5%
$1,437,505,521	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $1,437,840,939(b)	$1,437,505,521
634,359,039	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $634,508,466(c)	634,359,039
429,106,126	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $429,207,204(d)	429,106,126
17,236,206	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $17,240,036(e)	17,236,206
772,391,026	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $772,571,251(f)	772,391,026
321,829,594	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $321,903,615(g)	321,829,594
	Total Investments (Cost $3,612,427,512) †	3,612,427,512
	Other assets less liabilities — 17.5%	767,328,929
	Net Assets — 100.0%	$4,379,756,441

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $1,466,257,164. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $647,048,924. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $437,688,303. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $17,581,254. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $787,838,984. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $328,267,025. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Financials had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	09/08/08	$(3,355,690,994)	$7,595,780

Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	09/08/08	(3,075,662,054)	27,042,862

Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	09/08/08	(1,498,756,854)	15,119,990

Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	09/08/08	(747,752,166)	39,416,037

Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	09/08/08	(166,841,680)	5,199,003

Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	09/08/08	(17,976,051)	(593,174)

			$93,780,498

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 98.4%
$6,354,943	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $6,356,426(b)	$6,354,943
2,804,383	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,805,044(c)	2,804,383
1,896,998	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $1,897,445(d)	1,896,998
76,198	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $76,215(e)	76,198
3,414,596	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $3,415,393(f)	3,414,596
1,422,748	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $1,423,075(g)	1,422,748
	Total Investments (Cost $15,969,866) †	15,969,866
	Other assets less liabilities — 1.6%	258,224
	Net Assets — 100.0%	$16,228,090

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $6,482,048. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $2,860,482. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $1,934,938. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $77,723. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $3,482,889. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $1,451,207. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index	09/08/08	$(22,627,833)	$189,908

Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index	09/08/08	(6,938,525)	79,268

Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index	09/08/08	(3,035,816)	18,354

			$287,530

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 101.6%
$45,073,393	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $45,083,910(b)	$45,073,393
19,890,508	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $19,895,193(c)	19,890,508
13,454,744	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $13,457,913(d)	13,454,744
540,446	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $540,566(e)	540,446
24,218,540	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $24,224,191(f)	24,218,540
10,091,058	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $10,093,379(g)	10,091,058
	Total Investments (Cost $113,268,689) †	113,268,689
	Liabilities in excess of other assets — (1.6%)	(1,836,379)
	Net Assets — 100.0%	$111,432,310

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $45,974,909. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $20,288,403. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $13,723,841. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $551,265. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $24,702,915. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $10,292,906. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	09/08/08	$(92,312,991)	$(203,498)

Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	09/08/08	(53,041,153)	(115,158)

Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	09/08/08	(40,167,450)	(118,175)

Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	09/08/08	(34,395,020)	(1,298,877)

			$(1,735,708)

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 103.3%
$548,304,790	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $548,432,728(b)	$548,304,790
241,962,271	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $242,019,267(c)	241,962,271
163,673,070	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $163,711,624(d)	163,673,070
6,574,371	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $6,575,832(e)	6,574,371
294,611,529	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $294,680,272(f)	294,611,529
122,754,804	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $122,783,038(g)	122,754,804
	Total Investments (Cost $1,377,880,835) †	1,377,880,835
	Liabilities in excess of other assets — (3.3%)	(44,643,787)
	Net Assets — 100.0%	$1,333,237,048

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $559,271,470. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $246,802,547. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $166,946,554. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $6,705,982. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $300,503,812. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $125,210,220. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	09/08/08	$(991,354,285)	$(23,978,125)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	09/08/08	(854,147,013)	(17,693,061)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	09/08/08	(584,930,054)	(25,090,538)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	09/08/08	(86,949,411)	(142,812)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	09/08/08	(71,493,043)	(1,360,185)

			$(68,264,721)

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 95.3%
$555,422,911	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $555,552,510(b)	$555,422,911
245,103,438	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $245,161,173(c)	245,103,438
165,797,884	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $165,836,939(d)	165,797,884
6,659,720	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $6,661,200(e)	6,659,720
298,436,191	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $298,505,826(f)	298,436,191
124,348,413	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $124,377,013(g)	124,348,413
	Total Investments (Cost $1,395,768,557) †	1,395,768,557
	Other assets less liabilities — 4.7%	69,088,696
	Net Assets — 100.0%	$1,464,857,253

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $566,531,962. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $250,006,551. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $169,113,863. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $6,793,039. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $304,404,968. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $126,835,706. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	09/08/08	$(966,376,788)	$(12,148,904)

Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	09/08/08	(959,915,202)	(6,937,249)

Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	09/08/08	(580,137,943)	2,855,169

Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	09/08/08	(303,624,550)	(8,746,750)

Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	09/08/08	(74,559,233)	(2,262,152)

Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	09/08/08	(5,137,249)	1,004,723

			$(26,235,163)

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 101.9%
$14,269,846	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $14,273,176(b)	$14,269,846
6,297,163	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $6,298,646(c)	6,297,163
4,259,656	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $4,260,659(d)	4,259,656
171,100	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $171,138(e)	171,100
7,667,380	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $7,669,169(f)	7,667,380
3,194,742	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $3,195,477(g)	3,194,742
	Total Investments (Cost $35,859,887) †	35,859,887
	Liabilities in excess of other assets — (1.9%)	(659,808)
	Net Assets — 100.0%	$35,200,079

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $14,555,259. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $6,423,133. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $4,344,849. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $174,526. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $7,820,729. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $3,258,645. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	09/08/08	$(59,094,782)	$(538,644)

Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	09/08/08	(10,347,360)	(75,878)

			$(614,522)

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 99.0%
$22,188,003	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $22,193,180(b)	$22,188,003
9,791,378	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $9,793,684(c)	9,791,378
6,623,285	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $6,624,845(d)	6,623,285
266,042	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $266,101(e)	266,042
11,921,912	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $11,924,694(f)	11,921,912
4,967,464	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $4,968,607(g)	4,967,464
	Total Investments (Cost $55,758,084) †	55,758,084
	Other assets less liabilities — 1.0%	553,685
	Net Assets — 100.0%	$56,311,769

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $22,631,787. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $9,987,248. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $6,755,751. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $271,368. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $12,160,353. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $5,066,826. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Technology had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index	09/08/08	$(76,235,642)	$443,953

Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index	09/08/08	(36,531,780)	175,808

			$619,761

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) - 107.6%
$4,149,832	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $4,150,800(b)	$4,149,832
1,831,286	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $1,831,717(c)	1,831,286
1,238,756	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $1,239,048(d)	1,238,756
49,758	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $49,769(e)	49,758
2,229,760	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $2,230,280(f)	2,229,760
929,066	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $929,280(g)	929,066
	Total Investments (Cost $10,428,458) †	10,428,458
	Liabilities in excess of other assets — (7.6%)	(736,002)
	Net Assets — 100.0%	$9,692,456

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $4,232,833. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $1,867,919. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $1,263,531. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $50,754. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $2,274,356. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $947,651. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Select Telecommunications Index	09/08/08	$(11,212,654)	$(313,575)

Equity Index Swap Agreement based on the Dow Jones U.S. Select Telecommunications Index	09/08/08	(7,383,703)	(398,769)

			$(712,344)

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 104.9%
$9,426,351	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $9,428,550(b)	$9,426,351
4,159,769	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $4,160,749(c)	4,159,769
2,813,836	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $2,814,499(d)	2,813,836
113,025	Lehman Brothers Holdings,Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $113,050(e)	113,025
5,064,905	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $5,066,087(f)	5,064,905
2,110,377	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $2,110,862(g)	2,110,377
	Total Investments (Cost $23,688,263) †	23,688,263
	Liabilities in excess of other assets — (4.9%)	(1,105,817)
	Net Assets — 100.0%	$22,582,446

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $9,614,888. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $4,242,982. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $2,870,113. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $115,288. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $5,166,204. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $2,152,590. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	09/08/08	$(31,330,361)	$(758,445)

Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	09/08/08	(9,976,348)	(208,127)

Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	09/08/08	(2,848,679)	(103,978)

			$(1,070,550)

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 98.4%
$17,894,049	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $17,898,224(b)	$17,894,049
7,896,492	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $7,898,352(c)	7,896,492
5,341,507	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $5,342,765(d)	5,341,507
214,556	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $214,604(e)	214,556
9,614,713	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $9,616,956(f)	9,614,713
4,006,130	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $4,007,051(g)	4,006,130
	Total Investments (Cost $44,967,447) †	44,967,447
	Other assets less liabilities — 1.6%	732,226
	Net Assets — 100.0%	$45,699,673

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $18,251,949. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $8,054,456. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $5,448,338. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $218,851. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $9,807,009. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $4,086,263. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short MSCI EAFE had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the MSCI EAFE Index	09/08/08	$(38,669,080)	$452,158

Equity Index Swap Agreement based on the MSCI EAFE Index	09/08/08	(7,730,734)	323,664

			$775,822

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 106.9%
$21,694,968	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $21,700,030(b)	$21,694,968
9,573,806	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $9,576,061(c)	9,573,806
6,476,110	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $6,477,635(d)	6,476,110
260,130	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $260,188(e)	260,130
11,656,997	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $11,659,717(f)	11,656,997
4,857,082	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $4,858,199(g)	4,857,082
	Total Investments (Cost $54,519,093) †	54,519,093
	Liabilities in excess of other assets — (6.9)%	(3,539,203)
	Net Assets — 100.0%	$50,979,890

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $22,128,890. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $9,765,323. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $6,605,633. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $265,338. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $11,890,139. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $4,954,237. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short MSCI Emerging Markets had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	09/08/08	$(28,523,622)	$1,583,645

Equity Index Swap Agreement based on the MSCI Emerging Markets Index	09/08/08	(25,488,445)	1,308,085

			$2,891,730

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 98.2%
$66,574,133	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $66,589,667(b)	$66,574,133
29,378,602	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $29,385,522(c)	29,378,602
19,872,875	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $19,877,556(d)	19,872,875
798,248	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $798,425(e)	798,248
35,771,176	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $35,779,523(f)	35,771,176
14,904,657	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $14,908,085(g)	14,904,657
	Total Investments (Cost $167,299,691) †	167,299,691
	Other assets less liabilities — 1.8%	3,010,806
	Net Assets — 100.0%	$170,310,497

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $67,905,686. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $29,966,300. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $20,270,336. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $814,228. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $36,486,606. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $15,202,789. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI EAFE had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the MSCI EAFE Index	09/08/08	$(175,022,696)	$4,385,153

Equity Index Swap Agreement based on the MSCI EAFE Index	09/08/08	(168,376,445)	(1,440,505)

			$2,944,648

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 103.7%
$189,638,282	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $189,682,531(b)	$189,638,282
83,685,772	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $83,705,485(c)	83,685,772
56,608,443	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $56,621,777(d)	56,608,443
2,273,831	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $2,274,336(e)	2,273,831
101,895,196	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $101,918,972(f)	101,895,196
42,456,332	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $42,466,097(g)	42,456,332
	Total Investments (Cost $476,557,856) †	476,557,856
	Liabilities in excess of other assets — (3.7)%	(16,863,306)
	Net Assets — 100.0%	$459,694,550

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $193,431,250. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $85,359,844. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $57,740,619. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $2,319,350. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $103,933,119. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $43,305,569. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Emerging Markets had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	09/08/08	$(538,609,878)	$(1,388,699)

Equity Index Swap Agreement based on the MSCI Emerging Markets Index	09/08/08	(369,662,199)	(8,245,426)

			$(9,634,125)

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 100.7%
$11,263,818	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $11,266,446(b)	$11,263,818
4,970,628	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $4,971,799(c)	4,970,628
3,362,334	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $3,363,126(d)	3,362,334
135,057	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $135,087(e)	135,057
6,052,200	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $6,053,612(f)	6,052,200
2,521,750	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $2,522,330(g)	2,521,750
	Total Investments (Cost $28,305,787) †	28,305,787
	Liabilities in excess of other assets — (0.7)%	(193,278)
	Net Assets — 100.0%	$28,112,509

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $11,489,106. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $5,070,061. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $3,429,581. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $137,761. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $6,173,246. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $2,572,192. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Japan had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the MSCI Japan Index	09/08/08	$(33,750,461)	$(710,497)

Equity Index Swap Agreement based on the MSCI Japan Index	09/08/08	(22,573,849)	566,099

			$(144,398)

UltraShort FTSE/Xinhua China 25

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 107.9%
$155,928,805	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $155,965,188(b)	$155,928,805
68,810,064	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $68,826,273(c)	68,810,064
46,545,912	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $46,556,876(d)	46,545,912
1,869,642	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $1,870,057(e)	1,869,642
83,782,641	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $83,802,190(f)	83,782,641
34,909,434	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $34,917,463(g)	34,909,434
	Total Investments (Cost $391,846,498) †	391,846,498
	Liabilities in excess of other assets — (7.9)%	(28,558,409)
	Net Assets — 100.0%	$363,288,089

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $159,047,547. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $70,186,559. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $47,476,836. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $1,907,070. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $85,458,309. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $35,607,714. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	09/08/08	$(322,607,383)	$(6,088,332)

Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	09/08/08	(161,305,602)	(5,366,125)

Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	09/08/08	(160,033,827)	2,915,547

Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	09/08/08	(55,000,818)	(12,415,032)

			$(20,953,942)

UltraShort Lehman 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 103.8%
$35,558,297	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $35,566,594(b)	$35,558,297
15,691,576	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $15,695,272(c)	15,691,576
10,614,417	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $10,616,917(d)	10,614,417
426,357	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $426,452(e)	426,357
19,105,951	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $19,110,409(f)	19,105,951
7,960,813	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $7,962,644(g)	7,960,813
	Total Investments (Cost $89,357,411) †	89,357,411
	Liabilities in excess of other assets — (3.8)%	(3,270,323)
	Net Assets — 100.0%	$86,087,088

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $36,269,501. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $16,005,475. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $10,826,707. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $434,892. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $19,488,073. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $8,120,050. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Lehman 7-10 Year Treasury had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini U.S. Treasury Note Futures Contracts	72	12/19/08	$8,316,000	$4,930

Cash collateral in the amount of $112,095 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

UltraShort Lehman 7-10 Year Treasury had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Lehman 7-10 Year U.S. Treasury Index	09/08/08	$(121,263,787)	$(2,520,772)

Equity Index Swap Agreement based on the Lehman 7-10 Year U.S. Treasury Index	09/08/08	(39,911,468)	(785,460)

			$(3,306,232)

UltraShort Lehman 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements(a) — 108.2%
$128,793,348	Bank of America Corp., 2.10%, dated 08/29/08, due 09/02/08, total to be received $128,823,400(b)	$128,793,348
56,835,416	Credit Suisse First Boston Corp., 2.12%, dated 08/29/08, due 09/02/08, total to be received $56,848,804(c)	56,835,416
38,445,775	JPMorgan Chase & Co., 2.12%, dated 08/29/08, due 09/02/08, total to be received $38,454,831(d)	38,445,775
1,544,278	Lehman Brothers Holdings, Inc., 2.00%, dated 08/29/08, due 09/02/08, total to be received $1,544,621(e)	1,544,278
69,202,396	UBS Warburg LLC, 2.10%, dated 08/29/08, due 09/02/08, total to be received $69,218,543(f)	69,202,396
28,834,331	UBS Warburg LLC, 2.07%, dated 08/29/08, due 09/02/08, total to be received $28,840,963(g)	28,834,331
	Total Investments (Cost $323,655,544) †	323,655,544
	Liabilities in excess of other assets — (8.2)%	(24,624,773)
	Net Assets — 100.0%	$299,030,771

(a)	All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 9/2/08 to 9/16/13; Federal Home Loan Mortgage Corp., 0% to 4.25%, due 9/15/08 to 6/29/11; Federal National Mortgage Association, 0% to 5.00%, due 9/23/08 to 4/26/17, which had a total value of $131,369,352. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 5.00% to 5.75%, due 5/15/12 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 9/3/08 to 3/15/31; Federal National Mortgage Association, 3.00% to 6.63%, due 10/15/08 to 10/23/39; International Bank for Reconstruction and Development, 5.00%, due 4/1/16, which had a total value of $57,972,366. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0%, due 11/13/08 to 12/10/08; Federal Home Loan Mortgage Corp., 0% to 4.13%, due 9/12/08 to 2/27/18; Federal National Mortgage Association, 0% to 5.53%, due 10/28/08 to 7/2/18, which had a total value of $39,214,696. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Resolution Funding Corp., 8.88% to 9.38%, due 7/15/20 to 10/15/20, which had a total value of $1,575,193. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.75% to 5.25%, due 9/1/09 to 12/13/22; Federal National Mortgage Association, 3.13% to 5.50%, due 11/17/08 to 4/29/13, which had a total value of $70,586,456. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 3.15% to 6.13%, due 5/6/10 to 4/16/37, which had a total value of $29,411,093. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Lehman 20+ Year Treasury had the following open short futures contracts as of August 31, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini U.S. Treasury Bond Futures Contracts	226	12/19/08	$26,512,625	$98,875

Cash collateral in the amount of $472,221 was pledged to cover margin requirements for open futures contracts as of August 31, 2008.

Swap Agreements

UltraShort Lehman 20+ Year Treasury had the following open swap agreements as of August 31, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Lehman 20+ Year U.S. Treasury Index	09/08/08	$(337,769,783)	$(15,615,796)

Equity Index Swap Agreement based on the Lehman 20+ Year U.S. Treasury Index	09/08/08	(219,785,089)	(9,398,063)

			$(25,013,859)

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2008 (Unaudited)

1. Organization

ProShares Trust, a Delaware statutory trust, (the “Trust”) was formed on May 29, 2002, and has authorized capital of unlimited shares at no par value. The Trust is comprised of 64 active Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to the Investment Company Act of 1940.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProShare Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives (e.g., futures and swap agreements) are generally valued using third party pricing services or other procedures approved by the Board. Future contracts are generally valued at their last sale price prior to the time at which the NAV per share of a ProShare is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

•                  Level 1 — Quoted prices in active markets for identical assets.

•                  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including each Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value each Funds’ net assets as of August 31, 2008:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Ultra QQQ®	$951,106,516	$2,100,750	$—	$208,738,805	$(104,474,653)	$1,159,845,321	$(102,373,903)
Ultra Dow30SM	423,868,015	1,080,810	—	57,605,079	(31,072,409)	481,473,094	(29,991,599)
Ultra S&P500®	1,032,812,990	2,805,244	—	197,643,699	(72,913,234)	1,230,456,689	(70,107,990)
Ultra Mid-Cap 400	142,759,229	469,120	—	20,582,590	(5,859,472)	163,341,819	(5,390,352)
Ultra SmallCap600	45,240,270	—	—	4,124,130	(47,888)	49,364,400	(47,888)
Ultra Russell2000	184,876,002	1,056,541	49,638	19,822,207	(1,785,261)	204,747,847	(728,720)
Ultra Russell1000 Value	8,761,821	—	—	847,290	(71,226)	9,609,111	(71,226)
Ultra Russell1000 Growth	22,962,246	—	—	4,632,113	(2,744,579)	27,594,359	(2,744,579)
Ultra Russell MidCap Value	8,456,411	—	—	1,175,598	166,212	9,632,009	166,212
Ultra Russell MidCap Growth	10,388,215	—	—	1,298,343	(4,719)	11,686,558	(4,719)
Ultra Russell2000 Value	23,578,815	—	748	1,736,033	509,617	25,315,596	509,617
Ultra Russell2000 Growth	25,092,278	—	9,535	4,533,631	(563,527)	29,635,444	(563,527)
Ultra Basic Materials	45,268,792	—	—	6,876,988	(755,056)	52,145,780	(755,056)
Ultra Consumer Goods	7,999,925	—	—	1,742,623	(494,310)	9,742,548	(494,310)
Ultra Consumer Services	9,362,141	—	—	482,370	54,756	9,844,511	54,756
Ultra Financials	1,717,182,007	—	—	334,924,039	(65,982,857)	2,052,106,046	(65,982,857)
Ultra Health Care	46,047,010	—	—	5,475,012	(1,445,603)	51,522,022	(1,445,603)
Ultra Industrials	12,443,021	—	—	2,658,072	(1,401,285)	15,101,093	(1,401,285)
Ultra Oil & Gas	266,070,922	—	—	27,913,469	(67,134)	293,984,391	(67,134)
Ultra Real Estate	69,988,404	—	—	11,992,484	(1,077,280)	81,980,888	(1,077,280)
Ultra Semiconductors	55,237,883	—	—	10,530,152	(7,673,150)	65,768,035	(7,673,150)
Ultra Technology	81,826,411	—	—	22,890,681	(12,955,123)	104,717,092	(12,955,123)
Ultra Telecommunications	9,038,715	—	—	1,168,202	142,594	10,206,917	142,594
Ultra Utilities	22,234,832	—	—	2,992,771	(1,063,350)	25,227,603	(1,063,350)
Short QQQ®		452,484	—	84,841,801	833,345	84,841,801	1,285,829
Short Dow30SM	—	1,315,083	—	203,035,403	(294,115)	203,035,403	1,020,968
Short S&P500®	—	2,066,190	—	373,760,849	1,058,831	373,760,849	3,125,021
Short MidCap400	—	203,044	—	41,644,683	(356,477)	41,644,683	(153,433)
Short SmallCap600	—	—	—	16,168,393	(349,300)	16,168,393	(349,300)
Short Russell2000	—	(28,235)	—	82,129,457	(1,657,423)	82,129,457	(1,685,658)
UltraShort QQQ®	—	9,387,820	—	1,558,730,685	39,444,314	1,558,730,685	48,832,134
UltraShort Dow30SM	—	2,065,575	—	576,921,388	833,747	576,921,388	2,899,322
UltraShort S&P500®	—	7,523,264	—	2,502,302,748	(4,881,572)	2,502,302,748	2,641,692
UltraShort MidCap400	—	720,218	—	157,140,352	(3,382,799)	157,140,352	(2,662,581)
UltraShort SmallCap600	—	—	—	72,690,401	(3,495,402)	72,690,401	(3,495,402)
UltraShort Russell2000	—	296,512	—	1,191,057,582	(47,761,597)	1,191,057,582	(47,465,085)
UltraShort Russell1000 Value	—	—	—	20,963,820	(114,196)	20,963,820	(114,196)
UltraShort Russell1000 Growth	—	—	—	21,961,125	32,076	21,961,125	32,076
UltraShort Russell MidCap Value	—	—	—	5,653,896	968,229	5,653,896	968,229
UltraShort Russell MidCap Growth	—	—	—	22,231,538	(233,457)	22,231,538	(233,457)
UltraShort Russell2000 Value	—	—	—	28,190,503	1,938,753	28,190,503	1,938,753
UltraShort Russell2000 Growth	—	—	—	36,161,821	(1,356,893)	36,161,821	(1,356,893)
Short Financials	—	—	—	21,998,830	(1,160,050)	21,998,830	(1,160,050)
Short Oil & Gas	—	—	—	17,917,304	(171,134)	17,917,304	(171,134)
UltraShort Basic Materials	—	—	—	362,949,968	(11,787,666)	362,949,968	(11,787,666)
UltraShort Consumer Goods	—	—	—	58,309,044	630,174	58,309,044	630,174
UltraShort Consumer Services	—	—	—	210,281,337	(5,995,783)	210,281,337	(5,995,783)
UltraShort Financials	—	—	—	3,612,427,512	93,780,498	3,612,427,512	93,780,498
UltraShort Health Care	—	—	—	15,969,866	287,530	15,969,866	287,530
UltraShort Industrials	—	—	—	113,268,689	(1,735,708)	113,268,689	(1,735,708)
UltraShort Oil & Gas	—	—	—	1,377,880,835	(68,264,721)	1,377,880,835	(68,264,721)
UltraShort Real Estate	—	—	—	1,395,768,557	(26,235,163)	1,395,768,557	(26,235,163)
UltraShort Semiconductors	—	—	—	35,859,887	(614,522)	35,859,887	(614,522)
UltraShort Technology	—	—	—	55,758,084	619,761	55,758,084	619,761
UltraShort Telecommunications	—	—	—	10,428,458	(712,344)	10,428,458	(712,344)
UltraShort Utilities	—	—	—	23,688,263	(1,070,550)	23,688,263	(1,070,550)
Short MSCI EAFE	—	—	—	44,967,447	775,822	44,967,447	775,822
Short MSCI Emerging Markets	—	—	—	54,519,093	2,891,730	54,519,093	2,891,730
UltraShort MSCI EAFE	—	—	—	167,299,691	2,944,648	167,299,691	2,944,648
UltraShort MSCI Emerging Markets	—	—	—	476,557,856	(9,634,125)	476,557,856	(9,634,125)
UltraShort MSCI Japan	—	—	—	28,305,787	(144,398)	28,305,787	(144,398)
UltraShort FTSE/Xinhua China 25	—	—	—	391,846,498	(20,953,942)	391,846,498	(20,953,942)
UltraShort Lehman 7-10 Year Treasury	—	4,930	—	89,357,411	(3,306,232)	89,357,411	(3,301,302)
UltraShort Lehman 20+ Year Treasury	—	98,875	—	323,655,544	(25,013,859)	323,655,544	(24,914,984)

*Other financial instruments are derivative instruments, such as future and swap contracts, which are valued at unrealized appreciation/depreciation on the instrument.

At August 31, 2008 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

American Depositary Receipts (“ADRs”)

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Repurchase Agreements

Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counterparty to a repurchase agreement will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly, therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying  the repurchase agreement is held by the Fund’s custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or a Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. A portion of distributions received from REITS during the period is estimated to be dividend income, and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITS.

Futures Contracts

The Funds may purchase or sell index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks or bonds in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected, which is typically cash or U.S. government securities. Brokers may establish deposit requirements which are higher than exchange minimums. A portion of the initial margin is segregated cash balances with brokers for futures contracts, and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value (“NAV”) at least equal to such accrued excess is maintained in a segregated account by a Fund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the NAV of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor.

The Funds collateralize swap agreements with certain securities as indicated on the Schedule of Portfolio Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising its right with respect to the collateral.

The Funds remain subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

3. Securities Transactions, Related Income and Allocations

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Risks

Refer to the prospectus for a complete description of risks associated with the Funds.

Concentration Risk

Each Ultra Sector and Short Sector, Ultra Russell2000 Growth and UltraShort FTSE/ Xinhua China 25 will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective.  A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests.  A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

At August 31, 2008, the UltraShort Russell MidCap Value Fund and the UltraShort Russell2000 Value Fund had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each fund’s net asset value.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only the Ultra ProShares and certain Short ProShares employ leverage to the extent that the Funds’ exposure to the markets exceed the net assets of the Fund, each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Additionally, counterparties with the ability to demand repayment at anytime, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

5.  Subsequent Events

(a)  On September 15, 2008, Lehman Brothers Holdings, Inc. (“Lehman”) filed a petition for Chapter 11 bankruptcy.  Certain ProShares transacted business with subsidiaries of Lehman as a counterparty for certain derivative transactions and a broker-dealer for certain investment transactions.  The settlement of derivative and investment transactions with Lehman relating to balances outstanding as of September 15, 2008 has been delayed due to the terms of Lehman’s bankruptcy proceeding.  To the extent Lehman fails to pay the ProShares in connection with the settlement of derivative transactions, the Advisor has notified the Board of Trustees that it has agreed to reimburse the ProShares for any such loss.

(b)  On September 18, 2008, the U.S. Securities and Exchange Commission issued an emergency order that temporarily prohibited any person from effecting short sales in the publicly traded securities of certain financial firms.  In response, the Trust suspended creating new shares in ProShares Short Financials and ProShares UltraShort Financials from September 18, 2008 until the order’s expiration at midnight on October 8, 2008.  ProShares Short Financials and ProShares UltraShort Financials resumed its normal process of creating shares on October 9, 2008.

(c)  Effective October 1, 2008, the name of each Fund changed as below.

NEW NAME	OLD NAME
ProShares Ultra QQQ®	Ultra QQQ® ProShares
ProShares Ultra Dow30SM	Ultra Dow30SM ProShares
ProShares Ultra S&P500®	Ultra S&P500® ProShares
ProShares Ultra MidCap400	Ultra MidCap400 ProShares
ProShares Ultra SmallCap600	Ultra SmallCap600 ProShares
ProShares Ultra Russell2000	Ultra Russell2000 ProShares
ProShares Ultra Russell1000 Value	Ultra Russell1000 Value ProShares
ProShares Ultra Russell1000 Growth	Ultra Russell1000 Growth ProShares
ProShares Ultra Russell MidCap Value	Ultra Russell MidCap Value ProShares
ProShares Ultra Russell MidCap Growth	Ultra Russell MidCap Growth ProShares
ProShares Ultra Russell2000 Value	Ultra Russell2000 Value ProShares
ProShares Ultra Russell2000 Growth	Ultra Russell2000 Growth ProShares
ProShares Ultra Basic Materials	Ultra Basic Materials ProShares
ProShares Ultra Consumer Goods	Ultra Consumer Goods ProShares
ProShares Ultra Consumer Services	Ultra Consumer Services ProShares
ProShares Ultra Financials	Ultra Financials ProShares
ProShares Ultra Health Care	Ultra Health Care ProShares
ProShares Ultra Industrials	Ultra Industrials ProShares
ProShares Ultra Oil & Gas	Ultra Oil & Gas ProShares
ProShares Ultra Real Estate	Ultra Real Estate ProShares
ProShares Ultra Semiconductors	Ultra Semiconductors ProShares
ProShares Ultra Technology	Ultra Technology ProShares
ProShares Ultra Telecommunications	Ultra Telecommunications ProShares
ProShares Ultra Utilities	Ultra Utilities ProShares
ProShares Short QQQ®	Short QQQ® ProShares
ProShares Short Dow30SM	Short Dow30SM ProShares
ProShares Short S&P500®	Short S&P500® ProShares
ProShares Short MidCap400	Short MidCap400 ProShares
ProShares Short SmallCap600	Short SmallCap600 ProShares
ProShares Short Russell2000	Short Russell2000 ProShares
ProShares UltraShort QQQ®	UltraShort QQQ® ProShares
ProShares UltraShort Dow30SM	UltraShort Dow30SM ProShares

NEW NAME	OLD NAME
ProShares UltraShort S&P500®	UltraShort S&P500® ProShares
ProShares UltraShort MidCap400	UltraShort MidCap400 ProShares
ProShares UltraShort SmallCap600	UltraShort SmallCap600 ProShares
ProShares UltraShort Russell2000	UltraShort Russell2000 ProShares
ProShares UltraShort Russell1000 Value	UltraShort Russell1000 Value ProShares
ProShares UltraShort Russell1000 Growth	UltraShort Russell1000 Growth ProShares
ProShares UltraShort Russell MidCap Value	UltraShort Russell MidCap Value ProShares
ProShares UltraShort Russell MidCap Growth	UltraShort Russell MidCap Growth ProShares
ProShares UltraShort Russell2000 Value	UltraShort Russell2000 Value ProShares
ProShares UltraShort Russell2000 Growth	UltraShort Russell2000 Growth ProShares
ProShares Short Financials	Short Financials ProShares
ProShares Short Oil & Gas	Short Oil & Gas ProShares
ProShares UltraShort Basic Materials	UltraShort Basic Materials ProShares
ProShares UltraShort Consumer Goods	UltraShort Consumer Goods ProShares
ProShares UltraShort Consumer Services	UltraShort Consumer Services ProShares
ProShares UltraShort Financials	UltraShort Financials ProShares
ProShares UltraShort Health Care	UltraShort Health Care ProShares
ProShares UltraShort Industrials	UltraShort Industrials ProShares
ProShares UltraShort Oil & Gas	UltraShort Oil & Gas ProShares
ProShares UltraShort Real Estate	UltraShort Real Estate ProShares
ProShares UltraShort Semiconductors	UltraShort Semiconductors ProShares
ProShares UltraShort Technology	UltraShort Technology ProShares
ProShares UltraShort Telecommunications	UltraShort Telecommunications ProShares
ProShares UltraShort Utilities	UltraShort Utilities ProShares
ProShares Short MSCI EAFE	Short MSCI EAFE ProShares
ProShares Short MSCI Emerging Markets	Short MSCI Emerging Markets ProShares
ProShares UltraShort MSCI EAFE	UltraShort MSCI EAFE ProShares
ProShares UltraShort MSCI Emerging Markets	UltraShort MSCI Emerging Markets ProShares
ProShares UltraShort MSCI Japan	UltraShort MSCI Japan ProShares
ProShares UltraShort FTSE/Xinhua China 25	UltraShort FTSE/Xinhua China 25 ProShares
ProShares UltraShort Lehman 7-10 Year Treasury	UltraShort Lehman 7-10 Year Treasury ProShares
ProShares UltraShort Lehman 20+ Year Treasury	UltraShort Lehman 20+ Year Treasury ProShares

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg
Louis Mayberg
President
October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg
Louis Mayberg
President
October 28, 2008

By:	/s/ Simon Collier
Simon Collier
Treasurer
October 28, 2008